UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 99.0%
Beverages - 0.1%
Tibet 5100 Water Resources Holdings Ltd.	2,392,000	$869,762

Chemicals - 22.8%
Agrium, Inc.	210,409	23,835,189
CF Industries Holdings, Inc.	96,063	22,014,758
Incitec Pivot Ltd.	2,328,161	7,843,694
Israel Chemicals Ltd.	706,024	9,336,012
K+S AG	285,846	12,901,245
Monsanto Co.	763,301	77,360,556
The Mosaic Co.	440,484	26,979,645
Potash Corp. of Saskatchewan, Inc.	1,323,187	56,127,980
The Scotts Miracle-Gro Co., Class A	67,166	2,936,497
Sociedad Quimica y Minera de Chile S.A. (ADR)	173,382	9,855,033
Syngenta AG	139,373	60,142,396
Yara International ASA	266,321	14,180,890

		323,513,895
Food Products - 6.1%
Archer-Daniels-Midland Co.	1,008,430	28,770,508
Bunge Ltd.	206,184	16,424,618
Charoen Pokphand Indonesia Tbk PT	11,757,000	4,677,451
Felda Global Ventures Holdings Bhd	3,208,000	4,728,883
GrainCorp Ltd., Class A	357,698	4,503,279
IOI Corp. Bhd	3,909,105	6,253,058
Kuala Lumpur Kepong Bhd	321,272	2,243,837
Nutreco N.V.	52,495	4,652,351
PPB Group Bhd	1,026,400	4,116,171
Suedzucker AG	107,778	4,611,309
Tongaat Hulett Ltd.	182,754	2,843,656
Wilmar International Ltd.	784,126	2,419,907

		86,245,028

	Shares	Value
Common Stocks - (continued)
Metals & Mining - 28.6%
Agnico-Eagle Mines Ltd.	118,355	$5,406,756
Alcoa, Inc.	631,829	5,585,368
Anglo American PLC	906,741	27,120,183
AngloGold Ashanti Ltd.	266,321	7,423,353
Antofagasta Aberdeen Asset Management PLC	217,118	3,931,103
Barrick Gold Corp.	757,570	24,088,125
BHP Billiton Ltd.	1,815,044	70,956,444
Cia de Minas Buenaventura S.A. (ADR)	112,936	3,341,776
Eldorado Gold Corp.	516,241	5,762,714
First Quantum Minerals Ltd.	348,326	7,012,901
Franco-Nevada Corp.	89,034	4,751,867
Freeport-McMoRan Copper & Gold, Inc.	733,359	25,850,905
Glencore International PLC	2,381,269	14,854,244
Gold Fields Ltd.	502,183	5,832,938
Goldcorp, Inc.	641,201	22,551,325
Grupo Mexico SAB de CV	2,268,208	8,442,783
Impala Platinum Holdings Ltd.	333,487	6,062,246
Industrias Penoles SAB de CV	82,408	4,042,564
Kinross Gold Corp.	750,541	6,146,494
MMC Norilsk Nickel OJSC (ADR)	589,668	11,728,496
Newcrest Mining Ltd.	542,014	13,229,136
Newmont Mining Corp.	391,281	16,809,432
Randgold Resources Ltd.	71,071	6,726,967
Rio Tinto PLC	775,533	43,772,649
Silver Wheaton Corp.	249,920	8,684,711
Sumitomo Metal Mining Co. Ltd.	166,031	2,588,890
Teck Resources Ltd., Class B	292,875	10,658,263
Xstrata PLC	1,255,067	23,510,030
Yamana Gold, Inc.	570,911	9,316,563

		406,189,226

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - 0.5%
Veolia Environnement S.A.	597,465	$7,701,246

Oil, Gas & Consumable Fuels - 30.5%
Anadarko Petroleum Corp.	103,873	8,311,917
Apache Corp.	102,311	8,569,569
BG Group PLC	873,158	15,504,701
BP PLC	4,671,161	34,567,002
Canadian Natural Resources Ltd.	267,102	8,054,375
Cenovus Energy, Inc.	194,469	6,446,282
Chevron Corp.	471,724	54,319,019
China Petroleum & Chemical Corp., Class H	3,724,000	4,518,450
CNOOC Ltd.	3,327,112	6,872,585
ConocoPhillips	287,408	16,669,664
Cosan Ltd., Class A	246,741	4,853,395
Cosan S.A. Industria e Comercio	167,890	3,966,836
Devon Energy Corp.	101,530	5,806,501
Encana Corp.	190,564	3,678,304
ENI S.p.A.	631,048	15,838,248
EOG Resources, Inc.	61,699	7,711,141
Exxon Mobil Corp.	735,702	66,191,109
Gazprom OAO (ADR)	1,262,996	11,897,422
Hess Corp.	69,509	4,668,224
Lukoil OAO (ADR)	138,237	9,330,997
Marathon Oil Corp.	169,477	5,696,122
Noble Energy, Inc.	35,926	3,872,464
Occidental Petroleum Corp.	199,936	17,648,351
PetroChina Co. Ltd., Class H	5,172,018	7,375,736
Petroleo Brasileiro S.A., Class A (ADR)	513,117	9,282,287
Royal Dutch Shell PLC, Class A	863,116	30,590,310
Sasol Ltd.	140,580	6,094,425
Statoil ASA	192,907	5,127,085
Suncor Energy, Inc.	391,281	13,279,698
Total S.A.	466,257	25,271,587
Tullow Oil PLC	267,102	4,819,167
Woodside Petroleum Ltd.	170,258	6,299,032

		433,132,005

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - 3.4%
Canfor Corp.*	77,319	$1,422,759
Deltic Timber Corp.	9,372	680,032
Duratex S.A.	556,181	3,869,669
Empresas CMPC S.A.	417,544	1,618,431
International Paper Co.	377,223	15,624,577
Louisiana-Pacific Corp.*	118,712	2,306,574
MeadWestvaco Corp.	149,171	4,676,511
Mondi PLC	438,922	5,198,290
Stora Enso Oyj, Class R	479,534	3,420,582
Sumitomo Forestry Co. Ltd.	169,096	1,658,349
UPM-Kymmene Oyj	443,608	5,416,371
West Fraser Timber Co. Ltd.	24,211	1,940,807

		47,832,952
Real Estate Investment Trusts (REITs) - 2.0%
Plum Creek Timber Co., Inc.	153,076	7,375,202
Rayonier, Inc.	110,902	5,970,964
Weyerhaeuser Co.	489,687	14,749,372

		28,095,538
Trading Companies & Distributors - 0.3%
Noble Group Ltd.	4,820,031	4,750,717

Water Utilities - 4.7%
Aguas Andinas S.A., Class A	4,098,319	3,010,275
American Water Works Co., Inc.	256,168	9,806,111
Aqua America, Inc.	178,068	4,848,792
Cia de Saneamento Basico do Estado de Sao Paulo	806	36,345
Cia de Saneamento de Minas Gerais-COPASA	87,572	2,133,390
CIA Saneamento Basico de Sao Paolo (ADR)	175,804	7,825,036
Aqua America, Inc.	178,068	4,848,792
Hyflux Ltd.	1,890,000	2,053,684
Inversiones Aguas Metropolitanas S.A.	776,663	1,605,900
Kurita Water Industries Ltd.	156,910	3,087,994
Pennon Group PLC	616,209	6,604,307
Severn Trent PLC	303,028	7,792,668

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Suez Environnement Co.	446,732	$5,912,948
United Utilities Group PLC	967,659	11,230,161

		65,947,611

Total Common Stocks (Cost $1,354,429,208)		1,404,277,980

Total Investment Securities (Cost $1,354,429,208) — 99.0%		1,404,277,980

Other assets less liabilities — 1.0%		14,857,362

Net Assets — 100.0%		$1,419,135,342

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,074,750
Aggregate gross unrealized depreciation	(21,582,739)

Net unrealized appreciation	$49,492,011

Federal income tax cost of investments	$1,354,785,969

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of January 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
FTSE 100® Index Futures Contracts	41	03/15/13	$4,069,216	$121,636
Mini Russell 2000® Futures Contracts	25	03/15/13	2,250,250	62,104
S&P Toronto Stock Exchange 60® Index Futures Contracts	50	03/14/13	7,273,364	23,435
SPI 200® Futures Contracts	11	03/21/13	1,389,734	35,816

				$242,991

Cash collateral in the amount of $577,050 was pledged to cover margin requirements for open futures contracts as of January 31, 2013.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2013 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2013:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
AUD	162,345	Morgan Stanley	USD	170,000	03/20/13	$(1,209)
AUD	479,134	Morgan Stanley	USD	500,000	03/20/13	(1,841)
AUD	96,230	UBS AG	USD	101,000	03/20/13	(627)
GBP	102,089	Morgan Stanley	USD	165,000	03/20/13	(3,143)
GBP	124,098	Morgan Stanley	USD	200,000	03/20/13	(3,295)
GBP	198,037	Morgan Stanley	USD	320,000	03/20/13	(6,096)
GBP	633,734	Morgan Stanley	USD	1,000,000	03/20/13	4,516
CAD	453,278	Citibank N.A.	USD	460,000	03/20/13	(6,617)
CAD	1,004,350	Morgan Stanley	USD	1,000,000	03/20/13	4,584
CAD	3,722,482	UBS AG	USD	3,740,000	03/20/13	(13,232)
CAD	345,418	UBS AG	USD	350,000	03/20/13	(4,502)
EUR	411,092	Morgan Stanley	USD	550,000	03/20/13	8,147
EUR	152,424	Morgan Stanley	USD	200,000	03/20/13	6,949
EUR	129,646	UBS AG	USD	170,000	03/20/13	6,023
EUR	73,276	UBS AG	USD	96,000	03/20/13	3,488
EUR	1,590,649	UBS AG	USD	2,100,000	03/20/13	59,147
CHF	371,860	Morgan Stanley	USD	400,000	03/20/13	8,598

						$60,890

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	200,000	Goldman Sachs Capital	GBP	123,180	03/20/13	$4,750
USD	4,000,000	Morgan Stanley	CAD	3,954,440	03/20/13	44,639
USD	1,690,000	Morgan Stanley	EUR	1,281,711	03/20/13	(50,201)
USD	750,000	Morgan Stanley	EUR	566,765	03/20/13	(19,507)

						$(20,319)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2013 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in the following countries as of January 31, 2013:

Australia	7.3%
Brazil	2.3%
Canada	15.5%
Chile	1.1%
China	1.3%
Finland	0.6%
France	2.7%
Germany	1.2%
Hong Kong	0.4%
Indonesia	0.3%
Israel	0.7%
Italy	1.1%
Japan	0.5%
Malaysia	1.2%
Mexico	0.9%
Netherlands	2.5%
Norway	1.4%
Peru	0.2%
Russia	2.3%
Singapore	0.3%
South Africa	2.0%
Switzerland	7.0%
United Kingdom	11.8%
United States	34.4%
Other [1]	1.0%

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2013 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 99.8%
U.S. Treasury Inflation Index Notes
1.25%, due 04/15/14	$22,630,127	$23,452,062
2.00%, due 07/15/14	31,900,441	33,855,677
1.63%, due 01/15/15	31,432,338	33,641,653
0.50%, due 04/15/15	126,892,264	133,504,162
1.88%, due 07/15/15	76,726,870	84,346,661
2.00%, due 01/15/16	75,256,907	84,089,991
0.13%, due 04/15/16	225,089,830	238,979,575
2.50%, due 07/15/16	35,487,577	41,091,436
2.38%, due 01/15/17	27,089,026	31,631,172
0.13%, due 04/15/17	64,713,930	69,668,620
2.63%, due 07/15/17	21,200,729	25,518,736
1.63%, due 01/15/18	24,554,492	28,583,923
1.38%, due 07/15/18	21,754,893	25,447,850
2.13%, due 01/15/19	21,547,668	26,223,649

		880,035,167

Total U.S. Treasury Obligations (Cost $867,680,129)		880,035,167

Total Investment Securities (Cost $867,680,129) — 99.8%		880,035,167

Other assets less liabilities — 0.2%		1,479,638

Net Assets — 100.0%		$881,514,805

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,004,729
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$12,004,729

Federal income tax cost of investments	$868,030,438

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2013 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 99.9%
U.S. Treasury Inflation Index Notes
0.13%, due 04/15/16	$22,427,629	$23,811,583
2.50%, due 07/15/16	12,780,316	14,798,461
2.38%, due 01/15/17	11,035,847	12,886,280
0.13%, due 04/15/17	125,627,837	135,246,274
2.63%, due 07/15/17	32,173,211	38,726,012
1.63%, due 01/15/18	37,168,010	43,267,339
1.38%, due 07/15/18	32,913,657	38,500,848
2.13%, due 01/15/19	32,668,387	39,757,636
1.88%, due 07/15/19	9,172,503	11,183,118
1.38%, due 01/15/20	11,320,104	13,410,507
1.25%, due 07/15/20	19,145,268	22,685,623
1.13%, due 01/15/21	21,632,699	25,328,616
0.63%, due 07/15/21	30,644	34,739

		419,637,036

Total U.S. Treasury Obligations (Cost $409,229,840)		419,637,036

Total Investment Securities (Cost $409,229,840) — 99.9%		419,637,036

Other assets less liabilities — 0.1%		543,211

Net Assets — 100.0%		$420,180,247

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,336,422
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$10,336,422

Federal income tax cost of investments	$409,300,614

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Aerospace & Defense - 2.2%
AAR Corp.	4,692	$88,444
Aerovironment, Inc.*	748	16,194
Alliant Techsystems, Inc.	3,400	220,048
American Science & Engineering, Inc.	340	22,977
Astronics Corp.*	408	9,347
BE Aerospace, Inc.*	748	38,514
The Boeing Co.	5,712	421,945
Cubic Corp.	680	31,960
Curtiss-Wright Corp.	4,488	159,997
DigitalGlobe, Inc.*	3,332	93,196
Ducommun, Inc.*	884	14,171
Esterline Technologies Corp.*	3,332	221,211
Exelis, Inc.	17,680	194,303
GenCorp, Inc.*	2,312	24,808
General Dynamics Corp.	2,176	144,269
HEICO Corp., Class A	1,904	64,755
Hexcel Corp.*	4,216	112,947
Honeywell International, Inc.	6,528	445,471
Huntington Ingalls Industries, Inc.	5,236	231,955
The KEYW Holding Corp.*	680	8,745
Kratos Defense & Security Solutions, Inc.*	3,196	14,094
L-3 Communications Holdings, Inc.	680	51,626
LMI Aerospace, Inc.*	1,020	22,542
Lockheed Martin Corp.	1,700	147,679
Moog, Inc., Class A*	4,216	184,661
National Presto Industries, Inc.	408	29,927
Northrop Grumman Corp.	1,632	106,145
Orbital Sciences Corp.*	2,516	36,985
Precision Castparts Corp.	1,224	224,482
Raytheon Co.	2,108	111,049
Rockwell Collins, Inc.	1,224	72,069
Spirit Aerosystems Holdings, Inc., Class A*	11,356	181,015
Sypris Solutions, Inc.	816	3,378
Taser International, Inc.*	2,720	22,766

	Shares	Value
Common Stocks - (continued)
Aerospace & Defense - (continued)
Teledyne Technologies, Inc.*	1,564	$106,759
Textron, Inc.	1,904	54,759
TransDigm Group, Inc.	340	46,050
Triumph Group, Inc.	340	23,926
United Technologies Corp.	7,140	625,250

		4,630,419
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	5,780	26,877
Atlas Air Worldwide Holdings, Inc.*	2,720	122,645
C.H. Robinson Worldwide, Inc.	1,496	98,960
Echo Global Logistics, Inc.*	612	11,365
Expeditors International of Washington, Inc.	1,564	67,095
FedEx Corp.	2,448	248,350
Forward Air Corp.	1,224	45,423
Hub Group, Inc., Class A*	1,564	57,571
Pacer International, Inc.*	1,904	7,749
Park-Ohio Holdings Corp.*	884	21,340
United Parcel Service, Inc., Class B	6,052	479,863
UTi Worldwide, Inc.	4,556	67,246
XPO Logistics, Inc.*	408	6,834

		1,261,318
Airlines - 0.6%
Alaska Air Group, Inc.*	7,480	345,053
Allegiant Travel Co.	612	45,576
Delta Air Lines, Inc.*	5,372	74,617
Hawaiian Holdings, Inc.*	5,168	29,820
JetBlue Airways Corp.*	23,936	139,068
Republic Airways Holdings, Inc.*	4,624	38,795
SkyWest, Inc.	5,780	73,059
Southwest Airlines Co.	5,848	65,556
Spirit Airlines, Inc.*	4,488	87,022
United Continental Holdings, Inc.*	2,108	50,908
US Airways Group, Inc.*	16,524	235,963

		1,185,437

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	7,004	$81,807
Autoliv, Inc.	272	17,898
BorgWarner, Inc.*	816	60,531
Cooper Tire & Rubber Co.	6,392	162,740
Dana Holding Corp.	15,164	243,837
Delphi Automotive PLC*	272	10,516
Dorman Products, Inc.	1,088	37,677
Drew Industries, Inc.	816	29,882
Exide Technologies*	8,772	30,176
Federal-Mogul Corp.*	2,584	24,135
Fuel Systems Solutions, Inc.*	680	9,982
Gentex Corp.	6,324	120,978
Gentherm, Inc.*	1,428	20,677
The Goodyear Tire & Rubber Co.*	2,040	28,070
Johnson Controls, Inc.	4,964	154,331
Lear Corp.	680	33,320
Modine Manufacturing Co.*	5,576	47,284
Spartan Motors, Inc.	1,428	8,097
Standard Motor Products, Inc.	2,108	48,927
Stoneridge, Inc.*	3,400	21,284
Superior Industries International, Inc.	2,448	49,621
Tenneco, Inc.*	6,256	218,710
TRW Automotive Holdings Corp.*	680	39,188
Visteon Corp.*	5,576	313,873

		1,813,541
Automobiles - 0.3%
Ford Motor Co.	24,480	317,016
General Motors Co.*	4,964	139,439
Harley-Davidson, Inc.	1,972	103,372
Tesla Motors, Inc.*	476	17,855
Thor Industries, Inc.	2,992	125,903
Winnebago Industries, Inc.*	1,292	24,186

		727,771

	Shares	Value
Common Stocks - (continued)
Beverages - 1.2%
Beam, Inc.	1,292	$79,251
The Boston Beer Co., Inc., Class A*	408	57,259
Brown-Forman Corp., Class B	1,088	70,394
Coca-Cola Bottling Co. Consolidated	204	13,205
The Coca-Cola Co.	32,368	1,205,384
Coca-Cola Enterprises, Inc.	2,380	82,991
Constellation Brands, Inc., Class A*	1,156	37,408
Dr Pepper Snapple Group, Inc.	1,768	79,684
Monster Beverage Corp.*	1,156	55,372
National Beverage Corp.	408	5,635
PepsiCo, Inc.	13,124	956,083

		2,642,666
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc.*	1,156	6,971
Achillion Pharmaceuticals, Inc.*	3,128	28,089
Acorda Therapeutics, Inc.*	1,700	49,096
Affymax, Inc.*	1,496	28,140
Agenus, Inc.*	816	3,713
Alexion Pharmaceuticals, Inc.*	1,428	134,218
Allos Therapeutics, Inc.*^	1,320	—
Alnylam Pharmaceuticals, Inc.*	1,904	45,943
AMAG Pharmaceuticals, Inc.*	884	14,100
Amgen, Inc.	6,596	563,694
Amicus Therapeutics, Inc.*	816	3,101
Arena Pharmaceuticals, Inc.*	9,248	78,053
Ariad Pharmaceuticals, Inc.*	3,536	70,296
Arqule, Inc.*	408	1,032
Array BioPharma, Inc.*	3,740	14,100
Astex Pharmaceuticals*	5,304	17,768
AVEO Pharmaceuticals, Inc.*	1,836	14,523
BioCryst Pharmaceuticals, Inc.*	2,244	3,635

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Biogen Idec, Inc.*	1,972	$307,790
BioMarin Pharmaceutical, Inc.*	884	48,523
Celgene Corp.*	3,740	370,110
Celldex Therapeutics, Inc.*	2,992	22,320
Celsion Corp.*	884	1,335
Cepheid, Inc.*	2,856	103,444
Chelsea Therapeutics International Ltd.*	3,128	2,599
Cubist Pharmaceuticals, Inc.*	2,992	128,776
Curis, Inc.*	3,264	10,379
Cytori Therapeutics, Inc.*	2,108	5,776
Dendreon Corp.*	16,252	95,562
Dyax Corp.*	5,644	17,948
Dynavax Technologies Corp.*	6,732	20,802
Emergent Biosolutions, Inc.*	1,020	16,371
Exact Sciences Corp.*	2,244	24,729
Exelixis, Inc.*	7,276	33,906
Galena Biopharma, Inc.*	1,292	2,222
Genomic Health, Inc.*	748	20,981
Geron Corp.*	5,576	8,810
Gilead Sciences, Inc.*	12,648	498,964
GTx, Inc.*	3,604	18,020
Halozyme Therapeutics, Inc.*	3,672	24,566
Idenix Pharmaceuticals, Inc.*	4,352	20,672
ImmunoCellular Therapeutics Ltd.*	2,108	4,427
ImmunoGen, Inc.*	4,012	57,452
Immunomedics, Inc.*	2,856	8,254
Incyte Corp. Ltd.*	5,372	98,737
Infinity Pharmaceuticals, Inc.*	1,224	42,167
InterMune, Inc.*	2,992	29,471
Ironwood Pharmaceuticals, Inc.*	3,332	42,716
Isis Pharmaceuticals, Inc.*	4,012	58,294
Lexicon Pharmaceuticals, Inc.*	20,468	43,597

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Ligand Pharmaceuticals, Inc., Class B*	1,156	$23,236
MannKind Corp.*	5,304	12,836
Maxygen, Inc.	748	1,833
Medivation, Inc.*	816	44,358
Merrimack Pharmaceuticals, Inc.*	612	3,715
Momenta Pharmaceuticals, Inc.*	1,768	22,294
Myriad Genetics, Inc.*	3,876	104,885
Nanosphere, Inc.*	476	1,338
Neostem, Inc.*	5,712	3,821
Neurocrine Biosciences, Inc.*	2,788	25,259
NewLink Genetics Corp.*	1,020	12,087
Novavax, Inc.*	4,148	7,425
NPS Pharmaceuticals, Inc.*	3,672	32,460
OncoGenex Pharmaceutical, Inc.*	544	7,159
Oncothyreon, Inc.*	2,108	4,174
Onyx Pharmaceuticals, Inc.*	544	42,171
Opko Health, Inc.*	6,596	42,346
Orexigen Therapeutics, Inc.*	3,740	21,393
Osiris Therapeutics, Inc.*	340	2,676
PDL BioPharma, Inc.	14,416	99,182
Peregrine Pharmaceuticals, Inc.*	4,012	7,543
Pharmacyclics, Inc.*	1,156	80,145
Pluristem Therapeutics, Inc.*	1,088	3,405
Progenics Pharmaceuticals, Inc.*	2,108	6,008
Protalix BioTherapeutics, Inc.*	2,788	14,247
Raptor Pharmaceutical Corp.*	1,428	7,725
Regeneron Pharmaceuticals, Inc.*	612	106,451
Rigel Pharmaceuticals, Inc.*	2,992	19,627
Sangamo Biosciences, Inc.*	2,652	25,380
Sarepta Therapeutics, Inc.*	1,020	27,591

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Savient Pharmaceuticals, Inc.*	2,992	$3,052
Seattle Genetics, Inc.*	4,080	120,156
SIGA Technologies, Inc.*	1,700	4,964
Spectrum Pharmaceuticals, Inc.	1,972	24,867
StemCells, Inc.*	748	1,245
Synageva BioPharma Corp.*	340	15,728
Synta Pharmaceuticals Corp.*	1,428	15,994
Targacept, Inc.*	1,428	6,412
Theravance, Inc.*	3,060	68,085
Threshold Pharmaceuticals, Inc.*	1,768	8,168
Trius Therapeutics, Inc.*	1,020	5,263
United Therapeutics Corp.*	2,040	109,936
Vertex Pharmaceuticals, Inc.*	1,768	79,171
Vical, Inc.*	2,856	10,224
Zalicus, Inc.*	6,800	5,219
ZIOPHARM Oncology, Inc.*	2,516	9,989

		4,567,435
Building Products - 0.4%
A.O. Smith Corp.	1,632	113,065
AAON, Inc.	884	20,102
Ameresco, Inc., Class A*	816	8,029
American Woodmark Corp.*	816	22,693
Apogee Enterprises, Inc.	1,224	29,927
Armstrong World Industries, Inc.	544	29,915
Builders FirstSource, Inc.*	1,088	6,822
Fortune Brands Home & Security, Inc.*	1,564	51,205
Gibraltar Industries, Inc.*	1,292	22,442
Griffon Corp.	4,216	49,749
Lennox International, Inc.	2,176	125,142
Masco Corp.	2,992	55,023
NCI Building Systems, Inc.*	884	13,684
Nortek, Inc.*	544	39,250

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Owens Corning*	952	$39,670
Quanex Building Products Corp.	1,564	32,312
Simpson Manufacturing Co., Inc.	1,700	55,114
Trex Co., Inc.*	612	25,857
Universal Forest Products, Inc.	816	33,170
USG Corp.*	2,108	61,954

		835,125
Capital Markets - 1.7%
Affiliated Managers Group, Inc.*	408	58,723
Ameriprise Financial, Inc.	1,496	99,215
Arlington Asset Investment Corp., Class A	748	17,481
Artio Global Investors, Inc.	7,752	15,271
The Bank of New York Mellon Corp.	7,684	208,697
BGC Partners, Inc., Class A	10,812	43,140
BlackRock, Inc.	1,020	241,006
Calamos Asset Management, Inc., Class A	1,836	19,131
The Charles Schwab Corp.	9,724	160,738
Cohen & Steers, Inc.	884	29,075
Cowen Group, Inc., Class A*	9,384	24,961
Diamond Hill Investment Group, Inc.	136	9,838
Duff & Phelps Corp., Class A	680	10,805
E*TRADE Financial Corp.*	10,676	113,272
Eaton Vance Corp.	952	34,462
Epoch Holding Corp.	816	22,848
Evercore Partners, Inc., Class A	1,156	44,298
Federated Investors, Inc., Class B	3,808	90,097
Financial Engines, Inc.*	1,768	58,804
Franklin Resources, Inc.	1,224	167,541
FXCM, Inc., Class A	2,040	24,460
GAMCO Investors, Inc., Class A	204	11,495

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
GFI Group, Inc.	8,364	$28,438
The Goldman Sachs Group, Inc.	2,856	422,288
Greenhill & Co., Inc.	1,224	72,094
HFF, Inc., Class A	1,292	22,532
ICG Group, Inc.*	1,564	18,768
INTL FCStone, Inc.*	1,632	28,593
Invesco Ltd.	3,536	96,356
Investment Technology Group, Inc.*	4,216	42,666
Janus Capital Group, Inc.	19,176	178,337
Jefferies Group, Inc.	1,156	23,039
KBW, Inc.	1,292	20,504
Knight Capital Group, Inc., Class A*	10,676	39,715
Legg Mason, Inc.	952	26,323
LPL Financial Holdings, Inc.	272	9,058
Manning & Napier, Inc.	680	9,588
Medallion Financial Corp.	952	12,176
Morgan Stanley	9,316	212,871
Northern Trust Corp.‡	1,768	90,999
Piper Jaffray Cos.*	1,972	76,375
Raymond James Financial, Inc.	612	27,313
Safeguard Scientifics, Inc.*	2,040	31,498
SEI Investments Co.	1,224	32,999
State Street Corp.	2,924	162,721
Stifel Financial Corp.*	2,312	85,197
SWS Group, Inc.*	3,332	21,958
T Rowe Price Group, Inc.	2,108	150,617
TD Ameritrade Holding Corp.	1,836	35,600
Virtus Investment Partners, Inc.*	272	40,531
Waddell & Reed Financial, Inc., Class A	680	26,996
Walter Investment Management Corp.*	1,972	88,365

		3,639,873
Chemicals - 2.6%
A Schulman, Inc.	2,924	94,007
ADA-ES, Inc.*	340	8,065

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Air Products & Chemicals, Inc.	1,700	$148,631
Airgas, Inc.	544	51,811
Albemarle Corp.	748	45,860
American Vanguard Corp.	952	32,273
Arabian American Development Co.*	340	2,689
Ashland, Inc.	476	37,371
Axiall Corp.	7,412	416,406
Balchem Corp.	1,292	48,321
Cabot Corp.	6,664	249,433
Calgon Carbon Corp.*	2,516	40,357
Celanese Corp.	884	41,442
CF Industries Holdings, Inc.	408	93,501
Chemtura Corp.*	9,248	219,363
Cytec Industries, Inc.	952	69,782
The Dow Chemical Co.	7,616	245,235
E.I. du Pont de Nemours & Co.	7,412	351,699
Eastman Chemical Co.	1,292	91,926
Ecolab, Inc.	2,448	177,235
Ferro Corp.*	8,024	40,922
Flotek Industries, Inc.*	2,176	29,289
FMC Corp.	1,088	66,879
FutureFuel Corp.	952	12,138
Hawkins, Inc.	408	15,920
HB Fuller Co.	1,904	74,408
Huntsman Corp.	1,292	22,778
Innophos Holdings, Inc.	2,176	110,040
Innospec, Inc.	2,176	87,584
International Flavors & Fragrances, Inc.	476	33,525
Intrepid Potash, Inc.	2,176	50,701
Koppers Holdings, Inc.	1,972	79,984
Kraton Performance Polymers, Inc.*	2,244	58,905
Kronos Worldwide, Inc.	1,972	38,237
Landec Corp.*	1,360	16,048
LSB Industries, Inc.*	1,564	64,750
Minerals Technologies, Inc.	1,360	56,263
Monsanto Co.	4,420	447,967

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
The Mosaic Co.	2,108	$129,115
NewMarket Corp.	68	17,351
Olin Corp.	8,636	200,873
OM Group, Inc.*	3,400	93,908
Omnova Solutions, Inc.*	4,556	37,268
PolyOne Corp.	7,276	158,908
PPG Industries, Inc.	1,292	178,128
Praxair, Inc.	2,448	270,186
Quaker Chemical Corp.	1,292	73,864
Rockwood Holdings, Inc.	612	33,495
RPM International, Inc.	884	27,590
The Scotts Miracle-Gro Co., Class A	340	14,865
Sensient Technologies Corp.	1,564	59,588
The Sherwin-Williams Co.	748	121,281
Sigma-Aldrich Corp.	748	57,843
Spartech Corp.*	1,428	13,609
Stepan Co.	1,632	95,733
Tredegar Corp.	2,380	54,288
Tronox Ltd., Class A	1,020	19,329
Valspar Corp.	680	45,070
W.R. Grace & Co.*	408	29,294
Westlake Chemical Corp.	204	18,739
Zep, Inc.	1,020	14,892
Zoltek Cos., Inc.*	1,292	10,530

		5,547,492
Commercial Banks - 4.3%
1st Source Corp.	1,020	23,052
Ameris Bancorp*	2,176	28,854
Arrow Financial Corp.	476	11,614
Associated Banc-Corp	16,728	238,709
Bancfirst Corp.	748	30,593
Bancorp Inc./DE*	1,428	16,822
BancorpSouth, Inc.	3,332	48,314
Bank of Hawaii Corp.	1,564	75,213
Bank of the Ozarks, Inc.	1,632	59,274
BankUnited, Inc.	2,108	56,705
Banner Corp.	1,428	43,126
BB&T Corp.	5,236	158,546
BBCN Bancorp, Inc.	5,576	67,414

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
BOK Financial Corp.	136	$7,623
Boston Private Financial Holdings, Inc.	3,332	30,821
Bryn Mawr Bank Corp.	1,156	26,750
Capital Bank Financial Corp., Class A*	340	5,260
CapitalSource, Inc.	18,768	152,208
Cardinal Financial Corp.	1,224	20,000
Cathay General Bancorp	3,332	64,674
Central Pacific Financial Corp.*	1,496	24,101
Chemical Financial Corp.	2,584	62,817
CIT Group, Inc.*	1,632	69,115
Citizens Republic Bancorp, Inc.*	2,992	61,097
City Holding Co.	1,292	48,825
City National Corp./CA	1,020	54,019
CoBiz Financial, Inc.	3,196	26,079
Columbia Banking Systems, Inc.	1,632	32,966
Comerica, Inc.	1,224	42,057
Commerce Bancshares, Inc./MO	476	17,874
Community Bank System, Inc.	3,740	106,216
Community Trust Bancorp, Inc.	1,428	48,138
Cullen/Frost Bankers, Inc.	408	24,027
CVB Financial Corp.	9,384	103,224
Eagle Bancorp, Inc.*	816	18,409
East West Bancorp, Inc.	1,224	28,703
Enterprise Financial Services Corp.	1,972	26,444
Fifth Third Bancorp	6,256	101,910
Financial Institutions, Inc.	1,428	28,689
First Busey Corp.	6,256	28,402
First California Financial Group, Inc.*	544	4,363
First Citizens BancShares, Inc./NC, Class A	612	106,708
First Commonwealth Financial Corp.	6,120	43,268
First Community Bancshares, Inc./VA	1,632	26,030

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
First Connecticut Bancorp, Inc./CT	680	$9,561
First Financial Bancorp	5,712	87,336
First Financial Bankshares, Inc.	1,360	55,842
First Financial Corp./IN	1,156	34,877
First Horizon National Corp.	11,152	113,862
First Interstate Bancsystem, Inc.	1,836	31,634
First Merchants Corp.	3,060	46,053
First Midwest Bancorp, Inc./IL	3,128	39,632
First Niagara Financial Group, Inc.	2,992	23,457
First Republic Bank/CA	612	21,842
FirstMerit Corp.	11,016	167,774
FNB Corp./PA	14,960	173,386
Fulton Financial Corp.	20,536	223,637
German American Bancorp, Inc.	1,700	37,961
Glacier Bancorp, Inc.	3,060	47,675
Great Southern Bancorp, Inc.	1,020	25,357
Hancock Holding Co.	1,020	30,824
Hanmi Financial Corp.*	1,768	29,084
Home BancShares, Inc./AR	1,088	37,775
Hudson Valley Holding Corp.	748	11,444
Huntington Bancshares, Inc./OH	5,440	37,862
Iberiabank Corp.	1,292	66,525
Independent Bank Corp./MA	2,176	67,434
International Bancshares Corp.	5,916	115,658
Investors Bancorp, Inc.	1,972	34,806
KeyCorp	5,372	50,497
Lakeland Bancorp, Inc.	2,244	21,879
Lakeland Financial Corp.	1,496	36,562
M&T Bank Corp.	680	69,829
MB Financial, Inc.	5,916	132,341
National Penn Bancshares, Inc.	5,440	53,040
NBT Bancorp, Inc.	3,332	69,106

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Old National Bancorp/IN	10,948	$146,265
OmniAmerican Bancorp, Inc.*	612	15,184
Oriental Financial Group, Inc.	4,624	66,447
PacWest Bancorp	2,380	65,402
Park National Corp.	1,360	89,012
Park Sterling Corp.*	2,992	16,995
Peoples Bancorp, Inc./OH	884	19,183
Pinnacle Financial Partners, Inc.*	1,428	30,659
PNC Financial Services Group, Inc.	3,536	218,525
PrivateBancorp, Inc.	2,720	46,702
Prosperity Bancshares, Inc.	1,632	73,620
Regions Financial Corp.	11,968	93,111
Renasant Corp.	2,584	50,259
Republic Bancorp, Inc./KY, Class A	1,020	22,919
S&T Bancorp, Inc.	2,856	52,665
Sandy Spring Bancorp, Inc.	2,516	49,943
SCBT Financial Corp.	612	25,765
Signature Bank/NY*	884	65,354
Simmons First National Corp., Class A	680	17,360
Southside Bancshares, Inc.	1,768	37,376
Southwest Bancorp, Inc./Stillwater OK*	340	4,355
State Bank Financial Corp.	2,176	34,729
StellarOne Corp.	952	14,232
Sterling Bancorp/NY	3,196	30,650
Sterling Financial Corp./WA	1,700	36,703
SunTrust Banks, Inc.	4,420	125,395
Susquehanna Bancshares, Inc.	16,864	192,587
SVB Financial Group*	1,700	112,829
SY Bancorp, Inc.	1,292	29,212
Synovus Financial Corp.	39,712	102,457
TCF Financial Corp.	17,272	235,936
Texas Capital Bancshares, Inc.*	1,564	64,750
Tompkins Financial Corp.	1,360	55,638
TowneBank/VA	1,224	18,568

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Trustmark Corp.	5,780	$133,691
U.S. Bancorp	13,328	441,157
UMB Financial Corp.	1,224	54,186
Umpqua Holdings Corp.	10,132	128,068
Union First Market Bankshares Corp.	2,312	40,414
United Bankshares, Inc./WV	5,644	143,866
United Community Banks, Inc./GA*	2,040	21,400
Valley National Bancorp	9,248	90,538
Washington Trust Bancorp, Inc.	1,360	35,850
Webster Financial Corp.	8,636	192,151
Wells Fargo & Co.	33,320	1,160,536
WesBanco, Inc.	2,584	59,923
West Coast Bancorp/OR	1,632	38,711
Westamerica Bancorp.	1,156	51,350
Western Alliance Bancorp*	3,468	42,656
Wilshire Bancorp, Inc.*	6,732	41,334
Wintrust Financial Corp.	1,496	55,457
Zions Bancorp.	1,360	31,715

		9,327,395
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	4,556	99,868
ACCO Brands Corp.*	12,104	100,826
Acorn Energy, Inc.	340	2,502
The ADT Corp.	1,428	67,830
Avery Dennison Corp.	748	28,805
The Brink’s Co.	4,828	143,971
Casella Waste Systems, Inc., Class A*	1,496	6,792
Cenveo, Inc.*	5,984	14,960
Cintas Corp.	952	40,232
Clean Harbors, Inc.*	408	22,681
Consolidated Graphics, Inc.*	952	34,872
Copart, Inc.*	952	34,186
Corrections Corp of America	1,768	66,990
Covanta Holding Corp.	6,120	120,686
Deluxe Corp.	5,304	195,134
EnergySolutions, Inc.*	7,480	28,648

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
EnerNOC, Inc.*	1,972	$30,467
Ennis, Inc.	2,652	41,398
G&K Services, Inc., Class A	816	32,673
The Geo Group, Inc.	5,053	164,829
Healthcare Services Group, Inc.	2,652	64,046
Heritage-Crystal Clean, Inc.*	340	5,348
Herman Miller, Inc.	5,372	132,688
HNI Corp.	2,108	66,550
InnerWorkings, Inc.*	1,224	17,026
Interface, Inc.	2,448	41,077
Intersections, Inc.	748	7,764
Iron Mountain, Inc.	1,156	39,547
KAR Auction Services, Inc.	3,808	81,225
Kimball International, Inc., Class B	340	3,672
Knoll, Inc.	5,100	84,558
McGrath RentCorp	1,020	30,488
Metalico, Inc.*	6,052	11,680
Mine Safety Appliances Co.	1,360	62,859
Mobile Mini, Inc.*	1,632	39,168
Multi-Color Corp.	1,360	32,586
Pitney Bowes, Inc.	1,088	15,678
Quad/Graphics, Inc.	2,380	51,646
R.R. Donnelley & Sons Co.	19,584	180,173
Republic Services, Inc.	1,904	60,719
Rollins, Inc.	612	15,129
Standard Parking Corp.*	680	14,253
Steelcase, Inc., Class A	9,180	125,123
Stericycle, Inc.*	680	64,158
Swisher Hygiene, Inc.*	6,392	9,588
Sykes Enterprises, Inc.*	4,352	70,067
Team, Inc.*	816	35,749
Tetra Tech, Inc.*	2,652	76,006
TMS International Corp., Class A*	1,360	18,958
Tyco International Ltd.	3,876	117,172
UniFirst Corp.	816	66,700

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
United Stationers, Inc.	4,352	$145,096
US Ecology, Inc.	748	17,772
Viad Corp.	884	24,681
Waste Connections, Inc.	952	34,291
Waste Management, Inc.	3,468	126,166

		3,267,757
Communications Equipment - 1.9%
Acme Packet, Inc.*	2,584	62,455
ADTRAN, Inc.	2,652	53,570
Anaren, Inc.*	816	15,969
Arris Group, Inc.*	5,508	90,992
Aruba Networks, Inc.*	5,032	115,937
Aviat Networks, Inc.*	2,380	8,925
Bel Fuse, Inc., Class B	544	10,135
Black Box Corp.	1,768	41,424
Brocade Communications Systems, Inc.*	50,116	286,663
CalAmp Corp.*	680	5,821
Calix, Inc.*	1,700	13,838
Ciena Corp.*	4,216	66,023
Cisco Systems, Inc.	35,972	739,944
Comtech Telecommunications Corp.	884	23,426
Digi International, Inc.*	1,088	10,662
EchoStar Corp., Class A*	1,768	64,320
Emulex Corp.*	9,248	70,655
Extreme Networks*	8,772	32,369
F5 Networks, Inc.*	544	57,055
Finisar Corp.*	3,944	61,132
Globecomm Systems, Inc.*	952	11,805
Harmonic, Inc.*	11,288	59,036
Harris Corp.	816	37,699
Infinera Corp.*	4,488	31,999
InterDigital, Inc.	1,904	82,615
Ixia*	2,108	40,031
JDS Uniphase Corp.*	9,792	142,082
Juniper Networks, Inc.*	4,012	89,789
KVH Industries, Inc.*	340	4,950
Loral Space & Communications, Inc.	1,020	59,864
Motorola Solutions, Inc.	2,380	138,968

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
NETGEAR, Inc.*	1,564	$54,912
Oclaro, Inc.*	7,616	12,338
Oplink Communications, Inc.*	884	14,895
Palo Alto Networks, Inc.*	136	7,529
Parkervision, Inc.*	2,584	6,176
Plantronics, Inc.	1,972	81,089
Polycom, Inc.*	8,364	92,255
Procera Networks, Inc.*	680	11,444
QUALCOMM, Inc.	14,688	969,849
Riverbed Technology, Inc.*	1,284	24,910
ShoreTel, Inc.*	2,108	9,043
Sonus Networks, Inc.*	13,192	29,946
Sycamore Networks, Inc.	816	1,877
Symmetricom, Inc.*	1,428	7,697
Tellabs, Inc.	35,972	82,016
Telular Corp.	476	5,279
Tessco Technologies, Inc.	340	7,599
Ubiquiti Networks, Inc.	408	5,255
ViaSat, Inc.*	1,632	62,685

		4,016,947
Computers & Peripherals - 2.6%
3D Systems Corp.*	2,244	129,815
Apple, Inc.	7,752	3,529,563
Avid Technology, Inc.*	3,536	26,166
Cray, Inc.*	1,360	25,255
Datalink Corp.*	1,496	13,150
Dell, Inc.	9,928	131,447
Diebold, Inc.	6,324	186,179
Electronics for Imaging, Inc.*	1,972	44,607
EMC Corp.*	16,660	410,003
Fusion-io, Inc.*	3,060	53,489
Hewlett-Packard Co.	13,600	224,536
Imation Corp.*	4,692	17,407
Immersion Corp.*	1,224	8,323
Intermec, Inc.*	2,176	21,499
Lexmark International, Inc., Class A	7,684	184,877
NCR Corp.*	1,020	28,325
NetApp, Inc.*	2,924	105,264

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Computers & Peripherals - (continued)
OCZ Technology Group, Inc.*	8,432	$18,972
QLogic Corp.*	4,760	54,978
Quantum Corp.*	26,928	36,622
SanDisk Corp.*	1,904	95,181
Seagate Technology PLC	2,380	80,873
Silicon Graphics International Corp.*	1,496	21,752
STEC, Inc.*	4,216	21,333
Super Micro Computer, Inc.*	1,564	19,362
Synaptics, Inc.*	1,428	50,094
Western Digital Corp.	1,496	70,312

		5,609,384
Construction & Engineering - 0.6%
AECOM Technology Corp.*	11,084	283,418
Aegion Corp.*	1,632	38,385
Argan, Inc.	544	10,227
Comfort Systems USA, Inc.	1,632	21,069
Dycom Industries, Inc.*	1,428	29,959
EMCOR Group, Inc.	5,440	197,635
Fluor Corp.	1,428	92,577
Furmanite Corp.*	1,564	8,305
Granite Construction, Inc.	1,496	54,395
Great Lakes Dredge & Dock Corp.	2,992	28,065
Jacobs Engineering Group, Inc.*	1,020	49,072
KBR, Inc.	884	27,599
Layne Christensen Co.*	2,040	46,247
MasTec, Inc.*	4,964	140,481
Michael Baker Corp.	816	20,963
MYR Group, Inc.*	884	19,846
Northwest Pipe Co.*	680	16,762
Orion Marine Group, Inc.*	2,516	19,625
Primoris Services Corp.	2,652	50,865
Quanta Services, Inc.*	1,700	49,249
The Shaw Group, Inc.*	1,904	90,097
Tutor Perini Corp.*	3,672	60,919

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
URS Corp.	476	$19,744

		1,375,504
Construction Materials - 0.1%
Eagle Materials, Inc.	1,904	123,322
Headwaters, Inc.*	1,904	17,821
Martin Marietta Materials, Inc.	408	40,282
Texas Industries, Inc.*	1,020	57,977
Vulcan Materials Co.	952	53,845

		293,247
Consumer Finance - 0.8%
American Express Co.	7,412	435,900
Capital One Financial Corp.	3,808	214,467
Cash America International, Inc.	2,924	140,089
Credit Acceptance Corp.*	476	47,395
DFC Global Corp.*	5,100	98,226
Discover Financial Services	3,468	133,136
Encore Capital Group, Inc.*	2,108	63,430
Ezcorp, Inc., Class A*	4,692	104,162
First Cash Financial Services, Inc.*	1,224	65,251
Green Dot Corp., Class A*	1,904	25,514
Nelnet, Inc., Class A	2,516	76,562
Netspend Holdings, Inc.*	1,496	16,217
Portfolio Recovery Associates, Inc.*	1,020	109,089
SLM Corp.	3,264	55,129
World Acceptance Corp.*	1,564	121,288

		1,705,855
Containers & Packaging - 0.3%
AEP Industries, Inc.*	272	17,511
Aptargroup, Inc.	476	24,528
Ball Corp.	1,156	51,465
Bemis Co., Inc.	680	24,263
Boise, Inc.	10,336	85,272
Crown Holdings, Inc.*	952	36,043
Graphic Packaging Holding Co.*	13,736	96,289
Greif, Inc., Class A	2,924	137,370

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Containers & Packaging - (continued)
Myers Industries, Inc.	1,564	$23,116
Owens-Illinois, Inc.*	1,020	24,276
Packaging Corp of America	680	26,132
Rock Tenn Co., Class A	408	32,212
Sealed Air Corp.	1,088	20,367
Silgan Holdings, Inc.	408	17,503
Sonoco Products Co.	680	21,073

		637,420
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,156	57,950
Genuine Parts Co.	1,224	83,269
LKQ Corp.*	2,448	54,811
Pool Corp.	2,040	93,473
VOXX International Corp.*	2,448	23,647

		313,150
Diversified Consumer Services - 0.8%
American Public Education, Inc.*	748	28,820
Apollo Group, Inc., Class A*	10,132	204,869
Ascent Capital Group, Inc., Class A*	1,020	64,984
Bridgepoint Education, Inc.*	1,904	20,087
Capella Education Co.*	1,156	31,582
Career Education Corp.*	6,324	21,881
Coinstar, Inc.*	3,060	155,693
Corinthian Colleges, Inc.*	8,432	20,743
DeVry, Inc.	6,052	152,329
Education Management Corp.*	3,128	13,544
Grand Canyon Education, Inc.*	2,244	53,542
H&R Block, Inc.	1,904	43,354
Hillenbrand, Inc.	5,848	144,738
ITT Educational Services, Inc.*	1,836	30,918
K12, Inc.*	1,496	27,616
Lincoln Educational Services Corp.	2,312	12,808

	Shares	Value
Common Stocks - (continued)
Diversified Consumer Services - (continued)
Matthews International Corp., Class A	2,924	$95,790
Regis Corp.	5,984	106,216
Service Corp. International	6,392	95,432
Sotheby’s	2,992	107,473
Steiner Leisure Ltd.*	952	42,888
Stewart Enterprises, Inc., Class A	7,548	62,271
Strayer Education, Inc.	1,224	69,646
Universal Technical Institute, Inc.	952	10,758
Weight Watchers International, Inc.	272	14,544

		1,632,526
Diversified Financial Services - 1.8%
Bank of America Corp.	87,924	995,300
CBOE Holdings, Inc.	3,808	129,015
Citigroup, Inc.	19,176	808,460
CME Group, Inc.	2,448	141,592
Interactive Brokers Group, Inc., Class A	4,148	59,316
IntercontinentalExchange, Inc.*	612	84,915
JPMorgan Chase & Co.	24,752	1,164,582
Leucadia National Corp.	1,156	29,420
MarketAxess Holdings, Inc.	1,904	71,990
Moody’s Corp.	1,700	93,194
MSCI, Inc.*	952	32,121
The NASDAQ OMX Group, Inc.	884	25,035
NewStar Financial, Inc.*	1,360	19,394
NYSE Euronext	1,428	49,366
PHH Corp.*	5,780	126,466
PICO Holdings, Inc.*	952	20,021

		3,850,187
Diversified Telecommunication Services - 1.4%
8x8, Inc.*	2,720	18,006
Alaska Communications Systems Group, Inc.	3,808	6,702
AT&T, Inc.	38,556	1,341,363
Atlantic Tele-Network, Inc.	884	38,260
Cbeyond, Inc.*	1,292	11,370

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
CenturyLink, Inc.	4,080	$165,036
Cincinnati Bell, Inc.*	11,016	52,326
Cogent Communications Group, Inc.	1,972	48,847
Consolidated Communications Holdings, Inc.	2,040	35,108
Fairpoint Communications, Inc.*	1,564	14,483
Frontier Communications Corp.	7,276	33,251
General Communication, Inc., Class A*	1,496	12,731
IDT Corp., Class B	1,700	17,374
inContact, Inc.*	2,380	14,042
Iridium Communications, Inc.*	5,916	41,412
Level 3 Communications, Inc.*	1,292	30,775
Lumos Networks Corp.	1,564	15,186
Neutral Tandem, Inc.	4,080	11,302
Premiere Global Services, Inc.*	2,516	23,575
Towerstream Corp.*	2,652	7,823
tw telecom inc*	1,224	33,819
Verizon Communications, Inc.	24,344	1,061,642
Vonage Holdings Corp.*	15,572	40,643
Windstream Corp.	3,400	33,116

		3,108,192
Electric Utilities - 1.9%
ALLETE, Inc.	3,604	166,289
American Electric Power Co., Inc.	3,060	138,587
Cleco Corp.	3,128	133,722
Duke Energy Corp.	5,780	397,317
Edison International	1,904	91,754
El Paso Electric Co.	4,012	135,164
The Empire District Electric Co.	4,352	92,306
Entergy Corp.	1,224	79,070
Exelon Corp.	5,576	175,310
FirstEnergy Corp.	2,584	104,626

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Great Plains Energy, Inc.	884	$18,918
Hawaiian Electric Industries, Inc.	9,860	265,924
IDACORP, Inc.	5,100	236,691
ITC Holdings Corp.	408	33,048
MGE Energy, Inc.	1,156	60,563
NextEra Energy, Inc.	3,536	254,769
Northeast Utilities	2,175	88,588
NV Energy, Inc.	1,496	28,319
OGE Energy Corp.	816	47,907
Otter Tail Corp.	1,564	42,040
Pepco Holdings, Inc.	1,428	27,875
Pinnacle West Capital Corp.	680	36,298
PNM Resources, Inc.	8,704	185,918
Portland General Electric Co.	7,752	222,637
PPL Corp.	3,672	111,225
The Southern Co.	7,548	333,848
UIL Holdings Corp.	5,236	194,832
Unitil Corp.	612	16,389
UNS Energy Corp.	3,944	178,624
Westar Energy, Inc.	748	22,492
Xcel Energy, Inc.	3,060	85,007

		4,006,057
Electrical Equipment - 1.0%
Acuity Brands, Inc.	1,836	126,317
American Superconductor Corp.*	3,672	9,731
AMETEK, Inc.	1,904	78,045
AZZ, Inc.	1,088	46,556
The Babcock & Wilcox Co.	952	25,361
Belden, Inc.	2,040	98,226
Brady Corp., Class A	5,100	177,939
Capstone Turbine Corp.*	10,948	9,230
Eaton Corp. PLC	3,536	201,375
Emerson Electric Co.	6,120	350,370
Encore Wire Corp.	816	26,618
EnerSys, Inc.*	4,828	197,610
Enphase Energy, Inc.*	1,020	3,845
Franklin Electric Co., Inc.	816	54,280

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
FuelCell Energy, Inc.*	4,828	$5,263
Generac Holdings, Inc.	2,040	75,847
General Cable Corp.*	5,304	178,321
Global Power Equipment Group, Inc.	952	15,622
GrafTech International Ltd.*	11,356	109,018
Hubbell, Inc., Class B	408	37,148
II-VI, Inc.*	2,176	37,036
Polypore International, Inc.*	1,972	76,099
Powell Industries, Inc.*	408	18,462
Regal-Beloit Corp.	340	25,214
Rockwell Automation, Inc.	1,156	103,104
Roper Industries, Inc.	748	87,853
Sensata Technologies Holding N.V.*	476	16,060
Thermon Group Holdings, Inc.*	680	16,456

		2,207,006
Electronic Equipment, Instruments & Components - 1.5%
Aeroflex Holding Corp.*	1,700	11,883
Amphenol Corp., Class A	1,428	96,490
Anixter International, Inc.	2,380	160,126
Arrow Electronics, Inc.*	748	28,738
Audience, Inc.*	544	6,648
Avnet, Inc.*	1,360	48,090
AVX Corp.	5,372	61,187
Badger Meter, Inc.	612	30,288
Benchmark Electronics, Inc.*	6,120	107,467
Checkpoint Systems, Inc.*	1,972	23,782
Cognex Corp.	1,496	59,331
Coherent, Inc.	1,020	56,518
Corning, Inc.	9,928	119,136
CTS Corp.	3,536	35,183
Daktronics, Inc.	1,632	19,355
Dolby Laboratories, Inc., Class A	408	13,182
DTS, Inc.*	816	15,586
Echelon Corp.*	2,380	5,760
Electro Rent Corp.	1,768	27,369

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Electro Scientific Industries, Inc.	1,020	$11,016
Fabrinet*	2,380	34,843
FARO Technologies, Inc.*	680	22,583
FEI Co.	1,700	103,632
Flextronics International Ltd.*	3,808	23,648
FLIR Systems, Inc.	2,312	54,956
Ingram Micro, Inc., Class A*	14,620	265,792
Insight Enterprises, Inc.*	4,488	87,965
InvenSense, Inc.*	1,360	19,856
IPG Photonics Corp.	204	13,358
Itron, Inc.*	4,148	192,426
Jabil Circuit, Inc.	1,224	23,146
Kemet Corp.*	5,372	30,943
Key Tronic Corp.*	408	3,929
Littelfuse, Inc.	1,020	65,290
Maxwell Technologies, Inc.*	1,360	13,151
Measurement Specialties, Inc.*	612	21,604
Mercury Systems, Inc.*	1,564	11,495
Methode Electronics, Inc.	1,564	15,046
Microvision, Inc.*	2,108	3,900
Molex, Inc.	408	11,081
MTS Systems Corp.	680	38,658
Multi-Fineline Electronix, Inc.*	952	15,208
National Instruments Corp.	748	21,243
Neonode, Inc.*	1,020	5,304
Newport Corp.*	1,700	24,514
OSI Systems, Inc.*	680	37,033
Park Electrochemical Corp.	748	19,553
Plexus Corp.*	3,536	90,239
Power-One, Inc.*	12,784	51,392
RealD, Inc.*	1,564	17,798
Rofin-Sinar Technologies, Inc.*	1,156	29,628
Rogers Corp.*	680	31,865
Sanmina Corp.*	8,568	81,567
ScanSource, Inc.*	2,652	77,067

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
SYNNEX Corp.*	2,244	$80,672
Tech Data Corp.*	4,216	214,636
Trimble Navigation Ltd.*	1,020	63,750
TTM Technologies, Inc.*	5,168	41,189
Universal Display Corp.*	1,768	49,186
Vishay Intertechnology, Inc.*	14,212	156,190
Vishay Precision Group, Inc.*	544	7,175
Zygo Corp.*	816	12,983

		3,122,629
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc.*	340	17,942
Baker Hughes, Inc.	2,992	133,802
Basic Energy Services, Inc.*	3,196	41,324
Bristow Group, Inc.	1,496	85,242
C&J Energy Services, Inc.*	4,556	104,378
Cal Dive International, Inc.*	7,820	14,858
Cameron International Corp.*	2,108	133,457
CARBO Ceramics, Inc.	884	70,817
Core Laboratories NV	408	52,077
Dawson Geophysical Co.*	952	25,437
Diamond Offshore Drilling, Inc.	612	45,955
Dresser-Rand Group, Inc.*	680	41,514
Dril-Quip, Inc.*	272	22,056
Exterran Holdings, Inc.*	4,488	104,301
FMC Technologies, Inc.*	1,836	86,935
Forum Energy Technologies, Inc.*	408	10,408
Geospace Technologies Corp.*	544	49,047
Global Geophysical Services, Inc.*	2,380	9,092
Gulf Island Fabrication, Inc.	680	15,790
Gulfmark Offshore, Inc., Class A	1,156	40,183
Halliburton Co.	5,168	210,234

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Helix Energy Solutions Group, Inc.*	9,656	$229,040
Helmerich & Payne, Inc.	748	48,126
Hercules Offshore, Inc.*	8,636	56,825
Hornbeck Offshore Services, Inc.*	1,360	50,062
ION Geophysical Corp.*	5,032	34,218
Key Energy Services, Inc.*	16,388	133,234
Lufkin Industries, Inc.	1,360	78,758
Matrix Service Co.*	2,176	31,073
McDermott International, Inc.*	24,072	292,956
Mitcham Industries, Inc.*	1,496	22,171
Nabors Industries Ltd.*	1,972	32,873
National Oilwell Varco, Inc.	3,264	241,993
Natural Gas Services Group, Inc.*	544	9,895
Newpark Resources, Inc.*	8,840	76,201
Noble Corp.	1,904	77,112
Oceaneering International, Inc.	816	51,579
Oil States International, Inc.*	408	31,653
Pacific Drilling S.A.*	1,632	16,989
Parker Drilling Co.*	14,212	79,871
Patterson-UTI Energy, Inc.	15,504	315,351
PHI, Inc.*	1,088	36,002
Pioneer Energy Services Corp.*	6,800	51,544
Rowan Cos., PLC, Class A*	952	32,825
RPC, Inc.	7,480	111,976
Schlumberger Ltd.	11,424	891,643
SEACOR Holdings, Inc.	748	68,046
Superior Energy Services, Inc.*	1,904	47,543
Tesco Corp.*	3,128	37,818
TETRA Technologies, Inc.*	8,296	70,516
TGC Industries, Inc.	1,360	12,376
Tidewater, Inc.	4,828	237,393
Unit Corp.*	4,828	232,372

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Willbros Group, Inc.*	4,624	$30,241

		5,085,124
Food & Staples Retailing - 1.7%
The Andersons, Inc.	1,904	89,774
Casey’s General Stores, Inc.	1,496	81,876
The Chefs’ Warehouse, Inc*	748	12,409
Costco Wholesale Corp.	3,604	368,833
CVS Caremark Corp.	10,812	553,574
The Fresh Market, Inc.*	1,836	89,762
Harris Teeter Supermarkets, Inc.	5,508	228,527
Ingles Markets, Inc., Class A	612	11,744
The Kroger Co.	3,196	88,529
Nash Finch Co.	1,360	28,247
The Pantry, Inc.*	1,632	20,400
Pricesmart, Inc.	748	57,603
Rite Aid Corp.*	67,252	107,603
Roundy’s, Inc.	3,468	20,184
Safeway, Inc.	1,904	36,652
Spartan Stores, Inc.	2,380	38,651
SUPERVALU, Inc.	23,324	91,197
Susser Holdings Corp.*	952	39,851
Sysco Corp.	4,828	153,386
United Natural Foods, Inc.*	2,040	110,119
Village Super Market, Inc., Class A	136	4,351
Walgreen Co.	5,508	220,100
Wal-Mart Stores, Inc.	13,804	965,590
Weis Markets, Inc.	1,088	43,803
Whole Foods Market, Inc.	1,428	137,445

		3,600,210
Food Products - 1.5%
Amira Nature Foods Ltd.*	476	3,275
Annie’s, Inc.*	204	7,316
Archer-Daniels-Midland Co.	3,944	112,522
B&G Foods, Inc.	2,176	68,979
Boulder Brands, Inc.*	2,516	33,790

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Bunge Ltd.	952	$75,836
Calavo Growers, Inc.	680	16,939
Cal-Maine Foods, Inc.	1,224	51,016
Campbell Soup Co.	1,632	59,911
Chiquita Brands International, Inc.*	4,692	34,486
ConAgra Foods, Inc.	2,652	86,694
Darling International, Inc.*	12,104	204,195
Dean Foods Co.*	5,372	98,361
Diamond Foods, Inc.*	2,448	34,958
Dole Food Co., Inc.*	3,604	40,149
Feihe International, Inc.*	1,292	8,618
Flowers Foods, Inc.	884	23,762
Fresh Del Monte Produce, Inc.	4,080	107,508
General Mills, Inc.	5,576	233,857
Green Mountain Coffee Roasters, Inc.*	952	43,345
H.J. Heinz Co.	2,652	160,791
The Hain Celestial Group, Inc.*	1,904	108,509
The Hershey Co.	1,292	102,649
Hillshire Brands Co.	884	27,386
Hormel Foods Corp.	1,156	40,009
Ingredion, Inc.	476	31,449
J&J Snack Foods Corp.	612	41,708
The JM Smucker Co.	952	84,376
John B Sanfilippo & Son, Inc.	476	8,773
Kellogg Co.	2,040	119,340
Lancaster Colony Corp.	816	58,311
McCormick & Co., Inc.	952	59,357
Mead Johnson Nutrition Co.	1,632	124,032
Mondelez International, Inc., Class A	15,096	419,518
Omega Protein Corp.*	1,972	13,627
Pilgrim’s Pride Corp.*	4,012	33,901
Sanderson Farms, Inc.	1,564	78,951
Seneca Foods Corp., Class A*	612	18,366
Smithfield Foods, Inc.*	1,020	23,776
Snyders-Lance, Inc.	2,652	67,440

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Tootsie Roll Industries, Inc.	1,224	$33,170
TreeHouse Foods, Inc.*	1,496	79,183
Tyson Foods, Inc., Class A	1,972	43,621

		3,123,760
Gas Utilities - 0.5%
AGL Resources, Inc.	884	36,951
Atmos Energy Corp.	544	20,324
Chesapeake Utilities Corp.	1,020	48,409
The Laclede Group, Inc.	1,972	78,722
National Fuel Gas Co.	612	33,293
New Jersey Resources Corp.	3,876	162,908
Northwest Natural Gas Co.	816	37,063
ONEOK, Inc.	1,224	57,540
Piedmont Natural Gas Co., Inc.	3,060	97,186
Questar Corp.	1,428	33,173
South Jersey Industries, Inc.	1,292	70,130
Southwest Gas Corp.	3,128	139,321
UGI Corp.	680	23,963
WGL Holdings, Inc.	4,080	171,074

		1,010,057
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc.	952	36,861
Abbott Laboratories	13,328	451,553
ABIOMED, Inc.*	1,428	19,921
Accuray, Inc.*	2,652	13,552
Alere, Inc.*	8,024	170,590
Align Technology, Inc.*	3,128	98,094
Analogic Corp.	544	41,447
AngioDynamics, Inc.*	1,428	17,422
Anika Therapeutics, Inc.*	204	2,166
Antares Pharma, Inc.*	4,148	15,804
ArthroCare Corp.*	1,156	42,113
AtriCure, Inc.*	544	4,385
Baxter International, Inc.	4,692	318,305
Becton Dickinson and Co.	2,108	177,156
Boston Scientific Corp.*	12,512	93,465
C.R. Bard, Inc.	612	62,467

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Cantel Medical Corp.	816	$25,630
Cardiovascular Systems, Inc.*	748	11,773
CareFusion Corp.*	1,836	56,989
Cerus Corp.*	2,652	8,407
Conceptus, Inc.*	1,088	22,478
CONMED Corp.	2,652	77,889
The Cooper Cos., Inc.	408	41,351
Covidien PLC	4,080	254,347
Cyberonics, Inc.*	1,224	53,073
Cynosure, Inc., Class A*	340	9,078
Delcath Systems, Inc.*	3,876	5,853
DENTSPLY International, Inc.	1,156	48,274
DexCom, Inc.*	3,128	47,639
Edwards Lifesciences Corp.*	952	85,613
Endologix, Inc.*	2,244	34,400
Greatbatch, Inc.*	2,380	63,165
Haemonetics Corp.*	2,312	96,965
Hansen Medical, Inc.*	2,312	5,549
HeartWare International, Inc.*	476	43,021
Hill-Rom Holdings, Inc.	5,984	198,549
Hologic, Inc.*	2,176	51,876
ICU Medical, Inc.*	544	32,885
IDEXX Laboratories, Inc.*	476	45,320
Insulet Corp.*	1,768	40,788
Integra LifeSciences Holdings Corp.*	1,224	51,592
Intuitive Surgical, Inc.*	340	195,289
Invacare Corp.	2,992	47,064
MAKO Surgical Corp.*	1,564	18,127
Masimo Corp.	2,312	46,934
Medtronic, Inc.	8,704	405,606
MELA Sciences, Inc.*	1,904	3,180
Meridian Bioscience, Inc.	1,700	35,615
Merit Medical Systems, Inc.*	1,768	24,522
Natus Medical, Inc.*	1,224	15,080
Navidea Biopharmaceuticals, Inc.*	3,672	12,081
Neogen Corp.*	1,020	47,420

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
NuVasive, Inc.*	1,836	$31,634
NxStage Medical, Inc.*	2,244	26,255
OraSure Technologies, Inc.*	2,176	15,341
Orthofix International N.V.*	816	31,130
Palomar Medical Technologies, Inc.*	748	7,308
PhotoMedex, Inc.*	952	13,490
Quidel Corp.*	1,224	27,466
ResMed, Inc.	1,292	56,590
Rockwell Medical Technologies, Inc.*	1,156	7,075
RTI Biologics, Inc.*	2,856	14,051
Sirona Dental Systems, Inc.*	476	31,640
Solta Medical, Inc.*	2,176	5,570
Spectranetics Corp.*	1,836	30,588
St. Jude Medical, Inc.	2,244	91,331
Staar Surgical Co.*	1,292	7,313
STERIS Corp.	2,312	87,232
Stryker Corp.	2,448	153,367
SurModics, Inc.*	680	16,395
Symmetry Medical, Inc.*	3,536	37,871
Synergetics USA, Inc.*	1,496	7,779
Teleflex, Inc.	3,128	234,600
Thoratec Corp.*	2,584	94,393
Tornier NV*	340	5,862
Unilife Corp.*	3,876	8,605
Varian Medical Systems, Inc.*	952	67,259
Vascular Solutions, Inc.*	952	15,908
Volcano Corp.*	2,176	54,487
West Pharmaceutical Services, Inc.	1,428	84,552
Wright Medical Group, Inc.*	1,700	35,938
Young Innovations, Inc.^	68	2,684
Zeltiq Aesthetics, Inc.*	816	3,566
Zimmer Holdings, Inc.	1,428	106,529

		5,242,532
Health Care Providers & Services - 2.8%
Accretive Health, Inc.*	2,312	29,848

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Aetna, Inc.	2,380	$114,787
Air Methods Corp.	1,428	62,432
Almost Family, Inc.	816	16,336
Amedisys, Inc.*	3,060	34,027
AmerisourceBergen Corp.	1,496	67,874
AMN Healthcare Services, Inc.*	1,700	20,655
Amsurg Corp.*	1,904	59,424
Assisted Living Concepts, Inc., Class A	884	8,681
Bio-Reference Labs, Inc.*	1,020	28,325
BioScrip, Inc.*	2,312	25,964
Brookdale Senior Living, Inc.*	2,992	80,814
Capital Senior Living Corp.*	1,156	24,542
Cardinal Health, Inc.	2,856	125,121
Centene Corp.*	2,244	96,851
Chemed Corp.	1,496	113,023
Cigna Corp.	2,040	119,014
Community Health Systems, Inc.	9,384	359,689
Corvel Corp.*	204	9,343
Coventry Health Care, Inc.	952	43,630
Cross Country Healthcare, Inc.*	1,292	7,300
DaVita HealthCare Partners, Inc.*	748	86,327
Emeritus Corp.*	1,292	34,987
The Ensign Group, Inc.	1,768	50,494
ExamWorks Group, Inc.*	3,264	47,230
Express Scripts Holding Co.*	6,460	345,093
Five Star Quality Care, Inc.*	5,304	30,021
Gentiva Health Services, Inc.*	3,196	31,672
Hanger, Inc.*	1,564	44,934
HCA Holdings, Inc.	1,088	40,963
Health Management Associates, Inc., Class A*	27,404	286,098
Health Net, Inc.*	3,468	94,330
HealthSouth Corp.*	4,284	102,216
Healthways, Inc.*	3,536	37,199

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Henry Schein, Inc.*	748	$64,582
HMS Holdings Corp.*	3,808	103,806
Humana, Inc.	952	70,791
IPC The Hospitalist Co., Inc.*	680	28,995
Kindred Healthcare, Inc.*	5,508	59,376
Laboratory Corp of America Holdings*	816	73,032
Landauer, Inc.	408	25,700
LHC Group, Inc.*	1,972	42,122
LifePoint Hospitals, Inc.*	4,896	214,004
Magellan Health Services, Inc.*	2,992	153,490
McKesson Corp.	2,040	214,669
MEDNAX, Inc.*	408	34,908
Molina Healthcare, Inc.*	2,856	81,996
MWI Veterinary Supply, Inc.*	544	61,097
National Healthcare Corp.	1,088	52,365
Omnicare, Inc.	748	29,135
Owens & Minor, Inc.	6,596	201,904
Patterson Cos., Inc.	816	29,482
PharMerica Corp.*	3,060	44,309
The Providence Service Corp.*	1,496	27,721
PSS World Medical, Inc.*	2,244	64,919
Quest Diagnostics, Inc.	1,020	59,109
Select Medical Holdings Corp.	4,692	45,700
Skilled Healthcare Group, Inc., Class A*	2,176	11,576
Team Health Holdings, Inc.*	1,224	41,457
Tenet Healthcare Corp.*	11,016	427,751
U.S. Physical Therapy, Inc.	476	11,710
UnitedHealth Group, Inc.	6,868	379,182
Universal American Corp.	4,352	40,778
Universal Health Services, Inc., Class B	544	30,812
Vanguard Health Systems, Inc.*	4,760	66,497
VCA Antech, Inc.*	3,672	79,315
WellCare Health Plans, Inc.*	4,624	234,483

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
WellPoint, Inc.	2,040	$132,233

		5,918,250
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	7,616	84,385
athenahealth, Inc.*	1,496	129,359
Cerner Corp.*	1,156	95,428
Computer Programs & Systems, Inc.	476	25,042
Epocrates, Inc.*	612	7,148
Greenway Medical Technologies*	204	3,040
HealthStream, Inc.*	884	21,906
MedAssets, Inc.*	3,400	66,470
Medidata Solutions, Inc.*	1,088	50,908
Merge Healthcare, Inc.*	2,516	6,768
Omnicell, Inc.*	1,428	22,562
Quality Systems, Inc.	1,632	29,768
Vocera Communications, Inc.*	204	5,357

		548,141
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc.*	1,020	29,641
Ameristar Casinos, Inc.	3,332	88,298
Bally Technologies, Inc.*	1,904	91,697
Biglari Holdings, Inc.*	68	25,084
BJ’s Restaurants, Inc.*	1,020	32,609
Bob Evans Farms, Inc.	3,128	138,477
Boyd Gaming Corp.*	6,324	44,331
Bravo Brio Restaurant Group, Inc.*	748	11,145
Brinker International, Inc.	3,740	122,448
Buffalo Wild Wings, Inc.*	748	55,015
Caesars Entertainment Corp.*	2,448	19,706
Carnival Corp.	3,400	131,648
Carrols Restaurant Group, Inc.*	1,360	8,527
CEC Entertainment, Inc.	1,904	62,756
The Cheesecake Factory, Inc.	2,312	76,666
Chipotle Mexican Grill, Inc.*	272	83,507

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Choice Hotels International, Inc.	1,156	$41,662
Churchill Downs, Inc.	544	35,175
Chuy’s Holdings, Inc.*	272	7,719
Cracker Barrel Old Country Store, Inc.	2,380	154,272
Darden Restaurants, Inc.	680	31,620
Denny’s Corp.*	9,996	50,580
DineEquity, Inc.*	952	69,743
Domino’s Pizza, Inc.	2,448	114,003
Dunkin’ Brands Group, Inc.	1,224	44,688
Einstein Noah Restaurant Group, Inc.	544	6,990
Hyatt Hotels Corp., Class A*	340	13,624
Ignite Restaurant Group, Inc.*	544	7,888
International Game Technology	2,312	35,535
International Speedway Corp., Class A	1,156	31,686
Interval Leisure Group, Inc.	1,700	33,660
Isle of Capri Casinos, Inc.*	1,020	7,171
Jack in the Box, Inc.*	1,904	55,273
Krispy Kreme Doughnuts, Inc.*	2,516	32,708
Las Vegas Sands Corp.	2,720	150,280
Life Time Fitness, Inc.*	1,700	86,241
Marcus Corp.	1,632	21,706
Marriott International, Inc., Class A	2,448	97,871
Marriott Vacations Worldwide Corp.*	2,108	93,553
McDonald’s Corp.	7,752	738,688
MGM Resorts International*	2,380	30,393
Morgans Hotel Group Co.*	1,292	6,964
Multimedia Games Holding Co., Inc.*	1,224	20,735
Orient-Express Hotels Ltd., Class A*	3,944	45,829
Panera Bread Co., Class A*	272	43,468
Papa John’s International, Inc.*	816	45,778

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Penn National Gaming, Inc.*	544	$26,471
Pinnacle Entertainment, Inc.*	2,652	41,239
Red Robin Gourmet Burgers, Inc.*	612	22,626
Royal Caribbean Cruises Ltd.	884	32,001
Ruby Tuesday, Inc.*	6,460	48,644
Ruth’s Hospitality Group, Inc.*	1,496	11,609
Scientific Games Corp., Class A*	2,584	22,972
SHFL Entertainment, Inc.*	2,244	33,211
Six Flags Entertainment Corp.	1,156	72,759
Sonic Corp.*	2,584	28,837
Speedway Motorsports, Inc.	1,360	22,250
Starbucks Corp.	5,916	332,006
Starwood Hotels & Resorts Worldwide, Inc.	1,632	100,221
Texas Roadhouse, Inc.	2,652	46,649
Town Sports International Holdings, Inc.	884	9,308
Vail Resorts, Inc.	1,564	82,657
The Wendy’s Co.	13,260	68,156
WMS Industries, Inc.*	2,312	57,222
Wyndham Worldwide Corp.	1,020	56,906
Wynn Resorts Ltd.	612	76,635
Yum! Brands, Inc.	3,808	247,291

		4,616,728
Household Durables - 0.7%
American Greetings Corp., Class A	2,992	47,872
Bassett Furniture Industries, Inc.	136	1,893
Beazer Homes USA, Inc.*	1,768	33,274
Blyth, Inc.	1,020	14,290
Cavco Industries, Inc.*	272	14,106
DR Horton, Inc.	2,312	54,702
Ethan Allen Interiors, Inc.	1,156	33,420
Garmin Ltd.	952	36,071

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Harman International Industries, Inc.	476	$21,315
Helen of Troy Ltd.*	3,400	123,080
Hovnanian Enterprises, Inc., Class A*	3,468	19,802
iRobot Corp.*	1,088	24,894
Jarden Corp.*	476	28,008
KB Home	4,964	94,664
La-Z-Boy, Inc.	2,244	35,096
Leggett & Platt, Inc.	1,156	34,033
Lennar Corp., Class A	1,292	53,670
Libbey, Inc.*	1,292	24,264
M/I Homes, Inc.*	1,292	35,194
MDC Holdings, Inc.	1,904	74,865
Meritage Homes Corp.*	1,156	51,141
Mohawk Industries, Inc.*	476	48,390
NACCO Industries, Inc., Class A	544	35,447
Newell Rubbermaid, Inc.	1,836	43,109
NVR, Inc.*	68	70,017
PulteGroup, Inc.*	4,284	88,850
The Ryland Group, Inc.	1,904	75,627
Sealy Corp.*	2,040	4,406
Skullcandy, Inc.*	748	4,922
Standard Pacific Corp.*	4,556	37,815
Tempur-Pedic International, Inc.*	2,584	100,673
Toll Brothers, Inc.*	1,224	45,839
Tupperware Brands Corp.	476	36,271
Universal Electronics, Inc.*	1,632	31,171
Whirlpool Corp.	476	54,921
Zagg, Inc.*	2,040	14,117

		1,547,229
Household Products - 1.3%
Central Garden and Pet Co., Class A*	2,584	24,858
Church & Dwight Co., Inc.	1,156	66,805
The Clorox Co.	1,088	85,310
Colgate-Palmolive Co.	3,876	416,166
Energizer Holdings, Inc.	476	41,417
Kimberly-Clark Corp.	2,924	261,727

	Shares	Value
Common Stocks - (continued)
Household Products - (continued)
The Procter & Gamble Co.	23,256	$1,747,921
Spectrum Brands Holdings, Inc.	1,632	82,645
WD-40 Co.	612	32,693

		2,759,542
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	3,876	42,016
Calpine Corp.*	2,992	59,032
Dynegy, Inc.*	3,128	62,560
NRG Energy, Inc.	2,720	65,280
Ormat Technologies, Inc.	748	15,902

		244,790
Industrial Conglomerates - 1.3%
3M Co.	5,372	540,155
Carlisle Cos., Inc.	544	34,898
Danaher Corp.	4,964	297,492
General Electric Co.	68,816	1,533,220
Raven Industries, Inc.	1,428	38,456
Seaboard Corp.	68	183,825
Standex International Corp.	1,224	69,340

		2,697,386
Insurance - 4.4%
ACE Ltd.	2,176	185,678
Aflac, Inc.	2,992	158,755
Alleghany Corp.*	136	49,040
Allied World Assurance Co. Holdings AG	272	23,074
The Allstate Corp.	3,808	167,171
American Equity Investment Life Holding Co.	6,188	83,414
American Financial Group, Inc./OH	544	23,153
American International Group, Inc.*	9,656	365,286
American National Insurance Co.	952	73,504
American Safety Insurance Holdings Ltd.*	884	17,662
AMERISAFE, Inc.*	884	25,318
Amtrust Financial Services, Inc.	2,652	88,152

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Aon PLC	2,720	$157,053
Arch Capital Group Ltd.*	1,088	50,505
Argo Group International Holdings Ltd.	3,196	115,344
Arthur J Gallagher & Co.	884	32,664
Aspen Insurance Holdings Ltd.	7,140	243,545
Assurant, Inc.	612	23,403
Assured Guaranty Ltd.	20,536	372,318
Axis Capital Holdings Ltd.	884	33,831
Berkshire Hathaway, Inc., Class B*	15,300	1,483,029
Brown & Brown, Inc.	952	26,028
The Chubb Corp.	2,244	180,216
Cincinnati Financial Corp.	1,224	51,946
Citizens, Inc./TX*	1,700	17,017
CNA Financial Corp.	136	4,236
CNO Financial Group, Inc.	24,480	251,410
eHealth, Inc.*	884	21,543
Employers Holdings, Inc.	1,564	33,329
Endurance Specialty Holdings Ltd.	4,352	186,788
Enstar Group Ltd.*	680	83,681
Erie Indemnity Co., Class A	204	14,553
Everest Re Group Ltd.	340	39,375
FBL Financial Group, Inc., Class A	1,428	49,880
Fidelity National Financial, Inc., Class A	1,428	35,843
First American Financial Corp.	10,812	258,299
Genworth Financial, Inc., Class A*	3,060	28,060
Greenlight Capital Re Ltd., Class A*	2,992	71,958
The Hanover Insurance Group, Inc.	4,556	189,347
Hartford Financial Services Group, Inc.	2,924	72,515
HCC Insurance Holdings, Inc.	680	26,302
Hilltop Holdings, Inc.*	1,768	23,231
Homeowners Choice, Inc.	272	6,147

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Horace Mann Educators Corp.	4,080	$88,699
Infinity Property & Casualty Corp.	544	32,352
Kemper Corp.	5,848	194,797
Lincoln National Corp.	1,768	51,237
Loews Corp.	2,924	126,814
Maiden Holdings Ltd.	6,392	65,007
Markel Corp.*	68	32,377
Marsh & McLennan Cos., Inc.	4,828	171,297
MBIA, Inc.*	6,664	57,377
Meadowbrook Insurance Group, Inc.	5,440	34,109
Mercury General Corp.	3,808	150,797
MetLife, Inc.	6,936	258,990
Montpelier Re Holdings Ltd.	5,576	135,943
National Financial Partners Corp.*	3,944	69,454
National Interstate Corp.	68	2,074
National Western Life Insurance Co., Class A	272	44,445
The Navigators Group, Inc.*	544	29,501
Old Republic International Corp.	16,048	182,947
OneBeacon Insurance Group Ltd., Class A	2,176	29,724
PartnerRe Ltd.	408	35,777
The Phoenix Cos, Inc.*	748	20,331
Platinum Underwriters Holdings Ltd.	3,740	182,250
Primerica, Inc.	3,400	111,792
Principal Financial Group, Inc.	1,904	59,043
ProAssurance Corp.	2,462	110,888
The Progressive Corp.	4,896	110,111
Protective Life Corp.	7,752	245,273
Prudential Financial, Inc.	2,992	173,177
Reinsurance Group of America, Inc.	476	27,318
RenaissanceRe Holdings Ltd.	340	29,118
RLI Corp.	680	46,927

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Safety Insurance Group, Inc.	1,360	$65,294
SeaBright Holdings, Inc.	2,108	23,378
Selective Insurance Group, Inc.	5,780	118,548
StanCorp Financial Group, Inc.	4,556	177,183
State Auto Financial Corp.	1,632	24,839
Stewart Information Services Corp.	1,088	28,897
Symetra Financial Corp.	7,956	110,986
Torchmark Corp.	680	37,883
Tower Group, Inc.	3,604	69,557
The Travelers Cos., Inc.	2,856	224,082
United Fire Group, Inc.	1,292	29,961
Unum Group	1,768	41,212
Validus Holdings Ltd.	1,496	54,469
W.R. Berkley Corp.	816	33,595
White Mountains Insurance Group Ltd.	68	37,445
Willis Group Holdings PLC	1,360	48,566
XL Group PLC	1,904	52,779

		9,532,223
Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	3,060	812,430
Blue Nile, Inc.*	612	20,496
Expedia, Inc.	816	53,244
Groupon, Inc.*	2,040	11,220
HomeAway, Inc.*	884	21,190
HSN, Inc.	1,428	85,109
Liberty Interactive Corp., Class A*	4,692	99,752
Netflix, Inc.*	408	67,418
Nutrisystem, Inc.	2,312	20,877
Orbitz Worldwide, Inc.*	1,088	3,144
Overstock.com, Inc.*	476	6,397
PetMed Express, Inc.	680	8,867
priceline.com, Inc.*	408	279,672
Shutterfly, Inc.*	1,292	42,739
TripAdvisor, Inc.*	1,156	53,500
Valuevision Media, Inc., Class A*	3,060	8,293

	Shares	Value
Common Stocks - (continued)
Internet & Catalog Retail - (continued)
Vitacost.com, Inc.*	748	$5,408

		1,599,756
Internet Software & Services - 2.0%
The Active Network, Inc.*	1,496	8,273
Akamai Technologies, Inc.*	1,496	60,902
Angie’s List, Inc.*	1,428	17,921
AOL, Inc.*	2,584	79,200
Bankrate, Inc.*	1,836	22,711
Bazaarvoice, Inc.*	1,156	8,936
Blucora, Inc.*	1,632	24,252
Brightcove, Inc.*	1,156	9,734
Carbonite, Inc.*	748	7,196
comScore, Inc.*	1,156	17,028
Constant Contact, Inc.*	1,224	18,433
Cornerstone OnDemand, Inc.*	1,156	37,778
CoStar Group, Inc.*	1,088	102,033
Dealertrack Technologies, Inc.*	1,768	55,833
Demand Media, Inc.*	1,632	13,790
Demandware, Inc.*	136	4,323
Dice Holdings, Inc.*	2,176	20,476
Digital River, Inc.*	1,564	22,709
EarthLink, Inc.	8,092	55,026
eBay, Inc.*	9,792	547,667
Envestnet, Inc.*	952	13,242
Equinix, Inc.*	408	87,895
ExactTarget, Inc.*	884	19,439
Google, Inc., Class A*	2,244	1,695,768
IAC/InterActiveCorp	544	22,440
Internap Network Services Corp.*	2,244	17,750
IntraLinks Holdings, Inc.*	3,604	23,318
j2 Global, Inc.	5,168	164,446
Keynote Systems, Inc.	680	10,608
Limelight Networks, Inc.*	6,596	15,567
LinkedIn Corp., Class A*	544	67,342
Liquidity Services, Inc.*	952	30,340
LivePerson, Inc.*	2,040	27,275
LogMeIn, Inc.*	952	21,610
MeetMe, Inc.*	1,088	2,949

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Millennial Media, Inc.*	544	$6,278
Monster Worldwide, Inc.*	5,168	29,974
Move, Inc.*	1,632	15,390
NIC, Inc.	2,720	44,336
OpenTable, Inc.*	1,020	53,744
Perficient, Inc.*	1,292	15,452
QuinStreet, Inc.*	2,584	14,574
Rackspace Hosting, Inc.*	884	66,609
RealNetworks, Inc.*	1,292	9,897
Saba Software, Inc.*	1,156	10,705
SciQuest, Inc.*	748	12,372
SPS Commerce, Inc.*	476	18,521
Stamps.com, Inc.*	612	16,518
support.com, Inc.*	2,584	10,775
Synacor, Inc.*	544	3,150
Travelzoo, Inc.*	340	7,453
United Online, Inc.	9,044	60,052
Unwired Planet, Inc.*	4,148	8,379
ValueClick, Inc.*	3,400	69,598
VeriSign, Inc.*	1,292	56,086
VistaPrint N.V.*	1,428	51,194
Vocus, Inc.*	816	14,313
Web.com Group, Inc.*	1,224	19,829
WebMD Health Corp.*	2,380	39,341
XO Group, Inc.*	1,292	12,429
Yahoo!, Inc.*	8,092	158,846
Yelp, Inc.*	680	14,443
Zix Corp.*	2,448	7,980

		4,202,448
IT Services - 3.1%
Accenture PLC, Class A	5,440	391,082
Acxiom Corp.*	3,468	61,488
Alliance Data Systems Corp.*	340	53,584
Amdocs Ltd.	1,428	50,965
Automatic Data Processing, Inc.	4,148	245,935
Booz Allen Hamilton Holding Corp.	3,400	47,124
Broadridge Financial Solutions, Inc.	1,020	24,041

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
CACI International, Inc., Class A*	2,720	$145,874
Cardtronics, Inc.*	1,836	47,534
Cass Information Systems, Inc.	340	13,192
CIBER, Inc.*	2,652	8,964
Cognizant Technology Solutions Corp., Class A*	2,516	196,701
Computer Sciences Corp.	952	39,794
Computer Task Group, Inc.*	884	16,920
Convergys Corp.	7,684	130,782
CoreLogic, Inc.*	4,080	107,059
CSG Systems International, Inc.*	3,400	64,022
DST Systems, Inc.	2,584	172,973
EPAM Systems, Inc.*	272	5,636
Euronet Worldwide, Inc.*	2,176	53,247
ExlService Holdings, Inc.*	1,088	32,270
Fidelity National Information Services, Inc.	1,972	73,181
Fiserv, Inc.*	1,156	92,838
FleetCor Technologies, Inc.*	816	48,829
Forrester Research, Inc.	544	15,379
Gartner, Inc.*	748	38,529
Genpact Ltd.	680	11,390
Global Cash Access Holdings, Inc.*	4,284	32,344
Global Payments, Inc.	680	33,497
Heartland Payment Systems, Inc.	1,564	49,673
Higher One Holdings, Inc.*	1,428	15,037
iGATE Corp.*	1,156	20,207
Innodata, Inc.*	2,108	7,926
International Business Machines Corp.	8,772	1,781,330
Jack Henry & Associates, Inc.	680	28,206
Lender Processing Services, Inc.	8,092	194,532
Lionbridge Technologies, Inc.*	5,372	21,434

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Mantech International Corp., Class A	2,244	$55,359
Mastercard, Inc., Class A	952	493,517
MAXIMUS, Inc.	1,496	102,581
MoneyGram International, Inc.*	1,428	19,664
NCI, Inc., Class A*	1,292	6,796
NeuStar, Inc., Class A*	2,924	131,989
Paychex, Inc.	2,652	86,535
SAIC, Inc.	1,972	23,861
Sapient Corp.*	4,420	53,526
ServiceSource International, Inc.*	2,108	12,753
Syntel, Inc.	612	35,673
TeleTech Holdings, Inc.*	2,788	52,136
Teradata Corp.*	1,224	81,592
TNS, Inc.*	2,584	54,135
Total System Services, Inc.	1,428	33,201
Unisys Corp.*	4,352	96,658
Vantiv, Inc., Class A*	884	18,405
VeriFone Systems, Inc.*	816	28,331
Virtusa Corp.*	748	15,491
Visa, Inc., Class A	4,420	697,962
The Western Union Co.	3,876	55,155
WEX, Inc.*	1,088	85,528

		6,614,367
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.*	476	17,203
Black Diamond, Inc.*	884	6,763
Brunswick Corp.	3,740	135,238
Callaway Golf Co.	2,788	18,289
Hasbro, Inc.	884	33,035
JAKKS Pacific, Inc.	952	12,433
LeapFrog Enterprises, Inc.*	1,904	17,155
Mattel, Inc.	2,788	104,912
Polaris Industries, Inc.	544	47,377
Smith & Wesson Holding Corp.*	2,516	21,638
Steinway Musical Instruments, Inc.*	408	9,074

	Shares	Value
Common Stocks - (continued)
Leisure Equipment & Products - (continued)
Sturm Ruger & Co., Inc.	816	$41,428

		464,545
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc.*	5,848	22,164
Agilent Technologies, Inc.	2,856	127,892
Bio-Rad Laboratories, Inc., Class A*	204	23,213
Bruker Corp.*	3,128	52,769
Cambrex Corp.*	2,924	34,357
Charles River Laboratories International, Inc.*	2,176	89,912
Covance, Inc.*	476	31,754
Fluidigm Corp.*	748	12,342
Furiex Pharmaceuticals, Inc.*	136	4,372
Illumina, Inc.*	1,020	51,643
Life Technologies Corp.*	1,496	96,776
Luminex Corp.*	1,632	29,996
Mettler-Toledo International, Inc.*	272	57,808
Pacific Biosciences of California, Inc.*	5,168	12,817
PAREXEL International Corp.*	2,516	85,167
PerkinElmer, Inc.	952	33,549
Sequenom, Inc.*	5,440	22,576
Techne Corp.	1,700	121,856
Thermo Fisher Scientific, Inc.	2,856	206,032
Waters Corp.*	748	68,494

		1,185,489
Machinery - 3.2%
Accuride Corp.*	5,848	21,989
Actuant Corp., Class A	3,332	98,227
AGCO Corp.*	612	32,436
Alamo Group, Inc.	476	16,165
Albany International Corp., Class A	2,720	68,163
Altra Holdings, Inc.	1,088	26,058
American Railcar Industries, Inc.	408	16,051
Ampco-Pittsburgh Corp.	816	15,031
Astec Industries, Inc.	816	28,821

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Barnes Group, Inc.	1,972	$47,131
Blount International, Inc.*	2,040	34,782
Briggs & Stratton Corp.	5,168	122,637
Cascade Corp.	793	51,204
Caterpillar, Inc.	4,556	448,265
Chart Industries, Inc.*	1,292	85,518
CIRCOR International, Inc.	1,700	70,550
CLARCOR, Inc.	2,040	102,938
Colfax Corp.*	1,904	84,938
Columbus McKinnon Corp.*	1,496	28,304
Commercial Vehicle Group, Inc.*	2,312	18,704
Crane Co.	5,100	256,428
Cummins, Inc.	1,292	148,360
Deere & Co.	2,584	243,051
Donaldson Co., Inc.	884	33,247
Douglas Dynamics, Inc.	1,836	24,199
Dover Corp.	1,156	79,972
Dynamic Materials Corp.	544	9,041
EnPro Industries, Inc.*	884	39,320
ESCO Technologies, Inc.	1,156	47,593
Federal Signal Corp.*	2,652	21,322
Flow International Corp.*	1,292	4,871
Flowserve Corp.	408	63,962
FreightCar America, Inc.	952	23,600
Gardner Denver, Inc.	408	28,711
The Gorman-Rupp Co.	748	22,732
Graco, Inc.	476	27,227
Graham Corp.	408	9,453
Greenbrier Cos., Inc.*	2,584	51,499
Harsco Corp.	8,228	209,732
IDEX Corp.	680	33,925
Illinois Tool Works, Inc.	3,468	217,894
Ingersoll-Rand PLC	2,652	136,286
ITT Corp.	4,556	116,998
John Bean Technologies Corp.	2,652	49,566
Joy Global, Inc.	816	51,547
Kadant, Inc.*	1,360	36,543
Kaydon Corp.	3,060	75,888

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Kennametal, Inc.	680	$27,887
L.B. Foster Co., Class A	1,020	44,176
Lincoln Electric Holdings, Inc.	1,088	58,676
Lindsay Corp.	544	50,614
Lydall, Inc.*	1,156	17,664
The Manitowoc Co., Inc.	5,780	101,728
Meritor, Inc.*	9,452	43,101
Middleby Corp.*	816	115,350
Miller Industries, Inc.	748	11,429
Mueller Industries, Inc.	1,292	68,941
Mueller Water Products, Inc., Class A	6,596	38,982
Navistar International Corp.*	7,820	204,024
NN, Inc.*	1,632	15,112
Nordson Corp.	476	32,187
Oshkosh Corp.*	9,724	380,986
PACCAR, Inc.	2,992	140,804
Pall Corp.	952	65,022
Parker Hannifin Corp.	1,156	107,473
PMFG, Inc.*	1,224	10,294
Proto Labs, Inc.*	272	11,187
RBC Bearings, Inc.*	952	50,199
Rexnord Corp.*	1,496	29,890
Robbins & Myers, Inc.	1,972	114,928
Sauer-Danfoss, Inc.	1,088	58,393
Snap-on, Inc.	476	38,566
SPX Corp.	340	25,374
Stanley Black & Decker, Inc.	1,020	78,367
Sun Hydraulics Corp.	884	24,398
Tennant Co.	748	34,438
Terex Corp.*	11,832	383,120
Timken Co.	476	25,518
Titan International, Inc.	4,760	115,620
The Toro Co.	2,584	113,774
Trimas Corp.*	1,156	35,709
Trinity Industries, Inc.	8,364	332,051
Twin Disc, Inc.	952	21,829
Valmont Industries, Inc.	408	59,454
Wabash National Corp.*	6,800	70,380

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
WABCO Holdings, Inc.*	544	$34,087
Wabtec Corp.	408	38,197
Watts Water Technologies, Inc., Class A	1,292	59,561
Woodward, Inc.	2,312	88,804
Xylem, Inc.	2,244	62,675

		6,921,848
Marine - 0.1%
Diana Containerships, Inc.	272	1,893
Eagle Bulk Shipping, Inc.*	3,468	7,144
Genco Shipping & Trading Ltd.*	5,168	17,261
Kirby Corp.*	476	33,629
Matson, Inc.	4,148	113,697

		173,624
Media - 2.9%
AMC Networks, Inc., Class A*	408	23,244
Arbitron, Inc.	1,156	54,216
Belo Corp., Class A	9,792	82,938
Cablevision Systems Corp., Class A	1,496	21,901
Carmike Cinemas, Inc.*	340	5,423
CBS Corp., Class B	5,168	215,609
Charter Communications, Inc., Class A*	340	26,510
Cinemark Holdings, Inc.	4,828	135,860
Clear Channel Outdoor Holdings, Inc., Class A*	3,876	29,070
Comcast Corp., Class A	22,100	841,568
Cumulus Media, Inc., Class A*	7,140	23,205
Digital Generation, Inc.*	2,040	20,420
DIRECTV*	5,372	274,724
Discovery Communications, Inc., Class A*	1,972	136,817
DISH Network Corp., Class A	1,292	48,153
DreamWorks Animation SKG, Inc., Class A*	2,856	49,723
E.W. Scripps Co., Class A*	1,360	14,946
Entercom Communications Corp., Class A*	2,720	21,597

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Fisher Communications, Inc.	408	$14,476
Gannett Co., Inc.	1,496	29,367
Harte-Hanks, Inc.	4,148	33,972
The Interpublic Group of Cos., Inc.	3,808	46,115
John Wiley & Sons, Inc., Class A	340	13,022
Journal Communications, Inc., Class A*	4,216	23,104
Lamar Advertising Co., Class A*	952	40,593
Liberty Global, Inc., Class A*	1,904	130,024
LIN TV Corp., Class A*	3,400	36,278
Lions Gate Entertainment Corp.*	3,672	67,271
Live Nation Entertainment, Inc.*	16,252	166,746
The Madison Square Garden Co., Class A*	1,972	102,583
The McClatchy Co., Class A*	5,984	17,473
The McGraw-Hill Cos., Inc.	2,176	125,164
Meredith Corp.	3,740	135,612
Morningstar, Inc.	204	13,809
National CineMedia, Inc.	1,768	27,015
The New York Times Co., Class A*	9,860	87,360
News Corp., Class A	16,932	469,694
Omnicom Group, Inc.	2,312	125,495
Pandora Media, Inc.*	4,284	49,352
ReachLocal, Inc.*	748	9,814
Regal Entertainment Group, Class A	4,964	74,113
Rentrak Corp.*	340	6,963
Scholastic Corp.	2,652	78,658
Scripps Networks Interactive, Inc., Class A	748	46,204
Sinclair Broadcast Group, Inc., Class A	5,304	73,089
Sirius XM Radio, Inc.	32,232	101,208
Starz - Liberty Capital*	952	15,175
Time Warner Cable, Inc.	2,652	236,930

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Time Warner, Inc.	7,820	$395,066
Valassis Communications, Inc.	4,284	120,209
Viacom, Inc., Class B	4,148	250,332
Virgin Media, Inc.	2,040	80,356
The Walt Disney Co.	14,892	802,381
The Washington Post Co., Class B	408	157,357
World Wrestling Entertainment, Inc., Class A	2,380	20,373

		6,248,677
Metals & Mining - 1.2%
A.M. Castle & Co.*	1,564	26,353
AK Steel Holding Corp.	14,484	57,936
Alcoa, Inc.	9,928	87,763
Allegheny Technologies, Inc.	680	21,522
Allied Nevada Gold Corp.*	612	14,498
AMCOL International Corp.	1,156	34,137
Carpenter Technology Corp.	544	28,467
Century Aluminum Co.*	4,896	42,154
Cliffs Natural Resources, Inc.	1,020	38,056
Coeur d’Alene Mines Corp.*	6,732	146,084
Commercial Metals Co.	11,832	197,003
Compass Minerals International, Inc.	1,564	112,686
Freeport-McMoRan Copper & Gold, Inc.	6,052	213,333
General Moly, Inc.*	2,788	10,288
Globe Specialty Metals, Inc.	3,400	51,544
Gold Resource Corp.	1,428	19,564
Golden Minerals Co.*	2,448	8,494
Haynes International, Inc.	1,020	52,142
Hecla Mining Co.	24,140	126,735
Horsehead Holding Corp.*	1,836	18,287
Kaiser Aluminum Corp.	680	42,269
Materion Corp.	1,836	49,388
McEwen Mining, Inc.*	14,076	44,058

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Metals USA Holdings Corp.	1,360	$24,453
Molycorp, Inc.*	4,420	32,620
Newmont Mining Corp.	3,536	151,907
Noranda Aluminum Holding Corp.	7,072	41,654
Nucor Corp.	2,040	93,860
Olympic Steel, Inc.	1,088	22,859
Paramount Gold and Silver Corp.*	4,896	10,820
Reliance Steel & Aluminum Co.	476	30,807
Royal Gold, Inc.	476	35,543
RTI International Metals, Inc.*	1,292	36,693
Schnitzer Steel Industries, Inc., Class A	2,516	73,165
Steel Dynamics, Inc.	1,360	20,686
Stillwater Mining Co.*	6,528	87,867
SunCoke Energy, Inc.*	7,072	117,254
United States Steel Corp.	1,156	25,837
Universal Stainless & Alloy*	272	9,719
US Silica Holdings, Inc.	476	9,553
Walter Energy, Inc.	6,596	247,680
Worthington Industries, Inc.	5,508	151,360

		2,667,098
Multiline Retail - 0.6%
Big Lots, Inc.*	6,188	198,944
The Bon-Ton Stores, Inc.	680	8,534
Dillard’s, Inc., Class A	204	17,220
Dollar General Corp.*	1,972	91,146
Dollar Tree, Inc.*	1,904	76,141
Family Dollar Stores, Inc.	952	53,979
Fred’s, Inc., Class A	2,856	37,756
Gordmans Stores, Inc.*	204	2,436
J.C. Penney Co., Inc.	1,088	22,119
Kohl’s Corp.	1,768	81,841
Macy’s, Inc.	3,536	139,707
Nordstrom, Inc.	1,292	71,357
Saks, Inc.*	5,236	56,601
Sears Holdings Corp.*	272	12,771

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Target Corp.	4,964	$299,875
Tuesday Morning Corp.*	3,536	29,702

		1,200,129
Multi-Utilities - 0.9%
Alliant Energy Corp.	680	31,171
Ameren Corp.	1,496	48,530
Avista Corp.	5,984	154,746
Black Hills Corp.	4,760	192,066
CenterPoint Energy, Inc.	2,924	59,767
CH Energy Group, Inc.	816	53,040
CMS Energy Corp.	1,632	41,942
Consolidated Edison, Inc.	2,108	119,903
Dominion Resources, Inc.	5,032	272,282
DTE Energy Co.	1,088	68,881
Integrys Energy Group, Inc.	476	26,033
MDU Resources Group, Inc.	1,496	34,887
NiSource, Inc.	1,768	47,789
NorthWestern Corp.	3,672	135,827
PG&E Corp.	2,720	115,981
Public Service Enterprise Group, Inc.	3,196	99,651
SCANA Corp.	748	35,014
Sempra Energy	1,428	107,171
TECO Energy, Inc.	1,292	22,959
Vectren Corp.	8,296	261,822
Wisconsin Energy Corp.	1,904	75,075

		2,004,537
Office Electronics - 0.1%
Xerox Corp.	8,160	65,362
Zebra Technologies Corp., Class A*	2,312	100,063

		165,425
Oil, Gas & Consumable Fuels - 5.9%
Abraxas Petroleum Corp.*	4,828	10,380
Alon USA Energy, Inc.	1,700	33,354
Alpha Natural Resources, Inc.*	10,064	89,167
Amyris, Inc.*	2,108	6,408
Anadarko Petroleum Corp.	4,080	326,482
Apache Corp.	2,516	210,740

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Apco Oil and Gas International, Inc.	2,176	$28,353
Approach Resources, Inc.*	1,496	39,779
Arch Coal, Inc.	22,236	158,320
Berry Petroleum Co., Class A	3,332	122,684
Bill Barrett Corp.*	2,380	38,009
BPZ Resources, Inc.*	4,488	14,137
Cabot Oil & Gas Corp.	1,768	93,315
Callon Petroleum Co.*	4,284	22,063
Carrizo Oil & Gas, Inc.*	1,496	32,134
Cheniere Energy, Inc.*	3,808	80,844
Chesapeake Energy Corp.	3,944	79,590
Chevron Corp.	12,920	1,487,738
Cimarex Energy Co.	544	34,740
Clayton Williams Energy, Inc.*	748	29,808
Clean Energy Fuels Corp.*	2,992	38,327
Cloud Peak Energy, Inc.*	6,324	110,733
Cobalt International Energy, Inc.*	1,496	36,218
Comstock Resources, Inc.*	1,904	27,779
Concho Resources, Inc.*	884	80,638
ConocoPhillips	8,092	469,336
CONSOL Energy, Inc.	1,632	51,147
Contango Oil & Gas Co.	544	23,354
Continental Resources, Inc.*	476	39,565
Crimson Exploration, Inc.*	680	2,081
Crosstex Energy, Inc.	3,196	54,012
CVR Energy, Inc.*	1,224	71,910
Delek US Holdings, Inc.	1,564	53,129
Denbury Resources, Inc.*	2,856	53,207
Devon Energy Corp.	2,652	151,668
DHT Holdings, Inc.	1,972	8,992
Emerald Oil, Inc.*	1,360	8,092
Endeavour International Corp.*	2,176	11,837
Energen Corp.	612	29,462
Energy XXI Bermuda Ltd.	544	17,038
EOG Resources, Inc.	2,312	288,954
EPL Oil & Gas, Inc.*	2,448	59,878

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
EQT Corp.	1,360	$80,798
Evolution Petroleum Corp.*	884	8,318
EXCO Resources, Inc.	14,960	95,894
Exxon Mobil Corp.	30,328	2,728,610
Forest Oil Corp.*	12,784	88,977
FX Energy, Inc.*	2,244	8,954
Gevo, Inc.*	3,944	9,071
Goodrich Petroleum Corp.*	1,360	13,518
Gran Tierra Energy, Inc.*	10,472	55,816
Green Plains Renewable Energy, Inc.*	2,380	18,588
Gulfport Energy Corp.*	2,108	86,997
Halcon Resources Corp.*	3,672	28,054
Harvest Natural Resources, Inc.*	4,148	38,493
Hess Corp.	1,972	132,439
HollyFrontier Corp.	1,224	63,917
Hyperdynamics Corp.*	10,404	5,337
James River Coal Co.*	4,080	12,281
Kinder Morgan, Inc.	5,304	198,688
Kodiak Oil & Gas Corp.*	11,628	106,978
Laredo Petroleum Holdings, Inc.*	408	7,528
Magnum Hunter Resources Corp.*	7,208	29,120
Marathon Oil Corp.	4,488	150,842
Marathon Petroleum Corp.	2,244	166,527
Matador Resources Co.*	2,584	20,414
McMoRan Exploration Co.*	4,828	76,331
Midstates Petroleum Co., Inc.*	1,768	12,553
Miller Energy Resources, Inc.*	1,496	6,029
Murphy Oil Corp.	1,224	72,852
Newfield Exploration Co.*	816	24,072
Noble Energy, Inc.	1,632	175,913
Nordic American Tankers Ltd.	5,440	47,002
Northern Oil and Gas, Inc.*	2,516	41,615
Oasis Petroleum, Inc.*	612	21,959

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp.	4,964	$438,172
Pacific Ethanol, Inc.*	9,520	3,427
PDC Energy, Inc.*	1,360	50,361
Peabody Energy Corp.	1,768	44,465
Penn Virginia Corp.	6,256	26,838
PetroQuest Energy, Inc.*	2,516	12,932
Phillips 66	4,148	251,244
Pioneer Natural Resources Co.	1,088	127,884
Plains Exploration & Production Co.*	1,020	48,705
QEP Resources, Inc.	1,428	41,912
Quicksilver Resources, Inc.*	13,804	37,823
Range Resources Corp.	1,360	91,351
Renewable Energy Group, Inc.*	1,020	6,916
Rentech, Inc.	9,384	28,809
Resolute Energy Corp.*	1,972	16,782
REX American Resources Corp.*	748	16,336
Rex Energy Corp.*	2,448	32,142
Rosetta Resources, Inc.*	2,108	111,766
Sanchez Energy Corp.*	476	9,510
SandRidge Energy, Inc.*	2,924	20,702
SemGroup Corp., Class A*	1,904	82,177
Ship Finance International Ltd.	5,304	89,425
SM Energy Co.	544	31,639
Solazyme, Inc.*	1,768	13,879
Southwestern Energy Co.*	3,196	109,623
Spectra Energy Corp.	4,896	136,011
Stone Energy Corp.*	5,100	114,750
Swift Energy Co.*	2,108	31,768
Synergy Resources Corp.*	612	3,794
Targa Resources Corp.	1,360	82,090
Teekay Corp.	2,312	81,336
Tesoro Corp.	884	43,042
Triangle Petroleum Corp.*	1,564	9,838
Ultra Petroleum Corp.*	1,224	22,301
Uranium Energy Corp.*	3,740	8,415
Uranium Resources, Inc.*	1,108	3,567

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
USEC, Inc.*	16,796	$9,515
Vaalco Energy, Inc.*	5,848	49,650
Valero Energy Corp.	3,604	157,603
W&T Offshore, Inc.	3,740	65,824
Warren Resources, Inc.*	8,296	25,137
Western Refining, Inc.	6,256	210,389
Whiting Petroleum Corp.*	884	42,061
The Williams Cos., Inc.	5,440	190,672
World Fuel Services Corp.	7,412	319,531
WPX Energy, Inc.*	1,292	19,419

		12,631,420
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc.	3,808	109,480
Clearwater Paper Corp.*	2,380	107,838
Deltic Timber Corp.	544	39,473
Domtar Corp.	272	22,638
International Paper Co.	2,584	107,029
KapStone Paper and Packaging Corp.	3,672	88,128
Louisiana-Pacific Corp.*	5,644	109,663
MeadWestvaco Corp.	1,088	34,109
Mercer International, Inc.*	1,904	13,309
Neenah Paper, Inc.	1,564	48,390
PH Glatfelter Co.	4,760	88,441
Resolute Forest Products, Inc.*	10,608	144,693
Schweitzer-Mauduit International, Inc.	3,264	132,975
Wausau Paper Corp.	2,176	21,042

		1,067,208
Personal Products - 0.2%
Avon Products, Inc.	3,468	58,887
Elizabeth Arden, Inc.*	1,156	44,402
The Estee Lauder Cos., Inc., Class A	1,904	116,011
Herbalife Ltd.	884	32,107
Inter Parfums, Inc.	1,632	35,431
Medifast, Inc.*	1,224	30,025
Nature’s Sunshine Products, Inc.	680	9,805

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Nu Skin Enterprises, Inc., Class A	476	$20,163
Prestige Brands Holdings, Inc.*	2,448	52,509
Revlon, Inc., Class A*	884	13,923
Star Scientific, Inc.*	5,712	11,995
USANA Health Sciences, Inc.*	544	19,285

		444,543
Pharmaceuticals - 3.1%
Actavis, Inc.*	952	82,243
Akorn, Inc.*	2,788	36,495
Alexza Pharmaceuticals, Inc.*	884	3,766
Allergan, Inc.	2,516	264,205
Auxilium Pharmaceuticals, Inc.*	1,904	35,034
AVANIR Pharmaceuticals, Inc., Class A*	5,304	15,488
Bristol-Myers Squibb Co.	14,076	508,707
Cadence Pharmaceuticals, Inc.*	2,516	11,901
Corcept Therapeutics, Inc.*	3,876	8,411
Depomed, Inc.*	1,428	10,010
Eli Lilly & Co.	7,412	397,950
Endo Health Solutions, Inc.*	680	21,529
Endocyte, Inc.*	1,156	11,595
Forest Laboratories, Inc.*	1,904	69,115
Hi-Tech Pharmacal Co., Inc.	1,088	39,821
Hospira, Inc.*	1,156	39,443
Impax Laboratories, Inc.*	2,788	56,206
Jazz Pharmaceuticals PLC*	612	34,511
Johnson & Johnson	23,120	1,709,030
MAP Pharmaceuticals, Inc.*	1,088	26,950
The Medicines Co.*	2,924	87,369
Merck & Co., Inc.	25,160	1,088,170
Mylan, Inc.*	2,720	76,894
Nektar Therapeutics*	4,828	41,376
Obagi Medical Products, Inc.*	816	11,726

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Optimer Pharmaceuticals, Inc.*	1,904	$17,669
Pacira Pharmaceuticals, Inc.*	748	14,496
Pain Therapeutics, Inc.*	1,632	4,472
Perrigo Co.	612	61,512
Pfizer, Inc.	48,280	1,317,078
Pozen, Inc.*	816	4,333
Questcor Pharmaceuticals, Inc.	6,052	154,205
Repros Therapeutics, Inc.*	272	3,212
Sagent Pharmaceuticals, Inc.*	680	10,812
Salix Pharmaceuticals Ltd.*	2,108	100,973
Santarus, Inc.*	3,060	40,882
Sciclone Pharmaceuticals, Inc.*	2,040	10,669
Supernus Pharmaceuticals, Inc.*	408	3,129
Taro Pharmaceutical Industries Ltd.*	816	38,009
Transcept Pharmaceuticals, Inc.*	680	3,971
ViroPharma, Inc.*	2,992	79,767
Vivus, Inc.*	4,760	57,644
Warner Chilcott PLC, Class A	952	13,490
XenoPort, Inc.*	1,496	12,551
Zogenix, Inc.*	2,380	3,380

		6,640,199
Professional Services - 0.6%
Acacia Research Corp.*	2,312	59,025
The Advisory Board Co.*	1,360	73,753
Barrett Business Services, Inc.	68	2,736
CBIZ, Inc.*	4,488	27,197
CDI Corp.	544	9,259
The Corporate Executive Board Co.	1,496	74,964
CRA International, Inc.*	1,088	20,226
The Dolan Co.*	4,216	14,798
The Dun & Bradstreet Corp.	340	27,723
Equifax, Inc.	1,020	59,874

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
Exponent, Inc.*	612	$29,921
FTI Consulting, Inc.*	4,352	141,440
GP Strategies Corp.*	884	18,918
Heidrick & Struggles International, Inc.	1,020	16,126
Huron Consulting Group, Inc.*	952	32,463
ICF International, Inc.*	2,040	46,696
IHS, Inc., Class A*	340	34,986
Insperity, Inc.	1,020	34,303
Kelly Services, Inc., Class A	3,128	49,860
Kforce, Inc.	1,700	23,392
Korn/Ferry International*	4,964	85,281
Manpower, Inc.	612	31,518
Mistras Group, Inc.*	680	14,974
Navigant Consulting, Inc.*	4,896	56,451
Nielsen Holdings N.V.*	1,292	42,003
Odyssey Marine Exploration, Inc.*	3,128	9,619
On Assignment, Inc.*	1,564	38,240
Resources Connection, Inc.	1,904	23,248
Robert Half International, Inc.	1,224	43,134
RPX Corp.*	2,516	26,242
Towers Watson & Co., Class A	340	20,767
TrueBlue, Inc.*	1,700	29,223
Verisk Analytics, Inc., Class A*	1,020	56,263

		1,274,623
Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust	1,700	44,438
Agree Realty Corp.	952	26,999
Alexander’s, Inc.	136	45,269
Alexandria Real Estate Equities, Inc.	476	34,510
American Assets Trust, Inc.	1,292	37,339
American Campus Communities, Inc.	612	28,501
American Capital Agency Corp.	2,040	64,525
American Tower Corp.	3,264	248,554

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Annaly Capital Management, Inc.	4,420	$65,725
Anworth Mortgage Asset Corp.	13,124	82,156
Apartment Investment & Management Co., Class A	1,020	27,826
Apollo Commercial Real Estate Finance, Inc.	2,108	36,806
ARMOUR Residential REIT, Inc.	30,328	217,755
Ashford Hospitality Trust, Inc.	7,004	81,176
Associated Estates Realty Corp.	3,536	57,106
AvalonBay Communities, Inc.	816	105,909
BioMed Realty Trust, Inc.	3,060	62,271
Boston Properties, Inc.	1,360	143,181
Brandywine Realty Trust	11,424	145,428
BRE Properties, Inc.	612	31,139
Camden Property Trust	612	42,467
Campus Crest Communities, Inc.	1,292	15,607
CapLease, Inc.	6,936	40,159
Capstead Mortgage Corp.	10,132	125,434
CBL & Associates Properties, Inc.	3,468	74,527
Cedar Realty Trust, Inc.	4,420	24,354
Chatham Lodging Trust	544	8,568
Chesapeake Lodging Trust	1,360	29,036
Chimera Investment Corp.	6,596	20,118
Colonial Properties Trust	2,788	61,085
Colony Financial, Inc.	5,440	117,069
CommonWealth REIT	8,296	136,386
Coresite Realty Corp.	1,496	44,132
Corporate Office Properties Trust	3,604	95,362
Cousins Properties, Inc.	7,684	68,388
CreXus Investment Corp.	8,160	108,446
CubeSmart	4,828	73,627
CYS Investments, Inc.	17,204	223,652
DCT Industrial Trust, Inc.	10,472	73,932
DDR Corp.	1,836	30,459

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
DiamondRock Hospitality Co.	8,976	$81,861
Digital Realty Trust, Inc.	884	60,032
Douglas Emmett, Inc.	1,292	30,129
Duke Realty Corp.	1,836	28,293
DuPont Fabros Technology, Inc.	2,448	57,871
EastGroup Properties, Inc.	1,156	64,782
Education Realty Trust, Inc.	5,712	61,404
Equity Lifestyle Properties, Inc.	408	29,213
Equity One, Inc.	2,584	58,424
Equity Residential	1,972	109,229
Essex Property Trust, Inc.	340	52,285
Excel Trust, Inc.	1,564	19,675
Extra Space Storage, Inc.	2,040	81,274
Federal Realty Investment Trust	544	57,582
FelCor Lodging Trust, Inc.*	4,964	26,706
First Industrial Realty Trust, Inc.*	3,400	53,278
First Potomac Realty Trust	1,972	27,016
Franklin Street Properties Corp.	3,128	40,664
General Growth Properties, Inc.	3,876	75,660
Getty Realty Corp.	2,788	52,637
Gladstone Commercial Corp.	884	16,363
Glimcher Realty Trust	6,732	74,860
Government Properties Income Trust	2,176	54,074
Gramercy Capital Corp./NY*	4,420	15,868
Hatteras Financial Corp.	10,200	276,216
HCP, Inc.	3,604	167,190
Health Care REIT, Inc.	1,972	123,921
Healthcare Realty Trust, Inc.	3,944	100,493
Hersha Hospitality Trust	5,916	31,237
Highwoods Properties, Inc.	3,536	127,296
Home Properties, Inc.	748	45,980

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Hospitality Properties Trust	884	$22,295
Host Hotels & Resorts, Inc.	5,780	97,046
Hudson Pacific Properties, Inc.	2,652	56,832
Inland Real Estate Corp.	2,652	24,080
Invesco Mortgage Capital, Inc.	11,900	258,230
Investors Real Estate Trust	7,072	66,194
iStar Financial, Inc.*	3,672	35,582
Kilroy Realty Corp.	816	40,718
Kimco Realty Corp.	3,332	69,206
Kite Realty Group Trust	2,516	15,222
LaSalle Hotel Properties	3,672	100,246
Lexington Realty Trust	5,848	64,328
Liberty Property Trust	952	37,290
LTC Properties, Inc.	1,292	48,114
The Macerich Co.	1,156	69,036
Mack-Cali Realty Corp.	3,876	105,311
Medical Properties Trust, Inc.	6,188	83,229
MFA Financial, Inc.	14,416	129,600
Mid-America Apartment Communities, Inc.	1,836	120,019
Monmouth Real Estate Investment Corp., Class A	1,360	14,770
MPG Office Trust, Inc.*	476	1,433
National Health Investors, Inc.	1,020	64,923
National Retail Properties, Inc.	3,672	117,577
New York Mortgage Trust, Inc.	2,788	19,516
NorthStar Realty Finance Corp.	17,000	132,600
Omega Healthcare Investors, Inc.	4,352	111,237
One Liberty Properties, Inc.	476	10,510
Parkway Properties, Inc.	2,244	35,545
Pebblebrook Hotel Trust	2,176	54,204
Pennsylvania Real Estate Investment Trust	4,896	90,282
PennyMac Mortgage Investment Trust	5,644	150,130

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Piedmont Office Realty Trust, Inc., Class A	1,428	$27,603
Plum Creek Timber Co., Inc.	1,360	65,525
Post Properties, Inc.	2,312	112,155
Potlatch Corp.	1,700	73,763
Prologis, Inc.	3,740	149,226
PS Business Parks, Inc.	680	48,525
Public Storage	1,224	188,410
RAIT Financial Trust	4,148	28,580
Ramco-Gershenson Properties Trust	1,632	24,676
Rayonier, Inc.	1,020	54,917
Realty Income Corp.	1,496	65,351
Redwood Trust, Inc.	3,264	62,342
Regency Centers Corp.	748	37,273
Resource Capital Corp.	10,540	65,559
Retail Opportunity Investments Corp.	1,768	23,072
Retail Properties of America, Inc., Class A	1,292	16,718
RLJ Lodging Trust	4,964	103,797
Rouse Properties, Inc.	612	11,175
Ryman Hospitality Properties	2,341	93,570
Sabra Health Care REIT, Inc.	1,768	44,359
Saul Centers, Inc.	340	14,535
Select Income REIT	204	5,135
Senior Housing Properties Trust	1,904	45,867
Simon Property Group, Inc.	2,448	392,121
SL Green Realty Corp.	680	54,658
Sovran Self Storage, Inc.	1,156	75,417
STAG Industrial, Inc.	3,196	63,025
Starwood Property Trust, Inc.	12,240	313,834
Strategic Hotels & Resorts, Inc.*	7,888	57,661
Summit Hotel Properties, Inc.	5,168	47,494
Sun Communities, Inc.	1,020	43,809

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Sunstone Hotel Investors, Inc.*	6,528	$75,529
Tanger Factory Outlet Centers	4,216	149,331
Taubman Centers, Inc.	408	33,252
Two Harbors Investment Corp.	8,160	101,347
UDR, Inc.	1,972	47,111
Universal Health Realty Income Trust	476	26,242
Urstadt Biddle Properties, Inc., Class A	884	17,892
Ventas, Inc.	2,380	157,770
Vornado Realty Trust	1,292	109,122
Washington Real Estate Investment Trust	2,924	83,276
Weingarten Realty Investors	952	27,456
Weyerhaeuser Co.	4,352	131,082
Whitestone	1,088	15,450
Winthrop Realty Trust	952	11,376

		10,742,627
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	2,380	51,360
Forest City Enterprises, Inc., Class A*	3,808	64,393
Forestar Group, Inc.*	1,496	28,469
The Howard Hughes Corp.*	1,292	93,024
Jones Lang LaSalle, Inc.	340	31,327
Kennedy-Wilson Holdings, Inc.	1,428	21,406
The St. Joe Co.*	4,216	99,076
Tejon Ranch Co.*	612	18,703
Zillow, Inc., Class A*	476	18,012

		425,770
Road & Rail - 1.2%
Amerco, Inc.	748	100,576
Arkansas Best Corp.	2,652	27,899
Avis Budget Group, Inc.*	11,560	248,887
Celadon Group, Inc.	1,360	26,942
Con-way, Inc.	5,644	177,109

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
CSX Corp.	8,296	$182,761
Genesee & Wyoming, Inc., Class A*	1,156	97,775
Heartland Express, Inc.	2,380	32,915
Hertz Global Holdings, Inc.*	1,972	36,048
J.B. Hunt Transport Services, Inc.	816	54,892
Kansas City Southern	884	82,309
Knight Transportation, Inc.	2,448	39,046
Landstar System, Inc.	1,836	104,725
Marten Transport Ltd.	612	12,460
Norfolk Southern Corp.	2,448	168,594
Old Dominion Freight Line, Inc.*	2,516	93,796
Quality Distribution, Inc.*	2,176	16,124
Roadrunner Transportation Systems, Inc.*	476	9,572
Ryder System, Inc.	5,440	308,883
Saia, Inc.*	884	22,931
Swift Transportation Co.*	9,044	123,541
Union Pacific Corp.	4,012	527,418
Werner Enterprises, Inc.	2,108	49,791
Zipcar, Inc.*	1,156	14,115

		2,559,109
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc.*	3,400	52,190
Advanced Micro Devices, Inc.*	65,824	171,142
Altera Corp.	2,516	84,085
Amkor Technology, Inc.*	7,480	34,632
ANADIGICS, Inc.*	4,420	11,404
Analog Devices, Inc.	2,448	106,831
Applied Materials, Inc.	7,412	95,689
Applied Micro Circuits Corp.*	2,856	24,476
Atmel Corp.*	20,536	137,591
ATMI, Inc.*	1,292	26,370
Avago Technologies Ltd.	1,836	65,674
Axcelis Technologies, Inc.*	12,240	16,524
AXT, Inc.*	3,604	10,019

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Broadcom Corp., Class A	4,148	$134,603
Brooks Automation, Inc.	7,072	66,194
Cabot Microelectronics Corp.	952	35,186
Cavium, Inc.*	2,448	81,861
Ceva, Inc.*	1,020	15,484
Cirrus Logic, Inc.*	2,856	80,625
Cohu, Inc.	2,176	22,804
Cree, Inc.*	884	38,145
Cymer, Inc.*	1,428	147,041
Cypress Semiconductor Corp.*	6,528	67,043
Diodes, Inc.*	1,632	31,041
Entegris, Inc.*	5,984	59,002
Entropic Communications, Inc.*	9,384	49,172
Exar Corp.*	1,632	17,120
Fairchild Semiconductor International, Inc.*	4,624	68,296
First Solar, Inc.*	6,664	187,791
FormFactor, Inc.*	2,924	14,620
Freescale Semiconductor Ltd.*	2,244	32,426
GT Advanced Technologies, Inc.*	12,988	41,042
Hittite Microwave Corp.*	1,224	75,129
Inphi Corp.*	884	7,098
Integrated Device Technology, Inc.*	6,188	44,739
Integrated Silicon Solution, Inc.*	2,788	26,124
Intel Corp.	31,552	663,854
Intermolecular, Inc.*	748	7,016
International Rectifier Corp.*	2,992	58,314
Intersil Corp., Class A	5,780	49,997
IXYS Corp.	1,088	10,488
KLA-Tencor Corp.	1,088	59,742
Kopin Corp.*	2,856	9,882
Kulicke & Soffa Industries, Inc.*	7,480	84,674
Lam Research Corp.*	1,360	55,950

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Lattice Semiconductor Corp.*	5,780	$25,721
Linear Technology Corp.	1,700	62,254
LSI Corp.*	4,420	31,117
LTX-Credence Corp.*	2,380	14,613
M/A-COM Technology Solutions Holdings, Inc.*	612	10,367
Magnachip Semiconductor Corp.*	2,448	39,217
Marvell Technology Group Ltd.	3,468	32,079
Maxim Integrated Products, Inc.	2,380	74,851
MaxLinear, Inc., Class A*	748	3,875
MEMC Electronic Materials, Inc.*	25,500	106,080
Micrel, Inc.	2,040	21,236
Microchip Technology, Inc.	1,428	47,767
Micron Technology, Inc.*	6,732	50,894
Microsemi Corp.*	8,908	186,355
Mindspeed Technologies, Inc.*	1,904	9,368
MIPS Technologies, Inc.*	2,176	17,103
MKS Instruments, Inc.	4,964	137,999
Monolithic Power Systems, Inc.	1,428	33,272
Nanometrics, Inc.*	1,088	16,984
NVE Corp.*	204	11,220
NVIDIA Corp.	4,556	55,857
OmniVision Technologies, Inc.*	5,712	87,793
ON Semiconductor Corp.*	7,004	54,981
PDF Solutions, Inc.*	1,156	17,363
Pericom Semiconductor Corp.*	1,088	7,692
Photronics, Inc.*	6,460	38,695
PLX Technology, Inc.*	1,360	6,338
PMC - Sierra, Inc.*	7,820	45,200
Power Integrations, Inc.	1,156	43,234
QuickLogic Corp.*	1,972	4,161
Rambus, Inc.*	5,372	29,331
RF Micro Devices, Inc.*	12,104	60,520

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Rudolph Technologies, Inc.*	2,924	$39,445
Semtech Corp.*	2,788	84,086
Sigma Designs, Inc.*	2,584	13,799
Silicon Image, Inc.*	3,468	16,820
Silicon Laboratories, Inc.*	1,904	83,091
Skyworks Solutions, Inc.*	1,428	34,186
Spansion, Inc., Class A*	2,108	24,242
STR Holdings, Inc.*	6,052	12,891
SunPower Corp.*	3,944	30,724
Supertex, Inc.	476	9,101
Teradyne, Inc.*	1,224	19,780
Tessera Technologies, Inc.	4,896	85,925
Texas Instruments, Inc.	9,452	312,672
TriQuint Semiconductor, Inc.*	9,724	51,051
Ultra Clean Holdings, Inc.*	2,992	16,785
Ultratech, Inc.*	1,088	44,314
Veeco Instruments, Inc.*	2,108	66,297
Volterra Semiconductor Corp.*	1,020	16,769
Xilinx, Inc.	2,176	79,402

		5,604,047
Software - 3.1%
Accelrys, Inc.*	2,380	22,420
ACI Worldwide, Inc.*	1,836	87,283
Activision Blizzard, Inc.	3,264	37,177
Actuate Corp.*	2,040	11,485
Adobe Systems, Inc.*	4,080	154,346
Advent Software, Inc.*	1,360	33,524
American Software, Inc./Georgia, Class A	1,496	12,866
ANSYS, Inc.*	748	55,053
Aspen Technology, Inc.*	4,080	124,848
Autodesk, Inc.*	1,700	66,096
Blackbaud, Inc.	1,836	45,753
BMC Software, Inc.*	1,292	53,683
Bottomline Technologies de, Inc.*	1,768	51,413
BroadSoft, Inc.*	1,224	41,579
CA, Inc.	2,380	59,072

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Cadence Design Systems, Inc.*	2,720	$37,890
Callidus Software, Inc.*	1,428	5,969
Check Point Software Technologies Ltd.*	1,428	71,400
Citrix Systems, Inc.*	1,496	109,447
CommVault Systems, Inc.*	1,972	151,312
Compuware Corp.*	9,316	108,252
Comverse Technology, Inc.*	9,044	39,432
Concur Technologies, Inc.*	408	27,295
Digimarc Corp.	272	5,823
Ebix, Inc.	1,428	23,334
Electronic Arts, Inc.*	2,448	38,507
Ellie Mae, Inc.*	476	9,534
Eloqua, Inc.*	68	1,597
Envivio, Inc.*	884	1,459
EPIQ Systems, Inc.	3,128	38,600
FactSet Research Systems, Inc.	272	25,165
Fair Isaac Corp.	1,632	73,554
Fortinet, Inc.*	884	20,854
Glu Mobile, Inc.*	2,516	6,516
Guidance Software, Inc.*	612	7,803
Guidewire Software, Inc.*	1,020	33,782
Imperva, Inc.*	408	13,994
Infoblox, Inc.*	1,632	30,763
Informatica Corp.*	816	30,200
Interactive Intelligence Group, Inc.*	612	24,615
Intuit, Inc.	2,312	144,223
Jive Software, Inc.*	1,020	15,637
Manhattan Associates, Inc.*	884	60,563
Mentor Graphics Corp.*	3,944	67,561
MICROS Systems, Inc.*	680	31,300
Microsoft Corp.	55,352	1,520,519
MicroStrategy, Inc., Class A*	340	34,092
Mitek Systems, Inc.*	1,156	4,000
Monotype Imaging Holdings, Inc.	1,496	27,048
Netscout Systems, Inc.*	1,496	38,941

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
NetSuite, Inc.*	476	$33,429
Nuance Communications, Inc.*	1,564	37,614
Oracle Corp.	30,260	1,074,533
Pegasystems, Inc.	748	17,989
Progress Software Corp.*	2,856	67,030
Proofpoint, Inc.*	408	5,365
PROS Holdings, Inc.*	884	19,501
PTC INC*	5,304	122,947
QLIK Technologies, Inc.*	3,400	75,514
RealPage, Inc.*	1,632	38,091
Red Hat, Inc.*	1,292	71,784
Rosetta Stone, Inc.*	544	7,050
Rovi Corp.*	10,676	184,588
Salesforce.com, Inc.*	1,088	187,277
Seachange International, Inc.*	1,224	13,648
SolarWinds, Inc.*	748	40,706
Solera Holdings, Inc.	612	33,544
Sourcefire, Inc.*	1,224	52,142
Splunk, Inc.*	476	15,689
SS&C Technologies Holdings, Inc.*	1,428	32,316
Symantec Corp.*	5,508	119,909
Synchronoss Technologies, Inc.*	1,156	27,524
Synopsys, Inc.*	1,224	40,931
Take-Two Interactive Software, Inc.*	6,256	76,136
Tangoe, Inc.*	1,360	19,652
TeleCommunication Systems, Inc., Class A*	4,828	10,911
Telenav, Inc.*	2,176	17,190
TIBCO Software, Inc.*	1,224	28,691
TiVo, Inc.*	5,168	68,941
Tyler Technologies, Inc.*	1,360	73,508
Ultimate Software Group, Inc.*	1,088	110,476
VASCO Data Security International, Inc.*	1,020	8,262
Verint Systems, Inc.*	952	32,178
VirnetX Holding Corp.*	1,836	64,113
VMware, Inc., Class A*	680	52,006

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Vringo, Inc.*	2,312	$7,491
Websense, Inc.*	1,564	22,881
Zynga, Inc., Class A*	22,780	61,734

		6,710,870
Specialty Retail - 3.1%
Aaron’s, Inc.	2,992	88,713
Abercrombie & Fitch Co., Class A	8,228	411,400
Advance Auto Parts, Inc.	476	34,995
Aeropostale, Inc.*	3,332	45,082
American Eagle Outfitters, Inc.	1,360	27,486
America’s Car-Mart, Inc.*	748	29,785
ANN, Inc.*	2,176	67,108
Asbury Automotive Group, Inc.*	2,992	106,395
Ascena Retail Group, Inc.*	2,992	50,714
AutoNation, Inc.*	340	16,490
AutoZone, Inc.*	272	100,558
Barnes & Noble, Inc.*	4,216	56,241
bebe stores, inc.	1,564	6,538
Bed Bath & Beyond, Inc.*	1,564	91,807
Best Buy Co., Inc.	1,904	30,959
Big 5 Sporting Goods Corp.	1,972	27,352
Body Central Corp.*	544	4,325
Brown Shoe Co., Inc.	3,876	66,822
The Buckle, Inc.	1,156	54,078
Cabela’s, Inc.*	1,428	73,713
CarMax, Inc.*	1,836	72,375
Casual Male Retail Group, Inc.*	4,420	20,288
The Cato Corp., Class A	2,720	74,990
Chico’s FAS, Inc.	4,760	85,347
The Children’s Place Retail Stores, Inc.*	952	47,448
Christopher & Banks Corp.*	1,428	8,854
Citi Trends, Inc.*	1,360	17,598
Coldwater Creek, Inc.*	952	3,608
Conn’s, Inc.*	1,156	32,877
Destination Maternity Corp.	1,360	30,967

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Dick’s Sporting Goods, Inc.	748	$35,597
DSW, Inc., Class A	1,224	81,922
Express, Inc.*	8,908	163,729
The Finish Line, Inc., Class A	4,624	86,191
Foot Locker, Inc.	884	30,365
Francesca’s Holdings Corp.*	1,428	40,555
GameStop Corp., Class A	884	20,509
The Gap, Inc.	2,720	88,890
Genesco, Inc.*	2,380	148,345
GNC Holdings, Inc., Class A	408	14,664
Group 1 Automotive, Inc.	2,176	147,402
Guess?, Inc.	6,052	163,949
Haverty Furniture Cos, Inc.	816	14,688
hhgregg, Inc.*	2,108	17,876
Hibbett Sports, Inc.*	1,020	53,713
The Home Depot, Inc.	12,920	864,606
Hot Topic, Inc.	1,836	20,380
Jos A Bank Clothiers, Inc.*	1,088	44,108
Kirkland’s, Inc.*	1,360	15,735
Lithia Motors, Inc., Class A	2,312	100,040
Lowe’s Cos., Inc.	9,860	376,553
Ltd. Brands, Inc.	2,176	104,492
Lumber Liquidators Holdings, Inc.*	1,020	60,364
MarineMax, Inc.*	1,020	11,914
Mattress Firm Holding Corp.*	1,088	30,508
The Men’s Wearhouse, Inc.	4,964	150,657
Monro Muffler Brake, Inc.	1,224	44,333
New York & Co., Inc.*	1,020	3,988
Office Depot, Inc.*	15,844	68,605
OfficeMax, Inc.	8,840	95,295
O’Reilly Automotive, Inc.*	952	88,203
Pacific Sunwear of California, Inc.*	1,768	3,501
Penske Automotive Group, Inc.	4,148	136,552
The Pep Boys-Manny Moe & Jack*	1,972	21,948

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
PetSmart, Inc.	952	$62,270
Pier 1 Imports, Inc.	4,964	107,669
RadioShack Corp.	12,172	40,046
Rent-A-Center, Inc.	5,984	213,509
Ross Stores, Inc.	1,564	93,371
rue21, Inc.*	680	20,203
Sally Beauty Holdings, Inc.*	952	25,266
Select Comfort Corp.*	2,312	50,910
Shoe Carnival, Inc.	1,292	26,447
Signet Jewelers Ltd.	340	21,277
Sonic Automotive, Inc., Class A	3,740	90,770
Stage Stores, Inc.	2,856	65,260
Staples, Inc.	4,012	54,082
Stein Mart, Inc.	2,856	24,105
Tiffany & Co.	952	62,594
TJX Cos., Inc.	6,324	285,718
Tractor Supply Co.	544	56,396
Ulta Salon Cosmetics & Fragrance, Inc.	408	39,911
Urban Outfitters, Inc.*	1,020	43,646
Vitamin Shoppe, Inc.*	1,224	74,762
The Wet Seal, Inc., Class A*	6,392	17,898
Williams-Sonoma, Inc.	748	32,912
Zale Corp.*	340	1,673
Zumiez, Inc.*	884	18,652

		6,664,437
Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.*	1,020	61,435
Coach, Inc.	2,108	107,508
Columbia Sportswear Co.	612	31,267
Crocs, Inc.*	8,976	133,383
Deckers Outdoor Corp.*	3,604	143,980
Fifth & Pacific Cos., Inc.*	5,916	89,332
Fossil, Inc.*	408	43,077
G-III Apparel Group Ltd.*	1,428	51,251
Hanesbrands, Inc.*	612	22,938
Iconix Brand Group, Inc.*	7,616	183,165
The Jones Group, Inc.	7,480	89,760
Lululemon Athletica, Inc.*	476	32,844

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Maidenform Brands, Inc.*	884	$17,158
Michael Kors Holdings Ltd.*	544	30,535
Movado Group, Inc.	748	27,347
NIKE, Inc., Class B	5,712	308,734
Oxford Industries, Inc.	544	26,863
Perry Ellis International, Inc.	1,428	27,560
PVH Corp.	476	56,582
Quiksilver, Inc.*	5,644	36,912
Ralph Lauren Corp.	408	67,924
Skechers U.S.A., Inc., Class A*	2,448	46,512
Steven Madden Ltd.*	1,632	75,203
True Religion Apparel, Inc.	1,020	24,184
Tumi Holdings, Inc.*	748	16,822
Under Armour, Inc., Class A*	544	27,673
Vera Bradley, Inc.*	952	24,076
VF Corp.	680	100,354
The Warnaco Group, Inc.*	1,564	114,500
Wolverine World Wide, Inc.	2,108	90,644

		2,109,523
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	9,180	89,413
Beneficial Mutual Bancorp, Inc.*	1,564	14,639
Berkshire Hills Bancorp, Inc.	2,176	52,659
BofI Holding, Inc.*	680	21,733
Brookline Bancorp, Inc.	3,264	28,756
Capitol Federal Financial, Inc.	7,140	83,895
Dime Community Bancshares, Inc.	3,264	45,076
Doral Financial Corp.*	13,668	9,007
Federal Agricultural Mortgage Corp., Class C	884	30,330
First Financial Holdings, Inc.	1,088	16,483
Flagstar Bancorp, Inc.*	2,176	34,228
Flushing Financial Corp.	3,264	51,702
HomeStreet, Inc.*	1,224	30,869

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
Hudson City Bancorp, Inc.	2,992	$25,581
MGIC Investment Corp.*	21,760	60,493
Nationstar Mortgage Holdings, Inc.*	340	12,271
New York Community Bancorp, Inc.	2,720	36,312
Northwest Bancshares, Inc.	4,420	53,924
OceanFirst Financial Corp.	1,768	25,088
Ocwen Financial Corp.*	4,420	172,247
Oritani Financial Corp.	2,244	33,974
People’s United Financial, Inc.	3,060	37,669
Provident Financial Services, Inc.	5,848	86,726
Provident New York Bancorp	1,632	14,574
Radian Group, Inc.	13,804	88,760
Rockville Financial, Inc.	544	7,007
Territorial Bancorp, Inc.	612	14,021
TFS Financial Corp.*	748	7,652
TrustCo Bank Corp. NY	9,520	50,361
United Financial Bancorp, Inc./MD	680	10,180
ViewPoint Financial Group, Inc.	1,428	30,202
Walker & Dunlop, Inc.*	1,428	30,673
Washington Federal, Inc.	11,220	197,360
Westfield Financial, Inc.	816	6,153
WSFS Financial Corp.	748	34,011

		1,544,029
Tobacco - 1.0%
Alliance One International, Inc.*	9,044	32,739
Altria Group, Inc.	17,476	588,592
Lorillard, Inc.	2,856	111,584
Philip Morris International, Inc.	12,988	1,145,022
Reynolds American, Inc.	2,788	122,616
Universal Corp.	2,448	133,122
Vector Group Ltd.	5,372	83,481

		2,217,156
Trading Companies & Distributors - 0.6%
Aceto Corp.	2,584	26,977

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Air Lease Corp.*	2,924	$69,796
Aircastle Ltd.	6,460	89,148
Applied Industrial Technologies, Inc.	1,836	80,710
Beacon Roofing Supply, Inc.*	1,972	71,268
CAI International, Inc.*	1,360	34,109
DXP Enterprises, Inc.*	408	23,215
Edgen Group, Inc.*	1,156	9,236
Fastenal Co.	2,108	104,725
GATX Corp.	1,972	93,374
H&E Equipment Services, Inc.	1,156	22,288
Houston Wire & Cable Co.	1,768	21,128
Kaman Corp.	1,088	39,538
MRC Global, Inc.*	1,156	35,524
MSC Industrial Direct Co., Inc., Class A	340	26,901
Rush Enterprises, Inc., Class B*	3,808	74,523
TAL International Group, Inc.	3,060	128,214
Textainer Group Holdings Ltd.	1,632	67,646
Titan Machinery, Inc.*	1,496	43,249
United Rentals, Inc.*	1,088	55,075
W.W. Grainger, Inc.	476	103,682
Watsco, Inc.	1,360	102,476
WESCO International, Inc.*	476	34,715

		1,357,517
Transportation Infrastructure - 0.0%†
Aegean Marine Petroleum Network, Inc.	3,264	22,065
Wesco Aircraft Holdings, Inc.*	952	13,166

		35,231
Water Utilities - 0.1%
American States Water Co.	816	41,249
American Water Works Co., Inc.	1,428	54,664
Aqua America, Inc.	1,088	29,626
California Water Service Group	1,768	34,476

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Connecticut Water Service, Inc.	544	$16,124
Middlesex Water Co.	680	13,131
SJW Corp.	544	14,753
York Water Co.	1,020	19,278

		223,301
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc.*	748	5,789
Clearwire Corp., Class A*	9,520	30,369
Crown Castle International Corp.*	2,448	172,633
Leap Wireless International, Inc.*	6,052	34,981
MetroPCS Communications, Inc.*	2,108	21,143
NII Holdings, Inc.*	20,196	141,372
NTELOS Holdings Corp.	1,292	16,706
SBA Communications Corp., Class A*	952	66,316
Shenandoah Telecommunications Co.	2,380	34,891
Sprint Nextel Corp.*	19,040	107,195
Telephone & Data Systems, Inc.	10,404	263,117
United States Cellular Corp.*	136	5,173
USA Mobility, Inc.	2,312	26,727

		926,412

Total Common Stocks (Cost $192,271,495)		213,876,270

	Principal Amount
U.S. Government & Agency Security - 0.1%
U.S. Treasury Bill 0.00%, due 04/25/13(a)(b)	$205,000	204,972

Total U.S. Government & Agency Security (Cost $204,901)		204,972

Total Investment Securities (Cost $192,476,396) — 99.6%		214,081,242

Other assets less liabilities — 0.4%		962,116

Net Assets — 100.0%		$215,043,358

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2013 (Unaudited)

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $2,684 or 0.00% of net assets.
‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.
†	Amount represents less than 0.05%.
(a)	Security pledged as collateral to cover margin requirements for open futures contracts.
(b)	Zero coupon security. Rate disclosed is yield as of January 31, 2013.

Percentages shown are based on Net Assets.

REIT — Real Estate Investment Trust

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,533,975
Aggregate gross unrealized depreciation	(2,903,454)

Net unrealized appreciation	$21,630,521

Federal income tax cost of investments	$192,450,721

Investment in a company which was affiliated for the period ending January 31, 2013, was as follows:

Security	Value October 31, 2012	Purchases at Cost	Sales at Cost	Value January 31, 2013	Dividend Income	Realized Gain (Loss)
Northern Trust Corp.	$63,356	$21,794	$—	$90,999	$406	$—

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	8	03/15/13	$597,320	$27,598
E-Mini S&P MidCap 400® Futures Contracts	2	03/15/13	218,240	18,090
Mini Russell 2000® Futures Contracts	5	03/15/13	450,050	29,882

				$75,570

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Aerospace & Defense - 0.8%
BAE Systems PLC	11,629	$62,613
Bombardier, Inc., Class A	800	3,204
Bombardier, Inc., Class B	8,239	32,252
CAE, Inc.	544	5,866
Chemring Group PLC	7,220	32,464
Cobham PLC	2,758	9,257
European Aeronautic Defence and Space Co. N.V.	1,479	69,473
Finmeccanica SpA*	838	5,506
Kongsberg Gruppen AS	603	14,484
Meggitt PLC	2,721	18,766
MTU Aero Engines Holding AG	164	15,630
QinetiQ Group PLC	1,474	4,393
Rolls-Royce Holdings PLC*	6,637	99,544
Saab AB, Class B	233	5,035
Safran S.A.	780	35,802
Singapore Technologies Engineering Ltd.	8,000	25,335
Thales S.A.	649	23,358
Ultra Electronics Holdings PLC	723	18,856
Zodiac Aerospace	122	13,344

		495,182
Air Freight & Logistics - 0.3%
Bollore S.A.	10	3,604
Deutsche Post AG	3,186	74,795
Freightways Ltd.	1,452	5,540
Goodpack Ltd.	2,000	2,949
Mainfreight Ltd.	1,587	16,004
Oesterreichische Post AG	116	5,066
Panalpina Welttransport Holding AG	30	3,023
PostNL NV	15,470	40,507
The Shibusawa Warehouse Co. Ltd.	1,000	3,441
Singapore Post Ltd.	5,000	4,888
TNT Express NV	737	5,661
Toll Holdings Ltd.	1,721	9,460
Yamato Holdings Co. Ltd.	1,300	21,894

	Shares	Value
Common Stocks - (continued)
Air Freight & Logistics - (continued)
Yusen Logistics Co. Ltd.	400	$3,918

		200,750
Airlines - 0.2%
Air Berlin PLC*	3,525	8,536
Air France-KLM*	1,119	12,180
Air New Zealand Ltd.	2,717	2,854
All Nippon Airways Co. Ltd.	2,000	3,923
Cathay Pacific Airways Ltd.	2,000	3,884
Deutsche Lufthansa AG	1,431	28,408
easyJet PLC	302	4,458
Finnair OYJ*	1,006	4,097
International Consolidated Airlines Group S.A.*	1,965	6,627
Japan Airlines Co. Ltd.*	200	8,284
Norwegian Air Shuttle AS*	134	4,076
Qantas Airways Ltd.*	1,868	2,981
SAS AB*	2,690	5,728
Singapore Airlines Ltd.	2,000	17,757
Skymark Airlines, Inc.*	500	1,994
Tiger Airways Holdings Ltd.*	14,000	8,652
Virgin Australia Holdings Ltd.*	9,609	4,310

		128,749
Auto Components - 1.5%
Aisin Seiki Co. Ltd.	600	19,645
Akebono Brake Industry Co. Ltd.	2,100	10,217
Brembo SpA	672	9,350
Bridgestone Corp.	2,400	62,932
Cie Generale des Etablissements Michelin	650	60,465
Continental AG	277	32,505
Daido Metal Co. Ltd.	1,000	8,569
Denso Corp.	1,800	67,456
ElringKlinger AG	265	9,365
Exedy Corp.	1,200	26,246
Faurecia	1,845	32,532
Futaba Industrial Co. Ltd.*	1,600	7,293
GKN PLC	5,967	22,781
G-Tekt Corp.	400	9,489
HI-LEX Corp.	1,300	21,353

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Keihin Corp.	1,400	$19,483
Kinugawa Rubber Industrial Co. Ltd.	1,000	5,534
Koito Manufacturing Co. Ltd.	1,000	16,689
KYB Co. Ltd.	6,000	24,523
Leoni AG	1,177	50,901
Linamar Corp.	1,650	42,289
Magna International, Inc.	753	39,299
Martinrea International, Inc.*	2,913	26,335
Musashi Seimitsu Industry Co. Ltd.	1,200	24,484
NGK Spark Plug Co. Ltd.	1,000	12,711
NHK Spring Co. Ltd.	400	3,511
Nifco, Inc./Japan	200	4,164
Nippon Seiki Co. Ltd.	3,000	35,733
Nissin Kogyo Co. Ltd.	1,400	21,032
NOK Corp.	200	2,991
Nokian Renkaat OYJ	321	13,808
Pirelli & C. SpA	507	6,218
Plastic Omnium S.A.	906	35,455
Press Kogyo Co. Ltd.	5,000	22,025
Riken Corp.	2,000	7,451
Sanden Corp.	3,000	12,295
Showa Corp.	2,500	26,901
Stanley Electric Co. Ltd.	400	6,553
Sumitomo Rubber Industries Ltd.	1,600	21,372
Tachi-S Co. Ltd.	500	8,804
Tokai Rubber Industries Ltd.	1,000	10,333
Topre Corp.	800	7,767
Toyo Tire & Rubber Co. Ltd.	6,000	20,710
Toyoda Gosei Co. Ltd.	200	4,440
Toyota Industries Corp.	600	19,954
TPR Co. Ltd.	500	6,438
Valeo S.A.	247	13,310
Xinyi Glass Holdings Ltd.	10,000	6,537
The Yokohama Rubber Co. Ltd.	1,000	7,714
Yorozu Corp.	200	2,880

		990,842
Automobiles - 2.1%
Bayerische Motoren Werke AG	1,262	123,348
Daihatsu Motor Co. Ltd.	1,000	20,842

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Daimler AG	3,271	$190,367
FFP	130	5,527
Fiat SpA*	3,020	18,447
Fuji Heavy Industries Ltd.	2,000	26,978
Honda Motor Co. Ltd.	6,000	230,440
Isuzu Motors Ltd.	6,000	37,673
Mazda Motor Corp.*	8,000	21,565
Mitsubishi Motors Corp.*	12,000	12,492
Nissan Motor Co. Ltd.	9,100	93,333
Peugeot S.A.*	488	3,805
Piaggio & C SpA	1,653	4,510
Renault S.A.	663	39,972
Suzuki Motor Corp.	1,300	34,088
Toyota Motor Corp.	9,900	473,521
Volkswagen AG	103	23,775
Yamaha Motor Co. Ltd.	700	8,905

		1,369,588
Beverages - 1.7%
Anheuser-Busch InBev N.V.	2,646	229,508
Asahi Group Holdings Ltd.	1,400	29,746
Britvic PLC	2,911	20,713
C&C Group PLC	2,667	17,377
Carlsberg A/S, Class B	379	40,543
Coca Cola Hellenic Bottling Co. S.A.*	601	15,623
Coca-Cola Amatil Ltd.	2,112	30,488
Coca-Cola Central Japan Co. Ltd.	500	6,706
Coca-Cola West Co. Ltd.	200	3,162
Corby Distilleries Ltd., Class A	238	4,456
Cott Corp.	1,946	17,632
Davide Campari-Milano SpA	690	5,386
Diageo PLC	8,731	259,825
Heineken Holding N.V.	360	21,269
Heineken N.V.	768	53,990
Ito En Ltd.	200	3,894
Kirin Holdings Co. Ltd.	3,000	37,508
Mikuni Coca-Cola Bottling Co. Ltd.	700	7,233
Molson Coors Canada, Inc., Class B	120	5,436
Pernod-Ricard S.A.	782	97,869
Remy Cointreau S.A.	42	5,359

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
Royal UNIBREW A/S	81	$7,516
SABMiller PLC	3,357	167,654
Sapporo Holdings Ltd.	2,000	6,662
Treasury Wine Estates Ltd.	3,352	16,608

		1,112,163
Biotechnology - 0.4%
Abcam PLC	1,300	8,028
Actelion Ltd.*	582	28,828
Active Biotech AB*	270	2,041
Algeta ASA*	215	6,566
Basilea Pharmaceutica*	88	4,881
CSL Ltd.	1,821	104,353
Elan Corp. PLC*	1,602	16,796
Genmab A/S*	206	3,673
Genus PLC	663	14,926
Grifols S.A.*	543	18,464
Grifols S.A., Class B*	303	8,024
NicOx S.A.*	2,113	9,809
QLT, Inc.*	600	4,794
Swedish Orphan Biovitrum AB*	1,231	7,371
Takara Bio, Inc.	200	2,755
ThromboGenics NV*	137	7,102
Zeltia S.A.*	4,904	9,020

		257,431
Building Products - 0.7%
Asahi Glass Co. Ltd.	3,000	19,921
Assa Abloy AB, Class B	1,171	43,799
Belimo Holding AG	4	7,947
Central Glass Co. Ltd.	6,000	18,540
Cie de St-Gobain	1,446	59,610
Daikin Industries Ltd.	800	30,594
Geberit AG*	140	32,721
GWA Group Ltd.	1,512	3,974
Hills Holdings Ltd.	3,857	3,661
James Halstead PLC	912	4,190
Kaba Holding AG, Class B*	39	16,448
Kingspan Group PLC	552	6,406
Lindab International AB	398	2,847
LIXIL Group Corp.	800	18,619
Nibe Industrier AB, Class B	806	12,667
Nichias Corp.	5,000	27,285
Nichiha Corp.	500	7,254

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Nippon Sheet Glass Co. Ltd.	34,000	$39,864
Nitto Boseki Co. Ltd.	2,000	8,218
Noritz Corp.	1,200	21,565
Sankyo Tateyama, Inc.*	3,000	63,051
Sekisui Jushi Corp.	1,000	11,856
Takasago Thermal Engineering Co. Ltd.	400	3,099
TOTO Ltd.	1,000	7,933
Uponor OYJ	380	5,313
Wienerberger AG	987	10,078

		487,460
Capital Markets - 2.3%
3i Group PLC	2,360	9,848
Aberdeen Asset Management PLC	2,593	16,543
AGF Management Ltd., Class B	2,200	24,756
Allied Properties HK Ltd.	54,000	9,400
ARA Asset Management Ltd.	2,000	2,763
Ashmore Group PLC	588	3,329
Avanza Bank Holding AB	174	4,238
Azimut Holding SpA	1,299	22,817
Banca Generali SpA	352	6,756
Bank Sarasin & Cie AG, Class B*	430	12,704
BinckBank NV	2,316	22,437
Boursorama*	690	5,835
Brederode S.A.	186	6,350
Canaccord Financial, Inc.	2,719	20,171
CI Financial Corp.	524	14,017
Close Brothers Group PLC	1,562	24,480
Credit Suisse Group AG*	4,500	132,949
Daiwa Securities Group, Inc.	6,000	34,911
Deutsche Bank AG	3,393	175,982
Dundee Corp., Class A*	1,562	53,748
EFG International AG*	272	3,196
F&C Asset Management PLC	7,898	13,211
Financiere de Tubize S.A.	179	8,018
GAM Holding AG*	301	4,959
Gimv N.V.	148	8,217
GMP Capital, Inc.	600	4,121
Hargreaves Lansdown PLC	551	6,036
Henderson Group PLC	2,212	5,436
ICAP PLC	1,207	6,242

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Ichiyoshi Securities Co. Ltd.	2,700	$22,278
IGM Financial, Inc.	438	19,075
Intermediate Capital Group PLC	13,867	77,740
Investec PLC	1,230	9,008
IOOF Holdings Ltd.	2,263	19,426
Jafco Co. Ltd.	300	10,388
Julius Baer Group Ltd.*	698	28,556
Jupiter Fund Management PLC	3,242	16,726
kabu.com Securities Co. Ltd.	2,000	9,730
Macquarie Group Ltd.	1,238	49,715
Man Group PLC	4,673	6,553
Marusan Securities Co. Ltd.	1,200	8,652
Mediobanca SpA	3,062	22,507
MLP AG	523	4,536
Monex Group, Inc.	12	3,519
Nomura Holdings, Inc.	12,600	72,623
Okasan Securities Group, Inc.	1,000	6,279
Paris Orleans S.A.	788	18,152
Partners Group Holding AG	24	5,633
Perpetual Ltd.	462	18,717
Ratos AB, Class B	406	3,911
SBI Holdings, Inc./Japan	400	3,318
Schroders PLC	1,174	36,017
Sprott, Inc.	1,700	7,148
Sun Hung Kai & Co. Ltd.	10,000	7,079
SVG Capital PLC*	6,294	31,932
Tetragon Financial Group Ltd.	1,566	18,009
Tullett Prebon PLC	8,161	31,053
UBS AG	13,764	238,546
Union Financiere de France BQE S.A.	516	12,748
Uranium Participation Corp.*	4,272	23,780
Value Partners Group Ltd.	6,000	4,178
Verwaltungs- und Privat-Bank AG	129	9,776
Vontobel Holding AG	180	5,792

		1,526,570
Chemicals - 3.9%
Achilles Corp./Japan	11,000	16,272
ADEKA Corp.	3,200	27,491
Agrium, Inc.	606	68,648
Air Liquide S.A.	1,119	142,992

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Air Water, Inc.	1,000	$12,810
Akzo Nobel N.V.	852	58,276
Arkema S.A.	228	25,997
Asahi Kasei Corp.	6,000	34,714
AZ Electronic Materials S.A.	739	4,370
BASF SE	3,242	328,556
C Uyemura & Co. Ltd.	200	6,551
Canexus Corp.	2,760	25,587
Chr Hansen Holding A/S	237	8,386
Chugoku Marine Paints Ltd.	3,000	15,845
Clariant AG*	1,676	22,954
Croda International PLC	470	18,063
Daicel Corp.	1,000	7,002
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,000	18,497
Daiso Co. Ltd.	2,000	5,873
Denki Kagaku Kogyo KK	2,000	7,232
DIC Corp.	2,000	3,967
DuluxGroup Ltd.	4,303	18,492
Earth Chemical Co. Ltd.	100	3,239
Elementis PLC	5,245	17,563
EMS-Chemie Holding AG	53	13,476
Filtrona PLC	2,523	23,041
Frutarom Industries Ltd.	360	4,556
Fuchs Petrolub AG	89	6,658
Fujimi, Inc.	100	1,715
Givaudan S.A.*	30	33,344
H&R AG	1,125	18,806
Hexpol AB	359	19,859
Hitachi Chemical Co. Ltd.	200	2,821
Incitec Pivot Ltd.	5,163	17,394
Ishihara Sangyo Kaisha Ltd.*	23,000	19,154
Israel Chemicals Ltd.	1,761	23,286
The Israel Corp. Ltd.	6	4,088
Johnson Matthey PLC	709	25,460
JSP Corp.	200	2,978
JSR Corp.	500	9,895
K+S AG	632	28,524
Kaneka Corp.	1,000	5,358
Kansai Paint Co. Ltd.	1,000	11,144
Kemira OYJ	222	3,520
Koninklijke DSM N.V.	590	36,163

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Koninklijke Ten Cate NV	1,039	$28,172
Kuraray Co. Ltd.	1,400	18,010
Kureha Corp.	3,000	11,637
Lanxess AG	294	24,822
Lee & Man Chemical Co. Ltd.	8,000	5,106
Linde AG	662	120,772
LyondellBasell Industries N.V., Class A	1,300	82,446
Methanex Corp.	646	23,199
Mitsubishi Chemical Holdings Corp.	4,000	18,584
Mitsubishi Gas Chemical Co. Inc.	1,000	6,695
Mitsui Chemicals, Inc.	2,000	4,756
Nihon Nohyaku Co. Ltd.	2,000	11,681
Nippon Kayaku Co. Ltd.	1,000	11,319
Nippon Paint Co. Ltd.	1,000	9,007
Nippon Shokubai Co. Ltd.	1,000	9,687
Nippon Soda Co. Ltd.	6,000	27,285
The Nippon Synthetic Chemical Industry Co. Ltd.	2,000	14,683
Nissan Chemical Industries Ltd.	200	2,422
Nitto Denko Corp.	600	33,925
NOF Corp.	6,000	27,679
Novozymes A/S, Class B	920	30,194
Nufarm Ltd./Australia	1,321	7,661
Nuplex Industries Ltd.	6,577	18,239
Orica Ltd.	1,452	38,817
Potash Corp. of Saskatchewan, Inc.	3,108	131,838
Sakai Chemical Industry Co. Ltd.	3,000	8,876
Sanyo Chemical Industries Ltd.	3,000	16,897
Sateri Holdings Ltd.	12,000	2,986
Shin-Etsu Chemical Co. Ltd.	1,400	85,755
Shin-Etsu Polymer Co. Ltd.	3,800	14,657
Showa Denko KK	2,000	3,068
Sika AG	11	27,739
Solvay S.A.	181	28,451
Sumitomo Bakelite Co. Ltd.	7,000	27,997
Sumitomo Chemical Co. Ltd.	6,000	17,554
Symrise AG	350	12,378
Syngenta AG	342	147,580

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Taiyo Holdings Co. Ltd.	200	$5,623
Taiyo Nippon Sanso Corp.	1,000	6,706
Takasago International Corp.	2,000	10,103
Teijin Ltd.	2,000	4,602
Tessenderlo Chemie NV	639	22,248
Tikkurila Oyj	399	8,530
Tokai Carbon Co. Ltd.	7,000	27,690
Tokuyama Corp.	3,000	5,983
Toray Industries, Inc.	6,000	34,714
Tosoh Corp.	2,000	4,821
Ube Industries Ltd./Japan	2,000	4,164
Victrex PLC	950	23,105
Wacker Chemie AG	136	9,681
Yara International ASA	674	35,889
Yule Catto & Co. PLC	9,961	31,301
Zeon Corp.	1,000	8,689

		2,567,040
Commercial Banks - 11.4%
The 77 Bank Ltd.	1,000	4,306
The Aichi Bank Ltd.	100	5,265
The Akita Bank Ltd.	6,000	16,963
Aktia OYJ, Class A	426	3,556
The Aomori Bank Ltd.	7,000	21,247
Aozora Bank Ltd.	2,000	5,632
Australia & New Zealand Banking Group Ltd.	9,650	267,539
Banca Carige SpA	10,732	12,018
Banca Monte dei Paschi di Siena SpA*	11,030	3,692
Banca Piccolo Credito Valtellinese Scarl	17,103	29,275
Banca Popolare dell’Emilia Romagna Scrl	747	6,591
Banca Popolare di Milano Scarl*	5,794	3,890
Banca Popolare di Sondrio SCARL	804	5,784
Banco Bilbao Vizcaya Argentaria S.A.	18,895	187,872
Banco BPI S.A.*	9,348	16,090
Banco Comercial Portugues S.A., Class R*	101,769	13,676
Banco de Sabadell S.A.*	10,377	27,791
Banco Espirito Santo S.A.*	3,658	5,189
Banco Popolare SC*	4,982	10,381

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Banco Popular Espanol S.A.	15,231	$13,728
Banco Santander S.A.	36,383	305,158
Banco Santander S.A.*^	736	6,490
Bank Hapoalim BM*	5,949	24,989
Bank Leumi Le-Israel BM*	6,055	20,139
Bank of East Asia Ltd.	5,000	20,566
Bank of Greece	147	3,388
The Bank of Iwate Ltd.	600	25,148
The Bank of Kyoto Ltd.	1,000	8,295
Bank of Montreal	2,312	145,801
The Bank of Nagoya Ltd.	2,000	7,101
Bank of Nova Scotia	3,849	226,004
The Bank of Okinawa Ltd.	400	15,691
Bank of Queensland Ltd.	528	4,527
Bank of the Ryukyus Ltd.	300	3,748
The Bank of Yokohama Ltd.	7,000	33,520
Bankia S.A.*	1,622	1,125
Bankinter S.A.	1,633	8,867
Banque Cantonale Vaudoise	8	4,272
Barclays PLC	42,391	202,299
Bendigo and Adelaide Bank Ltd.	1,838	17,676
Berner Kantonalbank AG	22	6,192
BNP Paribas S.A.	3,504	219,790
CaixaBank	1,817	7,170
Canadian Imperial Bank of Commerce/Canada	1,448	120,612
Canadian Western Bank	176	5,434
The Chiba Bank Ltd.	2,000	12,492
The Chiba Kogyo Bank Ltd.*	800	6,294
The Chugoku Bank Ltd.	1,000	13,818
Comdirect Bank AG	411	4,831
Commerzbank AG*	13,389	29,333
Commonwealth Bank of Australia	5,745	386,205
Credit Agricole S.A.*	3,577	35,347
Credito Bergamasco SpA	336	6,467
Credito Emiliano SpA	2,732	16,339
Dah Sing Banking Group Ltd.	8,000	9,934
Dah Sing Financial Holdings Ltd.	4,800	25,283
Danske Bank A/S*	2,475	47,459
DBS Group Holdings Ltd.	7,000	84,602
Dexia S.A.*	47,953	2,604

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
DNB ASA	3,554	$49,599
The Ehime Bank Ltd.	2,000	5,150
The Eighteenth Bank Ltd.	6,000	15,648
Erste Group Bank AG*	753	25,333
Espirito Santo Financial Group S.A.*	3,846	28,452
Eurobank Ergasias S.A.*	7,808	6,486
The Fukui Bank Ltd.	5,000	9,862
Fukuoka Financial Group, Inc.	2,000	8,437
The Governor & Co. of the Bank of Ireland*	78,636	15,264
The Gunma Bank Ltd.	2,000	9,687
The Hachijuni Bank Ltd.	2,000	10,037
Hang Seng Bank Ltd.	3,000	49,126
The Higashi-Nippon Bank Ltd.	8,000	19,812
The Hiroshima Bank Ltd.	2,000	8,525
The Hokuetsu Bank Ltd.	6,000	12,952
Hokuhoku Financial Group, Inc.	2,000	3,265
HSBC Holdings PLC	65,306	742,067
Intesa Sanpaolo SpA	39,162	78,994
Israel Discount Bank Ltd., Class A*	3,293	5,494
The Iyo Bank Ltd.	1,000	8,196
The Joyo Bank Ltd.	4,000	18,803
Jyske Bank A/S*	130	4,234
Kansai Urban Banking Corp.	18,000	22,682
KBC Groep N.V.	530	20,888
Laurentian Bank of Canada	1,101	48,610
Liechtensteinische Landesbank AG	406	13,957
Lloyds Banking Group PLC*	151,675	124,228
The Michinoku Bank Ltd.	2,000	4,208
The Mie Bank Ltd.	2,000	4,471
The Minato Bank Ltd.	2,000	3,507
Mitsubishi UFJ Financial Group, Inc.	45,900	262,041
The Miyazaki Bank Ltd.	9,000	23,077
Mizrahi Tefahot Bank Ltd.*	506	5,344
Mizuho Financial Group, Inc.	82,300	165,033
The Musashino Bank Ltd.	300	10,289
The Nanto Bank Ltd.	1,000	4,350
National Australia Bank Ltd.	8,172	233,211
National Bank of Canada	603	47,885

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
National Bank of Greece S.A.*	2,586	$4,107
Natixis	2,041	8,093
The Nishi-Nippon City Bank Ltd.	2,000	5,194
Nordea Bank AB	8,984	99,044
The Oita Bank Ltd.	6,000	21,959
Oversea-Chinese Banking Corp. Ltd.	11,000	86,912
Piraeus Bank S.A.*	39,405	15,030
Raiffeisen Bank International AG	308	13,820
Resona Holdings, Inc.	6,000	26,759
Ringkjoebing Landbobank A/S	23	3,473
Royal Bank of Canada	5,186	322,525
Royal Bank of Scotland Group PLC*	6,756	36,772
Senshu Ikeda Holdings, Inc.	400	2,244
Seven Bank Ltd.	1,000	2,422
The Shiga Bank Ltd.	1,000	5,808
The Shikoku Bank Ltd.	2,000	5,216
The Shimizu Bank Ltd.	200	5,963
Shinsei Bank Ltd.	4,000	8,196
The Shizuoka Bank Ltd.	3,000	28,337
Skandinaviska Enskilda Banken AB, Class A	5,077	50,865
Societe Generale S.A.*	2,658	120,055
Spar Nord Bank A/S*	3,626	18,999
SpareBank 1 SMN	4,344	32,851
Standard Chartered PLC	8,676	230,746
Sumitomo Mitsui Financial Group, Inc.	4,800	193,031
Sumitomo Mitsui Trust Holdings, Inc.	12,000	44,444
Suruga Bank Ltd.	1,000	13,062
Svenska Handelsbanken AB, Class A	1,771	72,364
Swedbank AB	3,073	72,441
Sydbank A/S*	1,053	20,766
The Tochigi Bank Ltd.	6,000	22,354
The Toho Bank Ltd.	4,000	12,711
The Tokyo Tomin Bank Ltd.	900	9,122
TOMONY Holdings, Inc.	4,500	19,576
The Toronto-Dominion Bank	3,265	272,255
The Towa Bank Ltd.	16,000	18,058

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
The Tsukuba Bank Ltd.	5,400	$20,000
UniCredit SpA*	15,410	99,484
Unione di Banche Italiane SCPA	3,264	17,040
United Overseas Bank Ltd.	5,000	76,143
Valiant Holding*	274	27,204
Westpac Banking Corp.	10,827	316,659
Wing Hang Bank Ltd.	500	5,241
The Yachiyo Bank Ltd.	900	21,400
The Yamagata Bank Ltd.	1,000	4,482
Yamaguchi Financial Group, Inc.	1,000	9,654
The Yamanashi Chuo Bank Ltd.	2,000	8,131
Zuger Kantonalbank AG	1	5,393

		7,451,104
Commercial Services & Supplies - 1.1%
Aggreko PLC	1,002	25,370
Babcock International Group PLC	1,185	19,502
Berendsen PLC	3,072	29,710
Bilfinger SE	171	17,307
Black Diamond Group Ltd.	300	6,572
Brambles Ltd.	6,218	52,599
Cabcharge Australia Ltd.	692	3,551
Dai Nippon Printing Co. Ltd.	3,000	24,293
Daiseki Co. Ltd.	300	4,264
De La Rue PLC	1,148	16,417
Derichebourg S.A.	1,965	9,554
Downer EDI Ltd.*	890	4,177
Duskin Co. Ltd.	200	3,811
Edenred	693	22,209
G4S PLC	4,244	18,659
Gategroup Holding AG*	144	3,606
Homeserve PLC	3,121	11,480
Horizon North Logistics, Inc.	842	5,092
Intrum Justitia AB	1,076	17,417
Lassila & Tikanoja OYJ*	204	3,398
Loomis AB, Class B	568	9,417
Matsuda Sangyo Co. Ltd.	800	10,186
Mineral Resources Ltd.	367	3,947
Mitie Group PLC	3,889	17,381
Mitsubishi Pencil Co. Ltd.	200	3,432
Moshi Moshi Hotline, Inc.	200	2,926

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Newalta Corp.	1,598	$25,677
Nissha Printing Co. Ltd.*	700	11,291
Okamura Corp.	1,000	6,969
Oyo Corp.	500	5,873
Park24 Co. Ltd.	200	3,618
PayPoint PLC	1,283	17,016
Progressive Waste Solutions Ltd.	224	4,970
Prosegur Cia de Seguridad S.A.	502	3,135
Regus PLC	23,089	43,269
Rentokil Initial PLC	3,855	5,455
Ritchie Bros Auctioneers, Inc.	166	3,616
RPS Group PLC	1,976	7,240
Salmat Ltd.	3,131	7,707
Sato Holdings Corp.	500	7,999
Seche Environnement S.A.	94	3,774
Secom Co. Ltd.	700	34,977
Securitas AB, Class B	757	7,073
Serco Group PLC	3,708	32,598
Shanks Group PLC	2,768	4,026
Societe BIC S.A.	73	9,826
Tokyu Community Corp.	200	8,010
Tomra Systems ASA	799	6,787
Toppan Printing Co. Ltd.	3,000	18,639
Transcontinental, Inc., Class A	2,390	27,780
Transfield Services Ltd.	18,091	33,588
Transpacific Industries Group Ltd.*	9,646	7,948

		695,138
Communications Equipment - 0.5%
AAC Technologies Holdings, Inc.	3,500	13,539
Aastra Technologies Ltd.	300	5,406
Alcatel-Lucent*	11,068	18,524
Axis Communications AB	365	9,063
EVS Broadcast Equipment S.A.	86	5,136
Hitachi Kokusai Electric, Inc.	1,000	8,295
Japan Radio Co. Ltd.*	1,000	2,729
Nokia OYJ	13,404	52,437
Pace PLC	3,927	14,052
RADWARE Ltd.*	100	3,637

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Research In Motion Ltd.*	1,464	$18,937
Spirent Communications PLC	8,029	20,380
Telefonaktiebolaget LM Ericsson, Class A	566	6,431
Telefonaktiebolaget LM Ericsson, Class B	10,717	124,634
TKH Group NV	328	8,949
VTech Holdings Ltd.	1,300	14,977
Wi-Lan, Inc.	1,838	8,354

		335,480
Computers & Peripherals - 0.3%
Bull*	1,662	7,332
Eizo Nanao Corp.	500	7,999
Fujitsu Ltd.	7,000	28,380
Gemalto N.V.	272	24,213
Japan Digital Laboratory Co. Ltd.	400	4,554
Logitech International S.A.*	1,320	8,873
Melco Holdings, Inc.	200	3,487
NEC Corp.*	7,000	17,105
Seiko Epson Corp.	900	9,093
Toshiba Corp.	17,000	75,630
Wacom Co. Ltd./Japan	1	3,266
Wincor Nixdorf AG	363	18,956

		208,888
Construction & Engineering - 1.6%
Abengoa S.A.	261	787
ACS Actividades de Construccion y Servicios S.A.	380	9,114
Aecon Group, Inc.	2,070	24,620
Arcadis N.V.	597	15,701
Ausdrill Ltd.	9,290	28,973
Ausenco Ltd.	2,356	8,724
Balfour Beatty PLC	1,738	7,310
Bird Construction, Inc.	258	3,606
Boart Longyear Ltd.	16,987	36,322
Bouygues S.A.	591	16,774
Cardno Ltd.	1,078	7,646
Carillion PLC	5,329	25,803
Chiyoda Corp.	1,000	12,568
Chudenko Corp.	700	6,351
Cie d’Entreprises CFE	237	14,641
Colas S.A.	20	3,285
COMSYS Holdings Corp.	300	3,626

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Eiffage S.A.	82	$3,679
Elecnor S.A.	1,983	25,383
Ellaktor S.A.*	6,332	17,534
Ferrovial S.A.	1,363	21,841
FLSmidth & Co. A/S	140	8,688
Fomento de Construcciones y Contratas SA	1,920	25,958
Galliford Try PLC	2,744	35,761
Genivar, Inc.	172	3,609
Hochtief AG*	86	5,607
Impregilo SpA	2,505	12,989
Interserve PLC	4,729	33,319
JGC Corp.	1,000	28,369
Kajima Corp.	2,000	6,005
Keller Group PLC	554	6,456
Kier Group PLC	804	17,145
Koninklijke BAM Groep NV	8,539	35,700
Koninklijke Boskalis Westminster NV	177	8,104
Kyudenko Corp.	1,000	5,117
Leighton Holdings Ltd.	1,172	25,280
Lemminkainen OYJ	186	3,929
Macmahon Holdings Ltd.	25,413	7,157
Maeda Corp.	5,000	19,560
Mirait Holdings Corp.	1,900	15,823
Monadelphous Group Ltd.	156	4,335
Morgan Sindall Group PLC	1,013	9,138
NCC AB, Class B	218	5,077
Nippon Densetsu Kogyo Co. Ltd.	1,000	10,256
Nishimatsu Construction Co. Ltd.	14,000	26,233
NRW Holdings Ltd.	8,515	16,964
Obayashi Corp.	2,000	10,278
Okumura Corp.	2,000	7,890
Outotec OYJ	90	5,660
Peab AB	7,033	36,607
Penta-Ocean Construction Co. Ltd.	2,500	6,328
Royal Imtech NV	174	4,593
Sacyr Vallehermoso S.A.*	3,064	7,029
Sanki Engineering Co. Ltd.	2,000	10,760
Shikun & Binui Ltd.	8,220	15,484
Shimizu Corp.	2,000	6,487

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
SHO-BOND Holdings Co. Ltd.	200	$7,396
Skanska AB, Class B	1,442	24,498
SNC-Lavalin Group, Inc.	600	26,761
SOCAM Development Ltd.	20,000	24,112
Sweco AB, Class B	665	7,681
Taihei Dengyo Kaisha Ltd.	1,000	5,819
Taikisha Ltd.	600	12,117
Taisei Corp.	7,000	20,940
Toyo Engineering Corp.	3,000	13,938
Trevi Finanziaria Industriale SpA	574	4,098
UGL Ltd.	334	3,877
United Engineers Ltd.	9,000	24,649
Veidekke ASA	2,458	20,699
Vinci S.A.	1,758	89,546
YIT OYJ	218	4,794
Yurtec Corp.	1,000	3,342

		1,076,250
Construction Materials - 0.5%
Adelaide Brighton Ltd.	932	3,296
Boral Ltd.	1,811	9,275
Cementir Holding SpA	1,815	4,829
Cimpor Cimentos de Portugal SGPS S.A.	521	2,405
CRH PLC	2,649	57,208
Fletcher Building Ltd.	2,342	18,736
HeidelbergCement AG	498	31,359
Holcim Ltd.*	771	59,995
Imerys S.A.	76	5,022
Italcementi SpA	3,175	11,473
Italmobiliare SpA*	778	13,697
James Hardie Industries PLC	1,701	18,097
Lafarge S.A.	650	39,730
Marshalls PLC	1,746	3,031
RHI AG	529	19,373
Sumitomo Osaka Cement Co. Ltd.	3,000	10,059
Taiheiyo Cement Corp.	2,000	5,457

		313,042
Consumer Finance - 0.2%
Acom Co. Ltd.*	80	2,093
Aeon Credit Service Co. Ltd.	200	4,151
Aiful Corp.*	2,200	15,260

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Consumer Finance - (continued)
Credit Saison Co. Ltd.	400	$8,472
FlexiGroup Ltd./Australia	888	3,723
Hong Leong Finance Ltd.	2,000	4,363
International Personal Finance PLC	2,382	15,235
J Trust Co. Ltd.	400	6,956
Jaccs Co. Ltd.	6,000	30,769
Orient Corp.*	4,000	14,990
Provident Financial PLC	252	5,769

		111,781
Containers & Packaging - 0.3%
Amcor Ltd.	4,681	41,013
Cascades, Inc.	4,900	21,438
CCL Industries, Inc., Class B	522	27,870
DS Smith PLC*	2,121	7,452
Fuji Seal International, Inc.	600	13,037
Huhtamaki OYJ	318	5,776
Rengo Co. Ltd.	2,000	10,191
Rexam PLC	2,636	19,580
RPC Group PLC	1,420	9,681
Smurfit Kappa Group PLC	335	4,650
Toyo Seikan Kaisha Ltd.	400	5,115
Winpak Ltd.	210	3,574

		169,377
Distributors - 0.2%
Breville Group Ltd.	568	4,023
D’ieteren SA/NV	182	8,051
Doshisha Co. Ltd.	600	16,325
Headlam Group PLC	560	3,107
Inchcape PLC	933	7,001
Li & Fung Ltd.	22,000	30,920
Pacific Brands Ltd.	34,242	25,001
Paltac Corp.	700	8,744
Silver base Group Holdings Ltd.	39,000	12,220
Smiths News PLC	6,476	16,839
Uni-Select Inc.	1,004	23,883

		156,114
Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	400	17,488
EnerCare, Inc.	424	3,702
Invocare Ltd.	1,791	17,149

		38,339

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - 1.3%
Ackermans & van Haaren NV	96	$8,908
ASX Ltd.	686	25,044
Banque Nationale de Belgique	7	24,888
Bolsas y Mercados Espanoles S.A.	903	25,293
Challenger Ltd./Australia	1,140	4,578
Davis & Henderson Corp.	740	16,114
Deutsche Boerse AG	644	42,358
Eurazeo	74	3,905
Exor SpA	152	4,496
Fimalac	68	3,443
First Pacific Co. Ltd./Hong Kong	4,000	5,147
Fuyo General Lease Co. Ltd.	600	21,499
Grenkeleasing AG	54	3,987
Groupe Bruxelles Lambert S.A.	477	39,820
HAL Trust	253	33,363
Henex	68	4,458
Hong Kong Exchanges and Clearing Ltd.	3,700	70,179
IBJ Leasing Co. Ltd.	600	16,108
IG Group Holdings PLC	760	5,374
Industrivarden AB, Class C	296	5,191
ING Groep N.V.*	13,794	139,475
Investment AB Kinnevik, Class B	788	18,155
Investor AB, Class A	308	8,558
Investor AB, Class B	2,172	61,647
Japan Exchange Group Inc.	100	6,027
Japan Securities Finance Co. Ltd.	3,000	20,644
KBC Ancora*	918	18,990
London Stock Exchange Group PLC	402	7,674
Lundbergforetagen AB, Class B	678	26,531
Marfin Investment Group Holdings S.A.*	20,778	13,482
Mitsubishi UFJ Lease & Finance Co. Ltd.	120	5,464
Onex Corp.	204	8,876
ORIX Corp.	370	39,611
Pacific Century Regional Developments Ltd.*	49,000	7,244
Pargesa Holding S.A.	70	5,193

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Pohjola Bank PLC, Class A	274	$4,690
Public Financial Holdings Ltd.	10,000	5,106
Ricoh Leasing Co. Ltd.	1,100	30,254
Singapore Exchange Ltd.	3,000	18,880
SNS REAAL NV*	2,857	3,261
Sofina S.A.	46	4,447
TMX Group Ltd.	125	6,725
Wendel S.A.	68	7,377

		832,464
Diversified Telecommunication Services - 2.1%
BCE, Inc.	921	40,856
Belgacom S.A.	542	16,539
Bell Aliant Inc.	118	3,068
Bezeq The Israeli Telecommunication Corp. Ltd.	3,306	3,873
BT Group PLC	27,255	107,424
Cable & Wireless Communications PLC	89,846	58,246
Colt Group S.A.*	13,945	23,391
Deutsche Telekom AG	9,925	121,977
Elisa OYJ	439	10,440
France Telecom S.A.	6,720	76,276
Hellenic Telecommunications Organization SA*	545	4,587
HKT Trust / HKT Ltd.	11,000	10,255
Hutchison Telecommunications Hong Kong Holdings Ltd.	26,000	11,767
Iliad S.A.	105	19,455
Inmarsat PLC	2,107	21,546
Jazztel PLC*	2,167	14,881
Koninklijke KPN N.V.	4,347	24,464
Nippon Telegraph & Telephone Corp.	1,500	62,952
PCCW Ltd.	10,000	4,423
Portugal Telecom SGPS S.A.	1,123	6,555
Singapore Telecommunications Ltd.	27,000	76,345
Swisscom AG	68	30,135
TalkTalk Telecom Group PLC	5,820	21,832
TDC A/S	1,316	10,068
Telecom Corp of New Zealand Ltd.	4,251	8,663
Telecom Italia SpA	35,691	35,463

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Telefonica Deutschland Holding AG*(a)	679	$5,825
Telefonica S.A.	14,192	205,742
Telekom Austria AG	364	2,694
Telenet Group Holding NV	159	7,522
Telenor ASA	2,649	58,308
TeliaSonera AB	7,970	57,479
Telstra Corp. Ltd.	15,470	74,225
TELUS Corp.	702	47,172
Vivendi S.A.	4,710	100,951
Ziggo NV	207	6,602

		1,392,001
Electric Utilities - 1.1%
Acciona S.A.	52	4,180
Cheung Kong Infrastructure Holdings Ltd.	2,000	12,688
Chubu Electric Power Co. Inc.	2,400	30,375
The Chugoku Electric Power Co. Inc.	1,300	17,122
CLP Holdings Ltd.	6,500	55,274
Contact Energy Ltd.*	3,300	14,476
EDP - Energias de Portugal S.A.	5,336	17,202
Electricite de France S.A.	1,045	20,064
Emera Inc.	600	21,349
Endesa S.A.	208	4,951
Enel SpA	23,276	101,483
Fortis, Inc.	630	21,848
Fortum OYJ	1,447	27,125
Hokkaido Electric Power Co. Inc.	400	3,840
Hokuriku Electric Power Co.	200	2,209
Iberdrola S.A.	15,153	81,699
The Kansai Electric Power Co. Inc.	2,700	25,740
Kyushu Electric Power Co. Inc.	1,300	12,521
The Okinawa Electric Power Co. Inc.	700	23,011
Power Assets Holdings Ltd.	4,500	38,992
Red Electrica Corp. S.A.	326	18,147
Repower AG	33	5,726
Romande Energie Holding S.A.	7	8,680

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Shikoku Electric Power Co. Inc.	400	$4,909
SP AusNet	3,135	3,760
Spark Infrastructure Group	8,516	15,589
SSE PLC	3,397	76,424
Terna Rete Elettrica Nazionale SpA	4,723	19,900
Tohoku Electric Power Co. Inc.*	1,300	10,598
Tokyo Electric Power Co. Inc.*	3,400	7,936
Verbund AG	146	3,110

		710,928
Electrical Equipment - 1.2%
ABB Ltd.*	8,205	175,905
Alstom S.A.	775	34,389
Areva S.A.*	411	8,235
Cosel Co. Ltd.	700	8,223
Daihen Corp.	2,000	6,728
Fuji Electric Co. Ltd.	2,000	4,690
Furukawa Electric Co. Ltd.*	2,000	4,054
Futaba Corp./Chiba	400	4,256
Gamesa Corp. Tecnologica S.A.	6,157	14,576
GS Yuasa Corp.	1,000	3,572
Hitachi Cable Ltd.*	4,000	6,224
Huber & Suhner AG	90	4,577
Idec Corp./Japan	1,800	15,976
Legrand S.A.	884	40,108
Mersen	555	16,303
Mitsubishi Electric Corp.	7,000	58,065
Nexans S.A.	818	42,427
Nidec Corp.	600	34,451
Nippon Signal Co. Ltd.	1,200	8,337
Nissin Electric Co. Ltd.	1,000	5,008
Nitto Kogyo Corp.	600	8,166
Ormat Industries*	985	5,800
Phoenix Mecano AG	18	8,713
Prysmian SpA	588	12,579
Schneider Electric S.A.	1,866	142,096
SGL Carbon SE	379	16,182
Sinfonia Technology Co. Ltd.	3,000	5,588
Sumitomo Electric Industries Ltd.	2,400	27,061

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
SWCC Showa Holdings Co. Ltd.	9,000	$8,284
Tatsuta Electric Wire and Cable Co. Ltd.	1,000	8,437
Ushio, Inc.	400	4,330
Vacon PLC	60	3,560
Vestas Wind Systems A/S*	2,563	15,471
Zumtobel AG	925	13,309

		775,680
Electronic Equipment, Instruments & Components - 1.4%
Alps Electric Co. Ltd.	1,200	7,009
Amano Corp.	600	5,417
Anritsu Corp.	1,000	12,810
Azbil Corp.	300	6,427
Barco N.V.	396	31,435
Canon Electronics, Inc.	700	14,382
Celestica Inc.*	4,551	35,493
Citizen Holdings Co. Ltd.	800	4,602
Dai-ichi Seiko Co. Ltd.	200	2,834
Daiwabo Holdings Co. Ltd.	6,000	11,900
Domino Printing Sciences PLC	873	9,114
Elec & Eltek International Co. Ltd.	4,000	9,000
Electrocomponents PLC	4,962	19,447
Enplas Corp.	100	4,427
Evertz Technologies Ltd.	300	4,848
Foxconn International Holdings Ltd.*	5,000	2,050
FUJIFILM Holdings Corp.	1,800	35,937
Halma PLC	895	6,533
Hamamatsu Photonics KK	200	7,659
Hexagon AB, Class B	1,175	31,540
Hirose Electric Co. Ltd.	100	11,911
Hitachi High-Technologies Corp.	200	3,986
Hitachi Ltd.	18,000	106,903
Horiba Ltd.	300	8,790
Hosiden Corp.	1,500	8,235
Hoya Corp.	1,400	27,076
Ibiden Co. Ltd.	400	5,711
Ingenico	64	4,033
Japan Aviation Electronics Industry Ltd.	3,000	22,025

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Jenoptik AG	470	$5,139
Kaga Electronics Co. Ltd.	400	3,371
Kapsch TrafficCom AG	121	7,514
Keyence Corp.	200	55,599
Kudelski S.A.*	266	3,068
Kyocera Corp.	600	54,372
Laird PLC	2,340	8,288
Maruwa Co. Ltd./Aichi	200	6,154
Mitsumi Electric Co. Ltd.*	2,500	13,396
Murata Manufacturing Co. Ltd.	700	43,184
Nichicon Corp.	400	3,296
Nihon Dempa Kogyo Co. Ltd.	400	5,124
Nippon Ceramic Co. Ltd.	400	5,992
Nippon Electric Glass Co. Ltd.	2,000	9,643
Oki Electric Industry Co. Ltd.*	25,000	28,490
Omron Corp.	900	21,440
Orbotech Ltd.*	400	3,772
Oxford Instruments PLC*	649	16,875
Premier Farnell PLC	3,087	10,386
Renishaw PLC	146	4,326
Ryosan Co. Ltd.	1,300	25,342
Sanshin Electronics Co. Ltd.	600	4,076
Shimadzu Corp.	1,000	6,706
Spectris PLC	302	10,601
Star Micronics Co. Ltd.	2,200	21,841
Taiyo Yuden Co. Ltd.	800	7,215
TDK Corp.	700	25,964
Topcon Corp.	400	3,274
Toyo Corp./Chuo-ku	700	8,207
Venture Corp. Ltd.	1,000	6,859
Yaskawa Electric Corp.	1,000	9,369
Yokogawa Electric Corp.	400	4,466

		904,883
Energy Equipment & Services - 1.3%
Aker Solutions ASA	406	8,862
AMEC PLC	870	14,911
Archer Ltd.*	4,664	5,367
Bourbon S.A.	446	13,634
BW Offshore Ltd.	8,261	8,496
Calfrac Well Services Ltd.	1,244	31,933

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Canadian Energy Services & Technology Corp.	500	$5,852
Canyon Services Group, Inc.	1,866	20,643
Cie Generale de Geophysique - Veritas*	482	13,998
Dockwise Ltd.*	996	25,016
DOF ASA*	1,273	5,976
Enerflex Ltd.	2,040	24,978
Ensign Energy Services, Inc.	254	4,333
Ezion Holdings Ltd.	5,000	7,311
Ezra Holdings Ltd.*	12,000	11,537
Farstad Shipping ASA	813	20,494
Fred Olsen Energy ASA	56	2,670
Fugro N.V.	358	21,690
Hunting PLC	1,501	20,157
John Wood Group PLC	996	12,728
Kvaerner ASA	4,659	13,447
Lamprell PLC	4,257	8,707
Miclyn Express Offshore Ltd.	1,766	4,347
Modec, Inc.	100	2,281
Mullen Group Ltd.	180	4,139
Pason Systems, Inc.	735	12,517
Petrofac Ltd.	854	22,178
Petroleum Geo-Services ASA	542	9,594
Precision Drilling Corp.	446	4,081
ProSafe SE	404	3,837
Saipem SpA	939	26,639
Savanna Energy Services Corp.	5,031	36,869
SBM Offshore NV*	392	6,015
Schoeller-Bleckmann Oilfield Equipment AG	152	15,227
Seadrill Ltd.	1,287	50,850
Secure Energy Services, Inc.*	928	9,718
ShawCor Ltd., Class A	274	11,000
Shinko Plantech Co. Ltd.	1,100	9,016
Siem Offshore, Inc.*	4,470	6,696
Songa Offshore SE*	3,377	3,414
Subsea 7 S.A.	1,717	41,463
Technip S.A.	360	39,025
Tecnicas Reunidas S.A.	62	3,153
Tenaris S.A.	1,699	35,608
TGS Nopec Geophysical Co. ASA	242	9,018

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Transocean Ltd.	1,200	$68,052
Trican Well Service Ltd.	276	3,772
Trinidad Drilling Ltd.	4,496	32,408
Weatherford International Ltd./Switzerland*	3,100	41,385
WorleyParsons Ltd.	1,112	29,264

		844,306
Food & Staples Retailing - 1.9%
Aeon Co. Ltd.	2,000	22,748
Ain Pharmaciez, Inc.	100	5,408
Alimentation Couche Tard, Inc., Class B	373	18,171
Axfood AB	88	3,640
Booker Group PLC	2,417	4,031
Carrefour S.A.	2,115	60,232
Casino Guichard Perrachon S.A.	186	18,216
Cawachi Ltd.	700	14,443
Cocokara fine, Inc.	600	19,757
Colruyt S.A.	171	8,288
CREATE SD HOLDINGS Co. Ltd.	200	6,448
Dairy Farm International Holdings Ltd.	900	10,980
Delhaize Group S.A.	289	13,697
Distribuidora Internacional de Alimentacion S.A.	1,742	12,873
Empire Co. Ltd., Class A	90	5,422
FamilyMart Co. Ltd.	200	8,065
George Weston Ltd.	107	7,698
Hakon Invest AB	439	9,003
Heiwado Co. Ltd.	1,200	17,331
Inageya Co. Ltd.	100	1,102
Itochu-Shokuhin Co. Ltd.	100	3,523
Izumiya Co. Ltd.	1,000	5,435
J Sainsbury PLC	5,954	31,217
The Jean Coutu Group PJC, Inc., Class A	254	3,860
Jeronimo Martins SGPS S.A.	1,184	25,160
Kasumi Co. Ltd.	1,100	6,979
Kato Sangyo Co. Ltd.	700	13,093
Kesko OYJ, Class B	112	3,673
Koninklijke Ahold N.V.	3,816	56,046
Lawson, Inc.	200	14,530
Life Corp.	300	4,172

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Loblaw Cos. Ltd.	306	$12,272
Metcash Ltd.	2,158	8,576
Metro AG	432	13,332
Metro, Inc.	278	17,234
Ministop Co. Ltd.	400	6,697
The North West Co. Inc.	704	16,309
Okuwa Co. Ltd.	1,000	11,648
Olam International Ltd.	11,000	14,352
Rallye S.A.	962	33,990
San-A Co. Ltd.	200	8,164
Seven & I Holdings Co. Ltd.	2,600	79,259
Shoppers Drug Mart Corp.	744	30,837
Sligro Food Group NV	185	5,957
Sugi Holdings Co. Ltd.	200	6,881
Tesco PLC	27,987	158,097
Tsuruha Holdings, Inc.	100	8,394
UNY Co. Ltd.	400	2,972
Valor Co. Ltd.	1,500	24,014
Welcia Holdings Co. Ltd.	200	7,375
Wesfarmers Ltd.	4,159	163,800
WM Morrison Supermarkets PLC	8,763	34,872
Woolworths Ltd.	4,514	147,088
Yaoko Co. Ltd.	300	12,048
Yokohama Reito Co. Ltd.	1,300	9,145

		1,268,554
Food Products - 3.5%
AarhusKarlshamn AB	228	9,710
Adecoagro S.A.*	700	5,950
Ajinomoto Co. Inc.	2,000	27,197
Ariake Japan Co. Ltd.	100	1,823
Aryzta AG*	357	20,056
Associated British Foods PLC	1,063	29,477
Austevoll Seafood ASA	3,336	18,891
Australian Agricultural Co. Ltd.*	7,220	9,150
Barry Callebaut AG*	4	4,026
Bonduelle S.C.A.	100	10,479
Bongrain S.A.	157	10,442
Calbee Inc.	100	8,240
China Fishery Group Ltd.	13,000	7,667
China Modern Dairy Holdings Ltd.*	10,000	3,056

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
CSM	966	$22,370
Dairy Crest Group PLC	3,540	23,370
Danone S.A.	2,047	141,820
DE Master Blenders 1753 NV*	1,872	23,088
Dydo Drinco, Inc.	100	4,032
East Asiatic Co. Ltd. A/S	163	3,218
Ebro Foods S.A.	246	4,975
Emmi AG*	14	3,844
Glanbia PLC	294	3,280
GMG Global Ltd.	80,000	9,242
Goodman Fielder Ltd.*	24,541	17,022
GrainCorp Ltd., Class A	543	6,836
Greencore Group PLC	13,809	24,411
Hokuto Corp.	600	11,282
Itoham Foods, Inc.	2,000	9,095
J-Oil Mills, Inc.	2,000	5,917
Kagome Co. Ltd.	500	9,358
Kerry Group PLC, Class A	518	27,176
Kewpie Corp.	200	2,658
KEY Coffee, Inc.	100	1,787
Kikkoman Corp.	1,000	15,001
KWS Saat AG	14	5,198
Leroey Seafood Group ASA	645	18,498
Lindt & Spruengli AG*	4	51,378
Maple Leaf Foods Inc.	300	3,853
Marine Harvest ASA*	7,044	7,038
Marudai Food Co. Ltd.	2,000	6,640
Maruha Nichiro Holdings, Inc.	8,000	13,938
MEIJI Holdings Co. Ltd.	300	13,314
Mewah International Inc.	16,000	6,786
Mitsui Sugar Co. Ltd.	5,000	15,834
Morinaga & Co. Ltd./Japan	1,000	2,126
Morinaga Milk Industry Co. Ltd.	7,000	22,551
Nestle S.A.	11,539	809,821
New Britain Palm Oil Ltd.	1,479	13,155
Nichirei Corp.	1,000	4,975
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	3,835
Nippon Flour Mills Co. Ltd.	3,000	12,656
Nippon Meat Packers, Inc.	1,000	13,555
Nippon Suisan Kaisha Ltd.	8,600	17,151

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
The Nisshin Oillio Group Ltd.	3,000	$10,980
Nisshin Seifun Group, Inc.	500	6,098
Nissin Foods Holdings Co. Ltd.	200	7,616
Nutreco N.V.	85	7,533
Origin Enterprises PLC	668	3,972
Pacific Andes Resources Development Ltd.	29,000	3,608
Petra Foods Ltd.	2,000	6,221
Premier Foods PLC*	4,860	7,204
Raisio PLC, Class V	806	3,468
Riken Vitamin Co. Ltd.	100	2,377
Sakata Seed Corp.	400	4,817
Salmar ASA*	1,417	13,460
Saputo, Inc.	486	24,133
Showa Sangyo Co. Ltd.	4,000	13,018
Sipef S.A.	200	17,375
Suedzucker AG	244	10,440
SunOpta, Inc.*	608	4,334
Super Group Ltd./Singapore	1,000	2,787
Tate & Lyle PLC	2,701	34,794
Tenfu Cayman Holdings Co. Ltd.	6,000	3,303
Toyo Suisan Kaisha Ltd.	1,000	27,811
Unilever N.V.	5,570	225,309
Unilever PLC	4,740	192,911
United International Enterprises	48	8,733
Vilmorin & Cie	32	4,218
Viscofan S.A.	274	14,327
Vitasoy International Holdings Ltd.	18,000	18,962
Wilmar International Ltd.	7,000	21,603
Yakult Honsha Co. Ltd.	400	16,897
Yonekyu Corp.	400	4,151

		2,300,708
Gas Utilities - 0.4%
APA Group	2,062	12,410
Enagas S.A.	558	13,202
Envestra Ltd.	16,270	16,546
Gas Natural SDG S.A.	1,155	23,055
Hong Kong & China Gas Co. Ltd.	18,000	51,061
Osaka Gas Co. Ltd.	7,000	26,309

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
Rubis SCA	301	$21,798
Shizuoka Gas Co. Ltd.	2,500	17,450
Snam SpA	4,963	25,088
Toho Gas Co. Ltd.	1,000	5,358
Tokyo Gas Co. Ltd.	8,000	37,782
Valener, Inc.	500	8,054

		258,113
Health Care Equipment & Supplies - 0.6%
Ansell Ltd.	352	6,297
BioMerieux	53	5,059
Carl Zeiss Meditec AG	288	9,406
Cie Generale d’Optique Essilor International S.A.	721	73,490
Cochlear Ltd.	207	17,431
Coloplast A/S, Class B	314	16,566
DiaSorin SpA	85	3,313
Draegerwerk AG & Co. KGaA	54	6,621
Elekta AB, Class B	1,129	16,785
Fisher & Paykel Healthcare Corp. Ltd.	2,745	5,490
Fukuda Denshi Co. Ltd.	200	6,860
Getinge AB, Class B	765	23,588
GN Store Nord A/S	435	7,087
Hogy Medical Co. Ltd.	200	9,676
Nagaileben Co. Ltd.	500	6,454
Nakanishi, Inc.	100	11,615
Nihon Kohden Corp.	100	3,185
Nobel Biocare Holding AG*	1,340	14,040
Olympus Corp.*	1,100	24,432
Ossur HF*	9,273	12,990
Sartorius AG	71	7,286
Sartorius Stedim Biotech	38	4,627
Smith & Nephew PLC	3,423	39,427
Sonova Holding AG*	165	19,082
Sorin SpA*	1,772	4,522
Straumann Holding AG	78	10,503
Sysmex Corp.	200	9,566
Terumo Corp.	800	35,065
William Demant Holding A/S*	60	5,260

		415,723
Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	100	4,394

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Amplifon SpA	544	$2,903
As One Corp.	400	8,117
BML, Inc.	200	4,885
Catamaran Corp.*	680	35,230
Celesio AG	142	2,579
CML HealthCare, Inc.	533	3,746
Ebos Group Limited*	885	6,344
Extendicare, Inc./US	900	7,163
Fresenius Medical Care AG & Co. KGaA	775	54,630
Fresenius SE & Co. KGaA	476	57,925
Medipal Holdings Corp.	200	2,538
Mediq NV	1,251	23,638
Message Co. Ltd.	2	5,413
Metlifecare Ltd.*	2,740	7,460
Miraca Holdings, Inc.	200	8,361
Nichii Gakkan Co.	1,200	10,348
Oriola-KD OYJ*	3,914	12,751
Orpea	206	8,782
Primary Health Care Ltd.	906	4,252
Raffles Medical Group Ltd.	2,000	4,896
Ramsay Health Care Ltd.	422	13,003
Rhoen Klinikum AG	166	3,484
Ryman Healthcare Ltd.	1,245	4,823
Sigma Pharmaceuticals Ltd.	10,630	7,373
Sonic Healthcare Ltd.	1,250	17,823
Suzuken Co. Ltd./Aichi Japan	200	6,141
United Drug PLC	8,623	37,596
Vital KSK Holdings, Inc.	600	5,812

		372,410
Health Care Technology - 0.0%†
M3, Inc.	2	3,268

Hotels, Restaurants & Leisure - 1.7%
Accor S.A.	495	19,318
Accordia Golf Co. Ltd.	36	35,227
Aristocrat Leisure Ltd.	922	3,568
Autogrill SpA	270	3,311
Betfair Group PLC	805	8,494
Betsson AB*	270	9,038
Bwin.Party Digital Entertainment PLC	23,269	41,024
Cafe de Coral Holdings Ltd.	6,000	18,258

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Carnival PLC	583	$23,672
Club Mediterranee S.A.*	212	4,011
Colowide Co. Ltd.	1,000	9,928
Compass Group PLC	6,360	77,038
Crown Ltd.	1,352	16,344
Domino’s Pizza Enterprises Ltd.	374	4,038
Domino’s Pizza Group PLC	974	7,945
Doutor Nichires Holdings Co. Ltd.	1,800	25,523
Echo Entertainment Group Ltd.	7,053	26,484
Enterprise Inns PLC*	20,681	29,674
Euro Disney SCA*	374	2,604
Flight Centre Ltd.	118	3,737
Fuji Kyuko Co. Ltd.	1,000	5,884
Galaxy Entertainment Group Ltd.*	6,000	27,039
Genting Singapore PLC	20,000	25,044
Great Canadian Gaming Corp.*	504	4,592
Greene King PLC	2,663	28,182
GuocoLeisure Ltd.	13,000	7,824
Hongkong & Shanghai Hotels	14,000	24,189
Hotel Properties Ltd.	3,000	7,731
InterContinental Hotels Group PLC	834	24,541
JD Wetherspoon PLC	816	6,630
Kingston Financial Group Ltd.	28,000	2,491
Kisoji Co. Ltd.	200	3,967
Kuoni Reisen Holding AG*	55	16,687
Ladbrokes PLC	7,031	23,632
Lottomatica Group SpA	116	2,866
Marston’s PLC	20,324	43,049
McDonald’s Holdings Co. Japan Ltd.	200	5,144
Melco Crown Entertainment Ltd.*	1,200	8,201
Melco International Development Ltd.	6,000	9,671
Melia Hotels International S.A.	336	2,727
MGM China Holdings Ltd.	1,600	3,788
Millennium & Copthorne Hotels PLC	524	4,519
Mitchells & Butlers PLC*	2,583	13,666

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
MOS Food Services, Inc.	200	$3,752
NagaCorp Ltd.	8,000	6,303
NH Hoteles S.A.*	2,053	8,082
Ohsho Food Service Corp.	200	5,304
OPAP S.A.	526	4,548
Oriental Land Co. Ltd./Japan	200	26,649
Paddy Power PLC	236	19,573
PGM Holdings K K	4	3,068
Rank Group PLC	1,756	4,187
Regal Hotels International Holdings Ltd.	14,000	7,022
Resorttrust, Inc.	300	6,529
Restaurant Group PLC	2,480	14,808
Round One Corp.	700	4,073
Saizeriya Co. Ltd.	500	6,646
Sands China Ltd.	8,000	40,333
Shangri-La Asia Ltd.	4,000	9,469
SJM Holdings Ltd.	9,000	24,544
SKYCITY Entertainment Group Ltd.	1,876	6,259
Sodexo	279	24,836
Sportingbet PLC	6,450	5,650
St Marc Holdings Co. Ltd.	200	7,911
Tabcorp Holdings Ltd.	1,468	4,670
Tatts Group Ltd.	4,767	16,209
Thomas Cook Group PLC*	32,049	34,171
Tim Hortons, Inc.	546	27,337
Tokyo Dome Corp.	2,000	7,648
Tokyotokeiba Co. Ltd.	2,000	4,843
TUI AG*	1,864	20,239
TUI Travel PLC	966	4,454
Unibet Group PLC	240	8,260
WATAMI Co. Ltd.	200	3,778
Whitbread PLC	548	22,329
William Hill PLC	1,638	9,975
Wynn Macau Ltd.*	7,600	21,314
Yoshinoya Holdings Co. Ltd.	3	3,596

		1,099,669
Household Durables - 1.1%
Alpine Electronics, Inc.	1,100	9,956
Arnest One Corp.	400	6,408
Bang & Olufsen A/S*	222	2,605
Barratt Developments PLC*	6,064	20,920

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Bellway PLC	1,327	$23,353
Berkeley Group Holdings PLC*	872	25,300
Bovis Homes Group PLC	1,676	15,903
Brookfield Residential Properties, Inc.*	200	4,002
Casio Computer Co. Ltd.	400	3,454
Chofu Seisakusho Co. Ltd.	200	4,131
Clarion Co. Ltd.*	3,000	4,668
Dorel Industries, Inc., Class B	933	37,157
Ekornes ASA	166	2,896
Electrolux AB	722	19,062
Fleetwood Corp. Ltd.	382	4,092
Forbo Holding AG*	15	10,074
Foster Electric Co. Ltd.	500	7,862
Fujitsu General Ltd.	1,000	8,766
Funai Electric Co. Ltd.	900	12,298
GUD Holdings Ltd.	2,533	22,035
HAJIME Construction Co. Ltd.	300	12,722
Haseko Corp.*	8,500	8,196
Hunter Douglas NV	110	4,927
Husqvarna AB, Class B	2,585	16,709
Indesit Co. SpA	1,010	8,493
JM AB	2,946	60,535
JVC Kenwood Corp.	4,200	14,543
Man Wah Holdings Ltd.	5,600	5,156
Misawa Homes Co. Ltd.	600	8,370
Mitsui Home Co. Ltd.	1,000	5,786
Nexity S.A.	799	24,403
Nobia AB*	788	4,780
Panasonic Corp.	8,000	52,422
Persimmon PLC	1,956	26,127
Pioneer Corp.*	9,300	23,235
Redrow PLC*	7,585	22,380
Rinnai Corp.	100	7,079
SEB S.A.	46	3,677
Sekisui Chemical Co. Ltd.	1,000	9,654
Sekisui House Ltd.	2,000	22,047
Sharp Corp.	4,000	13,631
Sony Corp.	3,600	53,728
Takamatsu Construction Group Co. Ltd.	300	4,494

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Taylor Wimpey PLC	6,830	$7,705
Techtronic Industries Co.	2,500	5,061
Token Corp.	160	8,941
TomTom NV*	1,350	7,007

		686,750
Household Products - 0.4%
Henkel AG & Co. KGaA	432	32,058
Lion Corp.	1,000	4,799
Pigeon Corp.	300	16,404
PZ Cussons PLC	631	3,890
Reckitt Benckiser Group PLC	2,260	150,563
ST Corp.	100	1,059
Svenska Cellulosa AB, Class A	236	5,730
Svenska Cellulosa AB, Class B	2,199	53,289
Unicharm Corp.	300	15,943

		283,735
Independent Power Producers & Energy Traders - 0.2%
Algonquin Power & Utilities Corp.	1,692	12,417
APR Energy PLC	592	6,908
Atlantic Power Corp.	1,408	17,338
Capital Power Corp.	900	20,904
Drax Group PLC	961	9,035
EDP Renovaveis S.A.*	2,264	12,907
Electric Power Development Co. Ltd.	300	6,893
Enel Green Power SpA	4,443	9,161
Energy World Corp. Ltd.*	17,127	5,895
Infigen Energy*	15,310	4,392
Innergex Renewable Energy, Inc.	832	8,521
KSK Power Ventur PLC*	456	2,892
Northland Power, Inc.	180	3,523
TransAlta Corp.	745	11,964

		132,750
Industrial Conglomerates - 1.5%
CIR-Compagnie Industriali Riunite SpA	15,086	17,488
Clal Industries Ltd.	1,000	3,504
Cofide SpA	6,060	3,548
CSR Ltd.	9,902	20,863

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
DCC PLC	583	$19,072
Fraser and Neave Ltd.	3,000	23,146
Hong Leong Asia Ltd.	4,000	5,477
Hopewell Holdings Ltd.	1,000	4,126
Hutchison Whampoa Ltd.	7,000	78,254
Indus Holding AG	747	23,347
Jardine Matheson Holdings Ltd.	800	51,848
Jardine Strategic Holdings Ltd.	1,000	38,260
Keihan Electric Railway Co. Ltd.	2,000	9,183
Keppel Corp. Ltd.	6,000	55,744
Koninklijke Philips Electronics N.V.	3,321	103,727
NWS Holdings Ltd.	4,000	7,138
Orkla ASA	2,898	25,515
Rheinmetall AG	1,398	74,407
Schouw & Co.	349	10,413
SembCorp Industries Ltd.	3,000	13,282
Shun Tak Holdings Ltd.	16,000	8,727
Siemens AG	2,852	312,956
Smiths Group PLC	1,256	24,433
Sonae	18,183	18,018
TOKAI Holdings Corp.	500	1,627

		954,103
Insurance - 4.3%
Admiral Group PLC	527	10,219
Aegon N.V.	6,452	43,159
Ageas	780	25,733
AIA Group Ltd.	37,200	147,975
Allianz SE	1,620	231,663
Amlin PLC	1,087	6,611
AMP Ltd.	11,169	61,977
April	386	8,210
Assicurazioni Generali SpA	4,335	83,028
Aviva PLC	10,350	60,173
AXA S.A.	6,441	119,255
Baloise Holding AG	205	18,552
Beazley PLC	18,427	53,610
Catlin Group Ltd.	778	6,445
Clal Insurance Enterprises Holdings Ltd.	415	6,230
CNP Assurances	307	5,078

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
The Dai-ichi Life Insurance Co. Ltd.	31	$44,533
Delta Lloyd NV	250	4,917
E-L Financial Corp. Ltd.	8	4,005
Euler Hermes S.A.	112	9,996
Fairfax Financial Holdings Ltd.	128	45,877
Fondiaria-Sai SpA*	61,223	85,171
Gjensidige Forsikring ASA	688	10,795
Great-West Lifeco, Inc.	938	24,322
Grupo Catalana Occidente S.A.	1,590	34,057
Hannover Rueckversicherung AG	170	13,721
Harel Insurance Investments & Financial Services Ltd.	88	3,829
Helvetia Holding AG	12	4,896
Hiscox Ltd.	3,296	24,770
Industrial Alliance Insurance & Financial Services, Inc.	348	12,142
Insurance Australia Group Ltd.	7,626	39,931
Intact Financial Corp.	565	37,141
Jardine Lloyd Thompson Group PLC	258	3,211
Lancashire Holdings Ltd.	416	5,402
Legal & General Group PLC	20,510	49,557
Manulife Financial Corp.	6,620	95,438
Mapfre S.A.	1,422	4,384
Milano Assicurazioni SPA*	16,636	9,322
MS&AD Insurance Group Holdings	1,800	37,850
Muenchener Rueckversicherungs AG	631	115,930
NIB Holdings Ltd.	4,093	9,350
NKSJ Holdings, Inc.	1,300	27,365
Old Mutual PLC	17,250	51,252
Phoenix Group Holdings	3,265	33,130
Power Corp of Canada	1,399	36,738
Power Financial Corp.	722	20,666
Prudential PLC	8,935	135,710
QBE Insurance Group Ltd.	4,491	55,837
Resolution Ltd.	4,297	17,883
RSA Insurance Group PLC	22,621	47,234
Sampo OYJ, Class A	1,665	59,779

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Schweizerische National-Versicherungs-Gesellschaft AG, Class V	452	$22,215
SCOR SE	631	18,158
Societa Cattolica di Assicurazioni SCRL*	1,665	30,760
Sony Financial Holdings, Inc.	400	6,768
St James’s Place PLC	1,985	14,574
Standard Life PLC	9,711	53,210
Storebrand ASA*	680	3,479
Sun Life Financial, Inc.	2,168	63,161
Suncorp Group Ltd.	4,855	53,678
Swiss Life Holding AG*	105	15,776
Swiss Re AG*	1,268	94,351
T&D Holdings, Inc.	1,900	23,505
Tokio Marine Holdings, Inc.	2,600	77,009
Topdanmark A/S*	20	4,388
Tower Ltd.	12,003	19,467
Tryg A/S	70	5,508
Unipol Gruppo Finanziario SpA*	6,950	19,981
Vienna Insurance Group AG Wiener Versicherung Gruppe	108	5,715
Zurich Insurance Group AG*	534	153,543

		2,789,305
Internet & Catalog Retail - 0.1%
ASKUL Corp.	200	2,976
ASOS PLC*	169	6,942
Belluna Co. Ltd.	400	3,002
Home Retail Group PLC	10,794	20,536
N Brown Group PLC	1,212	7,087
Nissen Holdings Co. Ltd.	600	2,183
Ocado Group PLC*	2,139	3,588
Rakuten, Inc.	2,100	19,214
Senshukai Co. Ltd.	700	4,280
Wotif.com Holdings Ltd.	712	4,330

		74,138
Internet Software & Services - 0.1%
carsales.com Ltd.	610	5,644
Dena Co. Ltd.	500	15,845
GMO internet, Inc.	600	4,398
Gree, Inc.	200	2,980
Internet Initiative Japan, Inc.	200	5,613
Kakaku.com, Inc.	100	3,748

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Moneysupermarket.com Group PLC	1,686	$4,918
Open Text Corp.*	167	9,727
Opera Software ASA	512	3,208
Telecity Group PLC	432	5,801
United Internet AG	248	5,765
Yahoo Japan Corp.	48	18,909

		86,556
IT Services - 0.6%
Alten S.A.	688	26,429
Altran Technologies S.A.*	740	5,605
Amadeus IT Holding S.A., Class A	1,164	29,191
Atea ASA	2,684	31,868
AtoS	169	12,360
Cap Gemini S.A.	854	41,158
CGI Group, Inc., Class A*	770	20,629
Computacenter PLC	3,516	25,185
Computershare Ltd.	1,815	19,821
Digital Garage, Inc.	3	7,068
Evry ASA	1,954	2,963
GFI Informatique SA/France	1,712	7,065
Groupe Steria SCA	727	13,500
Indra Sistemas S.A.	3,481	45,498
Iress Ltd.	1,067	9,326
IT Holdings Corp.	500	7,084
Itochu Techno-Solutions Corp.	100	4,350
NEC Fielding Ltd.	300	3,603
NEC Networks & System Integration Corp.	600	11,302
NET One Systems Co. Ltd.	800	7,697
Nihon Unisys Ltd.	1,300	10,627
Nomura Research Institute Ltd.	200	4,591
NTT Data Corp.	3	9,181
Obic Co. Ltd.	10	2,144
Ordina NV*	4,122	6,608
Otsuka Corp.	100	8,207
SCSK Corp.	400	7,508
Sopra Group S.A.	117	8,417
Tieto OYJ	219	4,878
Transcosmos, Inc.	500	6,208
Wirecard AG	202	4,598

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Xchanging PLC*	3,750	$7,239

		411,908
Leisure Equipment & Products - 0.2%
Amer Sports Oyj	262	4,175
Beneteau S.A.*	374	4,173
Fields Corp.	200	2,786
Mars Engineering Corp.	200	4,157
Mizuno Corp.	1,000	4,580
Namco Bandai Holdings, Inc.	500	7,139
Nikon Corp.	1,200	34,333
Sankyo Co. Ltd.	200	7,977
Sega Sammy Holdings, Inc.	600	10,625
Shimano, Inc.	200	13,675
Tamron Co. Ltd.	200	5,648
Tomy Co. Ltd.	3,700	19,947
Trigano S.A.*	295	4,405
Yamaha Corp.	400	4,243

		127,863
Life Sciences Tools & Services - 0.1%
EPS Corp./Japan	2	5,692
Eurofins Scientific	46	8,217
Evotec AG*	2,572	9,643
Gerresheimer AG*	355	18,258
Lonza Group AG*	110	6,476
NORDION INC	392	2,755
QIAGEN N.V.*	638	13,397
Tecan Group AG*	63	5,964

		70,402
Machinery - 3.3%
Aalberts Industries NV	1,158	26,022
Aida Engineering Ltd.	1,300	9,858
Alfa Laval AB	1,273	27,168
Amada Co. Ltd.	1,000	6,268
Andritz AG	230	15,140
Asahi Diamond Industrial Co. Ltd.	400	3,660
Atlas Copco AB, Class A	2,448	69,749
Atlas Copco AB, Class B	1,440	36,707
ATS Automation Tooling Systems, Inc.*	784	7,574
Bando Chemical Industries Ltd.	2,000	6,465
Bobst Group AG*	255	7,954

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Bodycote PLC	1,927	$14,115
Bradken Ltd.	6,279	40,868
Bucher Industries AG	24	5,035
Cargotec Oyj, Class B	526	14,822
CKD Corp.	1,200	7,311
Construcciones y Auxiliar de Ferrocarriles S.A.	40	20,030
Daifuku Co. Ltd.	3,000	20,053
Deutz AG*	2,488	14,671
Duerr AG	423	41,421
Duro Felguera S.A.	2,606	18,925
Ebara Corp.	2,000	7,846
Faiveley Transport S.A.	70	4,796
FANUC Corp.	700	109,303
Fenner PLC	1,581	9,497
Fiat Industrial SpA	3,145	40,492
Fuji Machine Manufacturing Co. Ltd.	2,600	20,228
Fujitec Co. Ltd.	1,000	6,980
Furukawa Co. Ltd.*	12,000	12,755
GEA Group AG	548	19,861
Georg Fischer AG*	141	60,240
Gildemeister AG	1,674	41,276
Glory Ltd.	200	4,683
Heidelberger Druckmaschinen AG*	5,026	10,779
Hino Motors Ltd.	1,000	10,519
Hitachi Construction Machinery Co. Ltd.	1,100	25,300
Hitachi Koki Co. Ltd.	600	4,806
Hoshizaki Electric Co. Ltd.	100	2,980
IHI Corp.	4,000	10,388
IMI PLC	1,106	20,516
Invensys PLC	2,299	12,539
Iseki & Co. Ltd.	2,000	5,435
The Japan Steel Works Ltd.	1,000	5,786
JTEKT Corp.	600	6,417
Kawasaki Heavy Industries Ltd.	6,000	18,606
Kitz Corp.	2,100	10,838
Komatsu Ltd.	3,300	88,051
Komori Corp.	1,800	19,724
Kone OYJ, Class B	547	45,107
Konecranes OYJ	90	3,024

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Krones AG	85	$5,278
KSB AG	17	11,307
Kubota Corp.	5,000	57,199
Makino Milling Machine Co. Ltd.	4,000	25,466
Makita Corp.	300	14,645
MAN SE	176	21,214
Max Co. Ltd.	1,000	11,966
Meidensha Corp.	1,000	3,167
Melrose Industries PLC	3,525	13,044
Metka S.A.	662	10,064
Metso OYJ	447	20,005
Meyer Burger Technology AG*	847	7,889
Minebea Co. Ltd.	1,000	3,386
Mitsubishi Heavy Industries Ltd.	12,000	64,300
Mitsuboshi Belting Co. Ltd.	3,000	16,141
Mitsui Engineering & Shipbuilding Co. Ltd.	7,000	11,122
Morgan Crucible Co. PLC	3,006	13,249
Mori Seiki Co. Ltd.	800	7,539
Nabtesco Corp.	200	4,168
Nachi-Fujikoshi Corp.	6,000	24,392
NGK Insulators Ltd.	1,000	11,670
Nippon Sharyo Ltd.	1,000	3,726
Nippon Thompson Co. Ltd.	2,000	7,890
Nitta Corp.	600	10,302
NKT Holding A/S	209	7,395
Noritake Co. Ltd.	1,000	2,575
NSK Ltd.	1,000	7,090
NTN Corp.	1,000	2,882
OC Oerlikon Corp. AG*	302	3,715
Oiles Corp.	200	4,081
Organo Corp.	3,000	16,371
Palfinger AG	530	15,741
Pfeiffer Vacuum Technology AG	110	13,711
Rieter Holding AG*	18	3,519
Rotork PLC	204	8,561
Ryobi Ltd.	3,000	7,561
Sandvik AB	3,618	58,053
Scania AB, Class A	1,215	24,250

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Scania AB, Class B	1,197	$24,549
Schindler Holding AG	236	34,790
SembCorp Marine Ltd.	7,000	26,749
Semperit AG Holding	82	3,562
Senior PLC	4,591	14,674
Shima Seiki Manufacturing Ltd.	900	17,801
Shinmaywa Industries Ltd.	1,000	6,662
Singamas Container Holdings Ltd.	34,000	9,820
Sintokogio Ltd.	1,200	8,797
SKF AB, Class B	1,569	38,910
SMC CORP NPV	200	34,670
Spirax-Sarco Engineering PLC	168	6,014
Sulzer AG	56	8,807
Sumitomo Heavy Industries Ltd.	2,000	8,854
Tadano Ltd.	1,000	8,887
THK Co. Ltd.	200	3,480
Tocalo Co. Ltd.	200	3,092
Torishima Pump Manufacturing Co. Ltd.	600	5,240
Toromont Industries Ltd.	196	4,356
Toshiba Machine Co. Ltd.	3,000	13,741
Trelleborg AB, Class B	537	6,891
Tsubakimoto Chain Co.	6,000	31,953
Tsugami Corp.	1,000	6,158
Vallourec S.A.	338	18,373
Volvo AB, Class A	1,591	23,528
Volvo AB, Class B	5,070	74,977
Vossloh AG	205	21,335
Wacker Neuson SE	676	10,084
Wartsila OYJ Abp	632	30,069
The Weir Group PLC	823	25,888
Westport Innovations Inc.*	92	2,514
Yangzijiang Shipbuilding Holdings Ltd.	4,000	3,167
Zardoya Otis S.A.	332	5,097

		2,150,711
Marine - 0.4%
AP Moeller - Maersk A/S, Class A	2	15,122
AP Moeller - Maersk A/S, Class B	7	55,881

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Cie Maritime Belge S.A.	327	$6,702
D/S Norden A/S	137	4,215
Dfds A/S	449	23,321
Golden Ocean Group Ltd.*	4,800	4,805
Iino Kaiun Kaisha Ltd.	3,300	15,223
Irish Continental Group PLC	157	4,224
Kawasaki Kisen Kaisha Ltd.*	2,000	3,791
Kuehne + Nagel International AG	165	19,372
Mermaid Marine Australia Ltd.	6,477	27,429
Mitsui OSK Lines Ltd.	3,000	9,895
Nippon Yusen KK	4,000	9,599
NS United Kaiun Kaisha Ltd.*	3,000	4,734
Orient Overseas International Ltd.	1,000	7,008
Pacific Basin Shipping Ltd.	12,000	6,978
Seaspan Corp.	500	9,370
SITC International Holdings Co. Ltd.	37,000	12,977
Wilh Wilhelmsen Holding ASA, Class A	325	10,419
Wilh Wilhelmsen Holding ASA, Class B	231	7,258

		258,323
Media - 1.9%
Aegis Group PLC	1,812	6,748
Aimia, Inc.	395	6,339
Amalgamated Holdings Ltd.	1,332	10,573
Antena 3 de Television S.A.	1,298	7,629
APN News & Media Ltd.	7,212	2,181
Arnoldo Mondadori Editore SpA*	1,942	3,084
Astral Media, Inc., Class A	105	4,928
Avex Group Holdings, Inc.	1,200	32,479
Axel Springer AG	92	4,301
British Sky Broadcasting Group PLC	3,918	50,781
Cineplex, Inc.	114	3,652
Cogeco Cable, Inc.	200	8,552
Cogeco, Inc.	110	4,386
Constantin Medien AG*	6,093	13,572
Corus Entertainment, Inc., Class B	202	5,044
CTS Eventim AG	194	6,931

	Shares	Value
Common Stocks - (continued)
Media - (continued)
CyberAgent, Inc.	1	$2,103
Daiichikosho Co. Ltd.	300	7,347
Daily Mail & General Trust PLC, Class A	620	5,898
Dentsu, Inc.	600	16,798
Euromoney Institutional Investor PLC	242	3,415
Eutelsat Communications S.A.	471	16,182
Fairfax Media Ltd.	82,716	46,590
Fuji Media Holdings, Inc.	5	7,873
GFK SE	323	18,691
Gruppo Editoriale L’Espresso SpA	2,528	3,253
Hakuhodo DY Holdings, Inc.	60	4,089
Havas S.A.	2,934	19,220
Highlight Communications AG*	717	4,414
Imax Corp.*	768	18,115
Informa PLC	2,084	15,827
IPSOS	372	14,820
ITV PLC	12,630	22,988
JCDecaux S.A.	138	3,860
Jupiter Telecommunications Co. Ltd.	3	3,600
Kabel Deutschland Holding AG	289	23,427
Kadokawa Group Holdings, Inc.	300	8,097
Lagardere SCA	457	16,519
Mecom Group PLC	1,966	2,868
Mediaset Espana Comunicacion S.A.	430	3,245
Mediaset SpA	1,482	3,895
Metropole Television S.A.	553	9,259
Modern Times Group AB, Class B	96	3,514
Mood Media Corp.*	4,100	7,635
Nippon Television Holdings, Inc.	500	7,128
NRJ Group	658	5,439
PagesJaunes Groupe*	3,116	12,054
Pearson PLC	2,893	54,765
Perform Group PLC*	396	2,373
Promotora de Informaciones S.A., Class A*	5,988	2,235
ProSiebenSat.1 Media AG	165	5,642

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Publicis Groupe S.A.	643	$42,117
PubliGroupe AG	46	7,326
Quebecor, Inc., Class B	98	4,125
RCS MediaGroup SpA*	2,613	4,150
Reed Elsevier N.V.	2,605	40,470
Reed Elsevier PLC	4,130	44,984
Rightmove PLC	187	4,969
RTL Group S.A.	22	2,255
Schibsted ASA	191	7,665
SES S.A.	1,153	35,285
Seven West Media Ltd.	22,388	49,039
Shaw Communications, Inc., Class B	1,470	34,349
Singapore Press Holdings Ltd.	8,000	26,499
Sky Deutschland AG*	707	4,310
Societe d’Edition de Canal +	2,611	18,323
Societe Television Francaise 1	3,901	47,127
Southern Cross Media Group Ltd.	16,941	20,939
Tamedia AG*	40	4,736
Technicolor S.A.*	10,472	36,247
Telegraaf Media Groep NV	508	6,037
Television Broadcasts Ltd.	1,000	7,375
Ten Network Holdings Ltd.*	13,086	4,573
Thomson Reuters Corp.	1,346	41,168
Toei Co. Ltd.	2,000	10,782
Toho Co. Ltd./Tokyo	200	3,833
Torstar Corp., Class B	2,251	17,826
UBM PLC	561	6,689
Village Roadshow Ltd.	1,571	7,423
Wolters Kluwer N.V.	1,002	20,306
WPP PLC	4,443	69,843
Zenrin Co. Ltd.	200	2,676
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,382	5,913

		1,213,717
Metals & Mining - 6.4%
Acerinox S.A.	352	3,898
African Minerals Ltd.*	3,013	14,641
Agnico-Eagle Mines Ltd.	642	29,328
Aichi Steel Corp.	3,000	13,182
Alacer Gold Corp.*	464	2,114

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Alamos Gold, Inc.	255	$3,914
Alumina Ltd.	5,105	5,884
AMAG Austria Metall AG(a)	511	16,741
AMG Advanced Metallurgical Group NV*	610	5,554
Anglo American PLC	5,016	150,026
Antofagasta Aberdeen Asset Management PLC	1,422	25,747
APERAM	402	5,831
Aquarius Platinum Ltd.*	3,920	3,823
ArcelorMittal	3,200	54,796
Argonaut Gold, Inc.*	800	7,288
Arrium Ltd.	48,747	48,558
Asahi Holdings, Inc.	600	10,467
Atlas Iron Ltd.	10,201	15,747
AuRico Gold, Inc.*	527	3,699
Aurizon Mines Ltd.*	1,674	7,743
Aurubis AG	72	5,402
B2Gold Corp.*	616	2,368
Banro Corp.*	1,800	4,415
Barrick Gold Corp.	3,690	117,329
Beadell Resources Ltd.*	5,446	5,624
BHP Billiton Ltd.	11,659	455,791
BHP Billiton PLC	7,256	248,142
BlueScope Steel Ltd.*	5,703	20,165
Boliden AB	1,041	19,239
Capstone Mining Corp.*	2,814	6,959
Centamin PLC*	38,252	34,296
Centerra Gold, Inc.	234	2,122
Colossus Minerals, Inc.*	584	2,391
Continental Gold Ltd.*	830	6,930
Copper Mountain Mining Corp.*	2,406	8,455
Cudeco Ltd.*	1,103	4,982
Daido Steel Co. Ltd.	1,000	4,482
Detour Gold Corp.*	297	6,268
Discovery Metals Ltd.*	2,575	2,887
Dowa Holdings Co. Ltd.	1,000	7,079
Dundee Precious Metals, Inc.*	805	7,157
Eldorado Gold Corp.	2,814	31,412
Endeavour Mining Corp.*	3,600	7,677
Endeavour Silver Corp.*	900	6,163
Eurasian Natural Resources Corp. PLC	582	3,043

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Evolution Mining Ltd.*	17,017	$27,512
Evraz PLC	762	3,485
Ferrexpo PLC	8,724	35,215
First Majestic Silver Corp.*	227	4,141
First Quantum Minerals Ltd.	1,809	36,421
Fortescue Metals Group Ltd.	5,460	26,653
Fortuna Silver Mines, Inc.*	3,300	13,744
Franco-Nevada Corp.	584	31,169
Fresnillo PLC	603	15,851
Furukawa-Sky Aluminum Corp.	2,000	5,830
Gabriel Resources Ltd.*	2,500	6,432
Gindalbie Metals Ltd.*	6,828	1,959
Glencore International PLC	13,855	86,427
Godo Steel Ltd.	2,000	4,032
Goldcorp, Inc.	3,025	106,391
Golden Star Resources Ltd.*	1,340	2,146
Grange Resources Ltd.	17,176	5,106
G-Resources Group Ltd.*	111,000	6,154
Guyana Goldfields, Inc.*	1,900	6,429
Harry Winston Diamond Corp.*	1,740	25,642
High River Gold Mines Ltd.*	5,009	7,021
Highland Gold Mining Ltd.	5,221	9,271
Hitachi Metals Ltd.	1,000	8,602
Hochschild Mining PLC	458	3,070
Hoganas AB, Class B	699	28,891
HudBay Minerals, Inc.	2,002	23,250
IAMGOLD Corp.	2,296	18,826
Iluka Resources Ltd.	2,166	21,960
Imdex Ltd.	5,210	9,863
Imperial Metals Corp.*	960	12,898
Independence Group NL	2,157	9,899
Inmet Mining Corp.	234	16,867
International Minerals Corp.	786	3,643
Ivanplats Ltd., Class A*	4,900	23,547
JFE Holdings, Inc.	1,800	38,442
Katanga Mining Ltd.*	18,000	13,335
Kazakhmys PLC	402	4,653
Keegan Resources, Inc.*	1,481	5,412
Kenmare Resources PLC*	33,565	17,678
Kingsgate Consolidated Ltd.	5,028	21,135
Kinross Gold Corp.	4,250	34,805

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Kirkland Lake Gold, Inc.*	240	$1,454
Kobe Steel Ltd.	5,000	6,191
Kyoei Steel Ltd.	500	9,320
Labrador Iron Ore Royalty Corp.	132	4,485
Lake Shore Gold Corp.*	10,166	8,753
LionGold Corp. Ltd.*	6,000	5,138
Lonmin PLC*	5,665	32,334
Lundin Mining Corp.*	1,358	6,975
Lynas Corp. Ltd.*	23,425	15,637
MAG Silver Corp.*	244	2,721
Major Drilling Group International	3,043	30,191
Medusa Mining Ltd.	1,347	6,941
Midas Holdings Ltd.	10,000	4,403
Mineral Deposits Ltd.*	562	2,398
Mirabela Nickel Ltd.*	5,300	2,598
Mitsubishi Materials Corp.	3,000	9,632
Mitsubishi Steel Manufacturing Co. Ltd.	4,000	7,846
Mitsui Mining & Smelting Co. Ltd.	2,000	5,106
Mongolian Mining Corp.*	51,000	25,252
Mount Gibson Iron Ltd.	24,663	21,480
Mytilineos Holdings S.A.*	2,541	17,418
Neturen Co. Ltd.	800	5,409
Nevsun Resources Ltd.	1,283	5,420
New Gold, Inc.*	1,538	14,920
New World Resources PLC, Class A	3,486	16,028
Newcrest Mining Ltd.	2,870	70,049
Nippon Coke & Engineering Co. Ltd.	6,000	8,941
Nippon Denko Co. Ltd.	2,000	5,830
Nippon Light Metal Holdings Co. Ltd.*	15,200	17,489
Nippon Steel & Sumitomo Metal Corp.	27,205	75,420
Nittetsu Mining Co. Ltd.	2,000	8,941
Norsk Hydro ASA	3,747	17,912
Northland Resources S.A.*	4,500	856
Novagold Resources, Inc.*	2,000	8,890
NV Bekaert S.A.	326	9,817
Nyrstar*	5,301	30,761
OceanaGold Corp.*	1,784	4,858

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
OSAKA Titanium Technologies Co.	200	$4,466
Osisko Mining Corp.*	871	6,026
Outokumpu OYJ*	2,896	2,995
OZ Minerals Ltd.	695	5,031
Pacific Metals Co. Ltd.	7,000	36,511
Pan American Silver Corp.	463	8,075
PanAust Ltd.	960	2,954
Perseus Mining Ltd.*	3,823	7,776
Petra Diamonds Ltd.*	2,635	4,554
Petropavlovsk PLC	6,505	35,901
Polymetal International PLC	418	7,104
Polyus Gold International Ltd.*	1,692	6,009
Premier Gold Mines Ltd.*	4,194	14,444
Pretium Resources, Inc.*	601	6,697
Primero Mining Corp.*	500	3,109
Rainy River Resources Ltd.*	522	2,310
Randgold Resources Ltd.	348	32,939
Rautaruukki OYJ	747	5,374
Regis Resources Ltd.*	588	3,183
Resolute Mining Ltd.	4,023	5,560
Rio Alto Mining Ltd.*	1,500	7,989
Rio Tinto Ltd.	1,596	110,470
Rio Tinto PLC	4,849	273,687
Romarco Minerals, Inc.*	8,974	7,996
Rubicon Minerals Corp.*	2,843	6,632
Sabina Gold & Silver Corp.*	880	2,000
Salzgitter AG	80	3,727
San Gold Corp.*	9,500	6,467
Sandfire Resources NL*	906	7,371
Sanyo Special Steel Co. Ltd.	3,000	9,632
Schmolz + Bickenbach AG*	1,787	5,044
Seabridge Gold, Inc.*	190	2,813
SEMAFO, Inc.	2,344	6,547
Sherritt International Corp.	10,952	64,472
Silver Lake Resources Ltd.*	1,175	3,125
Silver Standard Resources, Inc.*	943	11,357
Silver Wheaton Corp.	1,310	45,522
Silvercorp Metals, Inc.	1,332	5,801
Sims Metal Management Ltd.	396	3,883

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
SSAB AB, Class A	451	$3,725
St Barbara Ltd.*	18,307	27,402
Sumitomo Light Metal Industries Ltd.	27,000	26,627
Sumitomo Metal Mining Co. Ltd.	2,000	31,186
Sundance Resources Ltd.*^	21,665	7,683
Tahoe Resources, Inc.*	154	2,481
Talvivaara Mining Co. PLC*	4,161	5,904
Tanzanian Royalty Exploration Corp.*	596	2,065
Taseko Mines Ltd.*	1,158	3,837
Teck Resources Ltd., Class B	2,018	73,439
Teranga Gold Corp.*	4,200	8,284
Thompson Creek Metals Co. Inc.*	1,270	5,149
ThyssenKrupp AG*	1,431	34,750
Toho Titanium Co. Ltd.	1,100	10,258
Toho Zinc Co. Ltd.	7,000	30,298
Tokyo Steel Manufacturing Co. Ltd.	3,900	20,427
Topy Industries Ltd.	10,000	23,559
Torex Gold Resources, Inc.*	7,686	15,390
Toyo Kohan Co. Ltd.	1,000	3,539
Turquoise Hill Resources Ltd.*	1,138	8,750
Umicore S.A.	349	18,168
Vedanta Resources PLC	1,197	22,849
Viohalco Hellenic Copper and Aluminum Industry S.A.*	1,200	7,802
Voestalpine AG	912	33,387
Western Areas Ltd.	924	4,221
Xstrata PLC	7,628	142,888
Yamana Gold, Inc.	2,817	45,970
Yamato Kogyo Co. Ltd.	200	5,735
Yodogawa Steel Works Ltd.	7,000	25,005

		4,197,711
Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A	248	17,236
The Daiei Inc.*	2,750	6,268
David Jones Ltd.	5,898	15,380
Debenhams PLC	9,228	14,821
Dollarama, Inc.	150	9,112
Don Quijote Co. Ltd.	200	7,977

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Fuji Co. Ltd./Ehime	400	$8,078
H2O Retailing Corp.	1,000	8,218
Isetan Mitsukoshi Holdings Ltd.	1,000	9,895
Izumi Co. Ltd.	100	2,137
J Front Retailing Co. Ltd.	2,000	11,002
Lifestyle International Holdings Ltd.	1,000	2,569
Marks & Spencer Group PLC	5,136	30,918
Marui Group Co. Ltd.	800	6,513
Matsuya Co. Ltd.*	600	5,450
Mothercare PLC*	1,247	6,129
Myer Holdings Ltd.	21,313	55,354
Next PLC	487	31,332
PPR	258	55,473
Ryohin Keikaku Co. Ltd.	100	5,687
Sears Canada, Inc.	800	7,641
Takashimaya Co. Ltd.	2,000	14,749

		331,939
Multi-Utilities - 1.0%
A2A SpA	43,830	29,325
ACEA S.p.A.	1,982	12,801
AGL Energy Ltd.	2,174	34,921
Atco Ltd./Canada, Class I	90	7,542
Canadian Utilities Ltd., Class A	264	20,153
Centrica PLC	17,349	96,326
DUET Group	3,118	7,155
E.ON AG	6,589	114,527
GDF Suez	4,729	96,993
Hera SpA	2,854	5,249
Iren SpA	12,019	9,226
Just Energy Group, Inc.	1,758	17,407
National Grid PLC	12,556	137,656
REN - Redes Energeticas Nacionais SGPS S.A.	2,467	7,745
RWE AG	1,861	69,844
Veolia Environnement S.A.	1,161	14,965

		681,835
Office Electronics - 0.4%
Brother Industries Ltd.	500	5,320
Canon, Inc.	4,300	158,553
Konica Minolta Holdings, Inc.	1,500	11,949

	Shares	Value
Common Stocks - (continued)
Office Electronics - (continued)
Neopost S.A.	1,285	$73,259
Ricoh Co. Ltd.	2,000	22,266
Riso Kagaku Corp.	400	7,933

		279,280
Oil, Gas & Consumable Fuels - 7.4%
Advantage Oil & Gas Ltd.*	928	2,676
Afren PLC*	1,992	4,529
Alliance Oil Co. Ltd.*	3,708	32,458
AltaGas Ltd.	222	7,848
Angle Energy, Inc.*	2,300	6,355
AOC Holdings, Inc.	800	3,410
Aquila Resources Ltd.*	2,895	9,421
ARC Resources Ltd.	1,173	27,562
Athabasca Oil Corp.*	758	8,036
Aurora Oil & Gas Ltd.*	674	2,657
AvenEx Energy Corp.	1,600	3,957
Avner Oil Exploration LLP*	21,609	14,479
AWE Ltd.*	5,104	6,788
Bankers Petroleum Ltd.*	1,843	5,665
Baytex Energy Corp.	465	21,349
Beach Energy Ltd.	2,222	3,303
BG Group PLC	12,187	216,405
Birchcliff Energy Ltd.*	582	4,254
BlackPearl Resources, Inc.*	2,213	6,868
Bonavista Energy Corp.	536	7,234
Bonheur ASA	195	5,094
Bonterra Energy Corp.	200	9,461
BowLeven PLC*	6,058	6,675
BP PLC	68,361	505,877
Brightoil Petroleum Holdings Ltd.*	86,000	16,744
Bumi PLC*	2,389	13,048
Buru Energy Ltd.*	896	2,187
Cairn Energy PLC*	1,237	5,629
Caltex Australia Ltd.	948	19,203
Cameco Corp.	1,290	27,767
Canadian Natural Resources Ltd.	3,831	115,523
Canadian Oil Sands Ltd.	2,546	53,502
Celtic Exploration Ltd.*	160	4,256
Cenovus Energy, Inc.	2,791	92,516
China Aviation Oil Singapore Corp. Ltd.	4,000	3,490

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Coalspur Mines Ltd.*	2,592	$2,230
Coastal Energy Co.*	134	2,946
Cosmo Oil Co. Ltd.	2,000	4,515
Crescent Point Energy Corp.	1,327	51,255
Crew Energy, Inc.*	883	5,260
Delek Group Ltd.	19	4,668
Denison Mines Corp.*	1,978	2,713
DNO International ASA*	5,536	9,394
Dragon Oil PLC	542	4,874
Enbridge Income Fund Holdings Inc.	300	7,617
Enbridge, Inc.	2,720	119,409
Encana Corp.	2,769	53,448
Energy Resources of Australia Ltd.*	1,430	2,066
Enerplus Corp.	1,476	19,786
ENI S.p.A.	8,649	217,075
EnQuest PLC*	23,900	48,957
ERG SpA	434	4,253
Esso SA Francaise	52	4,163
Etablissements Maurel et Prom	3,194	59,007
Exmar NV	486	4,981
Freehold Royalties Ltd.	526	12,165
Frontline Ltd./Bermuda*	1,600	5,552
Galp Energia SGPS S.A.	554	8,998
Ganger Rolf ASA	908	22,225
Genel Energy PLC*	1,199	14,637
Gibson Energy, Inc.	242	6,086
Golar LNG Ltd.	100	4,105
Gulf Keystone Petroleum Ltd.*	1,707	5,541
Heritage Oil PLC*	882	2,786
Hoegh LNG Holdings Ltd.*	387	3,641
Husky Energy, Inc.	1,100	34,249
Idemitsu Kosan Co. Ltd.	100	8,788
Imperial Oil Ltd.	852	37,361
Inpex Corp.	8	46,461
Isramco Negev 2 LP*	34,999	5,745
Ithaca Energy, Inc.*	10,002	20,327
Itochu Enex Co. Ltd.	3,600	19,408
Japan Petroleum Exploration Co.	200	7,385
JKX Oil & Gas PLC*	2,004	1,747

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
JX Holdings, Inc.	8,100	$47,929
Kanto Natural Gas Development Ltd.	1,000	5,534
Karoon Gas Australia Ltd.*	1,567	10,591
Keyera Corp.	258	13,406
Legacy Oil + Gas, Inc.*	998	6,934
Linc Energy Ltd.*	2,391	6,060
Lundin Petroleum AB*	924	23,713
MEG Energy Corp.*	446	15,222
Mongolia Energy Corp. Ltd.*	56,000	2,924
Motor Oil Hellas Corinth Refineries S.A.	397	4,581
Neste Oil OYJ	268	4,274
Nexen, Inc.	1,893	50,563
Niko Resources Ltd.	400	4,169
Nippon Gas Co. Ltd.	200	2,498
NuVista Energy Ltd.*	613	3,210
Oil Search Ltd.	3,765	28,668
OMV AG	404	16,649
Ophir Energy PLC*	352	2,855
Origin Energy Ltd.	4,118	54,078
Pacific Rubiales Energy Corp.	1,860	43,332
Paladin Energy Ltd.*	6,147	7,309
Paramount Resources Ltd., Class A*	80	2,595
Parex Resources, Inc.*	4,142	23,637
Parkland Fuel Corp.	834	16,557
Pembina Pipeline Corp.	1,047	30,335
Pengrowth Energy Corp.	1,602	7,297
Penn West Petroleum Ltd.	1,825	18,435
PetroBakken Energy Ltd.	1,347	11,867
Petrobank Energy & Resources Ltd.*	814	701
Petrominerales Ltd.	3,150	28,004
Peyto Exploration & Development Corp.	336	7,744
Premier Oil PLC*	1,543	9,142
Repsol S.A.	2,912	65,003
Roc Oil Co. Ltd.*	17,561	8,792
Rockhopper Exploration PLC*	2,350	5,822
Royal Dutch Shell PLC, Class A	13,375	475,213
Royal Dutch Shell PLC, Class B	9,326	339,189

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
San-Ai Oil Co. Ltd.	2,000	$8,700
Santos Ltd.	3,777	47,118
Saras SpA*	2,042	2,752
Senex Energy Ltd.*	18,154	12,876
Showa Shell Sekiyu KK	600	3,485
Sinanen Co. Ltd.	2,000	8,284
Soco International PLC*	2,533	15,381
Statoil ASA	4,100	108,970
Suncor Energy, Inc.	5,588	189,651
Sunshine Oilsands Ltd.*	32,337	13,176
Surge Energy, Inc.*	700	2,453
Talisman Energy, Inc.	3,858	48,126
TonenGeneral Sekiyu KK	1,000	8,733
Total Gabon	20	9,984
Total S.A.	7,932	429,922
Tourmaline Oil Corp.*	457	15,487
TransCanada Corp.	2,624	124,022
TransGlobe Energy Corp.*	708	6,046
Trilogy Energy Corp.	106	3,008
Tullow Oil PLC	3,331	60,099
Uranium One, Inc.*	3,100	8,442
Veresen, Inc.	445	5,720
Vermilion Energy, Inc.	302	15,468
Washington H Soul Pattinson & Co. Ltd.	264	3,773
Whitecap Resources, Inc.	1,320	12,647
Whitehaven Coal Ltd.	810	2,771
Woodside Petroleum Ltd.	2,360	87,313

		4,831,289
Paper & Forest Products - 0.3%
Ahlstrom Oyj*	885	16,746
BillerudKorsnas AB	1,632	17,376
Canfor Corp.*	300	5,520
Canfor Pulp Products, Inc.	900	9,010
Daiken Corp.	2,000	5,523
Daio Paper Corp.	1,000	6,816
Ence Energia y Celulosa S.A	6,390	19,082
Holmen AB, Class B	194	5,979
Metsa Board OYJ*	1,156	3,844
Mitsubishi Paper Mills Ltd.*	9,000	8,876
Mondi PLC	761	9,013
Nippon Paper Group, Inc.	200	2,847
Norbord Inc.*	114	3,338

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
Oji Holdings Corp.	3,000	$9,730
Semapa-Sociedade de Investimento e Gestao	2,181	21,020
Stella-Jones, Inc.	57	4,309
Stora Enso Oyj, Class R	2,169	15,472
UPM-Kymmene Oyj	1,717	20,964
Sumitomo Forestry Co. Ltd.	500	4,904
West Fraser Timber Co. Ltd.	65	5,211

		195,580
Personal Products - 0.5%
Aderans Co. Ltd.*	500	6,503
Atrium Innovations, Inc.*	700	9,005
Beiersdorf AG	342	30,013
Dr Ci:Labo Co. Ltd.	1	2,961
Fancl Corp.	400	4,497
Kao Corp.	1,800	51,755
Kobayashi Pharmaceutical Co. Ltd.	100	4,887
Kose Corp.	200	4,225
L’Oreal S.A.	812	120,582
Mandom Corp.	200	5,959
Milbon Co. Ltd.	200	6,465
Oriflame Cosmetics S.A.	1,635	53,549
Shiseido Co. Ltd.	1,200	16,660

		317,061
Pharmaceuticals - 5.7%
Acrux Ltd.	918	3,303
ALK-Abello A/S	82	6,206
Almirall SA	368	4,556
Astellas Pharma, Inc.	1,500	76,512
AstraZeneca PLC	4,148	200,779
Bayer AG	2,917	287,779
BTG PLC*	3,357	17,670
Chugai Pharmaceutical Co. Ltd.	600	12,367
Daiichi Sankyo Co. Ltd.	2,400	40,710
Dainippon Sumitomo Pharma Co. Ltd.	1,000	14,113
Eisai Co. Ltd.	800	35,065
Faes Farma S.A.	1,708	5,309
Fuso Pharmaceutical Industries Ltd.	2,000	8,043
Galenica AG	15	8,937
GlaxoSmithKline PLC	17,269	395,765
H Lundbeck A/S	500	7,905

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Haw Par Corp. Ltd.	1,000	$5,421
Hikma Pharmaceuticals PLC	312	3,989
Hisamitsu Pharmaceutical Co. Inc.	300	16,091
Kyowa Hakko Kirin Co. Ltd.	1,000	9,467
Meda AB, Class A	476	5,558
Merck KGaA	240	33,376
Mitsubishi Tanabe Pharma Corp.	600	8,067
Nichi-iko Pharmaceutical Co. Ltd.	200	4,217
Nippon Shinyaku Co. Ltd.	1,000	12,579
Novartis AG	8,580	584,250
Novo Nordisk A/S, Class B	1,437	264,308
Ono Pharmaceutical Co. Ltd.	400	21,105
Orion OYJ, Class B	611	17,068
Otsuka Holdings Co. Ltd.	1,300	41,994
Paladin Labs, Inc.*	100	4,429
Pronova BioPharma ASA	3,312	8,107
Recordati SpA	2,678	27,391
Roche Holding AG	2,609	577,528
Rohto Pharmaceutical Co. Ltd.	1,000	12,536
Sanofi	4,080	397,974
Santen Pharmaceutical Co. Ltd.	400	16,502
Sawai Pharmaceutical Co. Ltd.	100	10,289
Seikagaku Corp.	300	3,294
Shionogi & Co. Ltd.	1,400	25,067
Shire PLC	2,001	67,035
Stada Arzneimittel AG	668	24,623
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,914
Takeda Pharmaceutical Co. Ltd.	2,700	139,053
Teva Pharmaceutical Industries Ltd.	3,417	126,707
Towa Pharmaceutical Co. Ltd.	100	5,353
Tsumura & Co.	200	6,597
UCB S.A.	415	23,950
Valeant Pharmaceuticals International, Inc.*	1,011	66,945
Virbac S.A.	82	18,366

		3,721,169

	Shares	Value
Common Stocks - (continued)
Professional Services - 0.7%
Adecco S.A.*	411	$23,608
ALS Ltd./Queensland	1,105	12,966
Brunel International NV	60	3,212
Bureau Veritas S.A.	188	22,510
Capita PLC	2,319	28,935
DKSH Holding AG*	54	4,235
Experian PLC	3,757	64,390
Hays PLC	17,100	24,129
Intertek Group PLC	519	25,582
McMillan Shakespeare Ltd.	342	4,909
Meitec Corp.	200	5,122
Michael Page International PLC	3,584	23,138
Randstad Holding N.V.	410	16,997
SAI Global Ltd.	1,801	8,416
Seek Ltd.	658	5,758
SGS S.A.	19	45,241
Stantec, Inc.	78	3,191
Sthree PLC	578	3,065
Teleperformance S.A.	1,956	77,966
Temp Holdings Co. Ltd.	600	7,554
USG People NV	2,305	19,640
WS Atkins PLC	3,607	47,437

		478,001
Real Estate Investment Trusts (REITs) - 2.0%
Abacus Property Group	2,180	4,889
Advance Residence Investment Corp.	2	4,166
Allied Properties Real Estate Investment Trust	122	4,213
Altarea	180	28,709
ANF Immobilier	37	1,143
Ascendas Real Estate Investment Trust	7,000	14,308
Ascott Residence Trust	9,000	10,070
Befimmo SCA Sicafi	387	27,048
Beni Stabili SpA	6,026	4,163
Big Yellow Group PLC	622	3,649
Boardwalk Real Estate Investment Trust	307	20,178
British Land Co. PLC	2,843	25,332
Brookfield Canada Office Properties	200	5,933
BWP Trust	5,288	12,907

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Cache Logistics Trust	7,000	$7,126
Calloway Real Estate Investment Trust	200	5,925
Canadian Real Estate Investment Trust	100	4,494
CapitaCommercial Trust	4,000	5,381
Capital Shopping Centres Group PLC	1,295	7,313
CapitaRetail China Trust	9,000	12,761
CDL Hospitality Trusts	4,000	6,528
CFS Retail Property Trust Group	4,596	9,588
Charter Hall Group	1,510	5,355
Charter Hall Retail REIT	4,101	16,340
Chartwell Retirement Residences	346	3,758
Cofinimmo	25	3,021
Corio NV	534	25,924
Cromwell Property Group	10,592	9,612
Daiwahouse Residential Investment Corp.	1	8,383
Derwent London PLC	416	14,233
Dexus Property Group	16,082	17,529
Dundee Real Estate Investment Trust, Class A	200	7,487
Eurocommercial Properties NV	493	19,641
Far East Hospitality Trust*	9,000	7,598
Federation Centres	3,426	8,326
Fonciere des Murs	1,718	43,212
Fonciere Des Regions	50	4,222
Fortune Real Estate Investment Trust	10,000	8,910
Frasers Centrepoint Trust	5,000	7,836
Frontier Real Estate Investment Corp.	1	9,281
Fukuoka REIT Co.	1	7,890
Gecina S.A.	121	13,714
Global One Real Estate Investment Corp.	1	6,224
Goodman Group	6,207	29,134
Goodman Property Trust	18,542	15,971
GPT Group	5,917	23,391
Granite Real Estate Investment Trust	132	5,180
Great Portland Estates PLC	1,970	15,195

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
H&R Real Estate Investment Trust	214	$5,067
Hammerson PLC	1,848	14,231
ICADE	114	10,058
Immobiliare Grande Distribuzione	4,058	4,630
InnVest Real Estate Investment Trust	1,100	4,912
Investa Office Fund	1,366	4,317
Japan Hotel REIT Investment Corp.	13	4,244
Japan Prime Realty Investment Corp.	3	8,547
Japan Real Estate Investment Corp.	2	20,250
Japan Rental Housing Investments, Inc.	4	2,954
Japan Retail Fund Investment Corp.	5	9,489
Kiwi Income Property Trust	2,741	2,637
Klepierre	243	9,582
Land Securities Group PLC	2,300	29,282
The Link REIT	7,500	38,972
Lippo Malls Indonesia Retail Trust	12,000	5,090
London & Stamford Property PLC	13,999	24,525
Mapletree Commercial Trust	4,000	4,314
Mapletree Industrial Trust	5,000	5,534
Mapletree Logistics Trust	5,000	4,726
Mercialys S.A.	257	5,719
MID Reit, Inc.	1	2,457
Mirvac Group	11,763	19,508
Morguard Real Estate Investment Trust	1,350	25,950
Mori Hills REIT Investment Corp.	1	5,315
Mori Trust Sogo Reit, Inc.	1	8,481
Nieuwe Steen Investments NV	2,154	18,713
Nippon Accommodations Fund, Inc.	1	7,659
Nippon Building Fund, Inc.	2	20,666
Nomura Real Estate Office Fund, Inc.	1	5,906
Nomura Real Estate Residential Fund, Inc.	1	5,654
Orix JREIT, Inc.	1	5,676

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Parkway Life Real Estate Investment Trust	2,000	$3,765
Premier Investment Corp.	2	8,580
RioCan Real Estate Investment Trust	487	13,106
Segro PLC	1,477	5,812
Sekisui House SI Investment Co.	1	4,838
Shaftesbury PLC	1,551	13,586
Societe Immobiliere de Location pour l’Industrie et le Commerce	114	12,472
Starhill Global REIT	14,000	9,557
Stockland	7,278	26,190
Suntec Real Estate Investment Trust	15,000	20,540
Tokyu REIT, Inc.	3	17,028
Top REIT, Inc.	2	9,424
Unibail-Rodamco SE	325	76,783
United Urban Investment Corp.	4	4,896
Vastned Retail N.V.	534	24,101
Warehouses De Pauw SCA	68	4,216
Wereldhave N.V.	243	16,750
Westfield Group	7,561	88,171
Westfield Retail Trust	9,042	30,274
Workspace Group PLC	750	3,873

		1,302,218
Real Estate Management & Development - 2.7%
Aeon Mall Co. Ltd.	200	4,832
Africa Israel Investments Ltd.*	1,104	2,677
Allreal Holding AG*	27	4,092
Alony Hetz Properties & Investments Ltd.	3,954	24,770
Amot Investments Ltd.	2,453	6,268
Argosy Property Ltd.	6,525	5,072
Ascendas India Trust	16,000	10,599
Atrium European Real Estate Ltd.	1,234	7,620
Atrium Ljungberg AB, Class B	292	4,084
Brookfield Asset Management, Inc., Class A	1,903	70,130
Brookfield Office Properties, Inc.	836	13,751

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Bukit Sembawang Estates Ltd.	6,000	$32,962
CA Immobilien Anlagen AG*	564	8,414
Capital & Counties Properties PLC	3,771	14,468
CapitaLand Ltd.	8,000	25,852
CapitaMalls Asia Ltd.	2,000	3,490
Castellum AB	1,191	17,557
Cheung Kong Holdings Ltd.	5,000	82,006
City Developments Ltd.	2,000	18,888
Citycon OYJ	1,256	4,194
CLS Holdings PLC*	280	3,392
Conwert Immobilien Invest SE	573	7,775
Daejan Holdings PLC	137	6,668
Daibiru Corp.	400	3,892
Daito Trust Construction Co. Ltd.	300	29,652
Daiwa House Industry Co. Ltd.	2,000	36,796
Deutsche Euroshop AG	475	20,226
Deutsche Wohnen AG	735	14,147
Emperor International Holdings	22,000	6,893
Fabege AB	1,676	18,306
Fastighets AB Balder, Class B*	2,474	16,835
First Capital Realty, Inc.	300	5,677
FirstService Corp./Canada*	304	8,933
FKP Property Group	4,078	7,316
GAGFAH S.A.*	641	7,840
Global Logistic Properties Ltd.	6,000	13,379
Goldcrest Co. Ltd.	500	9,528
Grainger PLC	3,045	6,030
Great Eagle Holdings Ltd.	9,000	34,930
GSW Immobilien AG	538	22,953
Hang Lung Group Ltd.	4,000	24,267
Hang Lung Properties Ltd.	10,000	37,715
Heiwa Real Estate Co. Ltd.	300	4,066
Henderson Land Development Co. Ltd.	4,000	28,780
HKR International Ltd.	18,400	10,653
Hongkong Land Holdings Ltd.	5,000	39,150
Hufvudstaden AB, Class A	283	3,658

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Hulic Co. Ltd.	500	$3,172
Hysan Development Co. Ltd.	2,000	10,070
Iida Home Max	400	5,220
IMMOFINANZ AG*	2,190	9,596
IVG Immobilien AG*	3,867	12,451
K Wah International Holdings Ltd.	37,000	21,516
Keppel Land Ltd.	2,000	6,883
Kerry Properties Ltd.	1,500	8,104
Klovern AB	2,288	9,852
Kowloon Development Co. Ltd.	9,000	13,833
Kungsleden AB	4,927	30,430
Lend Lease Group	1,701	18,381
Leopalace21 Corp.*	6,600	25,457
Midland Holdings Ltd.	4,000	2,037
Mitsubishi Estate Co. Ltd.	5,000	121,302
Mitsui Fudosan Co. Ltd.	3,000	68,672
Mobimo Holding AG*	90	21,054
Morguard Corp.	325	38,720
New World Development Co. Ltd.	18,000	33,096
Nitsba Holdings 1995 Ltd.*	591	5,315
Nomura Real Estate Holdings, Inc.	200	3,653
Norwegian Property ASA	3,497	5,379
Peet Ltd.*	5,644	6,976
Polytec Asset Holdings Ltd.	25,000	3,514
Precinct Properties New Zealand Ltd.	5,962	5,110
PSP Swiss Property AG*	99	9,487
Relo Holdings, Inc.	600	22,156
Savills PLC	2,611	20,491
Sino Land Co. Ltd.	14,000	26,175
Songbird Estates PLC*	5,116	10,362
Sponda OYJ	980	4,749
ST Modwen Properties PLC	832	3,126
Sumitomo Realty & Development Co. Ltd.	1,000	30,517
Sun Hung Kai Properties Ltd.	5,000	82,071
Swire Pacific Ltd.	5,000	12,198
Swire Pacific Ltd., Class A	3,000	38,508
Swire Properties Ltd.	3,600	13,183
Swiss Prime Site AG*	182	15,382

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
TOC Co. Ltd.	400	$2,608
Tokyo Tatemono Co. Ltd.	1,000	4,690
Tokyu Land Corp.	1,000	7,144
Tokyu Livable, Inc.	400	6,351
Unite Group PLC	1,067	4,820
UOL Group Ltd.	2,000	10,099
Wallenstam AB, Class B	706	8,793
Wharf Holdings Ltd.	6,000	52,995
Wheelock & Co. Ltd.	4,000	22,539
Wihlborgs Fastigheter AB	574	9,179
Wing Tai Holdings Ltd.	15,000	23,085
Ying Li International Real Estate Ltd.*	24,000	9,307

		1,730,991
Road & Rail - 1.4%
Asciano Ltd.	3,618	18,227
Aurizon Holdings Ltd.	7,022	29,078
Canadian National Railway Co.	1,560	149,511
Canadian Pacific Railway Ltd.	624	71,936
Central Japan Railway Co.	600	52,597
ComfortDelGro Corp. Ltd.	4,000	6,237
DSV A/S	776	19,906
East Japan Railway Co.	1,200	81,262
Firstgroup PLC	17,359	53,392
Go-Ahead Group PLC	1,442	29,835
Hankyu Hanshin Holdings, Inc.	3,000	16,404
KEIKYU CORP	2,000	17,006
Keio Corp.	3,000	22,321
Keisei Electric Railway Co. Ltd.	1,000	8,887
Kintetsu Corp.	6,000	24,721
Maruzen Showa Unyu Co. Ltd.	2,000	5,808
MTR Corp. Ltd.	4,000	16,504
Nagoya Railroad Co. Ltd.	2,000	5,457
Nankai Electric Railway Co. Ltd.	2,000	8,766
National Express Group PLC	15,901	52,210
Nippon Express Co. Ltd.	2,000	8,284
Nippon Konpo Unyu Soko Co. Ltd.	2,000	27,789

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Nishi-Nippon Railroad Co. Ltd.	1,000	$4,054
Odakyu Electric Railway Co. Ltd.	2,000	20,075
Sankyu, Inc.	2,000	7,911
Senko Co. Ltd.	5,000	23,340
Sixt AG	826	17,248
SMRT Corp. Ltd.	8,000	10,535
Sotetsu Holdings, Inc.	1,000	3,353
Stagecoach Group PLC	834	4,047
Tobu Railway Co. Ltd.	4,000	21,521
Tokyu Corp.	6,000	32,676
TransForce, Inc.	200	4,435
Transport International Holdings Ltd.	4,000	8,995
West Japan Railway Co.	600	23,734

		908,062
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp.	200	2,720
Aixtron SE NA	943	12,864
AMS AG	67	8,249
ARM Holdings PLC	4,885	66,839
ASM International NV	799	31,843
ASM Pacific Technology Ltd.	400	5,055
ASML Holding NV	1,165	87,450
CSR PLC	1,626	9,306
Dainippon Screen Manufacturing Co. Ltd.	1,000	5,106
Dialog Semiconductor PLC*	650	11,602
Disco Corp.	100	5,512
EZchip Semiconductor Ltd.*	200	6,158
Imagination Technologies Group PLC*	2,593	20,987
Infineon Technologies AG	4,004	36,116
Kontron AG	1,250	7,469
Megachips Corp.	200	3,430
Mellanox Technologies Ltd.*	100	5,322
Micronas Semiconductor Holding AG*	997	9,231
Mimasu Semiconductor Industry Co. Ltd.	500	4,109
Nordic Semiconductor ASA*	868	2,394
Nuflare Technology, Inc.	1	6,958

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Renewable Energy Corp. ASA*	31,852	$6,167
Rohm Co. Ltd.	300	9,993
Sanken Electric Co. Ltd.	5,000	19,998
Shinko Electric Industries Co. Ltd.	600	4,583
Silex Systems Ltd.*	720	2,343
SMA Solar Technology AG	212	5,468
SOITEC*	884	3,300
Solarworld AG	1,426	2,096
STATS ChipPAC Ltd.*	84,000	35,967
STMicroelectronics N.V.	2,091	17,995
Sumco Corp.*	600	6,239
Tokyo Electron Ltd.	600	25,773
Tokyo Seimitsu Co. Ltd.	200	3,436
Ulvac, Inc.*	300	2,669
Wolfson Microelectronics PLC*	714	2,278

		497,025
Software - 0.9%
Allot Communications Ltd.*	300	4,137
Aveva Group PLC	618	21,174
Computer Modelling Group Ltd.	400	8,794
Constellation Software, Inc./Canada	120	15,016
Dassault Systemes S.A.	237	26,341
DTS Corp.	300	3,797
Fidessa Group PLC	987	24,083
Fuji Soft, Inc.	600	12,702
Konami Corp.	200	4,241
MacDonald Dettwiler & Associates Ltd.	50	3,140
Micro Focus International PLC	1,923	18,613
Nexon Co. Ltd.*	300	3,159
NICE Systems Ltd.*	126	4,611
Nintendo Co. Ltd.	400	39,097
NSD Co. Ltd.	1,000	9,281
Oracle Corp. Japan	200	8,350
Playtech Ltd.	1,011	7,420
Retalix Ltd.*	195	5,819
The Sage Group PLC	4,861	24,870
SAP AG	3,223	263,982

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
SimCorp A/S	37	$8,852
Software AG	122	4,697
Tecmo Koei Holdings Co. Ltd.	1,200	9,730
Temenos Group AG*	630	12,870
Trend Micro, Inc.	200	5,854
UBISOFT Entertainment*	3,123	30,140

		580,770
Specialty Retail - 1.6%
Alpen Co. Ltd.	500	9,128
AOKI Holdings, Inc.	100	2,403
Aoyama Trading Co. Ltd.	500	9,807
ARB Corp. Ltd.	1,725	21,375
Automotive Holdings Group Ltd.	4,953	18,598
Baoxin Auto Group Ltd.*	10,000	10,380
Bic Camera, Inc.	36	18,087
BMTC Group, Inc., Class A	244	3,432
Carpetright PLC*	268	2,889
Carphone Warehouse Group PLC	2,040	7,124
Charles Voegele Holding AG*	170	3,426
Chiyoda Co. Ltd.	200	4,635
Chow Sang Sang Holdings International Ltd.	3,000	7,949
Chow Tai Fook Jewellery Group Ltd.	2,800	4,462
Clas Ohlson AB, Class B	1,413	21,096
Darty PLC	6,542	6,249
Delek Automotive Systems Ltd.	942	8,644
Dixons Retail PLC*	48,145	20,991
Douglas Holding AG	69	3,573
Dufry AG*	55	7,509
Dunelm Group PLC	394	4,747
EDION Corp.	1,700	8,196
Emperor Watch & Jewellery Ltd.	120,000	14,854
Esprit Holdings Ltd.	4,800	6,672
Fast Retailing Co. Ltd.	200	52,772
Fielmann AG	70	7,147
Folli Follie Group*	230	4,277
Geo Holdings Corp.	7	7,034
Giordano International Ltd.	12,000	12,193
Gulliver International Co. Ltd.	100	4,252

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Halfords Group PLC	2,506	$13,533
Hennes & Mauritz AB, Class B	3,282	120,797
Honeys Co. Ltd.	400	4,909
Howden Joinery Group PLC	6,201	18,444
Inditex S.A.	788	110,386
IT Ltd.	14,000	6,083
JB Hi-Fi Ltd.	3,697	38,176
Joshin Denki Co. Ltd.	1,000	10,059
JUMBO S.A.*	3,471	30,154
Kathmandu Holdings Ltd.	4,588	8,521
Keiyo Co. Ltd.	800	4,278
Kingfisher PLC	8,281	35,409
Kohnan Shoji Co. Ltd.	1,900	22,860
K’s Holdings Corp.	200	5,459
L’Occitane International S.A.	1,000	3,004
Luk Fook Holdings International Ltd.	12,000	42,086
Megane TOP Co. Ltd.	600	7,528
Mekonomen AB	674	23,939
Nafco Co. Ltd.	200	3,057
NEC Mobiling Ltd.	400	18,277
Nishimatsuya Chain Co. Ltd.	400	3,248
Nitori Holdings Co. Ltd.	150	11,489
Pal Co. Ltd.	150	6,599
Point, Inc.	110	3,797
Praktiker AG*	2,466	4,984
Premier Investments Ltd.	550	4,274
Reitmans Canada Ltd., Class A	370	4,664
RONA, Inc.	4,490	54,437
SA SA International Holdings Ltd.	8,000	7,221
Sanrio Co. Ltd.	100	4,005
Shimamura Co. Ltd.	100	9,840
Sports Direct International PLC*	2,203	13,786
Super Retail Group Ltd.	315	3,506
SuperGroup PLC*	681	6,570
T-Gaia Corp.	500	4,936
United Arrows Ltd.	200	4,852
USS Co. Ltd.	40	4,497
Valora Holding AG	92	20,138
WH Smith PLC	1,573	16,609

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Xebio Co. Ltd.	700	$14,344
Yamada Denki Co. Ltd.	220	8,486

		1,053,142
Textiles, Apparel & Luxury Goods - 1.2%
Adidas AG	733	68,106
Asics Corp.	200	2,851
Bijou Brigitte AG	107	10,603
Billabong International Ltd.	11,986	11,689
Brunello Cucinelli SpA*	187	3,754
Burberry Group PLC	1,563	33,627
China Outfitters Holdings Ltd.	24,000	4,425
Christian Dior S.A.	181	31,620
Cie Financiere Richemont S.A.	1,873	153,975
Geox SpA	2,499	8,772
Gerry Weber International AG	393	19,109
Gildan Activewear, Inc.	761	27,969
Gunze Ltd.	2,000	5,369
Hermes International	56	18,202
Hugo Boss AG	45	5,295
The Japan Wool Textile Co. Ltd.	2,000	13,105
Kurabo Industries Ltd.	9,000	15,286
Luxottica Group SpA	362	16,653
LVMH Moet Hennessy Louis Vuitton S.A.	835	157,377
Mulberry Group PLC	152	2,887
Pacific Textile Holdings Ltd.	12,000	10,800
Pandora A/S	698	17,270
Puma SE	10	3,160
Samsonite International S.A.	1,500	3,269
Sanyo Shokai Ltd.	2,000	5,479
Seiko Holdings Corp.*	5,000	15,943
Seiren Co. Ltd.	500	3,107
Stella International Holdings Ltd.	1,500	4,313
The Swatch Group AG	109	59,785
Swatch Group AG (The)	127	11,947
Texwinca Holdings Ltd.	24,000	22,590
Tod’s SpA	29	3,960
Toyobo Co. Ltd.	2,000	3,200
Trinity Ltd.	4,000	2,471
TSI Holdings Co Ltd.	400	2,135
Unitika Ltd.*	15,000	8,547

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Yue Yuen Industrial Holdings Ltd.	1,000	$3,352

		792,002
Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG*	1,760	41,951
First National Financial Corp.	172	3,179
Home Capital Group, Inc.	70	4,249
Paragon Group of Cos. PLC	4,262	18,994

		68,373
Tobacco - 0.9%
British American Tobacco PLC	6,561	341,502
Imperial Tobacco Group PLC	3,505	130,312
Japan Tobacco, Inc.	3,000	93,590
Swedish Match AB	660	24,748

		590,152
Trading Companies & Distributors - 1.5%
Ashtead Group PLC	3,116	22,429
BayWa AG	72	3,588
Brenntag AG	182	25,928
Bunzl PLC	1,134	20,370
Cramo OYJ	1,754	24,190
Emeco Holdings Ltd.	19,197	12,314
Finning International, Inc.	661	16,901
Grafton Group PLC	4,053	23,723
Hanwa Co. Ltd.	7,000	26,923
Inaba Denki Sangyo Co. Ltd.	200	6,211
Inabata & Co. Ltd.	2,800	18,931
Indutrade AB	108	3,530
ITOCHU Corp.	5,500	62,316
Kamei Corp.	1,000	8,700
Kanematsu Corp.*	18,000	27,613
Kloeckner & Co. SE*	3,697	46,761
Kuroda Electric Co. Ltd.	700	8,576
Marubeni Corp.	6,000	44,116
MISUMI Group, Inc.	700	18,432
Mitsubishi Corp.	5,100	107,745
Mitsui & Co. Ltd.	6,300	95,335
MonotaRO Co. Ltd.	100	3,687
Nichiden Corp.	300	7,035
Noble Group Ltd.	11,000	10,842
Ramirent OYJ	2,223	21,575
Rexel S.A.	212	4,508

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Richelieu Hardware Ltd.	124	$4,904
Russel Metals, Inc.	142	3,983
Seven Group Holdings Ltd.	1,044	10,476
SIG PLC	11,924	24,955
Sojitz Corp.	3,000	4,504
Solar A/S, Class B	163	7,577
Sumikin Bussan Corp.	2,000	6,377
Sumitomo Corp.	4,200	54,398
Superior Plus Corp.	3,942	42,859
Tat Hong Holdings Ltd.	7,000	8,709
Toyota Tsusho Corp.	600	14,287
Travis Perkins PLC	691	13,256
Trusco Nakayama Corp.	500	9,298
Wajax Corp.	200	8,922
Wolseley PLC	997	46,551
Yamazen Corp.	1,800	13,353
Yuasa Trading Co. Ltd.	4,000	7,846

		954,534
Transportation Infrastructure - 0.5%
Abertis Infraestructuras S.A.	1,406	24,085
Aeroports de Paris	62	5,114
Ansaldo STS SpA	819	8,432
Atlantia SpA	1,069	19,778
Auckland International Airport Ltd.	9,106	21,694
Australian Infrastructure Fund	1,446	4,676
Autostrada Torino-Milano SpA	902	10,119
BBA Aviation PLC	8,509	29,949
Brisa Auto-Estradas de Portugal S.A.*	966	2,885
Flughafen Wien AG	104	6,420
Flughafen Zuerich AG	16	7,121
Fraport AG Frankfurt Airport Services Worldwide	68	4,121
Gemina SpA*	3,876	6,682
Groupe Eurotunnel S.A.	1,803	15,333
Hamburger Hafen und Logistik AG	216	5,338
Hutchison Port Holdings Trust, Class U	19,000	15,580
Japan Airport Terminal Co. Ltd.	500	5,243
Kamigumi Co. Ltd.	1,000	8,174
Kobenhavns Lufthavne	43	16,741

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Koninklijke Vopak N.V.	183	$12,492
Mitsubishi Logistics Corp.	1,000	15,034
Mitsui-Soko Co. Ltd.	2,000	8,722
Nissin Corp.	4,000	9,862
Qube Holdings Ltd.	4,795	8,878
SATS Ltd.	2,000	4,928
The Sumitomo Warehouse Co. Ltd.	7,000	35,284
Sydney Airport	1,178	3,895
Transurban Group	5,120	32,577
Westshore Terminals Investment Corp.	134	3,834

		352,991
Water Utilities - 0.2%
Athens Water Supply & Sewage Co. SA (The)	926	7,529
Hyflux Ltd.	4,000	4,347
Kurita Water Industries Ltd.	200	3,936
Pennon Group PLC	937	10,043
Severn Trent PLC	819	21,061
Sound Global Ltd.	11,000	5,865
Suez Environnement Co.	1,717	22,726
United Utilities Group PLC	2,317	26,890

		102,397
Wireless Telecommunication Services - 1.4%
Freenet AG	1,294	27,866
KDDI Corp.	900	67,061
Mobistar S.A.	1,056	29,012
NTT DOCOMO, Inc.	48	73,057
Okinawa Cellular Telephone Co.	200	4,390
Rogers Communications, Inc., Class B	1,579	73,271
Softbank Corp.	3,641	130,064
Sonaecom - SGPS S.A.	2,864	5,719
StarHub Ltd.	2,000	6,302
Tele2 AB, Class B	1,110	19,904
Vodafone Group PLC	174,060	474,933

		911,579

Total Common Stocks (Cost $61,662,075)		64,988,357

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Preferred Stocks - 0.4%
Automobiles - 0.3%
Porsche Automobil Holding SE	558	$48,551
Volkswagen AG	522	129,065

		177,616
Containers & Packaging - 0.0%†
Rexam PLC*^	2,929	2,090

Diversified Telecommunication Services - 0.0%†
Telecom Italia SpA	19,734	16,876

Household Products - 0.1%
Henkel AG & Co. KGaA	612	54,022

Insurance - 0.0%†
Unipol Gruppo Finanziario SpA*	7,902	18,331

Machinery - 0.0%†
KSB AG	33	19,575

Total Preferred Stocks (Cost $254,172)		288,510

	No. of Rights
Rights - 0.0%†
Phoenix Group Holdings, expiring 02/15/13 at 5 GBP*^	635	1,309
Sky Deutschland AG, expiring 02/04/13 at 4.46 EUR*	707	1
Vilmorin & Cie researches, expiring 02/04/13 at 0*^	32	415

Total Rights (Cost $—)		1,725

Total Investment Securities (Cost $61,916,247) — 99.9%		65,278,592

Other assets less liabilities — 0.1%		33,244

Net Assets — 100.0%		$65,311,836

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $17,987 or 0.03% of net assets.
(a)	144A security — Certain conditions for public sale may exist.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,917,962
Aggregate gross unrealized depreciation	(567,206)

Net unrealized appreciation	$3,350,756

Federal income tax cost of investments	$61,927,836

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2013 (Unaudited)

Futures Contracts Purchased

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contract as of January 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini MSCI EAFE Futures Contract	1	03/15/13	$84,070	$5,318

Cash collateral in the amount of $2,576 was pledged to cover margin requirements for the open futures contract as of January 31, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2013:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation
EUR	30,532	UBS AG	USD	40,000	03/20/13	$1,453

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in the following countries as of January 31, 2013:

Australia	7.9%
Austria	0.4%
Belgium	1.1%
Canada	10.6%
Denmark	1.1%
Finland	0.8%
France	7.6%
Germany	7.0%
Greece	0.3%
Hong Kong	2.9%
Ireland	0.5%
Israel	0.5%
Italy	2.2%
Japan	20.3%
Netherlands	2.4%
New Zealand	0.3%
Norway	1.2%
Portugal	0.3%
Singapore	2.0%
Spain	2.4%
Sweden	3.1%
Switzerland	6.6%
United Kingdom	18.4%
Other [1]	0.1%

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 90.5%
Aerospace & Defense - 0.2%
AviChina Industry & Technology Co. Ltd., Class H	56,000	$27,150
Embraer S.A.	5,900	48,791
Korea Aerospace Industries Ltd.*	440	10,203
S&T Dynamics Co. Ltd.*	1,910	20,697

		106,841
Air Freight & Logistics - 0.1%
Hanjin Transportation Co. Ltd.*	710	14,019
Hyundai Glovis Co. Ltd.*	176	32,810
Kerry TJ Logistics Co. Ltd.	8,000	12,653
POS Malaysia BHD	11,300	12,911
Sinotrans Ltd., Class H	160,000	29,089

		101,482
Airlines - 0.7%
Air China Ltd., Class H	26,000	22,260
AirAsia BHD	21,100	18,879
Asiana Airlines, Inc.*	1,670	9,248
Cebu Air, Inc.	6,550	9,982
China Airlines Ltd.*	32,000	14,035
China Eastern Airlines Corp. Ltd., Class H*	162,000	73,736
China Southern Airlines Co. Ltd., Class H	172,000	103,349
Eva Airways Corp.*	26,000	16,643
Garuda Indonesia Persero Tbk PT*	117,000	7,808
Grupo Aeromexico SAB de CV*	9,400	13,596
Korean Air Lines Co. Ltd.*	690	28,799
Latam Airlines Group S.A.	2,711	67,020
Malaysian Airline System BHD*	9,400	2,088
Thai Airways International PCL*	85,900	66,542
Turk Hava Yollari*	6,570	24,426

		478,411
Auto Components - 0.7%
Autometal S.A.	400	4,416
Cheng Shin Rubber Industry Co. Ltd.	14,000	36,510
Dae Won Kang Up Co. Ltd.*	820	6,084

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Gajah Tunggal Tbk PT	23,500	$5,429
Global & Yuasa Battery Co. Ltd.	110	4,465
Halla Climate Control Corp.	370	8,291
Hyundai Mobis*	781	204,408
Hyundai Wia Corp.*	159	21,464
Kenda Rubber Industrial Co. Ltd.	4,000	5,365
Kumho Tire Co., Inc.*	430	4,403
Mahle-Metal Leve SA Industria e Comercio	800	10,838
Mando Corp.	125	13,890
Minth Group Ltd.	20,000	27,078
Nan Kang Rubber Tire Co. Ltd.	4,000	4,687
Nexen Tire Corp.	650	7,551
SL Corp.*	1,280	14,693
Sri Trang Agro-Industry PCL	11,300	7,048
Sungwoo Hitech Co. Ltd.	2,863	32,076
Tianneng Power International Ltd.	54,000	38,017
Tong Yang Industry Co. Ltd.	8,000	7,153
Tupy S.A.*	200	4,625
Xingda International Holdings Ltd.	73,000	32,474

		500,965
Automobiles - 2.1%
Astra International Tbk PT	254,500	192,051
Brilliance China Automotive Holdings Ltd.*	26,000	34,933
Byd Co. Ltd., Class H*	4,000	13,384
China Motor Corp.	4,000	3,644
Dongfeng Motor Group Co. Ltd., Class H	34,000	55,501
DRB-Hicom Bhd	7,100	5,873
Ford Otomotiv Sanayi AS	144	1,637
Geely Automobile Holdings Ltd.	35,000	18,277
Ghabbour Auto	2,371	9,533
Great Wall Motor Co. Ltd., Class H	13,000	52,885
Guangzhou Automobile Group Co. Ltd., Class H	30,000	25,105

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Hyundai Motor Co.	1,889	$355,621
Jiangling Motors Corp. Ltd., Class B	4,800	12,552
Kia Motors Corp.	3,250	154,304
Kolao Holdings*	385	7,124
Mahindra & Mahindra Ltd. (GDR)	11,223	186,302
Sanyang Industry Co. Ltd.*	67,000	47,992
Ssangyong Motor Co.*	620	3,445
TAN Chong Motor Holdings BHD	5,600	9,066
Tata Motors Ltd. (ADR)	8,408	232,313
Tofas Turk Otomobil Fabrikasi AS	1,311	7,900
UMW Holdings Bhd	3,400	13,285
Yulon Motor Co. Ltd.	13,000	24,127

		1,466,854
Beverages - 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,917	43,612
Arca Continental SAB de CV	4,300	32,810
Carlsberg Brewery Malaysia Bhd	3,200	12,236
Cia Cervecerias Unidas S.A.	1,190	19,251
Cia de Bebidas das Americas	2,100	95,045
Coca-Cola Femsa SAB de CV	3,100	49,085
Coca-Cola Icecek AS	866	21,070
Distell Group Ltd.	563	6,933
Fomento Economico Mexicano SAB de CV	22,900	247,607
Fraser & Neave Holdings Bhd	2,400	14,120
Grupo Modelo SAB de CV	7,100	60,622
Guinness Anchor Bhd	2,000	10,428
Hey Song Corp.	14,000	18,207
Hite Jinro Co. Ltd.*	320	9,404
Kingway Brewery Holdings Ltd.	30,000	12,146
Lotte Chilsung Beverage Co. Ltd.*	13	17,382
Thai Beverage PCL	82,000	34,779
Tibet 5100 Water Resources Holdings Ltd.	38,000	13,817

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
Tsingtao Brewery Co. Ltd., Class H	4,000	$23,106
Vina Concha y Toro S.A.	17,987	36,064
Yantai Changyu Pioneer Wine Co. Ltd., Class B	8,300	51,274

		828,998
Biotechnology - 0.1%
Green Cross Corp.	52	6,709
Medigen Biotechnology Corp.*	3,000	18,136
Medipost Co. Ltd.*	235	17,761
Medy-Tox, Inc.	131	9,985
PharmaEngine, Inc.*	1,000	5,927
RNL BIO Co. Ltd.*	3,090	7,804
Seegene, Inc.*	200	11,571

		77,893
Building Products - 0.1%
China Liansu Group Holdings Ltd.	14,000	9,892
KCC Corp.	26	6,948
LG Hausys Ltd.	158	10,781
Sung Kwang Bend Co. Ltd.*	517	10,849
Taiwan Glass Industry Corp.	7,000	6,863
Trakya Cam Sanayi AS*	3,159	4,651
Yuanda China Holdings Ltd.	250,000	29,334

		79,318
Capital Markets - 0.8%
Administradora de Fondos de Pensiones Provida S.A.	1,279	9,418
AFP Cuprum	159	12,011
Brait SE*	12,721	45,569
Capital Securities Corp.	12,000	4,674
CETIP SA - Mercados Organizados	1,900	23,927
China Bills Finance Corp.	20,000	7,654
China Everbright Ltd.	8,000	15,081
Citadel Capital SAE*	4,678	2,731
CITIC Securities Co. Ltd., Class H	1,000	2,669
Coronation Fund Managers Ltd.	20,796	102,384
Daewoo Securities Co. Ltd.	1,950	21,399
Daishin Securities Co. Ltd.	3,330	32,721
Egyptian Financial Group-Hermes Holding*	1,929	3,105

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Egyptian Kuwaiti Holding Co. SAE	970	$1,222
Guotai Junan International Holdings Ltd.	11,000	5,446
Haitong Securities Co. Ltd., Class H*	9,600	16,389
Hanwha Investment & Securities Co. Ltd.	5,020	19,270
HMC Investment Securities Co. Ltd.	900	11,075
Hyundai Securities Co. Ltd.	340	2,769
Investec Ltd.	776	5,611
Jih Sun Financial Holdings Co. Ltd.	41,000	12,539
KIWOOM Securities Co. Ltd.	56	3,132
Korea Investment Holdings Co. Ltd.	370	14,373
Masterlink Securities Corp.	65,000	21,244
Meritz Securities Co. Ltd.	16,510	20,241
Mirae Asset Securities Co. Ltd.	160	5,547
NH Investment & Securities Co. Ltd.	1,970	9,281
OSK Holdings BHD	7,600	3,571
Pioneers Holding*	3,742	2,474
President Securities Corp.*	8,000	4,633
Samsung Securities Co. Ltd.	624	32,320
Shinyoung Securities Co. Ltd.	280	8,704
SK Securities Co. Ltd.	7,240	7,214
Sociedad de Inversiones Oro Blanco S.A.	482,526	5,836
TONGYANG Securities, Inc.	7,410	27,560
Waterland Financial Holdings Co. Ltd.	12,000	4,052
Woori Investment & Securities Co. Ltd.	950	10,774
Yuanta Financial Holding Co. Ltd.	80,000	43,351

		581,971
Chemicals - 3.2%
Aeci Ltd.	9,821	93,712
African Oxygen Ltd.	13,036	35,971
Asia Plastic Recycling Holding Ltd.*	2,000	5,927
Asia Polymer Corp.	8,000	7,248

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Barito Pacific Tbk PT*	146,000	$5,996
Batu Kawan BHD	500	2,964
Boryszew S.A.*	20,738	3,750
Capro Corp.*	2,240	22,525
Cheil Industries, Inc.	508	40,727
China BlueChemical Ltd., Class H	58,000	41,656
China Lumena New Materials Corp.	238,000	57,386
China Manmade Fibers Corp.*	31,000	11,286
China Petrochemical Development Corp.	24,700	15,183
China Steel Chemical Corp.	1,000	4,945
China Synthetic Rubber Corp.	17,000	18,482
Ciech S.A.*	1,092	7,406
Dongyue Group	106,000	70,799
Everlight Chemical Industrial Corp.	15,000	10,516
Foosung Co. Ltd.*	1,120	4,911
Formosa Chemicals & Fibre Corp.	33,000	89,635
Formosa Plastics Corp.	44,000	119,513
Formosan Rubber Group, Inc.	16,000	11,542
Fufeng Group Ltd.	60,000	28,625
Grand Pacific Petrochemical	81,000	41,835
Gubre Fabrikalari TAS*	2,002	18,323
Hanwha Chemical Corp.*	850	15,026
Hanwha Corp.*	430	13,209
Ho Tung Chemical Corp.*	27,000	12,665
Honbridge Holdings Ltd.*	46,000	6,999
Huabao International Holdings Ltd.	20,000	10,883
Huchems Fine Chemical Corp.*	920	21,544
Hyosung Corp.*	288	16,874
Indorama Ventures PCL	30,000	26,408
Kolon Industries, Inc.*	222	12,558
Korea Petrochemical Ind Co. Ltd.*	144	7,062
Kumho Petro chemical Co. Ltd.*	180	19,671
LCY Chemical Corp.	1,000	1,326
LG Chem Ltd.	508	142,054

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Lotte Chemical Corp.*	397	$92,056
Mexichem SAB de CV	9,900	56,015
Namhae Chemical Corp.	780	5,387
Nan Ya Plastics Corp.	47,000	95,507
OCI Co. Ltd.*	195	29,995
OCI Materials Co. Ltd.*	560	18,539
Omnia Holdings Ltd.	4,566	73,628
Oriental Union Chemical Corp.	6,000	7,092
Petronas Chemicals Group Bhd	27,800	53,238
Phosagro OAO (GDR)	2,766	38,309
PTT Global Chemical PCL	23,900	64,118
Samsung Fine Chemicals Co. Ltd.	315	15,245
San Fang Chemical Industry Co. Ltd.	4,000	3,211
Shinkong Synthetic Fibers Corp.	132,000	42,604
Sidi Kerir Petrochemicals Co.	3,587	7,019
Sinofert Holdings Ltd.	170,000	42,305
Sinopec Shanghai Petrochemical Co. Ltd., Class H	186,000	69,071
SK Chemicals Co. Ltd.	179	9,830
SKC Co. Ltd.	300	9,615
Solar Applied Materials Technology Co.	34,000	42,030
Soulbrain Co. Ltd.*	269	9,573
Synthos S.A.	5,410	9,172
Taekwang Industrial Co. Ltd.*	31	27,557
Taiwan Fertilizer Co. Ltd.	9,000	22,312
Taiwan Prosperity Chemical Corp.	13,000	17,105
TSRC Corp.	7,000	14,201
Unipetrol AS*	2,429	21,859
UPC Technology Corp.	63,000	35,206
Uralkali OJSC (GDR)	3,864	147,373
USI Corp.	16,000	12,626
Yingde Gases	7,000	7,852
Yip’s Chemical Holdings Ltd.	24,000	19,682
Zaklady Azotowe Pulawy S.A.	380	15,720

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Zaklady Azotowe w Tarnowie-Moscicach S.A.*	1,002	$18,283

		2,230,477
Commercial Banks - 12.5%
ABSA Group Ltd.	3,305	63,450
Agricultural Bank of China Ltd., Class H	241,000	131,135
Akbank TAS	4,040	20,440
Akbank TAS (ADR)	8,364	84,309
Albaraka Turk Katilim Bankasi AS*	4,628	4,999
Alliance Financial Group Bhd	3,400	4,673
Asya Katilim Bankasi AS*	10,171	12,894
Attijariwafa Bank	553	20,850
Axis Bank Ltd. (GDR)	8,074	228,736
Banco de Bogota S.A.	593	18,696
Banco de Chile*	138,068	22,924
Banco de Credito e Inversiones	126	9,841
Banco do Brasil S.A.	7,300	89,543
Banco Santander Brasil S.A.	9,800	72,175
Banco Santander Chile	629,545	47,946
Bancolombia S.A.	2,906	49,885
Bangkok Bank PCL	14,400	100,926
Bank BPH S.A.*	89	1,506
Bank Central Asia Tbk PT	153,500	152,082
Bank Danamon Indonesia Tbk PT	48,000	30,062
Bank Handlowy w Warszawie S.A.	231	7,139
Bank Mandiri Persero Tbk PT	120,500	111,964
Bank Millennium S.A.*	4,152	6,128
Bank Negara Indonesia Persero Tbk PT	125,500	50,574
Bank of Ayudhya PCL	29,400	32,782
Bank of China Ltd., Class H	899,000	442,806
Bank of Communications Co. Ltd., Class H	81,000	68,723
Bank of the Philippine Islands	6,060	14,895
Bank Pan Indonesia Tbk PT*	119,500	8,097
Bank Pekao S.A.	1,224	60,161

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	165,500	$20,390
Bank Rakyat Indonesia Persero Tbk PT	138,000	112,639
Bank Tabungan Negara Persero Tbk PT	94,500	15,718
Bank Tabungan Pensiunan Nasional Tbk PT*	39,000	19,820
Bank Zachodni WBK S.A.	23	1,872
Banque Centrale Populaire	985	22,342
Banque Marocaine du Commerce Exterieur	1,098	19,973
Banregio Grupo Financiero SAB de CV	12,000	56,631
BDO Unibank, Inc.*	11,770	22,247
BIMB Holdings Bhd	3,200	3,110
BOC Hong Kong Holdings Ltd.	52,000	179,357
BRE Bank S.A.*	121	12,641
BS Financial Group, Inc.*	2,220	29,357
Capitec Bank Holdings Ltd.	453	9,736
Chang Hwa Commercial Bank	45,000	24,842
China Citic Bank Corp. Ltd., Class H	84,000	57,296
China Construction Bank Corp., Class H	863,000	744,436
China Development Financial Holding Corp.*	183,000	50,574
China Merchants Bank Co. Ltd., Class H	46,500	111,401
China Minsheng Banking Corp. Ltd., Class H	55,000	79,002
Chinatrust Financial Holding Co. Ltd.	130,000	74,408
Chongqing Rural Commercial Bank, Class H	80,000	47,553
CIMB Group Holdings Bhd	56,600	131,344
Commercial International Bank Egypt SAE	7,893	41,632
Corpbanca S.A.	880,348	12,666
Credicorp Ltd.	700	109,711
Credit Immobilier et Hotelier	933	21,830
DGB Financial Group, Inc.	1,440	19,307
E.Sun Financial Holding Co. Ltd.	43,000	24,612
Entie Commercial Bank	8,000	4,877

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
Far Eastern International Bank	21,000	$8,499
Finansbank AS/Turkey*	14,432	27,894
First Financial Holding Co. Ltd.	59,000	35,968
Getin Holding S.A.*	29,227	25,673
Getin Noble Bank S.A.*	16,961	10,681
Grupo Aval Acciones y Valores	3,748	2,660
Grupo Financiero Banorte SAB de CV, Class O	21,600	148,749
Grupo Financiero Inbursa SAB de CV, Class O	20,200	56,670
Hana Financial Group, Inc.	2,920	104,580
HDFC Bank Ltd. (ADR)	7,259	291,957
Hong Leong Bank Bhd	4,200	19,249
Hong Leong Financial Group Bhd	800	3,543
Hua Nan Financial Holdings Co. Ltd.	41,000	23,675
ICICI Bank Ltd. (ADR)	5,334	244,297
Industrial & Commercial Bank of China Ltd., Class H	787,000	592,622
Industrial Bank of Korea*	2,680	30,272
ING Bank Slaski S.A.*	279	7,974
Itausa - Investimentos Itau S.A.	9,300	67,090
Kasikornbank PCL	14,400	95,855
KB Financial Group, Inc.*	4,370	156,111
Kiatnakin Bank PCL	12,000	20,020
King’s Town Bank*	40,000	34,816
Komercni Banka AS	292	58,877
Korea Exchange Bank*	3,140	21,857
Krung Thai Bank PCL	76,700	58,901
Malayan Banking Bhd	43,400	124,040
Mega Financial Holding Co. Ltd.	96,000	78,519
Metropolitan Bank & Trust	1,600	4,145
National Societe Generale Bank SAE	1,088	5,912
Nedbank Group Ltd.	2,243	48,902
OTP Bank PLC	3,244	69,690
Philippine National Bank*	5,960	14,503
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,763	98,000
Public Bank Bhd	19,500	97,406

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Banks - (continued)
RHB Capital Bhd	5,000	$12,456
Rizal Commercial Banking Corp.	2,820	4,713
Sberbank of Russia (ADR)	33,696	497,016
Security Bank Corp.	690	2,946
Sekerbank TAS*	34,661	37,240
Shinhan Financial Group Co. Ltd.	5,020	188,782
Siam Commercial Bank PCL	21,600	129,658
SinoPac Financial Holdings Co. Ltd.	79,000	34,782
Sociedad Matriz Banco de Chile, Class B	62,102	25,170
Standard Bank Group Ltd.	13,266	173,258
State Bank of India (GDR)	2,264	212,816
Ta Chong Bank Ltd.*	51,000	17,618
Taichung Commercial Bank	14,000	5,050
Taishin Financial Holding Co. Ltd.	85,000	33,682
Taiwan Business Bank*	42,000	12,788
Taiwan Cooperative Financial Holding	45,000	25,071
Thanachart Capital PCL	17,700	23,000
Tisco Financial Group PCL	17,200	29,849
TMB Bank PCL	597,500	45,283
Turkiye Garanti Bankasi AS (ADR)	26,243	130,428
Turkiye Halk Bankasi AS	4,362	43,146
Turkiye Is Bankasi, Class C	17,699	65,399
Turkiye Sinai Kalkinma Bankasi AS	9,360	12,078
Turkiye Vakiflar Bankasi Tao, Class D	9,147	26,727
Union Bank Of Taiwan*	23,000	9,036
VTB Bank OJSC (GDR)	32,047	117,132
Woori Finance Holdings Co. Ltd.*	4,210	49,487
Yapi ve Kredi Bankasi AS*	8,816	25,860

		8,731,743
Commercial Services & Supplies - 0.2%
Blue Label Telecoms Ltd.	37,096	36,211
China Everbright International Ltd.	25,000	13,764
Ipek Dogal Enerji Kaynaklari Ve Uretim AS*	3,633	10,285

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
KEPCO Plant Service & Engineering Co. Ltd.*	117	$5,888
Multiplus S.A.	500	10,758
S1 Corp./Korea	200	11,994
Taiwan Secom Co. Ltd.	2,000	4,416
Taiwan Sogo Shin Kong SEC	7,000	8,381
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1,600	34,144

		135,841
Communications Equipment - 0.5%
Accton Technology Corp.	45,000	24,385
Alpha Networks, Inc.	11,000	7,264
BYD Electronic International Co. Ltd.	75,500	25,214
China Wireless Technologies Ltd.	40,000	11,605
Comba Telecom Systems Holdings Ltd.	21,500	7,790
Compal Communications, Inc.*	8,000	8,602
CyberTAN Technology, Inc.	16,000	13,439
D-Link Corp.	14,000	8,724
Gemtek Technology Corp.*	29,000	38,796
HTC Corp.	9,000	88,852
Netas Telekomunikasyon AS	907	5,414
Senao International Co. Ltd.	1,000	3,217
TCL Communication Technology Holdings Ltd.	37,000	11,068
Unizyx Holding Corp.	16,000	8,237
Wistron NeWeb Corp.	7,000	12,897
Zinwell Corp.	29,000	24,309
ZTE Corp., Class H	19,000	36,748

		336,561
Computers & Peripherals - 1.1%
Acer, Inc.*	28,000	24,703
A-DATA Technology Co. Ltd.	5,000	6,054
Advantech Co. Ltd.	3,000	12,548
AmTRAN Technology Co. Ltd.	75,000	53,850
Asustek Computer, Inc.	7,000	80,131
Catcher Technology Co. Ltd.	7,000	31,294

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Computers & Peripherals - (continued)
Chicony Electronics Co. Ltd.	7,000	$19,416
Clevo Co.	7,322	10,167
CMC Magnetics Corp.*	222,000	34,736
Compal Electronics, Inc.	47,000	34,144
Elitegroup Computer Systems Co. Ltd.	31,000	9,670
Foxconn Technology Co. Ltd.	7,000	20,460
Getac Technology Corp.	30,000	15,495
Gigabyte Technology Co. Ltd.	47,000	40,431
ICP Electronics, Inc.	4,000	5,432
Inventec Corp.	18,000	7,194
JCY International Bhd	6,100	1,237
Lenovo Group Ltd.	72,000	74,920
Lite-On Technology Corp.	18,000	25,909
Micro-Star International Co. Ltd.	69,000	31,898
Mitac International Corp.	33,000	12,350
Pegatron Corp.*	16,000	21,188
Primax Electronics Ltd.	13,000	11,117
Qisda Corp.*	63,000	15,427
Quanta Computer, Inc.	29,000	67,671
Ritek Corp.*	266,000	32,162
Simplo Technology Co. Ltd.	4,000	18,627
TPV Technology Ltd.	80,000	25,066
Wistron Corp.	29,000	33,590

		776,887
Construction & Engineering - 2.5%
Aveng Ltd.	38,039	133,068
BES Engineering Corp.	72,000	19,776
Besalco S.A.	4,801	8,924
Budimex S.A.	229	4,944
China Communications Construction Co. Ltd., Class H	58,000	58,856
China Railway Construction Corp. Ltd., Class H	63,000	68,073
China Railway Group Ltd., Class H	140,000	79,789
China State Construction International Holdings Ltd.	16,000	21,002
Chung Hsin Electric & Machinery Manufacturing Corp.	8,000	4,335

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Continental Holdings Corp.	24,000	$9,266
Cosco International Holdings Ltd.	62,000	27,500
CTCI Corp.	7,000	13,395
Daelim Industrial Co. Ltd.*	379	32,264
Daewoo Engineering & Construction Co. Ltd.*	760	6,316
Dialog Group BHD	19,500	14,498
Doosan Heavy Industries & Construction Co. Ltd.	592	25,307
Empresas ICA SAB de CV*	30,000	89,971
Gamuda Bhd	30,200	36,158
Grana y Montero SAA	5,948	25,019
Group Five Ltd./South Africa	9,289	32,443
GS Engineering & Construction Corp.*	483	24,706
HKC Holdings Ltd.	135,000	5,483
Hyundai Development Co.*	600	12,866
Hyundai Engineering & Construction Co. Ltd.*	888	55,942
IJM Corp. BHD	17,000	27,576
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	15,100	31,786
Inovisi Infracom Tbk PT*	19,500	13,914
Interchina Holdings Co.*	105,000	5,551
Italian-Thai Development PCL*	268,400	54,004
KEPCO Engineering & Construction Co., Inc.*	146	10,740
Kumho Industrial Co. Ltd.*	920	3,379
Larsen & Toubro Ltd. (GDR)	6,683	194,743
Malaysia Marine and Heavy Engineering Holdings Bhd	4,700	6,369
Malaysian Resources Corp. Bhd	73,000	32,659
Metallurgical Corp of China Ltd., Class H*	344,000	72,300
Mudajaya Group Bhd	10,400	8,569
Murray & Roberts Holdings Ltd.*	41,706	118,818
Orascom Construction Industries*	1,696	65,381
Promotora y Operadora de Infraestructura SAB de CV*	8,000	57,170
Raubex Group Ltd.	11,250	23,298

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Salfacorp S.A.	10,691	$26,332
Samsung Engineering Co. Ltd.	364	51,980
Sino Thai Engineering & Construction PCL	25,200	23,662
Taeyoung Engineering & Construction Co. Ltd.*	2,920	14,883
Tekfen Holding AS	1,046	4,281
United Integrated Services Co. Ltd.	13,000	10,875
WCT Bhd	18,305	13,020
Wijaya Karya Persero Tbk PT	88,000	14,908
Wilson Bayly Holmes-Ovcon Ltd.	4,545	78,861

		1,774,960
Construction Materials - 1.6%
Adana Cimento Sanayii TAS, Class A	4,775	10,804
Alexandria Portland Cement Co.*	11,538	25,446
Anhui Conch Cement Co. Ltd., Class H	15,000	58,894
Asia Cement China Holdings Corp.	45,500	23,233
Asia Cement Corp.	27,000	34,337
BBMG Corp., Class H	112,000	104,555
Cementos Argos S.A.	4,503	27,745
Cementos Pacasmayo SAA	9,453	25,543
Cemex SAB de CV*	118,300	128,937
Chia Hsin Cement Corp.	8,000	3,766
China National Building Material Co. Ltd., Class H	40,000	63,851
China Resources Cement Holdings Ltd.	24,000	15,380
China Shanshui Cement Group Ltd.	17,000	12,494
Cimsa Cimento Sanayi VE Tica	2,081	12,126
Corp. Moctezuma SAB de CV	1,600	4,870
CSG Holding Co. Ltd., Class B	29,100	27,241
Goldsun Development & Construction Co. Ltd.	32,000	12,409
Grupo Argos S.A.	3,446	45,375
Hanil Cement Co. Ltd.*	110	4,985
Holcim Indonesia Tbk PT	21,500	6,843

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Holcim Maroc S.A.	41	$7,958
Huaxin Cement Co. Ltd., Class B	16,100	32,007
Indocement Tunggal Prakarsa Tbk PT	16,000	35,729
Konya Cimento Sanayii AS	54	10,468
Lafarge Malayan Cement Bhd	4,400	13,170
Magnesita Refratarios S.A.	6,500	26,207
Mardin Cimento Sanayii ve Ticaret AS	3,751	11,771
Misr Beni Suef Cement Co.	959	9,854
Nuh Cimento Sanayi AS	908	5,575
PPC Ltd.	7,337	26,898
Semen Gresik Persero Tbk PT	35,000	56,596
Siam Cement PCL	5,300	78,913
Siam City Cement PCL	1,300	17,961
Taiwan Cement Corp.	40,000	54,053
TCC International Holdings Ltd.	116,000	40,235
TPI Polene PCL	40,600	20,150
Union Andina de Cementos SAA	14,944	21,435
Universal Cement Corp.	2,000	1,152
West China Cement Ltd.	74,000	14,312

		1,133,278
Consumer Finance - 0.1%
Afp Habitat S.A.*	1,449	2,919
Compartamos SAB de CV	24,400	37,923
Samsung Card Co. Ltd.	490	16,109
Taiwan Acceptance Corp.	5,000	12,074

		69,025
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	42,000	15,976
Anadolu Cam Sanayii AS*	8,127	13,352
Cheng Loong Corp.	59,000	24,378
CPMC Holdings Ltd.	13,000	10,443
Great China Metal Industry	9,000	10,348
Greatview Aseptic Packaging Co. Ltd.	12,000	7,272
Lock & Lock Co. Ltd.*	810	20,084
Nampak Ltd.	7,221	25,374

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Containers & Packaging - (continued)
Taiwan Hon Chuan Enterprise Co. Ltd.	13,000	$32,361

		159,588
Distributors - 0.1%
Dah Chong Hong Holdings Ltd.	8,000	9,242
Dogus Otomotiv Servis ve Ticaret AS	6,064	30,956
Imperial Holdings Ltd.	2,039	44,486
Test-Rite International Co. Ltd.	14,000	10,479

		95,163
Diversified Consumer Services - 0.3%
Abril Educacao S.A.	1,400	30,834
Anhanguera Educacional Participacoes S.A.	1,800	35,064
Estacio Participacoes S.A.	2,600	57,641
Kroton Educacional S.A.*	1,500	36,874
Lung Yen Life Service Corp.	5,000	15,004
MegaStudy Co. Ltd.*	432	30,389

		205,806
Diversified Financial Services - 1.8%
African Bank Investments Ltd.	13,566	46,849
AMMB Holdings Bhd	34,600	70,826
Ayala Corp.	2,370	33,088
BM&FBovespa S.A.	24,000	168,188
Bolsa Mexicana de Valores SAB de CV	9,800	24,794
Bursa Malaysia Bhd	10,900	23,224
Chailease Holding Co. Ltd.*	13,000	34,782
Corp. Financiera Colombiana S.A.	1,786	35,206
Far East Horizon Ltd.	26,000	19,780
FirstRand Ltd.	37,991	137,153
Fubon Financial Holding Co. Ltd.	96,000	122,737
Grupo de Inversiones Suramericana S.A.	3,541	75,184
Grupo Security S.A.	33,237	14,600
GT Capital Holdings, Inc.	410	6,938
Haci Omer Sabanci Holding AS	11,926	68,813
Hankook Tire Worldwide Co. Ltd.*	1,720	26,694

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Inmuebles Carso SAB de CV*	31,400	$27,181
Intercorp Financial Services, Inc.	346	13,321
Inversiones La Construccion S.A.	355	6,966
JSE Ltd.	8,300	63,738
Metro Pacific Investments Corp.	291,800	37,295
Multi-Purpose Holdings BHD	12,300	13,025
PSG Group Ltd.	1,633	11,133
Remgro Ltd.	6,181	112,997
RMB Holdings Ltd.	10,688	51,351
Warsaw Stock Exchange	2,646	34,351

		1,280,214
Diversified Telecommunication Services - 1.4%
Asia Pacific Telecom Co. Ltd.*	20,391	10,352
China Communications Services Corp. Ltd., Class H	82,000	49,905
China Telecom Corp. Ltd., Class H	158,000	85,973
China Unicom Hong Kong Ltd.	54,000	86,756
Chunghwa Telecom Co. Ltd.	39,000	124,160
CITIC Telecom International Holdings Ltd.	29,000	10,133
Empresa de Telecomunicaciones de Bogota*	45,801	10,137
KT Corp.	280	9,411
LG Uplus Corp.*	2,810	21,005
Magyar Telekom Telecommunications PLC	2,660	5,020
Maroc Telecom S.A.	765	9,784
Netia S.A.*	9,040	13,429
Oi S.A.	400	2,041
Rostelecom OJSC (ADR)	3,648	88,464
SK Broadband Co. Ltd.*	2,669	11,998
Tata Communications Ltd. (ADR)	16,843	146,197
Telecom Egypt Co.	2,193	4,735
Telefonica Czech Republic AS	1,385	23,903
Telekom Malaysia Bhd	11,600	20,721

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Telekomunikacja Polska S.A.	7,684	$29,778
Telekomunikasi Indonesia Persero Tbk PT	106,500	106,063
Telkom SA SOC Ltd.*	27,224	50,711
Thaicom PCL*	11,500	8,986
Time dotCom Bhd*	15,800	18,816
True Corp. PCL*	30,200	6,684
Turk Telekomunikasyon AS	4,903	20,570
XL Axiata Tbk PT	17,000	8,727

		984,459
Electric Utilities - 1.1%
Celsia S.A. ESP	9,615	31,408
Centrais Eletricas Brasileiras S.A.	2,700	9,664
CEZ AS	3,146	101,696
Cia Energetica de Minas Gerais	600	6,494
Cia General de Electricidad S.A.	2,049	11,885
Cia Paranaense de Energia	200	2,612
CPFL Energia S.A.	4,100	41,841
E.CL S.A.	5,868	13,862
EDP - Energias do Brasil S.A.	4,100	25,125
Enea S.A.	1,303	6,430
Enersis S.A.	130,314	51,913
Equatorial Energia S.A.	1,800	16,967
Federal Hydrogenerating Co. JSC (ADR)	29,268	71,677
First Philippine Holdings Corp.	18,000	45,437
Interconexion Electrica SA ESP	4,863	27,361
Isagen SA ESP	7,495	10,342
Korea Electric Power Corp.*	2,990	88,965
Light S.A.	700	7,207
Luz del Sur SAA	3,265	11,164
Manila Electric Co.	3,020	21,541
PGE S.A.	9,024	49,716
Tauron Polska Energia S.A.	15,748	24,004
Tenaga Nasional Bhd	33,100	74,573
Transmissora Alianca de Energia Eletrica S.A.	1,900	22,446

		774,330

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - 0.6%
AcBel Polytech, Inc.	16,000	$12,274
China Electric Manufacturing Corp.	12,000	7,315
China High Speed Transmission Equipment Group Co. Ltd.*	109,000	43,569
Dongfang Electric Corp. Ltd., Class H	16,600	32,149
Dynapack International Technology Corp.	5,000	19,051
ElSwedy Electric Co.	2,938	9,840
Harbin Electric Co. Ltd., Class H	68,000	61,551
LS Corp.	326	27,393
LS Industrial Systems Co. Ltd.	300	18,569
Shanghai Electric Group Co. Ltd., Class H	84,000	34,768
Shihlin Electric & Engineering Corp.	7,000	8,464
Silitech Technology Corp.	7,000	13,134
Taihan Electric Wire Co. Ltd.*	13,783	51,009
Teco Electric and Machinery Co. Ltd.	12,000	9,977
Walsin Lihwa Corp.*	41,000	13,816
Zhuzhou CSR Times Electric Co. Ltd., Class H	15,000	48,063

		410,942
Electronic Equipment, Instruments & Components - 2.5%
3S Korea Co. Ltd.*	934	6,836
Acme Electronics Corp.	5,000	6,477
Anxin-China Holdings Ltd.	64,000	15,019
AU Optronics Corp.*	92,000	37,546
AV Tech Corp./Taiwan	2,000	6,130
Cando Corp./Taiwan*	55,044	30,760
Career Technology MFG. Co. Ltd.	12,000	15,281
Cheng Uei Precision Industry Co. Ltd.	6,000	11,298
Chimei Materials Technology Corp.	17,000	21,216
Chin-Poon Industrial Co.	16,000	16,853
Chroma ATE, Inc.	12,000	25,726
Chunghwa Picture Tubes Ltd.*	456,000	13,282
Compeq Manufacturing Co.	44,000	16,914

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Coretronic Corp.	62,000	$47,981
DataTec Ltd.	17,286	90,366
Delta Electronics Thailand PCL	15,100	17,976
Delta Electronics, Inc.	20,000	72,477
Digital China Holdings Ltd.	11,000	17,786
E Ink Holdings, Inc.	15,000	11,049
Entire Technology Co. Ltd.	7,000	9,459
Everlight Electronics Co. Ltd.	31,000	43,466
FLEXium Interconnect, Inc.	3,000	10,160
G Tech Optoelectronics Corp.	7,000	16,311
Hana Microelectronics PCL	16,500	12,948
HannStar Display Corp.*	136,000	15,384
HannsTouch Solution, Inc.*	18,000	6,054
Hollysys Automation Technologies Ltd.*	1,200	15,816
Holy Stone Enterprise Co. Ltd.	29,000	25,143
Hon Hai Precision Industry Co. Ltd.	115,000	328,722
Iljin Materials Co. Ltd.*	570	4,188
Innolux Corp.*	68,000	35,351
Interflex Co. Ltd.*	224	7,951
ITEQ Corp.	9,000	9,571
Jentech Precision Industrial Co. Ltd.	4,000	8,629
Ju Teng International Holdings Ltd.	80,000	38,373
Kingboard Chemical Holdings Ltd.	7,000	23,106
Kingboard Laminates Holdings Ltd.	98,500	49,533
Largan Precision Co. Ltd.	1,000	26,180
LG Display Co. Ltd.*	2,770	74,533
LG Innotek Co. Ltd.*	168	11,802
Lotes Co. Ltd.	2,000	5,859
MIN AIK Technology Co. Ltd.	5,000	15,528
Nan Ya Printed Circuit Board Corp.	3,000	3,739
Neo Holdings Co. Ltd.*^	105	—
Pan-International Industrial*	11,000	10,264
Partron Co. Ltd.	1,147	22,278

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Samsung Electro-Mechanics Co. Ltd.	706	$59,453
Samsung SDI Co. Ltd.	392	51,298
SFA Engineering Corp.*	310	13,608
Synnex Technology International Corp.	14,000	28,402
Taiflex Scientific Co. Ltd.	4,000	5,006
Taiwan PCB Techvest Co. Ltd.	10,000	14,140
Test Research, Inc.	6,000	10,872
Tong Hsing Electronic Industries Ltd.	4,000	15,376
TPK Holding Co. Ltd.	3,000	51,615
Tripod Technology Corp.	7,000	14,106
Truly International Holdings	104,000	33,659
TXC Corp.	11,000	17,733
Unimicron Technology Corp.	17,000	16,985
Wah Lee Industrial Corp.	7,000	9,483
Wasion Group Holdings Ltd.	44,000	24,793
Wintek Corp.*	19,000	9,105
WPG Holdings Ltd.	14,000	18,824
WT Microelectronics Co. Ltd.	25,000	31,836
Yageo Corp.*	75,000	22,048
Young Fast Optoelectronics Co. Ltd.	7,000	13,039
Zhen Ding Technology Holding Ltd.	3,000	7,366

		1,780,068
Energy Equipment & Services - 0.2%
Bumi Armada Bhd	13,200	16,017
China Oilfield Services Ltd., Class H	14,000	30,327
Honghua Group Ltd.	32,000	13,616
Maridive & Oil Services SAE*	2,908	3,170
OSX Brasil S.A.*	5,500	24,884
Sapurakencana Petroleum Bhd*	30,600	28,758
TMK OAO (GDR)	1,530	23,256
Wah Seong Corp. Bhd	14,700	7,807

		147,835
Food & Staples Retailing - 2.1%
Almacenes Exito S.A.	2,679	50,092

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Big C Supercenter PCL	6,000	$43,260
BIM Birlesik Magazalar AS	1,329	64,406
Bizim Toptan Satis Magazalari AS	1,092	18,127
Brazil Pharma S.A.	3,600	26,604
Cencosud S.A.	14,763	91,720
China Resources Enterprise Ltd.	14,000	50,184
Clicks Group Ltd.	3,671	24,656
Controladora Comercial Mexicana SAB de CV	14,600	53,230
Corporativo Fragua SAB de CV	3,535	58,975
CP ALL PCL	61,700	96,730
Dongsuh Co., Inc.	1,094	18,837
E-Mart Co. Ltd.	286	63,560
Emperia Holding S.A.	1,254	23,691
Eurocash S.A.	870	14,132
Grupo Comercial Chedraui SA de CV	9,800	33,941
Lianhua Supermarket Holdings Co. Ltd., Class H	41,000	40,125
Massmart Holdings Ltd.	2,003	41,030
Migros Ticaret AS*	852	9,832
Organizacion Soriana SAB de CV, Class B	4,100	15,894
Pick n Pay Stores Ltd.	4,253	21,667
Pick’n Pay Holdings Ltd.	32,816	71,927
President Chain Store Corp.	7,000	37,813
Puregold Price Club, Inc.	12,100	10,394
Raia Drogasil S.A.	2,800	31,319
Shoprite Holdings Ltd.	5,519	104,101
Siam Makro PCL	1,600	23,930
The Spar Group Ltd.	3,110	40,955
Sun Art Retail Group Ltd.	26,000	37,816
Taiwan TEA Corp.	27,000	14,860
Wal-Mart de Mexico SAB de CV	62,600	202,666
Wumart Stores, Inc., Class H	18,000	35,835

		1,472,309
Food Products - 3.0%
Alicorp S.A.	3,306	11,291
Asian Citrus Holdings Ltd.	72,920	33,238
AVI Ltd.	3,546	21,713

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Binggrae Co. Ltd.*	201	$22,519
Biostime International Holdings Ltd.	1,500	6,218
BRF - Brasil Foods S.A.	8,000	175,910
Charoen Pokphand Foods PCL	45,800	54,524
Charoen Pokphand Indonesia Tbk PT	99,500	39,586
China Agri-Industries Holdings Ltd.	19,705	12,018
China Foods Ltd.	14,000	12,095
China Huiyuan Juice Group Ltd.*	30,000	10,638
China Mengniu Dairy Co. Ltd.	14,000	40,887
China Ocean Resources Co. Ltd.*	3,870	9,596
China Yurun Food Group Ltd.*	130,000	95,713
CJ CheilJedang Corp.	110	37,477
CP Pokphand Co. Ltd.	54,000	6,684
Daesang Corp.*	670	16,982
Dongwon Industries Co. Ltd.*	42	11,648
Dutch Lady Milk Industries BHD	1,300	17,707
Felda Global Ventures Holdings Bhd	13,300	19,605
Genting Plantations Bhd	4,200	11,125
Global Bio-Chem Technology Group Co. Ltd.	184,000	21,827
Great Wall Enterprise Co. Ltd.	11,000	10,059
Gruma SAB de CV, Class B*	6,900	22,844
Grupo Bimbo SAB de CV	21,100	54,546
Grupo Herdez SAB de CV	1,200	3,796
Grupo Nutresa S.A.	1,463	20,517
Hap Seng Plantations Holdings Bhd	8,000	7,055
IJM Plantations Bhd	10,800	10,289
Illovo Sugar Ltd.	6,090	20,725
Indofood CBP Sukses Makmur Tbk PT	13,000	10,678
Indofood Sukses Makmur Tbk PT	62,500	38,822
Industrias Bachoco SAB de CV	5,900	13,697

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
IOI Corp. Bhd	32,600	$52,147
Japfa Comfeed Indonesia Tbk PT	35,500	25,513
JBS S.A.*	8,000	30,686
Juhayna Food Industries	8,202	10,614
Kernel Holding S.A.*	555	12,492
Khon Kaen Sugar Industry PCL	47,400	23,048
Kuala Lumpur Kepong Bhd	5,300	37,016
Kulim Malaysia BHD	10,300	11,934
Lien Hwa Industrial Corp.	16,000	10,621
Lotte Confectionery Co. Ltd.*	4	6,337
Lotte Samkang Co. Ltd.*	17	10,663
M Dias Branco S.A.	300	11,916
Marfrig Alimentos S.A.*	1,700	8,760
Mayora Indah Tbk PT	6,000	12,659
MSM Malaysia Holdings Bhd	4,900	8,027
Namchow Chemical Industrial Ltd.	7,000	6,674
Namyang Dairy Products Co. Ltd.*	46	40,554
Nestle Malaysia Bhd	700	13,157
NongShim Co. Ltd.	36	9,224
Orion Corp.*	42	39,226
Ottogi Corp.*	98	21,374
People’s Food Holdings Ltd.	42,000	42,244
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	32,500	7,341
Pioneer Foods Ltd.	16,625	121,545
PPB Group Bhd	4,100	16,442
PT Astra Agro Lestari, Tbk	4,000	7,741
QL Resources Bhd	12,100	11,995
Rainbow Chicken Ltd.	10,428	19,378
Salim Ivomas Pratama Tbk PT	82,500	9,317
Samyang Holdings Corp.*	320	19,924
Sao Martinho S.A.	1,300	18,626
Sarawak Oil Palms Bhd	3,300	6,054
Shenguan Holdings Group Ltd.	8,000	4,229
SLC Agricola S.A.	1,200	13,018
Standard Foods Corp.	2,000	5,588
Tereos Internacional S.A.	27,700	40,383

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Thai Union Frozen Products PCL	12,200	$28,025
Tiger Brands Ltd.	1,722	56,769
Tingyi Cayman Islands Holding Corp.	22,000	61,840
Tongaat Hulett Ltd.	2,084	32,427
Tradewinds Malaysia Bhd	9,700	28,785
Tradewinds Plantation Bhd	4,500	6,228
TSH Resources Bhd	9,100	6,151
Ulker Biskuvi Sanayi AS	548	3,115
Uni-President China Holdings Ltd.	8,000	9,377
Uni-President Enterprises Corp.	43,000	75,437
United Plantations BHD	1,200	10,003
Universal Robina Corp.	8,920	19,162
Want Want China Holdings Ltd.	67,000	88,982
Wei Chuan Foods Corp.	9,000	12,513
Yashili International Holdings Ltd.	20,000	6,911

		2,094,221
Gas Utilities - 0.4%
China Gas Holdings Ltd.	30,000	26,072
China Oil and Gas Group Ltd.*	100,000	15,860
China Resources Gas Group Ltd.	6,000	13,307
E1 Corp.*	245	14,917
ENN Energy Holdings Ltd.	8,000	38,321
Gas Malaysia Bhd	7,100	6,056
Gasco S.A.	4,436	37,653
Great Taipei Gas Co. Ltd.	10,000	7,078
Korea District Heating Corp.*	210	14,927
Korea Gas Corp.*	267	16,354
Perusahaan Gas Negara Persero Tbk PT	118,500	56,877
Petronas Gas BHD	6,200	37,036
Samchully Co. Ltd.*	231	24,608

		309,066
Health Care Equipment & Supplies - 0.2%
Chabio & Diostech Co. Ltd.*	2,137	19,036
Golden Meditech Holdings Ltd.	60,000	7,504

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Hartalega Holdings Bhd	4,700	$6,777
Microport Scientific Corp.	11,000	7,191
Pihsiang Machinery Manufacturing Co. Ltd.*	6,000	6,909
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	20,000	19,290
St Shine Optical Co. Ltd.	1,000	15,478
Top Glove Corp. Bhd	13,000	21,883

		104,068
Health Care Providers & Services - 0.8%
Amil Participacoes S.A.	1,500	23,542
Bangkok Dusit Medical Services PCL	13,500	60,211
Banmedica S.A.	9,029	23,375
Bumrungrad Hospital PCL	12,200	31,809
Cruz Blanca Salud S.A.	15,627	19,565
Diagnosticos da America S.A.	4,200	29,877
Fleury S.A.	900	10,067
IHH Healthcare Bhd*	42,200	44,686
KPJ Healthcare Bhd	13,400	24,626
Life Healthcare Group Holdings Ltd.	13,458	47,395
Mediclinic International Ltd.	6,060	38,423
Netcare Ltd.	20,918	45,896
Odontoprev S.A.	4,000	20,410
Qualicorp S.A.*	1,400	14,498
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	11,704	13,972
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	27,600	55,232
Sinopharm Group Co. Ltd., Class H	12,000	36,748

		540,332
Hotels, Restaurants & Leisure - 0.8%
Ajisen China Holdings Ltd.	19,000	14,528
Alsea SAB de CV*	13,300	30,771
The Ambassador Hotel	7,000	7,207
AmRest Holdings SE*	383	10,779
Berjaya Sports Toto Bhd	3,066	4,293
Bloomberry Resorts Corp.*	122,900	39,391
China Travel International Inv HK	92,000	20,166
Genting Bhd	21,100	64,516

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Genting Malaysia Bhd	31,300	$36,972
Grand Korea Leisure Co. Ltd.	330	9,319
Hana Tour Service, Inc.	322	20,818
Hotel Shilla Co. Ltd.	430	18,105
Jollibee Foods Corp.	3,730	10,057
Kangwon Land, Inc.*	930	26,689
KFC Holdings Malaysia Bhd*^	3,200	4,099
Minor International PCL	40,600	30,089
Orbis S.A.	399	4,929
Paradise Co. Ltd.*	908	16,010
QSR Brands Bhd*^	3,400	7,397
REXLot Holdings Ltd.	225,000	19,148
Sun International Ltd./South Africa	10,426	119,629
TA Enterprise Bhd	40,900	6,648
Tsogo Sun Holdings Ltd.	1,488	4,089

		525,649
Household Durables - 1.2%
Arcelik AS	1,774	11,597
Brookfield Incorporacoes S.A.	28,600	48,596
Consorcio ARA SAB de CV*	77,000	28,843
Corp. GEO SAB de CV*	43,300	50,771
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,100	27,350
Desarrolladora Homex SAB de CV*	22,400	54,610
Even Construtora e Incorporadora S.A.	9,700	47,642
Ez Tec Empreendimentos e Participacoes S.A.	700	9,114
Gafisa S.A.*	41,400	103,438
Haier Electronics Group Co. Ltd.*	8,000	13,327
Helbor Empreendimentos S.A.	2,500	14,579
LG Electronics, Inc.	1,210	80,117
MRV Engenharia e Participacoes S.A.	3,000	17,193
PDG Realty SA Empreendimentos e Participacoes	14,900	23,670
PIK Group (GDR)*	26,166	56,649

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Rossi Residencial S.A.	27,600	$58,275
Skyworth Digital Holdings Ltd.	28,000	17,041
Steinhoff International Holdings Ltd.*	11,616	35,304
Tatung Co. Ltd.*	174,000	47,144
TCL Multimedia Technology Holdings Ltd.	44,000	31,147
Tecnisa S.A.	2,300	8,602
Urbi Desarrollos Urbanos SAB de CV*	39,700	23,088
Welling Holding Ltd.	84,000	13,647
Woongjin Coway Co. Ltd.*	650	28,234

		849,978
Household Products - 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A	17,100	48,215
LG Household & Health Care Ltd.	95	52,956
NVC Lighting Holdings Ltd.	47,000	11,636
Unilever Indonesia Tbk PT	13,500	30,562
Vinda International Holdings Ltd.	15,000	20,772

		164,141
Independent Power Producers & Energy Traders - 2.0%
Aboitiz Power Corp.	102,900	96,362
AES Gener S.A.	79,917	54,905
AES Tiete S.A.	1,300	12,175
Akenerji Elektrik Uretim AS*	46,194	44,379
China Datang Corp. Renewable Power Co. Ltd., Class H	357,000	50,635
China Longyuan Power Group Corp., Class H	68,000	56,992
China Power International Development Ltd.	149,000	53,986
China Power New Energy Development Co. Ltd.*	600,000	37,135
China Resources Power Holdings Co. Ltd.	28,000	77,442
Colbun S.A.*	224,671	70,870
Datang International Power Generation Co. Ltd., Class H	374,000	164,443
Edegel SAA	22,666	23,725
Electricity Generating PCL	7,900	40,533

	Shares	Value
Common Stocks - (continued)
Independent Power Producers & Energy Traders - (continued)
Empresa Nacional de Electricidad S.A./Chile	60,165	$104,229
Energy Development Corp.	269,300	47,327
First Gen Corp.*	49,900	32,441
Glow Energy PCL	23,800	63,052
Huadian Power International Co., Class H*	168,000	71,052
Huaneng Power International, Inc., Class H	54,000	55,702
Huaneng Renewables Corp. Ltd., Class H*	288,000	54,960
MPX Energia S.A.*	2,800	13,893
Ratchaburi Electricity Generating Holding PCL	22,500	45,649
Taiwan Cogeneration Corp.	53,000	35,002
Tractebel Energia S.A.	3,000	53,373
Zhejiang Southeast Electric Power Co., Class B^	26,200	15,039

		1,375,301
Industrial Conglomerates - 1.4%
Aboitiz Equity Ventures, Inc.	19,500	26,625
Akfen Holding AS*	1,574	9,127
Alarko Holding AS	6,763	20,914
Alfa SAB de CV, Class A	30,500	73,589
Alliance Global Group, Inc.	38,600	17,950
Allied Electronics Corp. Ltd.	4,010	10,100
Antarchile S.A.	4,889	83,826
Beijing Enterprises Holdings Ltd.	6,500	46,809
Berjaya Corp. Bhd	91,400	15,738
Bidvest Group Ltd.	2,983	71,410
Boustead Holdings Bhd	8,100	12,618
Citic Pacific Ltd.	14,000	22,529
CJ Corp.	162	18,596
DMCI Holdings, Inc.	5,830	7,881
Doosan Corp.	127	14,987
Enka Insaat ve Sanayi AS	1,320	3,962
Far Eastern New Century Corp.	34,000	39,382
Grupo Carso SAB de CV	6,900	33,557
HAP Seng Consolidated Bhd	5,100	2,676
Hosken Consolidated Investments Ltd.	2,125	25,876

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
JG Summit Holdings, Inc.	29,000	$28,512
KAP Industrial Holdings Ltd.	62,077	23,974
KOC Holding AS	5,893	30,753
LG Corp.*	923	54,333
MMC Corp. Bhd	7,700	6,047
Quinenco S.A.	4,676	15,876
Reunert Ltd.	971	8,109
Samsung Techwin Co. Ltd.	496	26,236
San Miguel Corp.	1,280	3,524
Shanghai Industrial Holdings Ltd.	3,000	10,657
Sigdo Koppers S.A.	10,049	25,909
Sime Darby Bhd	29,900	89,498
SK Holdings Co. Ltd.*	301	47,544
SM Investments Corp.	2,360	55,222
Tianjin Development Hldgs Ltd.*	30,000	21,082
Turkiye Sise ve Cam Fabrikalari AS	3,032	5,291
Yazicilar Holding AS, Class A	322	3,194

		1,013,913
Insurance - 2.1%
Anadolu Hayat Emeklilik AS	2,200	6,278
Brasil Insurance Participacoes e Administracao S.A.	1,300	14,051
Cathay Financial Holding Co. Ltd.	80,000	89,140
China Life Insurance Co. Ltd.*	27,000	26,702
China Life Insurance Co. Ltd., Class H	84,000	281,607
China Pacific Insurance Group Co. Ltd., Class H	26,600	103,924
China Taiping Insurance Holdings Co. Ltd.*	8,000	16,896
Discovery Holdings Ltd.	3,062	22,705
Dongbu Insurance Co. Ltd.	570	24,445
Hanwha General Insurance Co. Ltd.*	1,930	10,634
Hanwha Life Insurance Co. Ltd.	1,090	7,427
Hyundai Marine & Fire Insurance Co. Ltd.	800	24,611

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Korean Reinsurance Co.	630	$6,624
Liberty Holdings Ltd.	537	6,943
LIG Insurance Co. Ltd.	320	7,508
Long Bon International Co. Ltd.*	31,000	36,274
LPI Capital Bhd	2,000	8,626
Mercuries Life Insurance Co. Ltd.*	8,000	5,189
Meritz Fire & Marine Insurance Co. Ltd.	1,700	20,764
MMI Holdings Ltd./South Africa	9,573	24,915
New China Life Insurance Co. Ltd., Class H	7,300	28,568
PICC Property & Casualty Co. Ltd., Class H	34,000	51,731
Ping An Insurance Group Co. of China Ltd., Class H	21,000	188,324
Porto Seguro S.A.	800	9,612
Powszechny Zaklad Ubezpieczen S.A.	592	77,906
RMI Holdings	7,284	18,672
Samsung Fire & Marine Insurance Co. Ltd.	410	83,022
Samsung Life Insurance Co. Ltd.	507	48,888
Sanlam Ltd.	19,479	99,301
Santam Ltd.	299	6,524
Shin Kong Financial Holding Co. Ltd.*	79,000	22,288
Sinar Mas Multiartha Tbk PT	41,000	19,048
Sul America S.A.	6,700	62,716
Taiwan Life Insurance Co. Ltd.*	27,000	21,032
Tongyang Life Insurance	780	8,488
Yapi Kredi Sigorta AS	897	9,612

		1,500,995
Internet & Catalog Retail - 0.1%
B2W Cia Global Do Varejo*	2,400	18,411
CJ O Shopping Co. Ltd.*	20	5,436
GS Home Shopping, Inc.	34	5,327
Hyundai Home Shopping Network Corp.*	35	4,436
Interpark Corp.*	805	5,138

		38,748

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - 1.0%
Ahnlab, Inc.	161	$7,792
Daou Technology, Inc.*	2,020	31,072
Daum Communications Corp.*	226	21,190
NHN Corp.*	487	107,782
PChome Online, Inc.	2,000	9,822
SINA Corp./China*	800	43,944
SK Communications Co. Ltd.*	1,014	6,956
Sohu.com, Inc.*	1,100	52,668
Tencent Holdings Ltd.	11,300	395,438

		676,664
IT Services - 0.6%
Cielo S.A.	3,100	87,770
Hi Sun Technology China Ltd.*	51,000	8,483
Infosys Ltd. (ADR)	5,372	283,212
Nan Hai Corp. Ltd.*	2,650,000	14,009
Posco ICT Co. Ltd.*	1,150	7,688
SK C&C Co. Ltd.*	205	19,485
Systex Corp.*	10,000	12,159
Travelsky Technology Ltd., Class H	25,000	15,441

		448,247
Leisure Equipment & Products - 0.1%
Asia Optical Co., Inc.*	21,000	21,621
Genius Electronic Optical Co. Ltd.	2,000	13,615
Giant Manufacturing Co. Ltd.	3,000	15,952
Johnson Health Tech Co. Ltd.	3,000	7,752
Merida Industry Co. Ltd.	4,000	18,289
Young Optics, Inc.	3,000	7,620

		84,849
Machinery - 1.1%
Airtac International Group	3,000	17,527
China Automation Group Ltd.	59,000	15,824
China International Marine Containers Group Co. Ltd.*	3,200	6,808
China International Marine Containers Group Co. Ltd., Class H*	600	1,276
China National Materials Co. Ltd., Class H	114,000	35,866

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
China Rongsheng Heavy Industries Group Holdings Ltd.	39,500	$7,589
CIMC Enric Holdings Ltd.	6,000	6,089
CSBC Corp. Taiwan	34,000	20,785
CSR Corp. Ltd., Class H	18,000	14,831
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	1,090	29,829
Doosan Engine Co. Ltd.*	400	2,972
Doosan Infracore Co. Ltd.*	1,330	19,664
Haitian International Holdings Ltd.	4,000	5,049
Hanjin Heavy Industries & Construction Co. Ltd.*	3,230	29,069
Hiwin Technologies Corp.	2,000	16,053
Hyundai Heavy Industries Co. Ltd.*	482	95,167
Hyundai Mipo Dockyard*	96	10,315
Iochpe-Maxion S.A.	2,000	26,242
King Slide Works Co. Ltd.	1,000	6,553
Kopex S.A.*	699	3,612
Lonking Holdings Ltd.	188,000	48,967
Marcopolo S.A.	400	2,379
Rechi Precision Co. Ltd.	4,000	3,522
Samsung Heavy Industries Co. Ltd.	1,910	67,091
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	2,372
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	55,400	22,714
Shin Zu Shing Co. Ltd.	4,000	12,165
STX Corp. Co. Ltd.*	2,910	21,512
STX Engine Co. Ltd.*	2,350	17,265
STX Offshore & Shipbuilding Co. Ltd.*	5,540	35,460
Sung Jin Geotec Co. Ltd.*	260	2,388
Taewoong Co. Ltd.*	111	1,967
TK Corp.*	457	9,135
United Tractors Tbk PT	19,500	39,541
WEG S.A.	2,100	26,667
Weichai Power Co. Ltd., Class H	6,000	24,757
Yungtay Engineering Co. Ltd.	3,000	5,863

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,200	$19,298

		734,183
Marine - 0.9%
China COSCO Holdings Co. Ltd., Class H*	226,000	117,437
China Shipping Container Lines Co. Ltd., Class H*	118,000	36,212
China Shipping Development Co. Ltd., Class H	36,000	19,821
Chinese Maritime Transport Ltd.	4,000	5,202
Cia Sud Americana de Vapores S.A.*	566,770	62,035
Evergreen Marine Corp. Taiwan Ltd.*	8,000	5,026
First Steamship Co. Ltd.	26,034	20,897
Grindrod Ltd.	35,376	65,698
Hanjin Shipping Co. Ltd.*	1,050	11,282
Hyundai Merchant Marine Co. Ltd.*	148	2,779
Malaysian Bulk Carriers Bhd	10,900	4,701
MISC Bhd*^	9,100	13,033
Precious Shipping PCL	15,700	8,634
Shih Wei Navigation Co. Ltd.	6,000	4,633
Sincere Navigation Corp.	4,000	3,631
Sinotrans Shipping Ltd.	42,000	11,264
STX Pan Ocean Co. Ltd.*	9,880	51,445
Taiwan Navigation Co. Ltd.	18,000	14,661
Thoresen Thai Agencies PCL	12,700	7,538
Trada Maritime Tbk PT*	250,000	33,881
Trencor Ltd.	12,877	100,544
Wan Hai Lines Ltd.*	13,000	7,088
Wisdom Marine Lines Co. Ltd.	3,000	4,181
Yang Ming Marine Transport Corp.*	5,000	2,413

		614,036
Media - 1.3%
Astro Malaysia Holdings Bhd	60,500	54,327
BEC World PCL	13,300	32,336

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Bhakti Investama Tbk PT	235,500	$11,968
Caxton and CTP Publishers and Printers Ltd.	31,160	61,042
Central European Media Enterprises Ltd., Class A*	1,579	9,332
Cheil Worldwide, Inc.*	1,070	22,011
CJ CGV Co. Ltd.*	470	15,884
CJ E&M Corp.*	595	18,633
Cyfrowy Polsat S.A.*	2,353	12,728
Daekyo Co. Ltd.	1,070	6,652
Dogan Yayin Holding AS*	8,662	4,333
Fenerbahce Futbol ASA	67	1,542
Global Mediacom Tbk PT	27,500	6,141
Grupo Televisa SAB	28,600	160,584
Indosiar Karya Media Tbk PT*	88,500	8,904
KT Skylife Co. Ltd.*	520	15,353
Major Cineplex Group PCL	20,200	13,616
Media Nusantara Citra Tbk PT	37,500	9,144
Media Prima Bhd	30,200	21,676
Naspers Ltd., Class N	4,499	291,516
SBS Media Holdings Co. Ltd.*	3,440	18,323
SM Entertainment Co.*	324	12,021
Star Publications Malaysia Bhd	8,800	7,421
Surya Citra Media Tbk PT	36,000	8,778
TV Azteca SAB de CV	43,500	30,740
TVN S.A.	5,997	18,805
VODone Ltd.	124,000	10,712

		884,522
Metals & Mining - 5.5%
African Rainbow Minerals Ltd.	1,059	23,887
Aluminum Corp of China Ltd., Class H*	32,000	15,432
Aneka Tambang Persero Tbk PT	85,500	11,938
Angang Steel Co. Ltd., Class H*	30,000	22,204
Anglo American Platinum Ltd.	655	32,115
AngloGold Ashanti Ltd.	4,667	130,087
ArcelorMittal South Africa Ltd.*	2,284	8,961

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Assore Ltd.	219	$10,909
Atlas Consolidated Mining & Development*	11,400	6,164
Borneo Lumbung Energi & Metal Tbk PT*	760,500	38,259
Bradespar S.A.	700	10,874
Bumi Resources Minerals Tbk PT*	264,500	6,382
CAP S.A.	989	36,563
Chiho-Tiande Group Ltd.	20,000	10,289
China Hongqiao Group Ltd.	12,500	6,608
China Metal Products	7,000	6,899
China Metal Recycling Holdings Ltd.^	51,000	62,012
China Molybdenum Co. Ltd., Class H	44,000	24,452
China Nonferrous Mining Corp. Ltd.*	78,000	26,954
China Precious Metal Resources Holdings Co. Ltd.*	142,000	25,450
China Rare Earth Holdings Ltd.	114,000	24,989
China Steel Corp.	121,000	114,130
China Vanadium Titano - Magnetite Mining Co. Ltd.	87,000	19,856
China Zhongwang Holdings Ltd.	10,400	3,956
Chun Yuan Steel	39,000	15,322
Chung Hung Steel Corp.*	83,000	28,532
Cia de Minas Buenaventura S.A. (ADR)	2,100	62,139
Cia Minera Milpo SAA	19,491	20,099
Cia Siderurgica Nacional S.A.	8,300	44,855
Dongkuk Steel Mill Co. Ltd.	3,260	39,069
Eregli Demir ve Celik Fabrikalari TAS	5,150	7,319
Ezz Steel	5,211	7,745
Feng Hsin Iron & Steel Co.	4,000	7,180
Fosun International Ltd.	9,000	6,267
G J Steel PCL*	591,100	1,982
Gerdau S.A.	400	3,089
Gloria Material Technology Corp.	10,000	8,145
Gold Fields Ltd.	9,232	107,231
Grupa Kety S.A.	349	16,162

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Grupo Mexico SAB de CV	41,900	$155,961
Grupo Simec SAB de CV*	4,800	23,910
Harmony Gold Mining Co. Ltd.	4,853	31,960
Hunan Nonferrous Metal Corp. Ltd., Class H*	136,000	44,015
Hyundai Hysco Co. Ltd.	470	16,272
Hyundai Steel Co.	658	50,094
Impala Platinum Holdings Ltd.	6,507	118,287
Industrias CH SAB de CV*	1,300	10,762
Industrias Penoles SAB de CV	1,465	71,866
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	45,100	49,114
Izmir Demir Celik Sanayi AS*	4,467	9,980
Jastrzebska Spolka Weglowa S.A.	194	5,889
Jiangxi Copper Co. Ltd., Class H	14,000	37,999
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	14,483	13,255
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	48,342	43,420
KGHM Polska Miedz S.A.	1,593	97,178
KISWIRE Ltd.*	430	11,392
Korea Zinc Co. Ltd.*	105	37,027
Koza Altin Isletmeleri AS	416	10,240
Koza Anadolu Metal Madencilik Isletmeleri AS*	7,132	20,434
Krakatau Steel Persero Tbk PT	141,000	9,265
Kumba Iron Ore Ltd.	992	66,870
Lepanto Consolidated Mining*	143,000	4,288
Maanshan Iron & Steel, Class H*	146,000	45,369
Magnitogorsk Iron & Steel Works (GDR)	8,406	38,079
Managem	17	3,112
Mechel (ADR)	3,380	22,815
Metalurgica Gerdau S.A.	400	3,561
Minera Frisco SAB de CV*	8,200	35,265
Minsur S.A.	25,799	23,204

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
MMC Norilsk Nickel OJSC (ADR)	7,127	$141,756
MMG Ltd.*	28,000	11,336
MMX Mineracao e Metalicos S.A.*	5,323	9,067
Molibdenos y Metales S.A.	342	6,024
Nickel Asia Corp.	17,600	8,565
North Mining Shares Co. Ltd., Class C*	240,000	14,545
Northam Platinum Ltd.	22,004	90,793
Novolipetsk Steel OJSC (GDR)	2,418	51,262
Palabora Mining Co. Ltd.	1,452	16,823
Paranapanema S.A.*	18,300	47,838
Philex Mining Corp.	29,000	12,502
Poongsan Corp.*	1,000	26,494
POSCO	744	243,576
POSCO Chemtech Co. Ltd.*	59	7,027
Royal Bafokeng Platinum Ltd.*	5,284	34,337
Sahaviriya Steel Industries PCL*	1,382,100	29,199
Seah Besteel Corp.*	1,050	28,590
SeAH Steel Corp.*	223	18,882
Severstal OAO (GDR)	6,998	87,125
Shougang Concord International Enterprises Co. Ltd.*	422,000	28,295
Shougang Fushan Resources Group Ltd.	36,000	15,457
Sociedad Minera Cerro Verde S.A.A.*	109	4,142
Sociedad Minera el Brocal S.A.	1,548	20,704
Southern Copper Corp.	2,000	78,780
Stalprodukt S.A.	77	4,948
Sterlite Industries India Ltd. (ADR)	19,885	168,824
TA Chen Stainless Pipe	23,000	11,684
Timah Persero Tbk PT	51,000	8,640
Ton Yi Industrial Corp.	5,000	2,913
Tung Ho Steel Enterprise Corp.	4,000	4,037
United Co. RUSAL PLC*	50,200	30,358
Usinas Siderurgicas de Minas Gerais S.A.	1,000	5,605
Vale Indonesia Tbk PT	23,000	6,494

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Vale S.A.	14,700	$297,518
Volcan Cia Minera SAA	20,313	20,947
Winsway Coking Coal Holding Ltd.	170,000	26,962
Yieh Phui Enterprise Co. Ltd.	26,000	8,365
Yieh United Steel Corp.*	66,909	19,896
Young Poong Corp.*	4	3,571
Zhaojin Mining Industry Co. Ltd., Class H	28,500	42,922
Zijin Mining Group Co. Ltd., Class H	62,000	23,903

		3,886,095
Multiline Retail - 0.9%
Aeon Co. M Bhd	2,700	11,002
El Puerto de Liverpool SAB de CV	2,900	32,178
Empresas La Polar S.A.*	91,861	38,181
Far Eastern Department Stores Co. Ltd.	11,000	10,897
Golden Eagle Retail Group Ltd.	8,000	17,226
Grupo Famsa SAB de CV, Class A*	16,200	21,927
Hyundai Department Store Co. Ltd.*	175	25,955
Hyundai Greenfood Co. Ltd.*	690	10,424
Intime Department Store Group Co. Ltd.	12,000	15,782
Lojas Americanas S.A.	1,800	15,320
Lojas Renner S.A.	1,400	56,100
Lotte Shopping Co. Ltd.*	120	41,214
Magazine Luiza S.A.	2,300	13,875
Maoye International Holdings Ltd.	47,000	10,181
Marisa Lojas S.A.	700	11,525
Matahari Putra Prima Tbk PT	59,500	7,453
Mercuries & Associates Ltd.*	12,000	11,176
Mitra Adiperkasa Tbk PT	22,500	14,784
New World Department Store China Ltd.	16,000	10,748
Parkson Holdings Bhd	6,800	10,571
Parkson Retail Group Ltd.	18,500	14,265
PCD Stores Group Ltd.^	240,000	33,731

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Ramayana Lestari Sentosa Tbk PT	91,000	$10,931
Ripley Corp. S.A.	9,695	10,492
SACI Falabella	4,533	52,689
Shinsegae Co. Ltd.	60	12,122
Springland International Holdings Ltd.	22,000	13,162
Woolworths Holdings Ltd.	9,165	65,251

		599,162
Multi-Utilities - 0.1%
YTL Corp. Bhd	52,400	27,828
YTL Power International Bhd	42,100	20,596
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.	131	3,507

		51,931
Office Electronics - 0.1%
Ability Enterprise Co. Ltd.	11,000	10,338
Kinpo Electronics	133,000	29,909
Sindoh Co. Ltd.	342	19,630

		59,877
Oil, Gas & Consumable Fuels - 7.9%
Adaro Energy Tbk PT	165,500	28,036
Bangchak Petroleum PCL	10,400	12,555
Banpu PCL	1,400	18,216
Bumi Resources Tbk PT	154,500	10,786
China Coal Energy Co. Ltd., Class H	42,000	46,844
China Petroleum & Chemical Corp., Class H	182,000	220,827
China Shenhua Energy Co. Ltd., Class H	34,000	146,206
CNOOC Ltd.	186,000	384,207
Cosan Ltd., Class A	1,600	31,472
Cosan S.A. Industria e Comercio	1,300	30,716
Ecopetrol S.A.	50,092	159,396
Empresas COPEC S.A.	2,901	44,937
Energi Mega Persada Tbk PT*	620,500	5,925
Esso Thailand PCL	105,500	39,624
Exxaro Resources Ltd.	1,274	25,103
Formosa Petrochemical Corp.	9,000	25,939

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Garda Tujuh Buana Tbk PT*	27,000	$16,632
Gazprom Neft OAO (ADR)	1,859	45,081
Gazprom OAO (ADR)	73,857	695,733
Grupa Lotos S.A.*	710	9,169
GS Holdings*	643	41,925
Harum Energy Tbk PT	6,500	4,004
Hidili Industry International Development Ltd.	105,000	30,733
HRT Participacoes em Petroleo S.A.*	9,300	17,532
Indika Energy Tbk PT	42,500	6,414
Indo Tambangraya Megah Tbk PT	2,500	10,639
Inner Mongolia Yitai Coal Co. Ltd., Class B	5,500	32,054
IRPC PCL	146,900	21,675
Kunlun Energy Co. Ltd.	30,000	62,356
Lubelski Wegiel Bogdanka S.A.	252	11,109
Lukoil OAO (ADR)	6,705	452,588
Medco Energi Internasional Tbk PT	89,000	14,346
MIE Holdings Corp.	34,000	9,996
MOL Hungarian Oil and Gas PLC	436	37,533
NovaTek OAO (GDR)	1,256	147,078
OGX Petroleo e Gas Participacoes S.A.*	15,900	32,772
PetroChina Co. Ltd., Class H	234,000	333,704
Petroleo Brasileiro S.A.	35,900	329,005
Petronas Dagangan BHD	2,800	20,529
Philex Petroleum Corp.*	13,600	11,198
Polski Koncern Naftowy Orlen S.A.*	3,424	54,182
Polskie Gornictwo Naftowe i Gazownictwo S.A.*	13,394	23,790
PTT Exploration & Production PCL	12,890	71,755
PTT PCL	9,900	113,209
QGEP Participacoes S.A.	1,500	10,323
Reliance Industries Ltd. (GDR)(a)	12,078	404,371
Resource Alam Indonesia Tbk PT	36,000	9,980
Rosneft OAO (GDR)	16,544	145,587

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
SAMIR*	443	$15,575
Sasol Ltd.	6,643	287,987
Shell Refining Co. Federation of Malaya Bhd	4,100	10,821
SK Gas Co. Ltd.	328	24,127
SK Innovation Co. Ltd.	690	108,671
S-Oil Corp.	457	41,087
Surgutneftegas OAO (ADR)	24,362	220,865
Tambang Batubara Bukit Asam Persero Tbk PT	5,500	8,753
Tatneft OAO (ADR)	3,003	138,649
Thai Oil PCL	9,600	23,742
Tupras Turkiye Petrol Rafinerileri AS	1,110	30,604
Ultrapar Participacoes S.A.	3,900	94,245
United Energy Group Ltd.*	40,000	6,963
Yanchang Petroleum International Ltd.*	120,000	7,891
Yanzhou Coal Mining Co. Ltd., Class H	26,000	44,454

		5,522,225
Paper & Forest Products - 0.7%
Duratex S.A.	4,100	28,526
Empresas CMPC S.A.	11,535	44,711
Fibria Celulose S.A.*	3,000	36,799
Hansol Paper Co.*	3,650	34,525
Indah Kiat Pulp & Paper Corp. Tbk PT*	345,500	25,540
Jaya Tiasa Holdings BHD	17,600	10,649
Lee & Man Paper Manufacturing Ltd.	16,000	10,790
Masisa S.A.	173,435	21,346
Mondi Ltd.	10,725	127,886
Nine Dragons Paper Holdings Ltd.	18,000	15,782
Sappi Ltd.*	8,219	28,770
Shandong Chenming Paper Holdings Ltd., Class B	47,300	22,017
Shandong Chenming Paper Holdings Ltd., Class H	22,500	8,878
Shihlin Paper Corp.*	3,000	4,867
Ta Ann Holdings Bhd	7,500	8,883
YFY, Inc.	132,000	63,705

		493,674
Personal Products - 0.4%
Able C&C Co. Ltd.	339	23,639

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Amorepacific Corp.*	39	$39,218
AMOREPACIFIC Group*	32	12,107
BaWang International Group Holding Ltd.*	54,000	4,944
Cosmax, Inc.*	340	13,020
Hengan International Group Co. Ltd.	7,500	75,237
Hypermarcas S.A.*	3,600	31,128
Jinchuan Group International Resources Co. Ltd.*	33,000	8,255
Microbio Co. Ltd.	10,000	11,972
Natura Cosmeticos S.A.	1,700	45,893
Real Nutriceutical Group Ltd.	68,000	23,673

		289,086
Pharmaceuticals - 1.1%
Adcock Ingram Holdings Ltd.	13,288	85,382
Aspen Pharmacare Holdings Ltd.*	2,477	45,704
Bukwang Pharmaceutical Co. Ltd.*	502	6,454
Celltrion, Inc.*	1,226	28,879
China Medical System Holdings Ltd.	28,000	24,045
China Pharmaceutical Group Ltd.*	62,000	23,263
China Shineway Pharmaceutical Group Ltd.	8,000	14,627
Chong Kun Dang Pharm Corp.*	270	10,526
Daewoong Pharmaceutical Co. Ltd.*	72	3,246
Dong-A Pharmaceutical Co. Ltd.*	50	5,418
Dr Reddy’s Laboratories Ltd. (ADR)	5,117	183,905
Genomma Lab Internacional SAB de CV, Class B*	9,100	20,796
Green Cross Holdings Corp.	610	7,927
Hanmi Pharm Co. Ltd.*	208	26,360
Ilyang Pharmaceutical Co. Ltd.*	310	8,199
Kalbe Farma Tbk PT	231,000	25,851
Komipharm International Co. Ltd.*	1,365	8,950
LG Life Sciences Ltd.*	413	22,301

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Lijun International Pharmaceutical Holding Ltd.	40,000	$11,244
Pharmstandard OJSC (GDR)*	1,321	25,667
Ranbaxy Laboratories Ltd. (GDR)*	15,978	137,331
Richter Gedeon Nyrt	93	16,027
ScinoPharm Taiwan Ltd.	2,000	4,741
Sihuan Pharmaceutical Holdings Group Ltd.	16,000	7,097
Sino Biopharmaceutical	32,000	15,885
TTY Biopharm Co. Ltd.	4,000	14,631
Yuhan Corp.*	91	15,335
YungShin Global Holding Corp.	1,000	1,389

		801,180
Real Estate Investment Trusts (REITs) - 0.4%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	332	4,152
Capital Property Fund	11,264	13,265
CapitaMalls Malaysia Trust	22,000	13,099
Cathay No. 1 REIT	5,000	3,082
Cathay No. 2 REIT	12,000	6,665
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,992	5,290
Fibra Uno Administracion SA de CV	3,000	9,387
Fountainhead Property Trust	108,842	103,564
Fubon No. 1 REIT	5,000	3,082
Fubon No. 2 REIT	10,000	4,979
Is Gayrimenkul Yatirim Ortakligi AS	5,000	4,548
Pavilion Real Estate Investment Trust	11,800	5,621
SA Corporate Real Estate Fund Nominees Pty Ltd.	113,973	47,717
Shin Kong No.1 REIT	25,000	12,700
Sinpas Gayrimenkul Yatirim Ortakligi AS	22,120	17,604
Sunway Real Estate Investment Trust	18,200	9,079
Torunlar Gayrimenkul Yatirim Ortakligi AS	2,108	3,739
Yuexiu Real Estate Investment Trust	40,000	20,631

		288,204

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - 4.6%
Acucap Properties Ltd.	15,945	$81,839
Agile Property Holdings Ltd.	12,000	17,020
Agung Podomoro Land Tbk PT	295,500	12,439
Alam Sutera Realty Tbk PT	494,000	39,053
Aliansce Shopping Centers S.A.	3,900	50,681
Alliances Developpement Immobilier S.A.	189	11,960
Amer Group Holding	54,880	5,067
Ayala Land, Inc.	63,800	45,476
Bakrieland Development Tbk PT*	1,182,500	6,556
Bangkokland PCL	219,600	12,519
Belle Corp.*	151,400	18,867
BR Malls Participacoes S.A.	5,200	67,392
BR Properties S.A.	3,000	38,986
Bumi Serpong Damai PT	84,000	12,074
C C Land Holdings Ltd.	130,000	47,605
Cathay Real Estate Development Co. Ltd.	23,000	11,412
Central Pattana PCL	20,900	59,749
China Merchants Property Development Co. Ltd., Class B	12,000	44,330
China Overseas Grand Oceans Group Ltd.	7,000	9,730
China Overseas Land & Investment Ltd.	40,000	124,041
China Properties Group Ltd.*	15,000	4,739
China Resources Land Ltd.	26,000	79,118
China SCE Property Holdings Ltd.	98,000	24,135
China South City Holdings Ltd.	216,000	34,535
China Vanke Co. Ltd., Class B	8,600	18,751
Chong Hong Construction Co.	6,000	19,914
Cie Generale Immobiliere	176	14,317
Ciputra Development Tbk PT	380,500	35,940
Country Garden Holdings Co. Ltd.*	70,000	37,277

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,600	$19,827
Douja Promotion Groupe Addoha S.A.	1,857	13,733
Echo Investment S.A.*	11,274	19,478
Evergrande Real Estate Group Ltd.	80,000	42,293
Fantasia Holdings Group Co. Ltd.	220,500	39,520
Farglory Land Development Co. Ltd.	7,000	12,897
Filinvest Land, Inc.	278,000	11,889
Franshion Properties China Ltd.	30,000	11,024
Globe Trade Centre S.A.*	9,143	25,422
Glorious Property Holdings Ltd.*	236,000	51,427
Greentown China Holdings Ltd.	29,000	59,679
Growthpoint Properties Ltd.	21,948	61,890
Guangzhou R&F Properties Co. Ltd., Class H	88,800	161,215
Heliopolis Housing	2,739	8,423
Hemaraj Land and Development PCL	339,700	41,466
Highwealth Construction Corp.	7,000	14,533
Hopson Development Holdings Ltd.*	16,000	32,926
Huaku Development Co. Ltd.	13,000	32,053
Huang Hsiang Construction Co.	4,000	10,296
Hung Poo Real Estate Development Corp.	9,000	9,221
Hung Sheng Construction Co. Ltd.	54,000	34,931
Hyprop Investments Ltd.	1,358	10,877
IGB Corp. Bhd	13,500	10,167
Iguatemi Empresa de Shopping Centers S.A.	1,100	15,959
IJM Land Bhd	21,600	14,947
JHSF Participacoes S.A.	2,400	10,461
Kaisa Group Holdings Ltd.*	173,000	58,667
Kindom Construction Co.	45,000	36,958

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
King’s Town Construction Co. Ltd.	9,000	$9,266
KLCC Property Holdings Bhd	4,800	9,717
KrisAssets Holdings Bhd	17,100	358
KWG Property Holding Ltd.	8,500	6,444
Land and Houses PCL	143,500	54,378
Lippo Karawaci Tbk PT	261,500	27,654
Longfor Properties Co. Ltd.	16,000	29,997
LPS Brasil Consultoria de Imoveis S.A.	1,600	28,474
LSR Group (GDR)	5,482	27,492
Mah Sing Group Bhd	20,300	14,897
Medinet Nasr Housing*	2,721	9,384
Megaworld Corp.	189,000	15,655
Mingfa Group International Co. Ltd.	36,000	11,605
Minmetals Land Ltd.	130,000	24,305
Multiplan Empreendimentos Imobiliarios S.A.	1,300	37,611
New World China Land Ltd.	20,000	10,006
Pakuwon Jati Tbk PT	229,500	6,480
Palm Hills Developments SAE*	29,634	10,503
Parque Arauco S.A.	15,229	41,436
Poly Property Group Co. Ltd.*	39,000	29,921
Powerlong Real Estate Holdings Ltd.	149,000	39,961
Prince Housing & Development Corp.	30,000	20,930
Quality Houses PCL	401,800	41,500
Radium Life Tech Co. Ltd.	30,000	28,551
Renhe Commercial Holdings Co. Ltd.*	406,000	35,598
Resilient Property Income Fund Ltd.	12,095	68,374
Robinsons Land Corp.	7,200	3,787
Ruentex Development Co. Ltd.	7,000	15,410
Sao Carlos Empreendimentos e Participacoes S.A.	700	16,958
Sentul City Tbk PT*	1,127,000	29,506
Shanghai Industrial Urban Development Group Ltd.*	50,000	13,732

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	16,200	$24,057
Shenzhen Investment Ltd.	196,000	90,222
Shimao Property Holdings Ltd.	16,500	36,466
Shining Building Business Co. Ltd.*	27,000	21,306
Shui On Land Ltd.	39,500	19,150
Silver Grant International	182,000	34,497
Sinolink Worldwide Holdings Ltd.*	138,000	13,345
Sino-Ocean Land Holdings Ltd.	41,000	32,724
Sinyi Realty Co.	7,000	10,763
SM Development Corp.	81,500	12,039
SM Prime Holdings, Inc.	91,200	39,318
Soho China Ltd.	32,500	29,250
Sonae Sierra Brasil S.A.	1,300	19,965
SP Setia Bhd	14,300	14,406
Summarecon Agung Tbk PT	156,500	30,368
Sunac China Holdings Ltd.	40,000	32,545
Sunway Bhd*	29,000	22,401
Supalai PCL	55,400	35,670
Talaat Moustafa Group*	12,909	8,132
Tomson Group Ltd.	22,000	6,241
UEM Land Holdings Bhd*	18,100	12,816
UOA Development Bhd	43,300	23,692
Vista Land & Lifescapes, Inc.	68,000	8,658
Yuexiu Property Co. Ltd.	104,000	37,145
Yuzhou Properties Co.	86,000	23,952
Zall Development Group Ltd.	40,000	15,370

		3,232,089
Road & Rail - 0.2%
All America Latina Logistica S.A.	3,600	15,691
CJ Korea Express Co. Ltd.*	88	9,697
Evergreen International Storage & Transport Corp.	17,000	11,227
Guangshen Railway Co. Ltd., Class H	144,000	62,387
JSL S.A.	2,000	15,152
Localiza Rent a Car S.A.	1,300	23,919

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Tegma Gestao Logistica	500	$8,546

		146,619
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Semiconductor Engineering, Inc.	68,000	55,042
ALI Corp.	8,000	8,887
Ardentec Corp.	25,000	16,511
Chipbond Technology Corp.	7,000	14,414
Dongbu HiTek Co. Ltd.*	1,820	10,947
Duksan Hi-Metal Co. Ltd.*	465	9,544
Elan Microelectronics Corp.	13,000	24,083
Epistar Corp.	6,000	11,400
Faraday Technology Corp.	10,000	12,531
Forhouse Corp.	25,000	12,700
Formosa Epitaxy, Inc.*	16,000	11,596
GCL-Poly Energy Holdings Ltd.	112,000	30,616
GemVax & Kael Co. Ltd.*	781	23,776
Genesis Photonics, Inc.*	14,000	10,953
Giga Solar Materials Corp.	1,000	10,025
Gintech Energy Corp.*	30,000	29,363
Global Mixed Mode Technology, Inc.	3,000	10,110
Global Unichip Corp.	2,000	6,496
Greatek Electronics, Inc.	7,000	5,476
Holtek Semiconductor Inc.*	8,000	8,318
Iljin Display Co. Ltd.*	470	8,136
Inotera Memories, Inc.*	20,000	3,353
King Yuan Electronics Co. Ltd.	106,000	62,825
Kinsus Interconnect Technology Corp.	4,000	12,545
Lextar Electronics Corp.*	8,000	7,058
Macronix International	41,000	11,803
MediaTek, Inc.	14,000	153,151
Melfas, Inc.*	508	8,770
Motech Industries, Inc.*	30,000	33,631
MStar Semiconductor, Inc.	3,000	22,810
Neo Solar Power Corp.*	40,000	30,481
Novatek Microelectronics Corp.	6,000	23,877
OptoTech Corp.	16,000	6,503
Parade Technologies Ltd.	1,000	9,043
Phison Electronics Corp.	1,000	6,757

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Pixart Imaging, Inc.	4,000	$9,578
Powertech Technology, Inc.	9,000	13,534
Radiant Opto-Electronics Corp.	6,000	23,267
Realtek Semiconductor Corp.	7,000	15,694
Regent Manner International Holdings Ltd.	35,000	6,724
Richtek Technology Corp.	1,000	6,012
Samsung Electronics Co. Ltd.	1,277	1,698,093
Semiconductor Manufacturing International Corp.*	2,185,000	136,642
Seoul Semiconductor Co. Ltd.*	252	6,260
Silicon Integrated Systems Corp.*	20,000	7,078
Siliconware Precision Industries Co.	35,000	36,806
Sino-American Silicon Products, Inc.	45,000	60,429
SK Hynix, Inc.*	6,170	138,254
Sonix Technology Co. Ltd.	9,000	12,848
Taiwan Semiconductor Manufacturing Co. Ltd.	289,000	993,463
Taiwan Surface Mounting Technology Co. Ltd.	22,000	32,672
Transcend Information, Inc.	1,000	2,733
United Microelectronics Corp.	120,000	46,738
Unity Opto Technology Co. Ltd.*	7,000	6,508
Vanguard International Semiconductor Corp.	12,000	8,718
Via Technologies, Inc.*	7,000	5,583
Visual Photonics Epitaxy Co. Ltd.	8,000	9,347
Win Semiconductors Corp.	19,000	22,007
Winbond Electronics Corp.*	229,000	44,363
Wonik IPS Co. Ltd.*	1,799	7,831

		4,074,713
Software - 0.2%
AsiaInfo-Linkage, Inc.*	2,200	24,156
Asseco Poland S.A.	863	12,541
Com2uSCorp*	159	5,344
Cyberlink Corp.	2,000	6,184

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Gamevil, Inc.*	140	$11,571
Golfzon Co. Ltd.	95	4,859
International Games System Co. Ltd.	2,000	6,977
Kingdee International Software Group Co. Ltd.*	54,000	11,141
Kingsoft Corp. Ltd.	15,000	13,055
NCSoft Corp.*	208	26,360
Neowiz Games Corp.*	474	8,815
Totvs S.A.	1,600	34,884
WeMade Entertainment Co. Ltd.*	139	4,698

		170,585
Specialty Retail - 0.9%
Ace Hardware Indonesia Tbk PT	227,500	17,752
Belle International Holdings Ltd.	54,000	120,039
China Yongda Automobiles Services Holdings Ltd.*	16,500	17,573
China ZhengTong Auto Services Holdings Ltd.*	9,500	8,452
Cia Hering	1,500	28,564
The Foschini Group Ltd.	2,395	31,397
GOME Electrical Appliances Holding Ltd.*	130,000	15,589
Grupo Elektra SAB DE CV	745	34,678
Hengdeli Holdings Ltd.	68,000	23,849
Home Product Center PCL	53,400	24,712
Hotai Motor Co. Ltd.	3,000	23,928
Indomobil Sukses Internasional Tbk PT	18,500	9,782
JD Group Ltd./South Africa	13,111	60,263
Lewis Group Ltd.	8,338	62,368
LOTTE Himart Co. Ltd.*	83	5,595
Mr Price Group Ltd.	2,800	38,647
National Petroleum Co. Ltd.	5,000	5,038
Pou Sheng International Holdings Ltd.*	87,000	6,170
Seobu T&D*	453	8,154
Shinsegae International Co. Ltd.	48	4,007
Truworths International Ltd.	5,248	59,640
Tsann Kuen Enterprise Co. Ltd.	2,000	3,935

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Zhongsheng Group Holdings Ltd.	8,000	$11,966

		622,098
Textiles, Apparel & Luxury Goods - 0.9%
361 Degrees International Ltd.	84,000	24,045
Aksa Akrilik Kimya Sanayii	7,428	21,535
Anta Sports Products Ltd.	8,000	7,468
Arezzo Industria e Comercio S.A.	1,600	30,163
Billion Industrial Holdings Ltd.	33,500	22,850
Bosideng International Holdings Ltd.	42,000	11,914
China Dongxiang Group Co.	86,000	13,861
China Lilang Ltd.	13,000	8,566
Daphne International Holdings Ltd.	12,000	15,457
Eclat Textile Co. Ltd.	2,000	8,467
Feng TAY Enterprise Co. Ltd.	16,000	19,454
Fila Korea Ltd.	437	25,283
Formosa Taffeta Co. Ltd.	12,000	11,583
FORUS S.A.	2,209	12,656
Grendene S.A.	1,800	15,854
Guararapes Confeccoes S.A.	200	10,958
Handsome Co. Ltd.	560	13,037
Hansae Co. Ltd.*	620	7,715
Lealea Enterprise Co. Ltd.	81,000	30,588
LG Fashion Corp.*	810	21,125
Li Ning Co. Ltd.*	26,000	17,433
Li Peng Enterprise Co. Ltd.*	36,000	12,863
LPP S.A.	10	15,663
Makalot Industrial Co. Ltd.	5,000	16,358
NG2 S.A.	813	18,904
Nien Hsing Textile Co. Ltd.	10,000	7,044
Peak Sport Products Co. Ltd.	91,000	17,835
Ports Design Ltd.	40,500	35,092
Pou Chen Corp.	31,000	30,972
Restoque Comercio e Confeccoes de Roupas S.A.*	3,200	13,835
Ruentex Industries Ltd.	6,000	15,241
Shenzhou International Group Holdings Ltd.	5,000	12,146

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Shinkong Textile Co. Ltd.	10,000	$13,107
Tainan Spinning Co. Ltd.	40,000	19,169
Woongjin Chemical Co. Ltd.*	19,220	17,280
XTEP International Holdings	15,000	6,421
Youngone Corp.*	150	5,221
Youngone Holdings Co. Ltd.*	616	38,015

		645,178
Thrifts & Mortgage Finance - 0.0%†
Malaysia Building Society	19,400	14,111

Tobacco - 0.3%
British American Tobacco Malaysia Bhd	1,300	24,017
Gudang Garam Tbk PT	6,500	34,602
JT International Bhd	1,900	3,944
KT&G Corp.	1,236	86,151
Philip Morris CR AS	15	9,047
Souza Cruz S.A.	3,700	61,289

		219,050
Trading Companies & Distributors - 0.4%
AKR Corporindo Tbk PT	20,000	7,957
Barloworld Ltd.	2,373	22,314
CITIC Resources Holdings Ltd.*	244,000	38,698
Daewoo International Corp.*	340	11,615
Hexindo Adiperkasa Tbk PT	8,000	5,503
Hyundai Corp.*	1,120	24,530
iMarketKorea, Inc.	780	16,296
LG International Corp.	370	15,290
Mills Estruturas e Servicos de Engenharia S.A.	800	13,473
Samsung C&T Corp.	1,345	78,309
SK Networks Co. Ltd.*	1,360	10,054

		244,039
Transportation Infrastructure - 1.2%
Airports of Thailand PCL	4,800	16,982
Anhui Expressway Co., Class H	40,000	25,272
Arteris S.A.	1,700	17,699
Bangkok Expressway PCL	16,100	22,271

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Beijing Capital International Airport Co. Ltd., Class H	66,000	$54,975
CCR S.A.	9,800	101,242
China Merchants Holdings International Co. Ltd.	12,000	42,551
COSCO Pacific Ltd.	18,000	29,197
EcoRodovias Infraestrutura e Logistica S.A.	1,300	11,515
Grupo Aeroportuario del Centro Norte Sab de CV	7,100	23,757
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,400	46,179
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,600	19,123
Jasa Marga Persero Tbk PT	17,000	9,600
Jiangsu Expressway Co. Ltd., Class H	36,000	37,135
LLX Logistica S.A.*	9,800	10,986
Malaysia Airports Holdings Bhd	5,900	10,463
NCB Holdings Bhd	10,900	15,647
Novorossiysk Commercial Sea Port PJSC (GDR)	3,728	30,346
OHL Mexico SAB de CV*	15,100	34,223
Road King Infrastructure Ltd.	21,000	19,306
Santos Brasil Participacoes S.A.	400	6,435
Shenzhen Expressway Co. Ltd., Class H	56,000	23,467
Shenzhen International Holdings Ltd.	780,000	103,591
Taiwan High Speed Rail Corp.*	52,447	10,054
TAV Havalimanlari Holding AS	1,264	7,868
Tianjin Port Development Holdings Ltd.	164,000	24,741
Yuexiu Transport Infrastructure Ltd.	52,000	28,630
Zhejiang Expressway Co. Ltd., Class H	46,000	40,867

		824,122
Water Utilities - 0.2%
Aguas Andinas S.A., Class A	27,859	20,463
Beijing Enterprises Water Group Ltd.	16,000	4,002

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	1,300	$58,622
Cia de Saneamento de Minas Gerais-COPASA	400	9,745
Guangdong Investment Ltd.	16,000	13,286
Inversiones Aguas Metropolitanas S.A.	7,326	15,148
Manila Water Co., Inc.	10,500	9,265
Thai Tap Water Supply PCL	42,200	14,576

		145,107
Wireless Telecommunication Services - 3.5%
Advanced Info Service PCL	10,900	76,761
Allied Technologies Ltd.	5,047	22,995
Almendral S.A.	90,219	14,684
America Movil SAB de CV	454,000	573,062
Axiata Group Bhd	32,600	66,102
China Mobile Ltd.	62,500	687,012
DiGi.Com Bhd	42,100	66,666
Egyptian Co. for Mobile Services*	182	3,715
ENTEL Chile S.A.	2,106	45,646
Far EasTone Telecommunications Co. Ltd.	19,000	48,326
Globe Telecom, Inc.	265	6,995
Indosat Tbk PT	17,000	11,869
Maxis Bhd	27,600	56,586
MTN Group Ltd.	20,378	399,432
Orascom Telecom Holding SAE*	17,121	11,269
Orascom Telecom Media And Technology Holding SAE	273,069	23,179
Philippine Long Distance Telephone Co.	320	21,913
Shin Corp. PCL	11,100	25,405
Sistema JSFC (GDR)	2,108	46,376
SK Telecom Co. Ltd.	162	24,919
Taiwan Mobile Co. Ltd.	19,000	67,566
Tim Participacoes S.A.	9,800	43,354
Tower Bersama Infrastructure Tbk PT*	12,000	7,269
Turkcell Iletisim Hizmetleri AS*	9,453	58,843

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Vodacom Group Ltd.	4,337	$60,575

		2,470,519

Total Common Stocks (Cost $60,906,338)		63,480,796

Preferred Stocks - 5.4%
Airlines - 0.1%
Gol Linhas Aereas Inteligentes S.A.*	4,000	29,137

Automobiles - 0.1%
Hyundai Motor Co.	921	60,263

Beverages - 0.7%
Cia de Bebidas das Americas	9,300	438,538
Coca-Cola Embonor S.A., Class B	6,922	20,615
Embotelladora Andina S.A., Class A	3,695	19,132
Embotelladora Andina S.A., Class B	4,009	26,439

		504,724
Capital Markets - 0.0%†
Daishin Securities Co. Ltd.	840	5,299

Chemicals - 0.1%
Braskem S.A., Class A	1,200	9,055
LG Chem Ltd.	36	3,197
Sociedad Quimica y Minera de Chile S.A., Class B	979	55,792

		68,044
Commercial Banks - 1.6%
Banco Bradesco S.A.	23,700	436,065
Banco do Estado do Rio Grande do Sul S.A.	1,800	15,428
Banco Industrial e Comercial S.A.	7,900	25,219
Grupo Aval Acciones y Valores	11,333	8,010
Itau Unibanco Holding S.A.	29,200	504,233

	Shares	Value
Preferred Stocks - (continued)
Commercial Banks - (continued)
Itausa - Investimentos Itau S.A.	34,100	$172,797

		1,161,752
Containers & Packaging - 0.1%
Klabin S.A.	7,000	48,034

Diversified Financial Services - 0.1%
Grupo de Inversiones Suramericana S.A.	1,900	41,091

Diversified Telecommunication Services - 0.1%
Axtel SAB de CV*	68,100	18,864
Oi S.A.	7,000	28,328
Telefonica Brasil S.A.	2,400	60,676

		107,868
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras S.A.	2,500	15,886
Centrais Eletricas de Santa Catarina S.A.	1,600	19,232
Cia de Transmissao de Energia Eletrica Paulista	500	8,797
Cia Energetica de Minas Gerais	5,600	60,808
Cia Energetica do Ceara	600	12,970
Cia Paranaense de Energia	1,400	22,944
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	10,500	72,052

		212,689
Food & Staples Retailing - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,500	70,807

Household Durables - 0.0%†
LG Electronics, Inc.	80	1,473

Independent Power Producers & Energy Traders - 0.0%†
AES Tiete S.A.	1,600	16,690
Cia Energetica de Sao Paulo	2,900	28,808

		45,498

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Preferred Stocks - (continued)
Industrial Conglomerates - 0.1%
Allied Electronics Corp. Ltd.	20,581	$50,686

Insurance - 0.0%†
Samsung Fire & Marine Insurance Co. Ltd.	15	1,128

Machinery - 0.0%†
Marcopolo S.A.	1,600	10,818
Randon Participacoes S.A.	4,300	25,400

		36,218
Metals & Mining - 1.0%
Bradespar S.A.	2,100	32,611
Gerdau S.A.	9,400	82,555
Metalurgica Gerdau S.A.	2,800	31,375
Usinas Siderurgicas de Minas Gerais S.A.	4,700	24,431
Vale S.A.	24,000	466,921

		637,893
Multiline Retail - 0.1%
Lojas Americanas S.A.	5,800	51,813

Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro S.A.	50,000	454,454

Paper & Forest Products - 0.0%†
Suzano Papel e Celulose S.A.*	6,600	24,221

Personal Products - 0.0%†
Amorepacific Corp.*	12	4,171

Semiconductors & Semiconductor Equipment - 0.3%
Samsung Electronics Co. Ltd.	225	175,219

Textiles, Apparel & Luxury Goods - 0.0%†
Alpargatas S.A.	1,400	10,135

	Shares	Value
Preferred Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Cia de Tecidos do Norte de Minas - Coteminas*	4,400	$7,742

		17,877

Total Preferred Stocks (Cost $3,673,607)		3,810,359

	No. of Rights
Rights - 0.0%†
Corpbanca S.A., expiring 02/14/13 at 6.25 CLP*	141,043	158
Equatorial Energia S.A., expiring 02/19/13 at 17.78 BRL*	128	55
Polimex-Mostostal S.A., expiring 11/29/12 at —*^	4,668	22
Sociedad Matriz Banco de Chile, expiring 02/14/13 at 64 CLP*^	5,606	105

Total Rights (Cost $—)		340

	No. of Warrants
Warrants - 0.0%†
WCT Bhd, expiring 12/11/17 at 2.25 MYR*	2,140	190

Total Warrants (Cost $—)		190

Total Investment Securities (Cost $64,579,945) — 95.9%		67,291,685

Other assets less liabilities — 4.1%		2,866,010

Net Assets — 100.0%		$70,157,695

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $135,438 or 0.20% of net assets.
†	Amount represents less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,682,238
Aggregate gross unrealized depreciation	(986,358)

Net unrealized appreciation	$2,695,880

Federal income tax cost of investments	$64,595,805

Futures Contracts Purchased

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini Index Futures Contracts	8	03/15/13	$428,720	$4,289
SGX S&P CNX Nifty Index Futures Contracts	212	02/28/13	2,575,376	(17,924)

				$(13,635)

Cash collateral in the amount of $169,272 was pledged to cover margin requirements for open futures contracts as of January 31, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2013:

Contracts to Deliver		Counterparty	In Exchange For		Delivery Date	Unrealized Appreciation
INR	71,656,000	Morgan Stanley	USD	1,300,000	03/20/13	$35,654
INR	21,632,000	Morgan Stanley	USD	400,000	03/20/13	3,216
INR	46,313,232	UBS AG	USD	843,900	03/20/13	19,370

						$58,240

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2013 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in the following countries as of January 31, 2013:

Brazil	10.7%
Chile	2.2%
China	20.4%
Colombia	0.9%
Czech Republic	0.3%
Egypt	0.4%
Hong Kong	0.1%
Hungary	0.2%
India	4.2%
Indonesia	2.8%
Malaysia	3.3%
Mexico	4.6%
Morocco	0.2%
Peru	0.7%
Philippines	1.2%
Poland	1.3%
Russia	4.8%
South Africa	8.5%
South Korea	12.5%
Taiwan	11.5%
Thailand	3.2%
Turkey	1.9%
Other [1]	4.1%

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 100.0%
Aerospace & Defense - 2.3%
Exelis, Inc.	1,750	$19,232
General Dynamics Corp.	1,792	118,810
Lockheed Martin Corp.	1,638	142,293
Northrop Grumman Corp.	567	36,878
Raytheon Co.	1,974	103,990

		421,203
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	1,813	143,753

Auto Components - 0.1%
Autoliv, Inc.	392	25,794

Automobiles - 0.7%
Ford Motor Co.	9,653	125,006

Beverages - 0.2%
PepsiCo, Inc.	581	42,326

Capital Markets - 2.4%
Ameriprise Financial, Inc.	1,694	112,346
Apollo Investment Corp.	10,858	97,722
Ares Capital Corp.	1,253	22,441
Federated Investors, Inc., Class B	4,440	105,051
Waddell & Reed Financial, Inc., Class A	2,703	107,309

		444,869
Chemicals - 2.2%
The Dow Chemical Co.	3,024	97,373
E.I. du Pont de Nemours & Co.	2,352	111,602
Huntsman Corp.	5,336	94,074
Kronos Worldwide, Inc.	1,134	21,988
The Scotts Miracle-Gro Co., Class A	2,108	92,162

		417,199
Commercial Banks - 2.2%
Bank of Hawaii Corp.	2,025	97,382
FirstMerit Corp.	1,337	20,363
National Penn Bancshares, Inc.	1,946	18,973

	Shares	Value
Common Stocks - 100.0%
Commercial Banks - (continued)
Trustmark Corp.	826	$19,105
Valley National Bancorp	1,995	19,531
Wells Fargo & Co.	6,573	228,938

		404,292
Commercial Services & Supplies - 2.7%
Avery Dennison Corp.	2,730	105,132
Deluxe Corp.	2,954	108,678
Healthcare Services Group, Inc.	3,745	90,442
Pitney Bowes, Inc.	7,869	113,392
R.R. Donnelley & Sons Co.	9,395	86,434

		504,078
Communications Equipment - 1.9%
Cisco Systems, Inc.	10,906	224,336
Harris Corp.	490	22,638
Motorola Solutions, Inc.	1,850	108,022

		354,996
Computers & Peripherals - 2.5%
Dell, Inc.	3,570	47,267
Diebold, Inc.	3,045	89,645
Hewlett-Packard Co.	4,767	78,703
Lexmark International, Inc., Class A	3,480	83,729
Seagate Technology PLC	3,640	123,687
Western Digital Corp.	735	34,545

		457,576
Consumer Finance - 0.1%
SLM Corp.	1,477	24,947

Containers & Packaging - 1.0%
Greif, Inc., Class A	2,170	101,947
Packaging Corp of America	2,422	93,077

		195,024
Distributors - 0.2%
Genuine Parts Co.	448	30,477

Diversified Consumer Services - 0.6%
H&R Block, Inc.	5,159	117,470

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - 4.5%
Bank of America Corp.	3,885	$43,978
Citigroup, Inc.	1,036	43,678
JPMorgan Chase & Co.	15,050	708,102
NYSE Euronext	1,022	35,331

		831,089
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	9,226	320,973
CenturyLink, Inc.	1,512	61,160
Frontier Communications Corp.	4,921	22,489
Verizon Communications, Inc.	12,464	543,555

		948,177
Electric Utilities - 2.4%
American Electric Power Co., Inc.	2,898	131,251
Entergy Corp.	476	30,750
Hawaiian Electric Industries, Inc.	3,787	102,135
Pepco Holdings, Inc.	1,085	21,179
Portland General Electric Co.	1,533	44,028
PPL Corp.	3,829	115,980

		445,323
Electrical Equipment - 0.6%
Emerson Electric Co.	1,848	105,798
Rockwell Automation, Inc.	119	10,614

		116,412
Electronic Equipment, Instruments & Components - 0.1%
Molex, Inc.	784	21,293

Energy Equipment & Services - 0.9%
Diamond Offshore Drilling, Inc.	329	24,705
RPC, Inc.	7,973	119,356
Schlumberger Ltd.	343	26,771

		170,832
Food & Staples Retailing - 2.5%
Safeway, Inc.	5,481	105,509
Sysco Corp.	1,428	45,368
Wal-Mart Stores, Inc.	4,522	316,314

		467,191
Food Products - 1.1%
Campbell Soup Co.	2,527	92,766

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
ConAgra Foods, Inc.	3,584	$117,161

		209,927
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories	511	17,313

Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	1,687	73,908

Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	2,982	97,631
Cracker Barrel Old Country Store, Inc.	294	19,057
Darden Restaurants, Inc.	462	21,483
Six Flags Entertainment Corp.	343	21,588

		159,759
Household Durables - 0.8%
Garmin Ltd.	574	21,749
Leggett & Platt, Inc.	784	23,081
Whirlpool Corp.	917	105,803

		150,633
Household Products - 1.3%
Kimberly-Clark Corp.	994	88,973
The Procter & Gamble Co.	2,002	150,470

		239,443
Insurance - 3.7%
Aflac, Inc.	2,793	148,196
American National Insurance Co.	266	20,538
Arthur J Gallagher & Co.	2,436	90,010
Cincinnati Financial Corp.	602	25,549
Erie Indemnity Co., Class A	1,330	94,882
Mercury General Corp.	2,128	84,269
Old Republic International Corp.	1,862	21,227
PartnerRe Ltd.	1,113	97,599
Principal Financial Group, Inc.	3,577	110,923

		693,193
Internet Software & Services - 0.5%
IAC/InterActiveCorp	2,156	88,935

IT Services - 5.9%
Accenture PLC, Class A	4,431	318,544

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Automatic Data Processing, Inc.	1,176	$69,725
Booz Allen Hamilton Holding Corp.	6,217	86,167
Broadridge Financial Solutions, Inc.	3,759	88,600
Computer Sciences Corp.	2,506	104,751
Fidelity National Information Services, Inc.	1,015	37,667
International Business Machines Corp.	826	167,736
Paychex, Inc.	903	29,465
SAIC, Inc.	7,602	91,984
The Western Union Co.	7,609	108,276

		1,102,915
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	581	21,712
Mattel, Inc.	854	32,136

		53,848
Machinery - 1.4%
Harsco Corp.	959	24,445
Sauer-Danfoss, Inc.	2,240	120,221
Timken Co.	2,261	121,212

		265,878
Media - 1.9%
Comcast Corp., Class A	742	28,255
Gannett Co., Inc.	5,222	102,508
The McGraw-Hill Cos., Inc.	1,995	114,753
Meredith Corp.	588	21,321
Regal Entertainment Group, Class A	5,642	84,235

		351,072
Metals & Mining - 1.4%
Commercial Metals Co.	6,476	107,825
Nucor Corp.	777	35,750
Steel Dynamics, Inc.	7,063	107,428

		251,003
Multi-Utilities - 4.2%
Ameren Corp.	3,374	109,453
Avista Corp.	3,871	100,104
CenterPoint Energy, Inc.	5,068	103,590
Consolidated Edison, Inc.	966	54,946
DTE Energy Co.	1,701	107,690

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
Public Service Enterprise Group, Inc.	3,619	$112,840
TECO Energy, Inc.	5,684	101,005
Vectren Corp.	3,087	97,426

		787,054
Office Electronics - 0.6%
Xerox Corp.	14,756	118,196

Oil, Gas & Consumable Fuels - 11.3%
Chevron Corp.	6,421	739,378
ConocoPhillips	2,877	166,866
Exxon Mobil Corp.	10,185	916,345
Marathon Petroleum Corp.	2,030	150,646
The Williams Cos., Inc.	3,759	131,753

		2,104,988
Paper & Forest Products - 0.2%
International Paper Co.	1,008	41,751

Personal Products - 0.4%
Herbalife Ltd.	1,869	67,882

Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	4,137	149,511
Eli Lilly & Co.	2,625	140,936
Johnson & Johnson	2,268	167,651
Merck & Co., Inc.	5,558	240,383
Pfizer, Inc.	26,317	717,928
Questcor Pharmaceuticals, Inc.	1,421	36,207
Warner Chilcott PLC, Class A	7,380	104,575

		1,557,191
Real Estate Investment Trusts (REITs) - 6.5%
Alexander’s, Inc.	203	67,571
Annaly Capital Management, Inc.	2,366	35,182
ARMOUR Residential REIT, Inc.	2,842	20,406
Brandywine Realty Trust	1,610	20,495
CBL & Associates Properties, Inc.	945	20,308
EPR Properties	427	20,009
HCP, Inc.	1,057	49,034
Highwoods Properties, Inc.	623	22,428
Hospitality Properties Trust	896	22,597

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Lexington Realty Trust	9,842	$108,262
Liberty Property Trust	623	24,403
The Macerich Co.	441	26,337
Mack-Cali Realty Corp.	770	20,921
Medical Properties Trust, Inc.	1,624	21,843
MFA Financial, Inc.	2,464	22,151
National Health Investors, Inc.	1,633	103,941
National Retail Properties, Inc.	672	21,517
Newcastle Investment Corp.	11,102	116,460
Omega Healthcare Investors, Inc.	875	22,365
Piedmont Office Realty Trust, Inc., Class A	1,155	22,326
Plum Creek Timber Co., Inc.	2,296	110,621
Senior Housing Properties Trust	959	23,102
Simon Property Group, Inc.	1,827	292,649

		1,214,928
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	3,059	39,492
Cypress Semiconductor Corp.*	1,890	19,410
KLA-Tencor Corp.	567	31,134
Linear Technology Corp.	791	28,966
Marvell Technology Group Ltd.	1,323	12,238
Microchip Technology, Inc.	791	26,459
Texas Instruments, Inc.	2,716	89,845

		247,544
Software - 2.7%
CA, Inc.	4,375	108,588
Microsoft Corp.	12,068	331,508
Oracle Corp.	1,708	60,651

		500,747
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	4,690	94,785
Best Buy Co., Inc.	7,812	127,023
GameStop Corp., Class A	3,375	78,300
Guess?, Inc.	3,516	95,248
The Home Depot, Inc.	3,675	245,931
Staples, Inc.	8,064	108,703

		749,990

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	1,820	$24,297
People’s United Financial, Inc.	1,827	22,490

		46,787
Tobacco - 4.4%
Altria Group, Inc.	11,935	401,971
Lorillard, Inc.	2,604	101,738
Philip Morris International, Inc.	2,282	201,181
Reynolds American, Inc.	2,450	107,751

		812,641

Total Common Stocks (Cost $18,186,036)		18,616,853

Total Investment Securities (Cost $18,186,036) — 100.0%		18,616,853

Other assets less liabilities — 0.0%		7,153

Net Assets — 100.0%		$18,624,006

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$507,482
Aggregate gross unrealized depreciation	(76,238)

Net unrealized appreciation	$431,244

Federal income tax cost of investments	$18,185,609

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Aerospace & Defense - 2.9%
Exelis, Inc.	250	$2,748
General Dynamics Corp.	257	17,039
Honeywell International, Inc.	268	18,288
Lockheed Martin Corp.	234	20,328
Northrop Grumman Corp.	81	5,268
Raytheon Co.	283	14,908

		78,579
Air Freight & Logistics - 0.8%
United Parcel Service, Inc., Class B	259	20,536

Auto Components - 1.2%
Autoliv, Inc.	56	3,685
Cooper Tire & Rubber Co.	502	12,781
Dana Holding Corp.	928	14,922

		31,388
Automobiles - 1.5%
Ford Motor Co.	3,006	38,928

Beverages - 0.2%
PepsiCo, Inc.	83	6,047

Building Products - 0.5%
Masco Corp.	775	14,252

Capital Markets - 2.5%
Ameriprise Financial, Inc.	242	16,049
Apollo Investment Corp.	1,540	13,860
Ares Capital Corp.	179	3,206
Federated Investors, Inc., Class B	657	15,545
Janus Capital Group, Inc.	318	2,957
Waddell & Reed Financial, Inc., Class A	383	15,205

		66,822
Chemicals - 2.0%
The Dow Chemical Co.	432	13,910
E.I. du Pont de Nemours & Co.	336	15,943
Huntsman Corp.	758	13,364
Kronos Worldwide, Inc.	162	3,141
Olin Corp.	129	3,001

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
RPM International, Inc.	110	$3,433

		52,792
Commercial Banks - 3.6%
Fifth Third Bancorp	1,001	16,306
Valley National Bancorp	285	2,790
Wells Fargo & Co.	2,202	76,696

		95,792
Commercial Services & Supplies - 2.2%
Avery Dennison Corp.	391	15,057
Deluxe Corp.	419	15,415
Pitney Bowes, Inc.	1,116	16,082
R.R. Donnelley & Sons Co.	1,299	11,951

		58,505
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,559	32,069
Harris Corp.	70	3,234
Motorola Solutions, Inc.	273	15,940

		51,243
Computers & Peripherals - 2.4%
Dell, Inc.	510	6,752
Diebold, Inc.	418	12,306
Hewlett-Packard Co.	681	11,243
Lexmark International, Inc., Class A	497	11,958
Seagate Technology PLC	520	17,670
Western Digital Corp.	105	4,935

		64,864
Containers & Packaging - 1.2%
Greif, Inc., Class A	310	14,564
Packaging Corp of America	346	13,297
Sonoco Products Co.	97	3,006

		30,867
Diversified Consumer Services - 0.6%
H&R Block, Inc.	737	16,782

Diversified Financial Services - 4.4%
Bank of America Corp.	555	6,282
Citigroup, Inc.	148	6,240
JPMorgan Chase & Co.	2,138	100,593

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services -(continued)
NYSE Euronext	146	$5,047

		118,162
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	1,318	45,853
CenturyLink, Inc.	216	8,737
Frontier Communications Corp.	704	3,218
Verizon Communications, Inc.	1,774	77,364

		135,172
Electric Utilities - 3.0%
American Electric Power Co., Inc.	415	18,795
Entergy Corp.	68	4,393
FirstEnergy Corp.	145	5,871
Hawaiian Electric Industries, Inc.	519	13,997
Pepco Holdings, Inc.	164	3,201
PPL Corp.	548	16,599
The Southern Co.	303	13,402
UIL Holdings Corp.	80	2,977

		79,235
Electrical Equipment - 1.4%
Eaton Corp. PLC	111	6,322
Emerson Electric Co.	265	15,171
Rockwell Automation, Inc.	185	16,500

		37,993
Electronic Equipment, Instruments & Components - 0.8%
Jabil Circuit, Inc.	669	12,651
Molex, Inc.	112	3,042
TE Connectivity Ltd.	146	5,676

		21,369
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling, Inc.	47	3,529
RPC, Inc.	760	11,377
Schlumberger Ltd.	49	3,825

		18,731
Food & Staples Retailing - 1.2%
Safeway, Inc.	784	15,092
Sysco Corp.	204	6,481
Wal-Mart Stores, Inc.	132	9,233

		30,806
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	73	2,473

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Medtronic, Inc.	135	$6,291

		8,764
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.	87	3,987

Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	440	14,406
Darden Restaurants, Inc.	66	3,069
Royal Caribbean Cruises Ltd.	93	3,367
Six Flags Entertainment Corp.	49	3,084
Starwood Hotels & Resorts Worldwide, Inc.	78	4,790
Wyndham Worldwide Corp.	71	3,961
Wynn Resorts Ltd.	129	16,153

		48,830
Household Durables - 0.9%
Garmin Ltd.	82	3,107
Leggett & Platt, Inc.	111	3,268
Newell Rubbermaid, Inc.	161	3,780
Whirlpool Corp.	131	15,115

		25,270
Household Products - 0.8%
The Procter & Gamble Co.	286	21,496

Insurance - 3.1%
Aflac, Inc.	399	21,171
American National Insurance Co.	38	2,934
Hartford Financial Services Group, Inc.	182	4,514
Mercury General Corp.	304	12,038
Old Republic International Corp.	266	3,032
Principal Financial Group, Inc.	512	15,877
Protective Life Corp.	491	15,535
Prudential Financial, Inc.	160	9,261

		84,362
Internet & Catalog Retail - 0.5%
HSN, Inc.	236	14,066

IT Services - 5.1%
Accenture PLC, Class A	633	45,506
Automatic Data Processing, Inc.	168	9,961

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Broadridge Financial Solutions, Inc.	537	$12,657
International Business Machines Corp.	184	37,365
Paychex, Inc.	129	4,209
SAIC, Inc.	1,086	13,141
The Western Union Co.	1,085	15,440

		138,279
Leisure Equipment & Products - 0.5%
Brunswick Corp.	165	5,966
Hasbro, Inc.	83	3,102
Mattel, Inc.	122	4,591

		13,659
Machinery - 2.5%
Caterpillar, Inc.	234	23,023
Cummins, Inc.	63	7,234
Harsco Corp.	137	3,492
Sauer-Danfoss, Inc.	320	17,175
Timken Co.	323	17,316

		68,240
Media - 1.6%
CBS Corp., Class B	208	8,678
Comcast Corp., Class A	106	4,036
Gannett Co., Inc.	746	14,644
Meredith Corp.	84	3,046
Regal Entertainment Group, Class A	806	12,034

		42,438
Metals & Mining - 1.3%
Commercial Metals Co.	919	15,301
Nucor Corp.	111	5,107
Steel Dynamics, Inc.	1,009	15,347

		35,755
Multiline Retail - 0.5%
Macy’s, Inc.	370	14,619

Multi-Utilities - 3.5%
Ameren Corp.	482	15,636
Avista Corp.	554	14,327
CenterPoint Energy, Inc.	94	1,921
DTE Energy Co.	243	15,384
Integrys Energy Group, Inc.	59	3,227

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
Public Service Enterprise Group, Inc.	517	$16,120
TECO Energy, Inc.	813	14,447
Vectren Corp.	441	13,918

		94,980
Office Electronics - 0.6%
Xerox Corp.	2,111	16,909

Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	917	105,593
ConocoPhillips	412	23,896
Exxon Mobil Corp.	629	56,591
Marathon Petroleum Corp.	290	21,521
Occidental Petroleum Corp.	290	25,598
Spectra Energy Corp.	226	6,278
Teekay Corp.	83	2,920
The Williams Cos., Inc.	537	18,822

		261,219
Paper & Forest Products - 0.7%
Domtar Corp.	165	13,733
International Paper Co.	144	5,964

		19,697
Personal Products - 0.4%
Herbalife Ltd.	267	9,697

Pharmaceuticals - 8.3%
Bristol-Myers Squibb Co.	592	21,395
Eli Lilly & Co.	375	20,134
Johnson & Johnson	401	29,642
Merck & Co., Inc.	794	34,340
Pfizer, Inc.	3,747	102,218
Warner Chilcott PLC, Class A	1,048	14,850

		222,579
Real Estate Investment Trusts (REITs) - 5.9%
Annaly Capital Management, Inc.	338	5,026
ARMOUR Residential REIT, Inc.	406	2,915
Brandywine Realty Trust	230	2,928
CBL & Associates Properties, Inc.	135	2,901
Digital Realty Trust, Inc.	58	3,939
EPR Properties	61	2,858

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
HCP, Inc.	157	$7,283
Highwoods Properties, Inc.	89	3,204
Hospitality Properties Trust	128	3,228
Kimco Realty Corp.	193	4,009
LaSalle Hotel Properties	116	3,167
Lexington Realty Trust	1,308	14,388
Liberty Property Trust	89	3,486
The Macerich Co.	65	3,882
Mack-Cali Realty Corp.	110	2,989
Medical Properties Trust, Inc.	232	3,120
MFA Financial, Inc.	352	3,164
National Health Investors, Inc.	119	7,574
National Retail Properties, Inc.	96	3,074
Newcastle Investment Corp.	1,587	16,648
Omega Healthcare Investors, Inc.	125	3,195
Regency Centers Corp.	67	3,339
Senior Housing Properties Trust	137	3,300
Simon Property Group, Inc.	261	41,807
Vornado Realty Trust	60	5,068
Weingarten Realty Investors	109	3,144

		159,636
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	437	5,642
Cypress Semiconductor Corp.*	270	2,773
KLA-Tencor Corp.	81	4,448
Linear Technology Corp.	113	4,138
Marvell Technology Group Ltd.	1,282	11,858
Microchip Technology, Inc.	113	3,780
Texas Instruments, Inc.	388	12,835
Xilinx, Inc.	114	4,160

		49,634
Software - 2.7%
CA, Inc.	627	15,562
Microsoft Corp.	1,724	47,358
Oracle Corp.	244	8,665

		71,585
Specialty Retail - 2.5%
Best Buy Co., Inc.	1,117	18,162
Guess?, Inc.	499	13,518
The Home Depot, Inc.	60	4,015
Ltd. Brands, Inc.	300	14,406

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Penske Automotive Group, Inc.	92	$3,029
Staples, Inc.	1,127	15,192

		68,322
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	260	3,471

Tobacco - 4.3%
Altria Group, Inc.	1,705	57,424
Philip Morris International, Inc.	492	43,375
Reynolds American, Inc.	350	15,393

		116,192

Total Common Stocks (Cost $2,498,386)		2,682,551

Total Investment Securities (Cost $2,498,386) — 99.7%		2,682,551

Other assets less liabilities — 0.3%		6,930

Net Assets — 100.0%		$2,689,481

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,067
Aggregate gross unrealized depreciation	(7,804)

Net unrealized appreciation	$184,263

Federal income tax cost of investments	$2,498,288

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Aerospace & Defense - 2.3%
General Dynamics Corp.	257	$17,039
L-3 Communications Holdings, Inc.	39	2,961
Lockheed Martin Corp.	235	20,415
Northrop Grumman Corp.	81	5,268
Raytheon Co.	283	14,908

		60,591
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	239	15,810
United Parcel Service, Inc., Class B	260	20,615

		36,425
Beverages - 1.0%
PepsiCo, Inc.	369	26,882

Capital Markets - 1.8%
Apollo Investment Corp.	1,545	13,905
Ares Capital Corp.	180	3,224
Federated Investors, Inc., Class B	633	14,976
Waddell & Reed Financial, Inc., Class A	384	15,245

		47,350
Chemicals - 1.5%
The Dow Chemical Co.	303	9,757
E.I. du Pont de Nemours & Co.	337	15,991
The Scotts Miracle-Gro Co., Class A	299	13,072

		38,820
Commercial Banks - 3.1%
Bank of Hawaii Corp.	282	13,562
Cullen/Frost Bankers, Inc.	226	13,309
FirstMerit Corp.	192	2,924
FNB Corp./PA	234	2,712
National Penn Bancshares, Inc.	279	2,720
Trustmark Corp.	118	2,729
U.S. Bancorp	710	23,501
Valley National Bancorp	286	2,800
Wells Fargo & Co.	480	16,719

		80,976

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - 2.7%
Avery Dennison Corp.	376	$14,480
Deluxe Corp.	420	15,452
Healthcare Services Group, Inc.	536	12,944
Pitney Bowes, Inc.	1,120	16,139
R.R. Donnelley & Sons Co.	1,342	12,347

		71,362
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,564	32,172
Harris Corp.	71	3,280

		35,452
Computers & Peripherals - 2.2%
Diebold, Inc.	419	12,335
Hewlett-Packard Co.	683	11,276
Lexmark International, Inc., Class A	498	11,982
Seagate Technology PLC	522	17,738
Western Digital Corp.	105	4,935

		58,266
Consumer Finance - 0.5%
SLM Corp.	835	14,103

Containers & Packaging - 1.1%
Bemis Co., Inc.	378	13,487
Greif, Inc., Class A	311	14,611

		28,098
Distributors - 0.2%
Genuine Parts Co.	64	4,354

Diversified Consumer Services - 0.6%
H&R Block, Inc.	752	17,123

Diversified Financial Services - 1.8%
Bank of America Corp.	557	6,305
Citigroup, Inc.	148	6,240
JPMorgan Chase & Co.	641	30,159
NYSE Euronext	146	5,047

		47,751
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	1,323	46,027

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services
CenturyLink, Inc.	217	$8,778
Frontier Communications Corp.	706	3,227
Verizon Communications, Inc.	1,781	77,669

		135,701
Electric Utilities - 2.4%
American Electric Power Co., Inc.	416	18,841
Entergy Corp.	69	4,457
Hawaiian Electric Industries, Inc.	551	14,860
Pepco Holdings, Inc.	165	3,221
Portland General Electric Co.	212	6,089
PPL Corp.	549	16,629

		64,097
Electrical Equipment - 0.6%
Emerson Electric Co.	255	14,599

Energy Equipment & Services - 0.3%
Diamond Offshore Drilling, Inc.	48	3,604
Schlumberger Ltd.	49	3,825

		7,429
Food & Staples Retailing - 4.6%
The Kroger Co.	592	16,399
Safeway, Inc.	800	15,400
Sysco Corp.	204	6,481
Wal-Mart Stores, Inc.	1,193	83,450

		121,730
Food Products - 1.1%
Campbell Soup Co.	362	13,289
ConAgra Foods, Inc.	514	16,803

		30,092
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories	73	2,473

Health Care Providers & Services - 0.4%
Owens & Minor, Inc.	334	10,224

Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	442	14,471
Cracker Barrel Old Country Store, Inc.	42	2,722

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Darden Restaurants, Inc.	67	$3,116
Six Flags Entertainment Corp.	49	3,084

		23,393
Household Durables - 0.2%
Garmin Ltd.	82	3,107
Leggett & Platt, Inc.	112	3,297

		6,404
Household Products - 1.3%
Kimberly-Clark Corp.	136	12,173
The Procter & Gamble Co.	287	21,571

		33,744
Insurance - 5.5%
American National Insurance Co.	38	2,934
Arthur J Gallagher & Co.	350	12,932
Cincinnati Financial Corp.	86	3,650
Erie Indemnity Co., Class A	183	13,055
Fidelity National Financial, Inc., Class A	547	13,730
The Hanover Insurance Group, Inc.	349	14,504
Marsh & McLennan Cos., Inc.	468	16,605
Mercury General Corp.	305	12,078
Old Republic International Corp.	267	3,044
PartnerRe Ltd.	168	14,732
The Travelers Cos., Inc.	325	25,500
Validus Holdings Ltd.	361	13,144

		145,908
Internet Software & Services - 0.5%
IAC/InterActiveCorp	314	12,952

IT Services - 6.6%
Accenture PLC, Class A	635	45,650
Automatic Data Processing, Inc.	169	10,020
Booz Allen Hamilton Holding Corp.	864	11,975
Broadridge Financial Solutions, Inc.	539	12,704
Fidelity National Information Services, Inc.	400	14,844
International Business Machines Corp.	225	45,691
Paychex, Inc.	129	4,209

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services
SAIC, Inc.	1,090	$13,189
The Western Union Co.	1,091	15,525

		173,807
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	83	3,102
Mattel, Inc.	123	4,628

		7,730
Machinery - 0.8%
Harsco Corp.	137	3,492
Sauer-Danfoss, Inc.	321	17,228

		20,720
Media - 2.4%
Comcast Corp., Class A	106	4,037
Gannett Co., Inc.	719	14,114
The McGraw-Hill Cos., Inc.	286	16,451
Meredith Corp.	85	3,082
Regal Entertainment Group, Class A	809	12,078
The Washington Post Co., Class B	34	13,113

		62,875
Metals & Mining - 0.8%
Commercial Metals Co.	976	16,250
Nucor Corp.	112	5,153

		21,403
Multi-Utilities - 4.2%
Ameren Corp.	485	15,733
Avista Corp.	533	13,783
CenterPoint Energy, Inc.	321	6,561
Consolidated Edison, Inc.	284	16,154
DTE Energy Co.	235	14,878
Public Service Enterprise Group, Inc.	519	16,183
TECO Energy, Inc.	783	13,914
Vectren Corp.	468	14,770

		111,976
Office Electronics - 0.6%
Xerox Corp.	2,116	16,949

Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	916	105,477

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips	413	$23,954
Exxon Mobil Corp.	1,471	132,346
Spectra Energy Corp.	227	6,306
The Williams Cos., Inc.	539	18,892

		286,975
Pharmaceuticals - 8.4%
Bristol-Myers Squibb Co.	593	21,431
Eli Lilly & Co.	260	13,960
Johnson & Johnson	293	21,659
Merck & Co., Inc.	797	34,470
Pfizer, Inc.	3,762	102,627
Questcor Pharmaceuticals, Inc.	480	12,230
Warner Chilcott PLC, Class A	1,051	14,893

		221,270
Real Estate Investment Trusts (REITs) - 6.6%
Alexander’s, Inc.	30	9,986
Annaly Capital Management, Inc.	339	5,041
ARMOUR Residential REIT, Inc.	408	2,929
Brandywine Realty Trust	231	2,941
Digital Realty Trust, Inc.	58	3,939
EPR Properties	62	2,905
HCP, Inc.	157	7,283
Highwoods Properties, Inc.	89	3,204
Home Properties, Inc.	50	3,073
Hospitality Properties Trust	129	3,253
Lexington Realty Trust	1,312	14,432
Liberty Property Trust	89	3,486
Mack-Cali Realty Corp.	110	2,989
Medical Properties Trust, Inc.	233	3,134
MFA Financial, Inc.	353	3,173
Mid-America Apartment Communities, Inc.	46	3,007
National Health Investors, Inc.	244	15,531
National Retail Properties, Inc.	96	3,074
Newcastle Investment Corp.	1,573	16,501
Omega Healthcare Investors, Inc.	126	3,221
Piedmont Office Realty Trust, Inc., Class A	165	3,189
Plum Creek Timber Co., Inc.	329	15,851
Rayonier, Inc.	278	14,968

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2013 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs)
Realty Income Corp.	84	$3,669
Senior Housing Properties Trust	137	3,300
Simon Property Group, Inc.	131	20,984

		175,063
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	438	5,654
Cypress Semiconductor Corp.*	271	2,783
KLA-Tencor Corp.	81	4,448
Linear Technology Corp.	113	4,138
Marvell Technology Group Ltd.	1,036	9,583
Microchip Technology, Inc.	113	3,780
Texas Instruments, Inc.	389	12,868

		43,254
Software - 2.7%
CA, Inc.	638	15,835
Microsoft Corp.	1,730	47,523
Oracle Corp.	245	8,700

		72,058
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	684	13,824
Best Buy Co., Inc.	1,120	18,211
GameStop Corp., Class A	497	11,530
Guess?, Inc.	500	13,545
The Home Depot, Inc.	836	55,945
Staples, Inc.	1,131	15,246

		128,301
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	261	3,485
People’s United Financial, Inc.	262	3,225

		6,710
Tobacco - 4.4%
Altria Group, Inc.	1,711	57,627
Lorillard, Inc.	381	14,886
Philip Morris International, Inc.	328	28,916

	Shares	Value
Common Stocks - (continued)
Tobacco - (continued)
Reynolds American, Inc.	351	$15,437

		116,866

Total Common Stocks (Cost $2,498,936)		2,642,256

Total Investment Securities (Cost $2,498,936) — 99.8%		2,642,256

Other assets less liabilities — 0.2%		5,544

Net Assets — 100.0%		$2,647,800

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,482
Aggregate gross unrealized depreciation	(13,060)

Net unrealized appreciation	$143,422

Federal income tax cost of investments	$2,498,834

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2013 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities - 9.3%
Ally Auto Receivables Trust, Class A2 0.45%, due 07/15/15	$100,000	$99,999
American Express Credit Account Master Trust 0.59%, due 05/15/18	100,000	99,992
Honda Auto Receivables Owner Trust, Class A2 0.40%, due 04/20/15	100,000	100,018
Hyundai Auto Receivables Trust, Class A2 0.40%, due 08/17/15	100,000	100,040
Nissan Auto Lease Trust, Class A2B 0.31%, due 06/15/15	100,000	100,016
Porsche Innovative Lease Owner Trust, Class A2 0.44%, due 02/23/15(a)	100,000	100,044
World Omni Auto Receivables Trust, Class A2 0.43%, due 11/16/15	100,000	99,999

Total Asset-Backed Securities (Cost $699,955)		700,108

Corporate Bonds - 70.3%
Aerospace & Defense - 2.7%
United Technologies Corp. 1.20%, due 06/01/15	200,000	203,065

Automobile - 10.7%
Daimler Finance North America LLC 1.09%, due 04/10/14(a)(b)	500,000	502,466
Volkswagen International Finance N.V. 0.92%, due 04/01/14(a)(b)	200,000	199,194
0.91%, due 11/20/14(a)(b)	100,000	99,955

		801,615
Banks - 4.0%
The Bank of New York Mellon Corp. 0.53%, due 10/23/15(b)	100,000	100,043
The Goldman Sachs Group, Inc. 1.31%, due 11/21/14(b)	100,000	100,347
1.60%, due 11/23/15	100,000	100,560

		300,950

	Principal Amount	Value
Corporate Bonds - (continued)
Beverages - 4.8%
Anheuser-Busch InBev Worldwide, Inc. 0.85%, due 01/27/14(b)	$355,000	$357,132

Commercial Banks - 10.1%
BNP Paribas S.A. 1.21%, due 01/10/14(b)	300,000	301,516
Credit Suisse 1.27%, due 01/14/14(b)	250,000	251,735
Royal Bank of Canada 0.54%, due 01/06/15(b)	100,000	100,105
0.80%, due 10/30/15	100,000	100,176

		753,532
Consumer Finance - 5.3%
American Honda Finance Corp. 0.43%, due 04/08/14(b)(a)	200,000	200,039
Caterpillar Financial Services Corp. 0.70%, due 11/06/15	100,000	100,041
John Deere Capital Corp. 0.41%, due 10/08/14(b)	100,000	100,083

		400,163
Diversified Financial Services - 8.1%
General Electric Capital Corp. 0.91%, due 12/11/15(b)	100,000	100,353
0.91%, due 01/08/16(b)	100,000	100,363
JPMorgan Chase & Co. 1.88%, due 03/20/15	200,000	203,521
1.20%, due 01/25/18(b)	100,000	100,556
PACCAR Financial Corp. 0.70%, due 11/16/15	100,000	100,014

		604,807
Electric Utilities - 2.6%
Alabama Power Co. 0.55%, due 10/15/15	100,000	99,960
Georgia Power Co. 0.63%, due 11/15/15	100,000	99,972

		199,932

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2013 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Energy Equipment & Services - 2.0%
Transocean, Inc. 5.25%, due 03/15/13	$150,000	$150,737

Food - 4.0%
General Mills, Inc. 0.60%, due 01/29/16(b)	300,000	300,583

Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc. 0.85%, due 10/15/15	200,000	200,703

Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp. 0.75%, due 05/29/15	100,000	100,727

Internet & Catalog Retail - 1.3%
Amazon.com, Inc. 0.65%, due 11/27/15	100,000	99,855

IT Services - 4.0%
International Business Machines Corp. 0.55%, due 02/06/15	300,000	299,970

Oil, Gas & Consumable Fuels - 4.0%
BP Capital Markets PLC 0.70%, due 11/06/15	100,000	99,905

Marathon Oil Corp. 0.90%, due 11/01/15	100,000	100,121
Total Capital Canada Ltd. 0.68%, due 01/15/16(b)	100,000	100,448

		200,353
Pharmaceuticals - 1.3%
McKesson Corp. 0.95%, due 12/04/15	100,000	100,321

Tobacco - 1.3%
Reynolds American, Inc. 1.05%, due 10/30/15	100,000	100,005

Total Corporate Bonds (Cost $5,271,158)		5,274,571

Municipal Bonds - 2.7%
County of Nassau NY 2.00%, due 09/30/13	100,000	100,885

	Principal Amount	Value
Municipal Bonds (continued)
County of Orange CA 0.58%, due 08/01/13	$100,000	$100,005

		200,890

Total Municipal Bonds (Cost $200,952)		200,890

U.S. Government Obligations - 2.7%
United States Treasury Notes 0.13%, due 08/31/13	100,000	100,012
0.25%, due 01/31/14	100,000	100,094

		200,106

Total U.S. Government Obligations (Cost $199,950)		200,106

Certificate of Deposit - 4.0%
Svenska Handelsbanken AB 1.10%, due 07/17/14	300,000	300,974

Total Certificate of Deposit (Cost $301,502)		300,974

Commercial Paper - 3.9%
Ford Motor Credit Co LLC 0.0%, due 05/30/13	300,000	298,998

Total Commercial Paper (Cost $299,066)		298,998

Repurchase Agreement (c) - 6.7%
RBS Securities, Inc., dated 1/31/13, repurchase price $500,007 0.51%, 02/01/13	500,000	500,000

Total Repurchase Agreements (Cost $500,000)		500,000

Total Investment Securities (Cost $7,472,583) — 99.6%		7,475,647

Other assets less liabilities — 0.4%		30,613

Net Assets — 100.0%		$7,506,260

(a)	144A security — Certain conditions for public sale may exist.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on January 31, 2013.
(c)	The nature and terms of the collateral received for the repurchase agreement is as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
Government National Mortgage Association	$517,101	4.5%	04/20/62

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2013 (Unaudited)

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,381
Aggregate gross unrealized depreciation	(4,317)

Net unrealized appreciation	$3,064

Federal income tax cost of investments	$7,472,583

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in the following countries as of January 31, 2013:

Canada	4.0%
Cayman Islands	2.0%
France	4.0%
Netherlands	4.0%
Switzerland	3.4%
United Kingdom	1.3%
United States	80.9%
Other [1]	0.4%

100.0%

[1]	Includes any fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2013 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by a Fund’s underlying index. This difference may adversely affect the Fund’s ability to track its underlying index. The portfolio securities of the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2013 (Unaudited)

taking into account securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to Northern Trust Investments, Inc. (“NTI”) approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures.

Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an index provider to a Fund may adversely affect the Fund’s ability to track its underlying index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2013 (Unaudited)

The following is a summary of the valuations as of January 31, 2013 for each Fund based upon the three levels defined above. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$1,404,277,980	$—	$—		$1,404,277,980

Total Investments	$1,404,277,980	$—	$—		$1,404,277,980

Other Financial Instruments
Assets
Futures	$242,991	$—	$—		$242,991
Forward Currency Contracts	—	150,841	—		150,841
Liabilities
Forward Currency Contracts	—	(110,270)	—		(110,270)

Total Other Financial Instruments	$242,991	$40,571	$—		$283,562

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$880,035,167	$—		$880,035,167

Total Investments	$—	$880,035,167	$—		$880,035,167

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$419,637,036	$—		$419,637,036

Total Investments	$—	$419,637,036	$—		$419,637,036

FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Health Care Equipment & Supplies	$5,239,848	$—	$2,684	[1]	$5,242,532
Other*	208,633,738	—	—		208,633,738
Short-Term Investment	—	204,972	—		204,972

Total Investments	$213,873,586	$204,972	$2,684		$214,081,242

Other Financial Instruments
Assets
Futures	$75,570	$—	$—		$75,570

Total Other Financial Instruments	$75,570	$—	$—		$75,570

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2013 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/12	$—
Total gain or loss (realized/unrealized included in earnings)	—
Purchases (Sales)	—
Transfer into Level 3 [1]	2,684
Transfer out of Level 3	—

Balance as of 1/31/13	$2,684

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 1/31/13	$—

Quantitative Information about Level 3 Fair Value Measurements

Common Stock	Fair Value at 1/31/13	Valuation Techniques	Unobservable Inputs
Allos Therapeutics, Inc.	$—	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

Young Innovations, Inc.	2,684	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

The significant unobservable input used in the fair value measurement of the common stock was a discovery price. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Common Stocks
Commercial Banks	$7,444,614	$—	$6,490		$7,451,104
Metals & Mining	4,190,028	—	7,683	[1]	4,197,711
Other*	53,339,542	—	—		53,339,542
Preferred Stocks
Containers & Packaging	—	—	2,090		2,090
Other*	286,420	—	—		286,420
Rights	—	1	1,724		1,725

Total Investments	$65,260,604	$1	$17,987		$65,278,592

Other Financial Instruments
Assets
Futures	$5,318	$—	$—		$5,318
Forward Currency Contracts	—	1,453	—		1,453

Total Other Financial Instruments	$5,318	$1,453	$—		$6,771

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2013 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/12	$—
Total gain or loss (realized/unrealized included in earnings)	10,304
Purchases (Sales)	—
Transfer into Level 3 [1]	7,683
Transfer out of Level 3	—

Balance as of 1/31/13	$17,987

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 1/31/13	$10,304

Quantitative Information about Level 3 Fair Value Measurements

Common Stock	Fair Value at 1/31/13	Valuation Techniques	Unobservable Inputs
Banco Santander S.A.	$6,490	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

Phoenix Group Holdings	1,309	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

Rexam PLC	2,090	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

Sundance Resources Ltd.	7,683	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

Vilmorin & Cie researches	415	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

The significant unobservable input used in the fair value measurement of the common stock was a discovery price. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Hotels, Restaurants & Leisure	$514,153	$—	$11,496		$525,649
Independent Power Producers & Energy Traders	1,360,262	—	15,039	[1]	1,375,301
Marine	601,003	—	13,033	[1]	614,036
Metals & Mining	3,824,083	—	62,012	[1]	3,886,095
Multiline Retail	565,431	—	33,731	[1]	599,162
Other*	56,480,553	—	—		56,480,553
Preferred Stocks
Personal Products	—	4,171	—		4,171
Other*	3,806,188	—	—		3,806,188
Rights	—	213	127	[2]	340
Warrants	190	—	—		190

Total Investments	$67,151,863	$4,384	$135,438		$67,291,685

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2013 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Other Financial Instruments
Assets
Futures	$4,289	$—	$—	$4,289
Forward Currency Contracts	—	58,240	—	58,240
Liabilities
Futures	(17,924)	—	—	(17,924)

Total Other Financial Instruments	$(13,635)	$58,240	$—	$44,605

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/12	$2,873
Total gain or loss (realized/unrealized included in earnings)	32
Purchases (Sales)	11,569
Transfer into Level 3 [1,2]	123,837
Transfer out of Level 3 [3]	(2,873)

Balance as of 1/31/13	$135,438

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 1/31/13	$32

Quantitative Information about Level 3 Fair Value Measurements

Common Stock	Fair Value at 1/31/13	Valuation Techniques	Unobservable Inputs
China Metal Recycling Holdings Ltd.	$62,012	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt
KFC Holdings Malaysia Bhd	4,099	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt
MISC Bhd	13,033	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt
Neo Holdings Co. Ltd.	—	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt
PCD Stores Group Ltd.	33,731	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt
Polimex-Mostostal S.A.	22	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt
QSR Brands Bhd	7,397	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt
Sociedad Matriz Banco de Chile	105	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt
Zhejiang Southeast Electric Power Co.	15,039	Required Cost to Replace the Service Capacity of Security	Discovery Price set at Halt

The significant unobservable input used in the fair value measurement of the common stock was a discovery price. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2013 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$18,616,853	$—	$—	$18,616,853

Total Investments	$18,616,853	$—	$—	$18,616,853

FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$2,682,551	$—	$—	$2,682,551

Total Investments	$2,682,551	$—	$—	$2,682,551

FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$2,642,256	$—	$—	$2,642,256

Total Investments	$2,642,256	$—	$—	$2,642,256

FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$700,108	$—	$700,108
Corporate Bonds*	—	5,274,571	—	5,274,571
Municipal Bonds	—	200,890	—	200,890
U.S. Government Obligations	—	200,106	—	200,106
Certificate of Deposit	—	300,974	—	300,974
Commercial Paper	—	298,998	—	298,998
Repurchase Agreements	—	500,000	—	500,000

Total Investments	$—	$7,475,647	$—	$7,475,647

*	See Schedules of Investments for segregation by industry type.
[1]	Security transferred from Level 1 to Level 3 during the period. Transferred into Level 3 due to security being valued by the Northern Trust Investment Pricing and Valuation Committee.
[2]

Polimex Mostostal SA, valued at $22, transferred from Level 2 to Level 3 during the period. Transferred into Level 3 due to security being valued by the Northern Trust Investment Pricing and Valuation Committee.

[3]	Security transferred from Level 3 to Level 1 during the period. Transferred out of Level 3 due to security being priced by vendor.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 22, 2013

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
March 22, 2013